UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-03605

Northern Institutional Funds

(Exact Name of Registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip Code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:     (312) 557-7547

Date of fiscal year end:     November 30

Date of reporting period:     May 31, 2009

Item 1.	Reports to Stockholders.

EQUITY PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	INTERNATIONAL GROWTH PORTFOLIO

22	INTERNATIONAL EQUITY INDEX PORTFOLIO

36	SMALL COMPANY GROWTH PORTFOLIO

39	SMALL COMPANY INDEX PORTFOLIO

64	MID CAP GROWTH PORTFOLIO

67	FOCUSED GROWTH PORTFOLIO

70	DIVERSIFIED GROWTH PORTFOLIO

73	EQUITY INDEX PORTFOLIO

82	NOTES TO THE FINANCIAL STATEMENTS

93	FUND EXPENSES

95	TRUSTEES AND OFFICERS

95	APPROVAL OF ADVISORY AGREEMENT

98	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY INDEX PORTFOLIO
ASSETS:
Investments, at cost	$175,500	$135,314	$2,248	$75,428
Investments, at value (1)	$158,856	$102,995	$2,464	$56,487
Cash	2	2	–	–
Cash held at broker (Restricted $435)	–	965	–	–
Foreign currencies, at value (cost: $2,181 and $1,030)	2,208	1,076	–	–
Interest income receivable	13	9	–	12
Dividend income receivable	667	427	–	40
Receivable for foreign tax withheld	409	227	–	–
Receivable for securities sold	55	579	22	340
Receivable for variation margin on futures contracts	–	35	–	15
Receivable for fund shares sold	275	74	–	48
Receivable from affiliated administrator	12	17	14	18
Unrealized gain on forward foreign currency exchange contracts	–	419	–	–
Prepaid and other assets	12	17	5	5
Total Assets	162,509	106,842	2,505	56,965
LIABILITIES:
Cash overdraft	–	–	10	1
Unrealized loss on forward foreign currency exchange contracts	–	262	–	–
Payable upon return of securities loaned	17,656	9,831	708	12,379
Payable for securities purchased	1,061	3,644	15	346
Payable for fund shares redeemed	–	88	–	15
Payable for variation margin on futures contracts	–	24	–	–
Payable to affiliates:
Investment advisory fees	92	18	1	7
Co-administration fees	17	11	–	4
Custody and accounting fees	40	22	19	24
Transfer agent fees	1	1	–	–
Trustee fees	3	3	3	3
Outstanding options written, at value (premium received $2)	–	–	–	–
Accrued other liabilities	16	7	7	8
Total Liabilities	18,886	13,911	763	12,787
Net Assets	$143,623	$92,931	$1,742	$44,178
ANALYSIS OF NET ASSETS:
Capital stock	$198,325	$134,759	$19,950	$80,901
Undistributed net investment income (loss)	1,650	1,384	(2)	350
Accumulated undistributed net realized loss	(39,790)	(11,522)	(18,422)	(18,240)
Net unrealized appreciation (depreciation)	(16,562)	(31,690)	216	(18,833)
Net Assets	$143,623	$92,931	$1,742	$44,178
Net Assets:
Class A	$143,267	$92,095	$1,739	$44,100
Class C	–	–	–	–
Class D	356	836	3	78
Total Shares Outstanding (no par value), Unlimited Shares Authorized:
Class A	18,622	13,330	239	3,949
Class C	–	–	–	–
Class D	46	126	–	7
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$7.69	$6.91	$7.29	$11.17
Class C	–	–	–	–
Class D	7.73	6.61	6.94	11.06

(1)	Amounts include value of securities loaned of $17,245, $9,564, $705, $12,231, $569, $3,723, $947, and $22,196, respectively.
(2)	Amount includes cost of $557 in Northern Trust Corp. held in the Equity Index Portfolio.
(3)	Amount includes value of $573 in Northern Trust Corp. held in the Equity Index Portfolio.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

MID CAP GROWTH PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$2,169	$50,223	$11,110	$483,275	(2)
$2,461	$54,408	$12,585	$363,768	(3)
1	–	–	6
–	–	–	–
–	–	–	–
–	2	–	44
1	81	35	887
–	–	–	–
57	1,262	80	6
–	–	–	105
–	1,707	–	2
14	12	15	15
–	–	–	–
12	5	9	8
2,546	57,477	12,724	364,841

–	–	2	–
–	–	–	–
572	3,795	977	22,404
62	1,572	78	–
–	288	5	42
–	–	–	–

1	31	6	29
–	4	1	29
20	12	14	3
–	–	–	3
3	3	3	7
–	–	3	–
8	12	7	86
666	5,717	1,096	22,603
$1,880	$51,760	$11,628	$342,238

$5,036	$98,652	$35,030	$516,487
(2)	96	181	190
(3,446)	(51,173)	(25,057)	(56,256)
292	4,185	1,474	(118,183)
$1,880	$51,760	$11,628	$342,238

$1,872	$51,614	$11,549	$339,162
2	67	–	1,196
6	79	79	1,880

188	5,270	2,359	37,225
–	7	–	132
1	9	17	208

$9.95	$9.79	$4.89	$9.11
9.75	9.55	–	9.07
9.57	9.33	4.65	9.04

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	EQUITY PORTFOLIOS

See Notes to the Financial Statements.

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	INTERNATIONAL GROWTH PORTFOLIO	INTERNATIONAL EQUITY INDEX PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY INDEX PORTFOLIO
INVESTMENT INCOME:
Dividend income	$2,232 (1)	$1,583 (2)	$5	$385
Interest income	–	–	–	1
Net income from securities loaned	60	48	3	92
Total Investment Income	2,292	1,631	8	478
EXPENSES:
Investment advisory fees	543	88	7	42
Co-administration fees	91	53	1	21
Custody and accounting fees	96	60	36	66
Transfer agent fees	6	4	–	2
Blue sky fees	13	14	16	14
SEC fees	1	1	1	1
Printing fees	5	5	5	5
Audit fees	3	3	3	3
Legal fees	4	4	4	4
Shareholder servicing fees	–	1	–	–
Trustee fees and expenses	4	4	4	4
Interest expense	1	–	–	–
Insurance fees	2	2	2	3
Other	3	3	3	3
Total Expenses:	772	242	82	168
Less voluntary waivers of investment advisory fees	(60)	–	(1)	–
Less expenses reimbursed by administrator	(71)	(96)	(74)	(102)
Net Expenses	641	146	7	66
Net Investment Income	1,651	1,485	1	412
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(24,906)	(7,771)	(465)	(6,293)
Written options	–	–	–	–
Futures contracts	–	(43)	–	(17)
Foreign currency transactions	91	(155)	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	42,063	17,930	622	8,037
Written options	–	–	–	–
Futures contracts	–	302	–	102
Foreign currency transactions and forward foreign currency exchange contracts	(47)	445	–	–
Translation of other assets and liabilities denominated in foreign currencies	73	32	–	–
Net Gains (Losses) on Investments and Foreign Currency	17,274	10,740	157	1,829
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,925	$12,225	$158	$2,241

(1)	Net of $306 in non–reclaimable foreign withholding taxes.
(2)	Net of $180 in non–reclaimable foreign withholding taxes.
(3)	Amount includes dividend income from Northern Trust Corp. of $6.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

MID CAP GROWTH PORTFOLIO	FOCUSED GROWTH PORTFOLIO	DIVERSIFIED GROWTH PORTFOLIO	EQUITY INDEX PORTFOLIO

$6	$355	$388	$5,159 (3)
–	1	1	8
2	14	11	176
8	370	400	5,343

7	205	118	181
1	24	16	180
42	30	42	36
–	2	2	21
15	13	20	17
1	1	1	1
5	5	5	5
3	3	3	4
4	4	4	4
–	–	–	5
4	4	4	4
–	–	–	–
2	3	2	5
3	3	3	3
87	297	220	466
(1)	(24)	(15)	–
(79)	(65)	(84)	(79)
7	208	121	387
1	162	279	4,956

(164)	(12,750)	(18,019)	(32,395)
–	–	18	–
–	–	–	(600)
–	–	–	–

342	14,858	16,940	31,247
–	–	(1)	–
–	–	–	1,131
–	–	–	–
–	–	–	–
178	2,108	(1,062)	(617)
$179	$2,270	$(783)	$4,339

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL GROWTH PORTFOLIO		INTERNATIONAL EQUITY INDEX PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO
Amounts in thousands	2009	2008	2009	2008	2009	2008
OPERATIONS:
Net investment income (loss)	$1,651	$4,121	$1,485	$3,048	$1	$(1)
Net realized gains (losses)	(24,815)	(14,428)	(7,969)	1,197	(465)	(331)
Net change in unrealized appreciation (depreciation)	42,089	(96,595)	18,709	(64,690)	622	(617)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,925	(106,902)	12,225	(60,445)	158	(949)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	6,539	11,774	19,095	17,764	151	210
Net decrease in net assets resulting from Class C share transactions	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	(30)	76	38	809	–	(5)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,509	11,850	19,133	18,573	151	205
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(4,464)	(3,394)	(2,474)	(4,280)	(2)	–
From net realized gains	–	(37,819)	(3,774)	(21,100)	–	–
Total Distributions to Class A shareholders	(4,464)	(41,213)	(6,248)	(25,380)	(2)	–
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions to Class C shareholders	–	–	–	–	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(11)	(6)	(26)	(20)	–	–
From net realized gains	–	(98)	(45)	(106)	–	–
Total Distributions to Class D shareholders	(11)	(104)	(71)	(126)	–	–
Total Increase (Decrease) in Net Assets	20,959	(136,369)	25,039	(67,378)	307	(744)
NET ASSETS:
Beginning of period	122,664	259,033	67,892	135,270	1,435	2,179
End of period	$143,623	$122,664	$92,931	$67,892	$1,742	$1,435
Accumulated Undistributed Net Investment Income (Loss)	$1,650	$4,474	$1,384	$2,399	$(2)	$(1)

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2008

SMALL COMPANY INDEX PORTFOLIO		MID CAP GROWTH PORTFOLIO		FOCUSED GROWTH PORTFOLIO		DIVERSIFIED GROWTH PORTFOLIO		EQUITY INDEX PORTFOLIO
2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

$412	$999	$1	$(4)	$162	$367	$279	$681	$4,956	$13,185
(6,310)	3,269	(164)	(688)	(12,750)	(12,377)	(18,001)	(5,452)	(32,995)	29,809
8,139	(32,264)	342	(516)	14,858	(23,069)	16,939	(19,902)	32,378	(315,325)
2,241	(27,996)	179	(1,208)	2,270	(35,079)	(783)	(24,673)	4,339	(272,331)

(3,281)	(8,407)	312	(3,131)	(2,847)	(9,393)	(27,821)	9,946	(44,546)	(6,431)
–	–	–	(44)	(11)	–	–	–	(6,205)	(8,546)
–	(63)	–	(19)	3	(13)	(199)	15	35	(485)
(3,281)	(8,470)	312	(3,194)	(2,855)	(9,406)	(28,020)	9,961	(50,716)	(15,462)

(927)	(998)	–	–	(380)	(549)	(746)	(548)	(5,081)	(12,659)
–	–	–	–	–	–	–	(3,844)	(26,505)	(67,103)
(927)	(998)	–	–	(380)	(549)	(746)	(4,392)	(31,586)	(79,762)

–	–	–	–	–	–	–	–	(39)	(306)
–	–	–	–	–	–	–	–	(546)	(2,235)
–	–	–	–	–	–	–	–	(585)	(2,541)

(1)	(2)	–	–	–	–	(4)	(2)	(23)	(54)
–	–	–	–	–	–	–	(30)	(126)	(384)
(1)	(2)	–	–	–	–	(4)	(32)	(149)	(438)
(1,968)	(37,466)	491	(4,402)	(965)	(45,034)	(29,553)	(19,136)	(78,697)	(370,534)

46,146	83,612	1,389	5,791	52,725	97,759	41,181	60,317	420,935	791,469
$44,178	$46,146	$1,880	$1,389	$51,760	$52,725	$11,628	$41,181	$342,238	$420,935
$350	$866	$(2)	$(3)	$96	$314	$181	$652	$190	$377

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH PORTFOLIO			CLASS A
Selected per share data	2009(4)	2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$6.91	$15.02	$12.91	$10.31	$9.44		$7.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.23	0.17	0.15	0.16		0.08
Net realized and unrealized gains (losses)	0.92	(5.94)	2.46	2.58	0.82		1.63
Total from Investment Operations	1.03	(5.71)	2.63	2.73	0.98		1.71
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.25)	(0.20)	(0.13)	(0.13)	(0.11)		(0.05)
From net realized gains	–	(2.20)	(0.39)	–	–		–
Total Distributions Paid	(0.25)	(2.40)	(0.52)	(0.13)	(0.11)		(0.05)
Net Asset Value, End of Period	$7.69	$6.91	$15.02	$12.91	$10.31		$9.44
Total Return(2)	15.46%	(44.80)%	21.00%	26.70%	10.54%		22.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$143,267	$122,311	$258,359	$211,732	$169,921		$162,643
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.06%	1.06%	1.06%	1.06%	1.07	%(5)	1.06%
Expenses, before waivers, reimbursements and credits	1.28%	1.21%	1.19%	1.20%	1.21%		1.21%
Net investment income, net of waivers, reimbursements and credits	2.74%	2.01%	1.23%	1.32%	1.57%		0.92%
Net investment income, before waivers, reimbursements and credits	2.52%	1.86%	1.10%	1.18%	1.43%		0.77%
Portfolio Turnover Rate	41.59%	75.41%	87.63%	94.13%	85.60%		93.81%

			CLASS D
Selected per share data	2009(4)	2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$6.92	$15.02	$12.92	$10.32	$9.43		$7.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.14	0.11	0.12	0.09		0.07
Net realized and unrealized gains (losses)	0.95	(5.90)	2.46	2.57	0.87		1.60
Total from Investment Operations	1.02	(5.76)	2.57	2.69	0.96		1.67
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.21)	(0.14)	(0.08)	(0.09)	(0.07)		(0.01)
From net realized gains	–	(2.20)	(0.39)	–	–		–
Total Distributions Paid	(0.21)	(2.34)	(0.47)	(0.09)	(0.07)		(0.01)
Net Asset Value, End of Period	$7.73	$6.92	$15.02	$12.92	$10.32		$9.43
Total Return(2)	15.23%	(44.99)%	20.46%	26.21%	10.22%		21.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$356	$353	$674	$552	$481		$379
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.45%	1.45%	1.45%	1.45%	1.46	%(5)	1.45%
Expenses, before waivers, reimbursements and credits	1.67%	1.60%	1.58%	1.59%	1.60%		1.60%
Net investment income, net of waivers, reimbursements and credits	2.35%	1.62%	0.84%	0.93%	1.18%		0.53%
Net investment income, before waivers, reimbursements and credits	2.13%	1.47%	0.71%	0.79%	1.04%		0.38%
Portfolio Turnover Rate	41.59%	75.41%	87.63%	94.13%	85.60%		93.81%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the period ended was calculated using the average shares outstanding method.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the period would have been 1.06% and 1.45% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO			CLASS A
Selected per share data	2009(4)	2008(4)	2007(4)	2006	2005(4)		2004(4)
Net Asset Value, Beginning of Period	$6.61	$15.73	$15.54	$12.61	$11.41		$9.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.31	0.36	0.33	0.27		0.28
Net realized and unrealized gains (losses)	0.78	(6.50)	1.94	3.14	1.13		2.01
Total from Investment Operations	0.91	(6.19)	2.30	3.47	1.40		2.29
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.24)	(0.49)	(0.46)	(0.24)	(0.20)		(0.36)
From net realized gains	(0.37)	(2.44)	(1.65)	(0.30)	–		–
Total Distributions Paid	(0.61)	(2.93)	(2.11)	(0.54)	(0.20)		(0.36)
Net Asset Value, End of Period	$6.91	$6.61	$15.73	$15.54	$12.61		$11.41
Total Return(2)	14.95%	(47.77)%	16.74%	28.52%	12.45%		24.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$92,095	$67,131	$134,611	$127,809	$115,608		$78,968
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.41%	0.41%	0.41%	0.41%	0.46	%(5)	0.51%
Expenses, before waivers, reimbursements and credits	0.76%	0.61%	0.57%	0.58%	0.65%		0.73%
Net investment income, net of waivers, reimbursements and credits	4.74%	2.96%	2.42%	2.43%	2.29%		1.92%
Net investment income, before waivers, reimbursements and credits	4.39%	2.76%	2.26%	2.26%	2.10%		1.70%
Portfolio Turnover Rate	11.97%	43.61%	73.12%	68.17%	110.54%		9.80%

			CLASS D
Selected per share data	2009(4)	2008(4)	2007(4)	2006	2005(4)		2004(4)
Net Asset Value, Beginning of Period	$6.34	$15.22	$15.09	$12.26	$11.12		$9.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.23	0.24	0.30	0.18		0.24
Net realized and unrealized gains (losses)	0.76	(6.20)	1.94	3.02	1.12		1.95
Total from Investment Operations	0.86	(5.97)	2.18	3.32	1.30		2.19
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.22)	(0.47)	(0.40)	(0.19)	(0.16)		(0.33)
From net realized gains	(0.37)	(2.44)	(1.65)	(0.30)	–		–
Total Distributions Paid	(0.59)	(2.91)	(2.05)	(0.49)	(0.16)		(0.33)
Net Asset Value, End of Period	$6.61	$6.34	$15.22	$15.09	$12.26		$11.12
Total Return(2)	14.65%	(47.93)%	16.40%	28.03%	11.85%		24.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$836	$761	$659	$93	$73		$136
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.80%	0.80%	0.80%	0.80%	0.85	%(5)	0.90%
Expenses, before waivers, reimbursements and credits	1.15%	1.00%	0.96%	0.97%	1.04%		1.12%
Net investment income, net of waivers, reimbursements and credits	4.35%	2.57%	2.03%	2.04%	1.90%		1.53%
Net investment income, before waivers, reimbursements and credits	4.00%	2.37%	1.87%	1.87%	1.71%		1.31%
Portfolio Turnover Rate	11.97%	43.61%	73.12%	68.17%	110.54%		9.80%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at (3) net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(5)	Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.44% and 0.83% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SMALL COMPANY GROWTH PORTFOLIO	CLASS A
Selected per share data	2009(3)	2008(3)		2007(3)		2006		2005(3)		2004(3)
Net Asset Value, Beginning of Period	$6.61	$11.81		$10.60		$9.13		$8.15		$8.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	–	(0.01)		(0.04)		(0.01)		(0.05)		(0.05)
Net realized and unrealized gains (losses)	0.69	(5.19)		1.25		1.48		1.03		0.03
Total from Investment Operations	0.69	(5.20)		1.21		1.47		0.98		(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	–		–		–		–		–
Total Distributions Paid	(0.01)	–		–		–		–		–
Net Asset Value, End of Period	$7.29	$6.61		$11.81		$10.60		$9.13		$8.15
Total Return(1)	10.41%	(44.03)%		11.42%		16.10%		12.02%		(0.25)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,739	$1,432		$2,168		$2,553		$7,200		$10,785
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.91%	0.92	%(5)	0.92	%(5)	0.92	%(5)	0.92	%(5)	0.92	%(5)
Expenses, before waivers, reimbursements and credits	10.80%	8.74%		5.48%		3.21%		2.12%		1.57%
Net investment income (loss), net of waivers, reimbursements and credits	0.13%	(0.07)%		(0.40)%		(0.06)%		(0.54)%		(0.34)%
Net investment loss, before waivers, reimbursements and credits	(9.76)%	(7.89)%		(4.96)%		(2.35)%		(1.74)%		(0.99)%
Portfolio Turnover Rate	122.62%	353.47%		171.19%		275.73%		85.43%		286.92%

	CLASS D
Selected per share data	2009(3)	2008(3)		2007(3)		2006		2005(3)		2004(3)
Net Asset Value, Beginning of Period	$6.30	$11.54		$10.40		$9.00		$8.06		$8.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)	(0.05)		(0.11)		(0.06)		(0.08)		(0.07)
Net realized and unrealized gains (losses)	0.65	(5.19)		1.25		1.46		1.02		0.02
Total from Investment Operations	0.64	(5.24)		1.14		1.40		0.94		(0.05)
LESS DISTRIBUTIONS PAID:
From net investment income	– (4)	–		–		–		–		–
Total Distributions Paid	–	–		–		–		–		–
Net Asset Value, End of Period	$6.94	$6.30		$11.54		$10.40		$9.00		$8.06
Total Return(1)	10.24%	(45.41)%		10.96%		15.56%		11.66%		(0.62)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3	$3		$11		$18		$20		$26
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.30%	1.31	%(5)	1.31	%(5)	1.31	%(5)	1.31	%(5)	1.31	%(5)
Expenses, before waivers, reimbursements and credits	11.19%	9.13%		5.87%		3.60%		2.51%		1.96%
Net investment loss, net of waivers, reimbursements and credits	(0.26)%	(0.46)%		(0.79)%		(0.45)%		(0.93)%		(0.73)%
Net investment loss, before waivers, reimbursements and credits	(10.15)%	(8.28)%		(5.35)%		(2.74)%		(2.13)%		(1.38)%
Portfolio Turnover Rate	122.62%	353.47%		171.19%		275.73%		85.43%		286.92%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment loss for the periods ended was calculated using the average shares outstanding method.
(4)	Distribution paid for the six months ended May 31, 2009 for Class D was less than $0.01.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

SMALL COMPANY INDEX PORTFOLIO	CLASS A
Selected per share data	2009	2008	2007	2006	2005	2004(3)
Net Asset Value, Beginning of Period	$10.63	$17.20	$17.52	$15.12	$14.08	$12.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.25	0.20	0.16	0.18	0.12
Net realized and unrealized gains (losses)	0.65	(6.60)	(0.39)	2.41	0.95	1.95
Total from Investment Operations	0.75	(6.35)	(0.19)	2.57	1.13	2.07
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.22)	(0.13)	(0.17)	(0.09)	(0.16)
Total Distributions Paid	(0.21)	(0.22)	(0.13)	(0.17)	(0.09)	(0.16)
Net Asset Value, End of Period	$11.17	$10.63	$17.20	$17.52	$15.12	$14.08
Total Return(1)	7.21%	(37.38)%	(1.05)%	17.12%	8.08%	17.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$44,100	$46,072	$83,426	$102,484	$73,416	$77,506
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Expenses, before waivers, reimbursements and credits	0.79%	0.70%	0.54%	0.53%	0.55%	0.59%
Net investment income, net of waivers, reimbursements and credits	1.96%	1.55%	1.36%	1.19%	1.11%	0.96%
Net investment income, before waivers, reimbursements and credits	1.48%	1.16%	1.13%	0.97%	0.87%	0.68%
Portfolio Turnover Rate	8.79%	47.00%	37.40%	45.99%	33.95%	23.36%

	CLASS D
Selected per share data	2009	2008	2007	2006	2005	2004(3)
Net Asset Value, Beginning of Period	$10.48	$16.95	$17.25	$14.89	$13.87	$11.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.13	0.12	0.08	0.10	0.07
Net realized and unrealized gains (losses)	0.64	(6.45)	(0.37)	2.39	0.97	1.95
Total from Investment Operations	0.72	(6.32)	(0.25)	2.47	1.07	2.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.15)	(0.05)	(0.11)	(0.05)	(0.13)
Total Distributions Paid	(0.14)	(0.15)	(0.05)	(0.11)	(0.05)	(0.13)
Net Asset Value, End of Period	$11.06	$10.48	$16.95	$17.25	$14.89	$13.87
Total Return(1)	6.97%	(37.64)%	(1.41)%	16.66%	7.71%	17.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78	$74	$186	$243	$373	$314
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, before waivers, reimbursements and credits	1.18%	1.09%	0.93%	0.92%	0.94%	0.98%
Net investment income, net of waivers, reimbursements and credits	1.57%	1.16%	0.97%	0.80%	0.72%	0.57%
Net investment income, before waivers, reimbursements and credits	1.09%	0.77%	0.74%	0.58%	0.48%	0.29%
Portfolio Turnover Rate	8.79%	47.00%	37.40%	45.99%	33.95%	23.36%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the year ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MID CAP GROWTH PORTFOLIO	CLASS A
Selected per share data	2009(3)		2008(3)		2007(3)		2006(3)	2005(3)		2004(3)
Net Asset Value, Beginning of Period	$8.98		$14.89		$12.26		$11.54	$10.41		$9.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		(0.01)		(0.01)		0.01	(0.06)		(0.05)
Net realized and unrealized gains (losses)	0.96		(5.90)		2.66		0.71	1.19		0.50
Total from Investment Operations	0.97		(5.91)		2.65		0.72	1.13		0.45
LESS DISTRIBUTIONS PAID:
From net investment income	–		–		(0.02)		–	–		–
Total Distributions Paid	–		–		(0.02)		–	–		–
Net Asset Value, End of Period	$9.95		$8.98		$14.89		$12.26	$11.54		$10.41
Total Return(1)	10.80%		(39.69)%		21.63%		6.24%	10.85%		4.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,872		$1,381		$5,704		$6,616	$16,998		$24,204
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.92	%(4)	0.92	%(4)	0.92	%(4)	0.91%	0.92	%(4)	0.91%
Expenses, before waivers, reimbursements and credits	11.14%		4.70%		2.78%		1.68%	1.39%		1.36%
Net investment income (loss), net of waivers, reimbursements and credits	0.15%		(0.10)%		(0.10)%		0.12%	(0.41)%		(0.54)%
Net investment loss, before waivers, reimbursements and credits	(10.07)%		(3.88)%		(1.96)%		(0.65)%	(0.88)%		(0.99)%
Portfolio Turnover Rate	174.78%		451.19%		248.47%		178.56%	98.76%		150.69%

	CLASS C
Selected per share data	2009(3)		2008(3)		2007(3)		2006(3)	2005(3)		2004(3)
Net Asset Value, Beginning of Period	$8.81		$14.63		$12.08		$11.41	$10.32		$9.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	–		(0.08)		(0.05)		(0.01)	(0.06)		(0.08)
Net realized and unrealized gains (losses)	0.94		(5.74)		2.62		0.68	1.15		0.50
Total from Investment Operations	0.94		(5.82)		2.57		0.67	1.09		0.42
LESS DISTRIBUTIONS PAID:
From net investment income	–		–		(0.02)		–	–		–
Total Distributions Paid	–		–		(0.02)		–	–		–
Net Asset Value, End of Period	$9.75		$8.81		$14.63		$12.08	$11.41		$10.32
Total Return(1)	10.55%		(39.71)%		21.30%		5.87%	10.56%		4.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2		$2		$51		$25	$5,300		$4,083
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.16	%(4)	1.16	%(4)	1.16	%(4)	1.15%	1.16	%(4)	1.15%
Expenses, before waivers, reimbursements and credits	11.38%		4.94%		3.02%		1.92%	1.63%		1.60%
Net investment loss, net of waivers, reimbursements and credits	(0.09)%		(0.34)%		(0.34)%		(0.12)%	(0.65)%		(0.78)%
Net investment loss, before waivers, reimbursements and credits	(10.31)%		(4.12)%		(2.20)%		(0.89)%	(1.12)%		(1.23)%
Portfolio Turnover Rate	174.78%		451.19%		248.47%		178.56%	98.76%		150.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income (loss) for the periods ended was calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MID CAP GROWTH PORTFOLIO	CLASS D
Selected per share data	2009(3)		2008(3)		2007(3)		2006(3)	2005(3)		2004(3)
Net Asset Value, Beginning of Period	$8.66		$14.47		$11.97		$11.32	$10.25		$9.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)		(0.06)		(0.06)		(0.04)	(0.10)		(0.09)
Net realized and unrealized gains (losses)	0.92		(5.75)		2.58		0.69	1.17		0.49
Total from Investment Operations	0.91		(5.81)		2.52		0.65	1.07		0.40
LESS DISTRIBUTIONS PAID:
From net investment income	–		–		(0.02)		–	–		–
Total Distributions Paid	–		–		(0.02)		–	–		–
Net Asset Value, End of Period	$9.57		$8.66		$14.47		$11.97	$11.32		$10.25
Total Return(1)	10.51%		(40.19)%		21.15%		5.74%	10.44%		4.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6		$6		$36		$40	$144		$443
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.31	%(4)	1.31	%(4)	1.31	%(4)	1.30%	1.31	%(4)	1.30%
Expenses, before waivers, reimbursements and credits	11.53%		5.09%		3.17%		2.07%	1.78%		1.75%
Net investment loss, net of waivers, reimbursements and credits	(0.24)%		(0.49)%		(0.49)%		(0.27)%	(0.80)%		(0.93)%
Net investment loss, before waivers, reimbursements and credits	(10.46)%		(4.27)%		(2.35)%		(1.04)%	(1.27)%		(1.38)%
Portfolio Turnover Rate	174.78%		451.19%		248.47%		178.56%	98.76%		150.69%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment loss for the periods ended was calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

FOCUSED GROWTH PORTFOLIO	CLASS A
Selected per share data	2009(3)	2008(3)	2007(3)	2006	2005(3)	2004
Net Asset Value, Beginning of Period	$9.35	$15.53	$13.33	$12.46	$11.67	$11.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.06	0.08	0.07	0.04	0.06
Net realized and unrealized gains (losses)	0.48	(6.15)	2.19	0.84	0.81	0.38
Total from Investment Operations	0.51	(6.09)	2.27	0.91	0.85	0.44
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.09)	(0.07)	(0.04)	(0.06)	–
Total Distributions Paid	(0.07)	(0.09)	(0.07)	(0.04)	(0.06)	–
Net Asset Value, End of Period	$9.79	$9.35	$15.53	$13.33	$12.46	$11.67
Total Return(1)	5.48%	(39.45)%	17.12%	7.29%	7.35%	3.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$51,614	$52,578	$97,501	$95,041	$150,994	$183,444
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Expenses, before waivers, reimbursements and credits	1.23%	1.11%	1.06%	1.06%	1.01%	1.01%
Net investment income, net of waivers, reimbursements and credits	0.68%	0.46%	0.57%	0.48%	0.26%	0.52%
Net investment income, before waivers reimbursements and credits	0.31%	0.21%	0.37%	0.28%	0.11%	0.37%
Portfolio Turnover Rate	106.83%	242.18%	146.66%	151.02%	178.43%	189.01%

	CLASS C
Selected per share data	2009(3)	2008(3)	2007(3)	2006	2005(3)	2004
Net Asset Value, Beginning of Period	$9.09	$15.10	$12.98	$12.23	$11.45	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	0.03	0.01	(0.07)	–	0.03
Net realized and unrealized gains (losses)	0.47	(5.98)	2.16	0.86	0.82	0.37
Total from Investment Operations	0.49	(5.95)	2.17	0.79	0.82	0.40
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)	–
Total Distributions Paid	(0.03)	(0.06)	(0.05)	(0.04)	(0.04)	–
Net Asset Value, End of Period	$9.55	$9.09	$15.10	$12.98	$12.23	$11.45
Total Return(1)	5.32%	(39.57)%	16.78%	6.44%	7.16%	3.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$67	$75	$125	$92	$7,779	$15,926
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.47%	1.35%	1.30%	1.30%	1.25%	1.25%
Net investment income, net of waivers, reimbursements and credits	0.44%	0.22%	0.33%	0.24%	0.02%	0.28%
Net investment income (loss), before waivers, reimbursements and credits	0.07%	(0.03)%	0.13%	0.04%	(0.13)%	0.13%
Portfolio Turnover Rate	106.83%	242.18%	146.66%	151.02%	178.43%	189.01%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income (loss) for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

FOCUSED GROWTH PORTFOLIO	CLASS D
Selected per share data	2009(3)	2008(3)	2007(3)	2006	2005(3)	2004
Net Asset Value, Beginning of Period	$8.88	$14.76	$12.68	$11.90	$11.15	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	0.01	(0.05)	(0.08)	(0.02)	0.01
Net realized and unrealized gains (losses)	0.46	(5.86)	2.14	0.90	0.79	0.36
Total from Investment Operations	0.47	(5.85)	2.09	0.82	0.77	0.37
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.03)	(0.01)	(0.04)	(0.02)	–
Total Distributions Paid	(0.02)	(0.03)	(0.01)	(0.04)	(0.02)	–
Net Asset Value, End of Period	$9.33	$8.88	$14.76	$12.68	$11.90	$11.15
Total Return(1)	5.28%	(39.73)%	16.51%	6.87%	6.95%	3.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$79	$72	$133	$139	$231	$1,362
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.62%	1.50%	1.45%	1.45%	1.40%	1.40%
Net investment income (loss), net of waivers, reimbursements and credits	0.29%	0.07%	0.18%	0.09%	(0.13)%	0.13%
Net investment loss, before waivers, reimbursements and credits	(0.08)%	(0.18)%	(0.02)%	(0.11)%	(0.28)%	(0.02)%
Portfolio Turnover Rate	106.83%	242.18%	146.66%	151.02%	178.43%	189.01%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income (loss) for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

DIVERSIFIED GROWTH PORTFOLIO	CLASS A
Selected per share data	2009(3)	2008		2007(3)	2006(3)	2005(3)		2004
Net Asset Value, Beginning of Period	$4.53	$8.02		$8.09	$8.30	$7.58		$7.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.07		0.09	0.07	0.05		0.06
Net realized and unrealized gains (losses)	0.40	(2.99)		0.44	0.57	0.73		0.47
Total from Investment Operations	0.44	(2.92)		0.53	0.64	0.78		0.53
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.07)		(0.07)	(0.06)	(0.06)		(0.04)
From net realized gains	–	(0.50)		(0.53)	(0.79)	–		–
Total Distributions Paid	(0.08)	(0.57)		(0.60)	(0.85)	(0.06)		(0.04)
Net Asset Value, End of Period	$4.89	$4.53		$8.02	$8.09	$8.30		$7.58
Total Return(1)	9.93%	(39.04)%		6.90%	8.36%	10.33%		7.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$11,549	$40,922		$59,875	$42,505	$38,154		$44,967
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.76%	0.77	%(4)	0.76%	0.76%	0.77	%(4)	0.77	%(4)
Expenses, before waivers, reimbursements and credits	1.39%	1.14%		1.07%	1.15%	1.08%		1.03%
Net investment income, net of waivers, reimbursements and credits	1.77%	1.31%		1.09%	0.96%	0.64%		0.64%
Net investment income, before waivers, reimbursements and credits	1.14%	0.94%		0.78%	0.57%	0.33%		0.38%
Portfolio Turnover Rate	40.25%	117.55%		89.01%	123.43%	49.34%		102.83%

	CLASS D
Selected per share data	2009(3)	2008		2007(3)	2006(3)	2005(3)		2004
Net Asset Value, Beginning of Period	$4.29	$7.62		$7.73	$7.95	$7.27		$6.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.07		0.05	0.04	0.01		0.04
Net realized and unrealized gains (losses)	0.39	(2.86)		0.43	0.54	0.70		0.43
Total from Investment Operations	0.42	(2.79)		0.48	0.58	0.71		0.47
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.04)		(0.06)	(0.01)	(0.03)		(0.01)
From net realized gains	–	(0.50)		(0.53)	(0.79)	–		–
Total Distributions Paid	(0.06)	(0.54)		(0.59)	(0.80)	(0.03)		(0.01)
Net Asset Value, End of Period	$4.65	$4.29		$7.62	$7.73	$7.95		$7.27
Total Return(1)	9.91%	(39.29)%		6.50%	7.87%	9.82%		6.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$79	$259		$442	$195	$136		$524
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.15%	1.16	%(4)	1.15%	1.15%	1.16	%(4)	1.16	%(4)
Expenses, before waivers, reimbursements and credits	1.78%	1.53%		1.46%	1.54%	1.47%		1.42%
Net investment income, net of waivers, reimbursements and credits	1.38%	0.92%		0.70%	0.57%	0.25%		0.25%
Net investment income (loss), before waivers, reimbursements and credits	0.75%	0.55%		0.39%	0.18%	(0.06)%		(0.01)%
Portfolio Turnover Rate	40.25%	117.55%		89.01%	123.43%	49.34%		102.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the periods would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005(3)	2004(3)
Net Asset Value, Beginning of Period	$9.51	$17.29	$17.17	$15.89	$15.11	$13.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.28	0.29	0.27	0.26	0.26
Net realized and unrealized gains (losses)	0.21	(6.26)	0.95	1.87	0.97	1.46
Total from Investment Operations	0.33	(5.98)	1.24	2.14	1.23	1.72
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.28)	(0.29)	(0.28)	(0.25)	(0.26)
From net realized gains	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)
Total Distributions Paid	(0.73)	(1.80)	(1.12)	(0.86)	(0.45)	(0.27)
Net Asset Value, End of Period	$9.11	$9.51	$17.29	$17.17	$15.89	$15.11
Total Return(1)	4.10%	(38.22)%	7.59%	14.03%	8.28%	12.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$339,162	$410,534	$761,863	$725,157	$746,734	$693,670
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.28%	0.34%	0.34%
Net investment income, net of waivers, reimbursements and credits	2.74%	2.07%	1.74%	1.72%	1.70%	1.82%
Net investment income, before waivers, reimbursements and credits	2.70%	2.03%	1.70%	1.65%	1.57%	1.69%
Portfolio Turnover Rate	4.31%	15.88%	43.91%	17.12%	18.74%	11.93%

	CLASS C
Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005(3)	2004(3)
Net Asset Value, Beginning of Period	$9.46	$17.21	$17.09	$15.82	$15.05	$13.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.25	0.23	0.24	0.22	0.24
Net realized and unrealized gains (losses)	0.22	(6.23)	0.97	1.85	0.97	1.44
Total from Investment Operations	0.33	(5.98)	1.20	2.09	1.19	1.68
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.25)	(0.25)	(0.24)	(0.22)	(0.22)
From net realized gains	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)
Total Distributions Paid	(0.72)	(1.77)	(1.08)	(0.82)	(0.42)	(0.23)
Net Asset Value, End of Period	$9.07	$9.46	$17.21	$17.09	$15.82	$15.05
Total Return(1)	4.08%	(38.38)%	7.36%	13.76%	8.00%	12.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,196	$8,458	$25,323	$26,677	$24,892	$38,536
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before waivers, reimbursements and credits	0.49%	0.49%	0.49%	0.52%	0.58%	0.58%
Net investment income, net of waivers, reimbursements and credits	2.50%	1.83%	1.50%	1.48%	1.46%	1.58%
Net investment income, before waivers, reimbursements and credits	2.46%	1.79%	1.46%	1.41%	1.33%	1.45%
Portfolio Turnover Rate	4.31%	15.88%	43.91%	17.12%	18.74%	11.93%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS D
Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005(3)	2004(3)
Net Asset Value, Beginning of Period	$9.44	$17.18	$17.06	$15.79	$15.02	$13.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.23	0.19	0.21	0.20	0.21
Net realized and unrealized gains (losses)	0.22	(6.22)	0.99	1.85	0.96	1.44
Total from Investment Operations	0.32	(5.99)	1.18	2.06	1.16	1.65
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.23)	(0.23)	(0.21)	(0.19)	(0.21)
From net realized gains	(0.61)	(1.52)	(0.83)	(0.58)	(0.20)	(0.01)
Total Distributions Paid	(0.72)	(1.75)	(1.06)	(0.79)	(0.39)	(0.22)
Net Asset Value, End of Period	$9.04	$9.44	$17.18	$17.06	$15.79	$15.02
Total Return(1)	3.92%	(38.50)%	7.20%	13.57%	7.84%	12.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,880	$1,943	$4,283	$4,617	$10,385	$12,400
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.64%	0.64%	0.64%	0.67%	0.73%	0.73%
Net investment income, net of waivers, reimbursements and credits	2.35%	1.68%	1.35%	1.33%	1.31%	1.43%
Net investment income, before waivers, reimbursements and credits	2.31%	1.64%	1.31%	1.26%	1.18%	1.30%
Portfolio Turnover Rate	4.31%	15.88%	43.91%	17.12%	18.74%	11.93%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Australia – 2.2%

Billabong International Ltd. †	82,508	$522

QBE Insurance Group Ltd.	77,777	1,218
Telstra Corp. Ltd.	569,394	1,420
		3,160

Belgium – 1.9%
Anheuser-Busch InBev N.V.	77,449	2,737

Bermuda – 0.6%
Lazard Ltd., Class A	28,300	800

Brazil – 2.1%

Petroleo Brasileiro S.A. ADR	35,566	1,566
Vale S.A. ADR	79,114	1,515
		3,081

Canada – 1.0%
Bombardier, Inc., Class B	440,122	1,476

China – 1.3%
Bank of China Ltd., Class H	4,002,000	1,802

Finland – 2.1%

Nokia OYJ	91,181	1,396
UPM-Kymmene OYJ	166,688	1,563
		2,959

France – 9.8%

Accor S.A. †	26,377	1,174

Air Liquide S.A. †	13,399	1,246

BNP Paribas	42,298	2,941

Peugeot S.A. *†	54,131	1,660

Societe Generale †	52,111	3,044

Total S.A. †	36,863	2,134

UBISOFT Entertainment *†	54,564	1,110
Veolia Environment	24,903	736
		14,045

Germany – 9.7%

Allianz S.E. (Registered)	22,748	2,243

Deutsche Bank A.G. (Registered)	22,002	1,480

Deutsche Telekom A.G. (Registered)	112,516	1,294

E.ON A.G.	59,796	2,114

GEA Group A.G.	51,730	813

Linde A.G.	15,422	1,288

SAP A.G.	67,304	2,897
Siemens A.G. (Registered) †	25,062	1,831
		13,960

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Hong Kong – 1.5%
Huabao International Holdings Ltd.	2,380,000	$2,154

Ireland – 0.7%
Covidien Ltd.	29,200	1,043

Italy – 2.5%

Enel S.p.A.	235,067	1,402
ENI S.p.A.	89,056	2,156
		3,558

Japan – 18.3%

Chiyoda Corp.	180,000	1,555

Chubu Electric Power Co., Inc. †	49,300	1,099

East Japan Railway Co.	15,700	938

Fast Retailing Co. Ltd.	11,900	1,414

Kawasaki Heavy Industries Ltd. †	566,000	1,271

Kinden Corp.	102,000	845

Kubota Corp. †	158,000	1,174

Mitsubishi UFJ Financial Group, Inc.	507,900	3,205

Mitsui & Co. Ltd.	159,000	2,019

NGK Insulators Ltd.	38,000	680

Nomura Holdings, Inc.	211,100	1,595

Shin-Etsu Chemical Co. Ltd.	28,900	1,516

Shiseido Co. Ltd.	104,000	1,779

Sony Corp.	69,400	1,820

Sumitomo Metal Mining Co. Ltd.	113,000	1,610
Toyota Motor Corp.	94,000	3,766
		26,286

Netherlands – 5.1%

Koninklijke Ahold N.V.	94,265	1,143

Koninklijke KPN N.V.	78,868	1,038

Qiagen N.V. *†	51,962	924

Royal Dutch Shell PLC, Class B
(London Exchange)	157,986	4,296
		7,401

Singapore – 3.1%

CapitaLand Ltd. †	1,034,500	2,728
DBS Group Holdings Ltd.	215,000	1,761
		4,489

Spain – 2.9%

Iberdrola Renovables S.A. *	137,702	683

Iberdrola S.A.	154,220	1,320

Telefonica S.A.	101,485	2,192
		4,195

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Sweden – 1.4%
Telefonaktiebolaget LM Ericsson, Class B	212,688	$1,983

Switzerland – 9.9%

ABB Ltd. (Registered) *	113,790	1,876

ACE Ltd.	23,580	1,037

Credit Suisse Group A.G. (Registered)	32,132	1,438

Nestle S.A. (Registered)	54,058	1,964

Novartis A.G. (Registered)	67,721	2,708

Roche Holding A.G. (Genusschein)	25,269	3,448
Syngenta A.G. (Registered)	7,051	1,717
		14,188

United Kingdom – 20.8%

Autonomy Corp. PLC *	59,853	1,499

BAE Systems PLC	186,971	1,038

BP PLC	284,972	2,352

Compass Group PLC	406,010	2,350

GlaxoSmithKline PLC	167,048	2,816

HSBC Holdings PLC	154,951	1,415

ITV PLC	1,746,926	1,112

National Grid PLC	129,920	1,259

Pearson PLC	122,214	1,293

QinetiQ Group PLC	287,413	682

Reckitt Benckiser Group PLC	46,815	2,031

Rolls-Royce Group PLC *	403,233	2,146

Royal Bank of Scotland Group PLC *	1,949,004	1,222

Standard Chartered PLC	103,292	2,110

Vodafone Group PLC	1,634,244	3,075

Weir Group (The) PLC	157,906	1,319
WPP PLC	294,946	2,209
		29,928
Total Common Stocks
(Cost $155,889) (1)		139,245

INVESTMENT COMPANIES – 12.3%
Northern Institutional Funds – Liquid Assets Portfolio (2)(3)	17,656,419	17,656
Total Investment Companies
(Cost $17,656)		17,656

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.4%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$1,955	$1,955
Total Short-Term Investments
(Cost $1,955)		1,955

Total Investments – 110.6%
(Cost $175,500)		158,856
Liabilities less Other Assets – (10.6)%		(15,233)
NET ASSETS – 100.0%		$143,623

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the industry sectors for the International Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	6.9
Energy	9.0
Financials	21.5
Health Care	7.9
Industrials	14.1
Information Technology	6.4
Materials	9.1
Telecommunication Services	6.5
Utilities	6.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

At May 31, 2009, the International Growth Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.0%
British Pound	24.6
Japanese Yen	18.9
Swiss Franc	9.4
All other currencies less than 5%	15.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the International Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$25,094	$–

Level 2	133,762	–

Level 3	–	–

Total	$158,856	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Australia – 6.6%

AGL Energy Ltd.	4,799	$54

Alumina Ltd.	26,204	29

Amcor Ltd.	7,167	29

AMP Ltd.	20,505	80

Aristocrat Leisure Ltd.	2,790	8

Arrow Energy Ltd. *	5,831	18

ASX Ltd.	1,942	54

Australia & New Zealand Banking Group Ltd.	21,671	279

Australia & New Zealand Banking Group Ltd. – Placement Shares *	2,167	25

AXA Asia Pacific Holdings Ltd.	10,780	33

Bendigo and Adelaide Bank Ltd.	2,183	11

BHP Billiton Ltd.	37,170	1,044

Billabong International Ltd.	1,783	11

BlueScope Steel Ltd.	20,806	40

Boral Ltd.	4,871	16

Brambles Ltd.	15,315	73

Caltex Australia Ltd.	1,074	10

CFS Retail Property Trust	14,633	19

Coca-Cola Amatil Ltd.	6,173	42

Cochlear Ltd.	437	19

Commonwealth Bank of Australia	16,319	464

Computershare Ltd.	4,051	29

Crown Ltd.	3,553	21

CSL Ltd.	6,405	150

CSR Ltd.	9,097	12

Dexus Property Group	32,900	20

Energy Resources of Australia Ltd.	680	13

Fairfax Media Ltd. †	15,525	14

Fortescue Metals Group Ltd. *†	11,066	23

Foster’s Group Ltd.	20,560	81

Goodman Fielder Ltd.	9,902	10

GPT Group	79,260	33

Harvey Norman Holdings Ltd.	4,700	11

Incitec Pivot Ltd.	15,176	33

Insurance Australia Group Ltd.	21,914	64

Leighton Holdings Ltd. †	1,228	23

Lend Lease Corp. Ltd.	2,864	16

Lion Nathan Ltd.	2,500	24

Macquarie Airports	6,369	11

Macquarie Group Ltd. †	3,018	78

Macquarie Infrastructure Group †	21,114	24

Metcash Ltd.	8,070	27

Mirvac Group	8,860	8

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Australia – 6.6% – continued

National Australia Bank Ltd.	21,134	$376

Newcrest Mining Ltd.	5,115	135

Nufarm Ltd.	1,356	13

OneSteel Ltd.	15,848	35

Orica Ltd.	3,994	65

Origin Energy Ltd.	9,407	112

OZ Minerals Ltd.	25,655	18

Paladin Resources Ltd. *	5,886	24

Perpetual Ltd. †	295	7

Qantas Airways Ltd.	10,073	15

QBE Insurance Group Ltd.	10,485	164

Rio Tinto Ltd.	3,040	159

Santos Ltd.	8,753	103

Sims Metal Management Ltd. †	1,169	22

Sonic Healthcare Ltd.	3,809	36

Stockland	24,089	60

Suncorp-Metway Ltd.	13,983	67

TABCORP Holdings Ltd.	6,688	40

Tatts Group Ltd.	8,554	17

Telstra Corp. Ltd.	46,874	117

Toll Holdings Ltd.	7,021	40

Transurban Group	11,194	36

Wesfarmers Ltd.	10,757	185

Wesfarmers Ltd. – PPS	1,001	17

Westfield Group	21,419	188

Westpac Banking Corp.	32,270	490

Woodside Petroleum Ltd.	5,196	181

Woolworths Ltd.	13,619	277
WorleyParsons Ltd. †	1,330	24
		6,106

Austria – 0.3%

Erste Group Bank A.G.	2,096	51

OMV A.G.	1,570	64

Raiffeisen International Bank Holding A.G.	430	18

Telekom Austria A.G.	3,676	57

Verbund – Oesterreichische Elektrizita-etswirtschafts A.G., Class A	690	37

Vienna Insurance Group †	300	13
Voestalpine A.G.	1,272	37
		277

Belgium – 0.9%

Anheuser-Busch InBev N.V.	8,026	284

Anheuser-Busch InBev N.V. (VVPR) *	2,816	–

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Belgium – 0.9% – continued

Belgacom S.A.	1,632	$51

Colruyt S.A.	158	37

Delhaize Group	1,113	82

Dexia S.A. *†	4,421	28

Fortis *†	24,978	96

Fortis (VVPR) *	348	–

Groupe Bruxelles Lambert S.A.	871	71

KBC Groep N.V. *†	1,498	31

Mobistar S.A.	217	13

Nationale A Portefeuille	300	16

Solvay S.A., Class A	674	62

UCB S.A.	875	29
Umicore	985	24
		824

Denmark – 0.9%

A.P. Moller – Maersk A/S, Class A †	5	31

A.P. Moller – Maersk A/S, Class B †	12	75

Carlsberg A/S, Class B	1,173	75

Coloplast A/S, Class B †	224	15

Danske Bank A/S *†	5,126	88

DSV A/S *†	1,603	20

H. Lundbeck A/S	583	13

Novo-Nordisk A/S, Class B	4,983	259

Novozymes A/S, Class B †	456	36

Topdanmark A/S *	140	17

TrygVesta A/S †	211	13

Vestas Wind Systems A/S *	2,170	159
William Demant Holding A/S *†	201	11
		812

Finland – 1.3%

Elisa OYJ, Class A †	1,797	27

Fortum OYJ	4,927	121

Kesko OYJ, Class B †	452	13

Kone OYJ, Class B †	1,897	58

Metso OYJ	1,014	19

Neste Oil OYJ †	1,020	16

Nokia OYJ	42,449	650

Nokian Renkaat OYJ †	718	14

Orion OYJ, Class B †	600	10

Outokumpu OYJ	1,300	26

Pohjola Bank PLC, Class A	1,100	8

Rautaruukki OYJ	668	15

Sampo OYJ, Class A	4,722	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Finland – 1.3% – continued

Sanoma-WSOY OYJ †	771	$12

Stora Enso OYJ (Registered) *†	7,270	44

UPM-Kymmene OYJ	6,424	60
Wartsila OYJ, Class B †	1,098	40
		1,222

France – 10.0%

Accor S.A. †	1,516	67

ADP †	213	16

Air France-KLM †	1,623	26

Air Liquide S.A. †	2,763	257

Alcatel-Lucent *†	25,636	65

Alstom S.A.	2,282	145

Atos Origin S.A. †	660	22

AXA S.A.	17,437	327

BioMerieux †	107	9

BNP Paribas	9,010	626

Bouygues S.A.	2,573	106

Bureau Veritas S.A. †	519	26

Cap Gemini S.A.	1,508	58

Carrefour S.A. †	7,062	316

Casino Guichard Perrachon S.A.	515	38

Christian Dior S.A.	677	52

Cie de Saint-Gobain †	3,945	144

Cie Generale d’Optique Essilor International S.A. †	2,164	100

CNP Assurances	305	29

Compagnie Generale de Geophysique-Veritas *†	1,091	19

Compagnie Generale des Establissements Michelin, Class B	1,524	93

Credit Agricole S.A.	9,531	142

Danone †	4,837	241

Dassault Systemes S.A. †	710	32

EDF S.A.	2,584	135

Eiffage S.A. †	423	26

Eramet	41	11

Eurazeo	198	9

Eutelsat Communications †	1,016	26

Fonciere Des Regions	200	15

France Telecom S.A.	20,324	497

GDF Suez	12,970	511

GDF Suez (VVPR) *	1,323	–

Gecina S.A.	85	7

Hermes International †	573	77

ICADE	154	13

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

France – 10.0% – continued

Iliad S.A.	136	$15

Imerys S.A. *	301	13

Ipsen S.A. †	196	9

JC Decaux S.A. *†	548	9

Klepierre †	1,084	28

Lafarge S.A. *†	2,237	154

Lagardere S.C.A.	1,364	46

Legrand S.A.	714	15

L’Oreal S.A. †	2,672	211

LVMH Moet Hennessy Louis Vuitton S.A. †	2,733	227

M6-Metropole Television	708	14

Natixis *	7,897	16

Neopost S.A.	256	21

PagesJaunes Groupe S.A. *†	1,084	13

Pernod-Ricard S.A. †	2,175	136

Peugeot S.A. *†	1,583	49

PPR †	846	72

Publicis Groupe †	1,433	47

Renault S.A. *†	2,071	81

Safran S.A. †	1,596	21

Sanofi-Aventis S.A.	11,672	744

Schneider Electric S.A.	2,505	188

SCOR S.E. †	1,920	41

SES	3,066	61

Societe BIC S.A. †	278	15

Societe Des Autoroutes Paris-Rhin-Rhone †	192	12

Societe Generale †	5,173	302

Societe Television Francaise 1 †	937	11

Sodexo †	962	48

Suez Environnement S.A. †	2,873	52

Technip S.A.	1,190	59

Thales S.A.	929	44

Total S.A.	23,647	1,369

Unibail-Rodamco S.E.	875	141

Vallourec S.A.	587	74

Veolia Environment	3,756	111

Vinci S.A.	4,550	219
Vivendi S.A.	12,077	319
		9,290

Germany – 7.5%

Adidas A.G.	2,126	78

Allianz S.E. (Registered)	5,027	496

BASF S.E.	10,246	433

Bayer A.G. †	8,481	483

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Germany – 7.5% – continued

Bayerische Motoren Werke A.G.	3,494	$126

Beiersdorf A.G.	905	45

Celesio A.G.	676	15

Commerzbank A.G. *†	7,480	59

Daimler A.G. (Registered) †	10,017	367

Deutsche Bank A.G. (Registered)	6,203	417

Deutsche Boerse A.G. †	2,058	180

Deutsche Lufthansa A.G. (Registered)	2,489	34

Deutsche Post A.G. (Registered)	9,035	125

Deutsche Postbank A.G. *†	652	15

Deutsche Telekom A.G. (Registered)	31,485	362

E.ON A.G.	21,069	745

Fraport A.G. Frankfurt Airport Services Worldwide †	278	11

Fresenius Medical Care A.G. & Co. KGaA	2,045	86

Fresenius S.E.	206	10

GEA Group A.G.	1,444	23

Hamburger Hafen und Logistik A.G.	190	8

Hannover Rueckversicherung A.G. (Registered) *	469	18

HeidelbergCement A.G. (VVPR) (1)*†	83	–

Henkel A.G. & Co. KGaA	1,489	40

Hochtief A.G.	334	16

K+S A.G.	1,592	119

Linde A.G.	1,695	142

MAN S.E.	1,174	72

Merck KGaA	695	67

Metro A.G. †	1,231	66

Muenchener Rueckversicherungs A.G. (Registered) †	2,253	316

Puma A.G. Rudolf Dassler Sport A.G.	64	15

RWE A.G.	4,718	392

Salzgitter A.G. †	327	31

SAP A.G.	9,526	410

Siemens A.G. (Registered) †	9,216	673

Solarworld A.G.	680	21

Suedzucker A.G. †	539	11

ThyssenKrupp A.G.	3,911	100

TUI A.G. *	1,697	15

United Internet A.G. (Registered) *	960	12

Volkswagen A.G. †	983	298
Wacker Chemie A.G.	123	15
		6,967

Greece – 0.6%

Alpha Bank A.E. *	3,569	43

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Greece – 0.6% – continued

Bank of Cyprus Public Co. Ltd.	5,720	$45

Coca Cola Hellenic Bottling Co. S.A.	1,920	40

EFG Eurobank Ergasias S.A. *	2,638	31

Hellenic Petroleum S.A.	1,222	12

Hellenic Telecommunications Organization S.A.	2,560	42

Marfin Investment Group S.A. *	5,160	27

National Bank of Greece S.A. *	5,353	148

OPAP S.A.	2,424	75

Piraeus Bank S.A. *	2,690	31

Public Power Corp. S.A.	1,153	26
Titan Cement Co. S.A. *	469	14
		534
Hong Kong – 2.4%

ASM Pacific Technology Ltd.	2,000	12

Bank of East Asia Ltd. †	13,858	46

BOC Hong Kong Holdings Ltd.	41,000	66

Cathay Pacific Airways Ltd.	9,000	13

Cheung Kong Holdings Ltd.	16,000	198

Cheung Kong Infrastructure Holdings Ltd. †	4,000	15

Chinese Estates Holdings Ltd.	8,000	12

CLP Holdings Ltd.	22,194	149

Esprit Holdings Ltd.	12,000	77

Foxconn International Holdings Ltd. *†	17,000	12

Genting Singapore PLC *†	45,000	23

Hang Lung Group Ltd.	10,000	46

Hang Lung Properties Ltd.	22,000	75

Hang Seng Bank Ltd.	8,100	116

Henderson Land Development Co. Ltd.	12,045	73

Hong Kong & China Gas Co. Ltd.	43,913	89

Hong Kong Aircraft Engineerg Co. Ltd. †	400	5

Hong Kong Electric Holdings Co. Ltd.	15,000	81

Hong Kong Exchanges and Clearing Ltd.	11,000	170

Hopewell Holdings Ltd.	5,000	15

Hutchison Whampoa Ltd.	22,500	158

Hysan Development Co. Ltd.	5,281	12

Kerry Properties Ltd.	6,093	26

Li & Fung Ltd. †	24,620	66

Lifestyle International Holdings Ltd. †	6,000	7

Link REIT (The)	23,000	45

Mongolia Energy Co. Ltd. *†	28,000	12

MTR Corp.	15,485	49

New World Development Ltd.	28,169	54

Noble Group Ltd. †	10,800	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Hong Kong – 2.4% – continued

NWS Holdings Ltd.	9,000	$20

Orient Overseas International Ltd.	2,000	9

PCCW Ltd.	39,000	12

Shangri-La Asia Ltd.	9,172	14

Sino Land Co.	15,408	29

Sun Hung Kai Properties Ltd.	16,172	202

Swire Pacific Ltd., Class A	9,000	90

Television Broadcasts Ltd.	3,000	12

Wharf Holdings Ltd.	15,250	63

Wheelock & Co. Ltd. †	8,000	23

Wing Hang Bank Ltd.	1,000	9
Yue Yuen Industrial Holdings Ltd.	4,000	9
		2,226
Ireland – 0.4%

Anglo Irish Bank Corp. Ltd. PLC *	6,354	–

CRH PLC †	975	23

CRH PLC – Dublin	6,408	152

Elan Corp. PLC *†	5,028	36

Experian PLC	11,276	83

Kerry Group PLC, Class A	1,331	32
Ryanair Holdings PLC *	3,150	16
		342
Italy – 3.5%

A2A S.p.A.	10,311	19

ACEA S.p.A.	819	11

Alleanza Assicurazioni S.p.A.	4,772	35

Assicurazioni Generali S.p.A.	11,675	261

Atlantia S.p.A.	2,833	60

Autogrill S.p.A.	1,000	9

Banca Carige S.p.A.	7,522	23

Banca Monte dei Paschi di Siena S.p.A.	26,084	45

Banca Popolare di Milano Scrl	4,258	29

Banco Popolare Scarl *	6,963	58

Enel S.p.A.	48,011	286

ENI S.p.A.	28,827	698

Exor S.p.A.	759	13

Fiat S.p.A. *	8,457	90

Finmeccanica S.p.A.	4,271	61

Fondiaria-Sai S.p.A.	472	8

Intesa Sanpaolo S.p.A. *	85,198	308

Intesa Sanpaolo S.p.A. (RNC)	10,066	30

Italcementi S.p.A.	723	8

Lottomatica S.p.A.	653	13

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Italy – 3.5% – continued

Luxottica Group S.p.A. *†	1,435	$30

Mediaset S.p.A.	8,453	50

Mediobanca S.p.A.	5,405	65

Mediolanum S.p.A.	2,000	10

Parmalat S.p.A.	18,312	45

Pirelli & C. S.p.A. *	19,728	8

Prysmian S.p.A.	1,205	18

Saipem S.p.A.	2,821	72

Saras S.p.A.	3,017	9

Snam Rete Gas S.p.A.	16,004	69

Telecom Italia S.p.A.	111,479	157

Telecom Italia S.p.A. (RSP)	63,590	65

Tenaris S.A.	4,970	76

Terna S.p.A.	14,204	52

UniCredit S.p.A. (Milan Exchange) *	159,688	420

Unione di Banche Italiane SCPA	6,450	90
Unipol Gruppo Finanziario S.p.A. *	5,252	7
		3,308

Japan – 23.0%

77 Bank (The) Ltd.	3,000	16

ABC-Mart, Inc.	200	5

Acom Co. Ltd. †	380	10

Advantest Corp.	1,800	32

Aeon Co. Ltd.	7,300	68

Aeon Credit Service Co. Ltd.	900	12

Aeon Mall Co. Ltd.	500	9

Aioi Insurance Co. Ltd.	4,000	19

Aisin Seiki Co. Ltd.	2,300	46

Ajinomoto Co., Inc.	8,000	60

Alfresa Holdings Corp.	300	12

All Nippon Airways Co. Ltd.	5,000	19

Amada Co. Ltd.	3,000	20

Aozora Bank Ltd. *	4,000	6

Asahi Breweries Ltd.	4,400	61

Asahi Glass Co. Ltd.	12,000	88

Asahi Kasei Corp.	14,000	69

Asics Corp.	1,000	8

Astellas Pharma, Inc.	5,200	177

Bank of Kyoto (The) Ltd. †	4,000	36

Bank of Yokohama (The) Ltd.	14,000	69

Benesse Corp.	900	38

Bridgestone Corp.	6,700	102

Brother Industries Ltd.	2,000	19

Canon Marketing Japan, Inc.	1,000	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Japan – 23.0% – continued

Canon, Inc.	11,900	$395

Casio Computer Co. Ltd. †	1,900	17

Central Japan Railway Co.	17	109

Chiba Bank (The) Ltd.	8,000	49

Chubu Electric Power Co., Inc.	7,200	161

Chugai Pharmaceutical Co. Ltd.	2,700	49

Chugoku Bank (The) Ltd.	2,000	27

Chugoku Electric Power (The) Co., Inc.	3,100	64

Chuo Mitsui Trust Holdings, Inc.	12,000	44

Citizen Holdings Co. Ltd.	2,700	14

Coca-Cola West Co. Ltd. †	600	10

Cosmo Oil Co. Ltd.	4,000	15

Credit Saison Co. Ltd.	1,300	18

Dai Nippon Printing Co. Ltd.	6,000	77

Daicel Chemical Industries Ltd.	3,000	16

Daido Steel Co. Ltd. †	2,000	9

Daihatsu Motor Co. Ltd.	2,000	19

Daiichi Sankyo Co. Ltd.	7,300	137

Daikin Industries Ltd.	2,900	90

Dainippon Sumitomo Pharma Co. Ltd. †	1,000	8

Daito Trust Construction Co. Ltd.	1,000	45

Daiwa House Industry Co. Ltd.	6,000	57

Daiwa Securities Group, Inc.	15,000	95

Dena Co. Ltd.	2	7

Denki Kagaku Kogyo K.K.	3,000	8

Denso Corp.	5,300	127

Dentsu, Inc. †	2,100	41

DIC Corp.	5,000	8

Dowa Holdings Co. Ltd.	2,000	9

East Japan Railway Co.	3,831	229

Eisai Co. Ltd.	2,800	96

Electric Power Development Co. Ltd.	1,300	37

Elpida Memory, Inc. *†	700	7

FamilyMart Co. Ltd.	400	12

Fanuc Ltd.	2,100	170

Fast Retailing Co. Ltd.	600	71

Fuji Electric Holdings Co. Ltd.	6,000	10

Fuji Heavy Industries Ltd.	4,000	16

Fuji Media Holdings, Inc.	4	5

FUJIFILM Holdings Corp.	5,600	162

Fujitsu Ltd.	21,000	109

Fukuoka Financial Group, Inc. †	8,000	35

Furukawa Electric (The) Co. Ltd.	6,000	22

GS Yuasa Corp.	3,000	24

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

Gunma Bank (The) Ltd.	4,000	$21

Hachijuni Bank (The) Ltd.	5,872	33

Hakuhodo DY Holdings, Inc. †	80	4

Hankyu Hanshin Holdings, Inc. †	14,000	69

Hikari Tsushin, Inc. †	300	7

Hino Motors Ltd.	2,000	6

Hirose Electric Co. Ltd.	400	45

Hiroshima Bank (The) Ltd.	3,000	12

Hisamitsu Pharmaceutical Co., Inc. †	600	19

Hitachi Chemical Co. Ltd.	700	11

Hitachi Construction Machinery Co. Ltd. †	700	12

Hitachi High-Technologies Corp.	500	8

Hitachi Ltd.	37,000	123

Hitachi Metals Ltd.	1,000	10

Hokkaido Electric Power Co., Inc.	1,700	32

Hokuhoku Financial Group, Inc.	9,000	19

Hokuriku Electric Power Co.	2,000	47

Honda Motor Co. Ltd.	18,400	534

Hoya Corp.	4,600	96

Ibiden Co. Ltd.	1,400	40

Idemitsu Kosan Co. Ltd. †	200	17

IHI Corp. *	10,000	18

INPEX Corp.	9	73

Isetan Mitsukoshi Holdings Ltd. †	3,360	30

Isuzu Motors Ltd.	12,000	21

Ito En Ltd.	600	8

Itochu Corp.	17,000	124

Itochu Techno-Solutions Corp. †	400	10

Iyo Bank (The) Ltd.	2,000	21

J Front Retailing Co. Ltd. †	4,800	20

Jafco Co. Ltd.	400	12

Japan Airlines Corp. *	6,000	12

Japan Petroleum Exploration Co.	200	10

Japan Prime Realty Investment Corp.	3	6

Japan Real Estate Investment Corp.	4	31

Japan Retail Fund Investment Corp.	2	9

Japan Steel Works (The) Ltd.	4,000	52

Japan Tobacco, Inc.	49	142

JFE Holdings, Inc.	5,700	191

JGC Corp.	2,000	33

Joyo Bank (The) Ltd.	9,000	44

JS Group Corp.	2,600	38

JSR Corp.	1,900	28

JTEKT Corp.	1,300	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

Jupiter Telecommunications Co. Ltd.	30	$22

Kajima Corp.	9,000	28

Kamigumi Co. Ltd.	2,000	15

Kaneka Corp.	3,000	21

Kansai Electric Power (The) Co., Inc.	8,700	189

Kansai Paint Co. Ltd.	2,000	13

Kao Corp.	6,000	132

Kawasaki Heavy Industries Ltd. †	18,000	40

Kawasaki Kisen Kaisha Ltd.	5,000	23

KDDI Corp.	33	173

Keihin Electric Express Railway Co. Ltd.	4,000	31

Keio Corp.	7,000	42

Keisei Electric Railway Co. Ltd.	2,000	11

Keyence Corp.	430	90

Kikkoman Corp.	2,000	20

Kinden Corp.	1,000	8

Kintetsu Corp. †	18,000	81

Kirin Holdings Co. Ltd.	10,000	126

Kobe Steel Ltd.	31,000	54

Komatsu Ltd.	10,800	158

Konami Corp. †	600	11

Konica Minolta Holdings, Inc.	5,500	58

Kubota Corp. †	12,000	89

Kuraray Co. Ltd.	4,000	40

Kurita Water Industries Ltd.	900	25

Kyocera Corp.	1,800	143

Kyowa Hakko Kogyo Co. Ltd.	3,000	32

Kyushu Electric Power Co., Inc.	4,200	88

Lawson, Inc.	700	29

Leopalace21 Corp.	900	8

Mabuchi Motor Co. Ltd. †	300	15

Makita Corp.	1,500	33

Marubeni Corp.	19,000	86

Marui Group Co. Ltd.	3,000	18

Maruichi Steel Tube Ltd. †	200	4

Matsui Securities Co. Ltd.	700	6

Mazda Motor Corp.	9,000	23

McDonald’s Holdings Co. Japan Ltd.	500	10

Mediceo Paltac Holdings Co. Ltd.	1,100	13

MEIJI Holdings Co. Ltd. *	351	12

Minebea Co. Ltd.	2,000	8

Mitsubishi Chemical Holdings Corp.	14,500	67

Mitsubishi Corp.	15,200	288

Mitsubishi Electric Corp.	21,000	122

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

Mitsubishi Estate Co. Ltd.	13,000	$214

Mitsubishi Gas Chemical Co., Inc.	5,000	29

Mitsubishi Heavy Industries Ltd.	35,000	126

Mitsubishi Logistics Corp.	1,000	11

Mitsubishi Materials Corp.	13,000	44

Mitsubishi Motors Corp. *†	42,000	67

Mitsubishi Rayon Co. Ltd. †	5,000	13

Mitsubishi Tanabe Pharma Corp.	2,000	22

Mitsubishi UFJ Financial Group, Inc.	103,630	654

Mitsubishi UFJ Lease & Finance Co. Ltd.	420	12

Mitsui & Co. Ltd.	20,000	254

Mitsui Chemicals, Inc.	5,000	17

Mitsui Engineering & Shipbuilding Co. Ltd.	6,000	14

Mitsui Fudosan Co. Ltd.	10,000	167

Mitsui Mining & Smelting Co. Ltd. *	4,000	9

Mitsui O.S.K. Lines Ltd.	13,000	93

Mitsui Sumitomo Insurance Group Holdings, Inc.	4,700	138

Mitsumi Electric Co. Ltd.	700	14

Mizuho Financial Group, Inc. †	106,872	257

Mizuho Securities Co. Ltd.	5,000	15

Mizuho Trust & Banking Co. Ltd. *	10,000	11

Murata Manufacturing Co. Ltd.	2,400	103

Namco Bandai Holdings, Inc.	1,600	17

NEC Corp. *	22,000	86

NGK Insulators Ltd.	3,000	54

NGK Spark Plug Co. Ltd.	2,000	18

Nidec Corp.	1,300	75

Nikon Corp.	4,000	60

Nintendo Co. Ltd.	1,100	299

Nippon Building Fund, Inc.	6	53

Nippon Electric Glass Co. Ltd.	3,000	29

Nippon Express Co. Ltd.	10,000	42

Nippon Meat Packers, Inc.	2,000	24

Nippon Mining Holdings, Inc.	10,000	57

Nippon Oil Corp.	15,000	92

Nippon Paper Group, Inc. †	900	25

Nippon Sheet Glass Co. Ltd.	4,000	12

Nippon Steel Corp.	58,000	223

Nippon Telegraph & Telephone Corp.	5,600	233

Nippon Yusen Kabushiki Kaisha	13,000	63

Nipponkoa Insurance Co. Ltd.	8,000	47

Nishi-Nippon City Bank (The) Ltd.	7,000	16

Nissan Chemical Industries Ltd.	1,000	11

Nissan Motor Co. Ltd.	28,300	170

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

Nissay Dowa General Insurance Co. Ltd.	1,000	$5

Nisshin Seifun Group, Inc.	1,500	17

Nisshin Steel Co. Ltd.	6,000	14

Nisshinbo Industries, Inc. †	1,000	10

Nissin Foods Holdings Co. Ltd. †	900	28

Nitori Co. Ltd.	300	18

Nitto Denko Corp.	2,000	56

NOK Corp.	900	12

Nomura Holdings, Inc.	28,200	213

Nomura Real Estate Holdings, Inc. †	600	11

Nomura Real Estate Office Fund, Inc.	3	18

Nomura Research Institute Ltd.	900	17

NSK Ltd.	3,000	15

NTN Corp.	4,000	14

NTT Data Corp.	15	45

NTT DoCoMo, Inc.	177	265

NTT Urban Development Corp.	14	13

Obayashi Corp.	8,000	36

Obic Co. Ltd.	100	15

Odakyu Electric Railway Co. Ltd.	7,000	60

OJI Paper Co. Ltd.	9,000	42

Olympus Corp. †	3,000	59

Omron Corp.	1,700	26

Ono Pharmaceutical Co. Ltd.	1,000	45

Onward Holdings Co. Ltd.	1,000	6

Oracle Corp. Japan †	400	14

Oriental Land Co. Ltd. †	500	33

ORIX Corp. †	1,090	69

Osaka Gas Co. Ltd.	22,000	70

OSAKA Titanium Technologies Co. †	100	4

Otsuka Corp.	200	9

Panasonic Corp.	22,000	317

Panasonic Electric Works Co. Ltd.	4,000	33

Promise Co. Ltd. †	500	7

Rakuten, Inc.	76	42

Resona Holdings, Inc. †	5,600	85

Ricoh Co. Ltd.	8,000	111

Rinnai Corp.	300	12

Rohm Co. Ltd.	1,200	79

Sankyo Co. Ltd.	700	37

Santen Pharmaceutical Co. Ltd.	500	15

Sanyo Electric Co. Ltd. *†	21,000	53

Sapporo Hokuyo Holdings, Inc. *	2,000	6

Sapporo Holdings Ltd.	3,000	14

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

SBI Holdings, Inc. †	214	$35

Secom Co. Ltd.	2,300	96

Sega Sammy Holdings, Inc.	1,900	21

Seiko Epson Corp.	1,000	15

Sekisui Chemical Co. Ltd.	4,000	24

Sekisui House Ltd.	6,000	58

Seven & I Holdings Co. Ltd.	8,800	213

Seven Bank Ltd.	3	8

Sharp Corp. †	12,000	137

Shikoku Electric Power Co., Inc. †	1,900	54

Shimadzu Corp.	2,000	14

Shimamura Co. Ltd.	200	15

Shimano, Inc. †	500	18

Shimizu Corp.	7,000	32

Shin-Etsu Chemical Co. Ltd.	4,600	241

Shinko Electric Industries Co. Ltd. †	700	8

Shinsei Bank Ltd. *†	16,000	22

Shionogi & Co. Ltd.	4,000	79

Shiseido Co. Ltd.	4,000	68

Shizuoka Bank (The) Ltd.	7,000	68

Showa Denko K.K. †	9,000	13

Showa Shell Sekiyu K.K.	1,500	15

SMC Corp.	600	64

Softbank Corp.	8,200	150

Sojitz Corp.	11,300	23

Sompo Japan Insurance, Inc.	10,000	73

Sony Corp.	11,300	296

Sony Financial Holdings, Inc.	7	20

Square Enix Holdings Co. Ltd.	500	11

Stanley Electric Co. Ltd.	1,000	16

Sumco Corp. †	900	14

Sumitomo Chemical Co. Ltd.	18,000	79

Sumitomo Corp.	12,300	123

Sumitomo Electric Industries Ltd.	8,400	96

Sumitomo Heavy Industries Ltd.	5,000	21

Sumitomo Metal Industries Ltd.	42,000	114

Sumitomo Metal Mining Co. Ltd.	6,000	85

Sumitomo Mitsui Financial Group, Inc.	7,351	285

Sumitomo Realty & Development Co. Ltd. †	5,000	77

Sumitomo Rubber Industries, Inc.	2,200	15

Sumitomo Trust & Banking (The) Co. Ltd.	16,000	76

Suruga Bank (The) Ltd.	2,000	19

Suzuken Co. Ltd. †	400	10

Suzuki Motor Corp.	3,900	87

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

T&D Holdings, Inc.	2,550	$73

Taiheiyo Cement Corp. †	7,400	14

Taisei Corp.	8,000	20

Taisho Pharmaceutical Co. Ltd.	1,000	19

Taiyo Nippon Sanso Corp.	4,000	34

Takashimaya Co. Ltd. †	2,000	13

Takeda Pharmaceutical Co. Ltd.	8,400	333

TDK Corp.	1,400	64

Teijin Ltd.	11,000	30

Terumo Corp.	1,900	80

THK Co. Ltd.	900	14

Tobu Railway Co. Ltd.	10,000	55

Toho Co. Ltd. of Tokyo	900	12

Toho Gas Co. Ltd.	4,000	16

Tohoku Electric Power Co., Inc.	4,700	96

Tokio Marine Holdings, Inc.	8,200	242

Tokuyama Corp.	2,000	14

Tokyo Broadcasting System, Inc.	500	7

Tokyo Electric Power (The) Co., Inc.	13,600	341

Tokyo Electron Ltd.	1,900	87

Tokyo Gas Co. Ltd.	25,000	92

Tokyo Steel Manufacturing Co. Ltd.	900	11

Tokyo Tatemono Co. Ltd.	2,000	9

Tokyu Corp.	13,000	59

Tokyu Land Corp.	4,000	17

TonenGeneral Sekiyu K.K. †	4,000	42

Toppan Printing Co. Ltd.	6,000	54

Toray Industries, Inc. †	15,000	74

Toshiba Corp. †	34,000	129

Tosoh Corp.	5,000	16

Toto Ltd.	3,000	18

Toyo Seikan Kaisha Ltd.	2,000	37

Toyo Suisan Kaisha Ltd.	1,000	22

Toyoda Gosei Co. Ltd.	300	7

Toyota Boshoku Corp. †	500	6

Toyota Industries Corp.	2,100	54

Toyota Motor Corp.	30,600	1,226

Toyota Tsusho Corp.	1,700	24

Trend Micro, Inc.	1,500	50

Tsumura & Co.	500	15

Ube Industries Ltd.	10,000	24

Uni-Charm Corp. †	400	28

UNY Co. Ltd.	2,000	16

Ushio, Inc.	800	12

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Japan – 23.0% – continued

USS Co. Ltd.	300	$17

West Japan Railway Co.	19	62

Yahoo! Japan Corp. †	169	45

Yakult Honsha Co. Ltd. †	1,100	20

Yamada Denki Co. Ltd.	1,000	57

Yamaguchi Financial Group, Inc.	2,000	25

Yamaha Corp.	1,200	15

Yamaha Motor Co. Ltd.	1,300	15

Yamato Holdings Co. Ltd. †	5,000	62

Yamato Kogyo Co. Ltd.	300	8

Yamazaki Baking Co. Ltd. †	1,000	10

Yaskawa Electric Corp. †	2,000	11
Yokogawa Electric Corp.	2,000	10
		21,390

Mexico – 0.0%
Fresnillo PLC	1,644	18

Netherlands – 4.7%

Aegon N.V.	15,070	95

Akzo Nobel N.V.	2,510	117

Arcelormittal	9,561	319

ASML Holding N.V.	4,570	94

Corio N.V. †	389	19

European Aeronautic Defence & Space Co. N.V. †	4,462	73

Fugro N.V. – CVA	552	23

Heineken Holding N.V.	1,205	36

Heineken N.V.	2,574	92

ING Groep N.V. – CVA	21,719	232

James Hardie Industries N.V. *	4,100	14

Koninklijke (Royal) KPN N.V.	18,439	243

Koninklijke Ahold N.V.	12,607	153

Koninklijke Boskalis Westminster N.V.	409	10

Koninklijke DSM N.V.	1,467	51

Koninklijke Philips Electronics N.V.	10,779	203

QIAGEN N.V. *	2,106	38

Randstad Holdings N.V. *†	1,111	34

Reed Elsevier N.V.	6,654	80

Royal Dutch Shell PLC, Class A (London Exchange)	39,367	1,061

Royal Dutch Shell PLC, Class B (London Exchange)	29,676	807

SBM Offshore N.V. †	1,632	28

TNT N.V.	4,104	81

Unilever N.V. – CVA	18,037	432

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued
Netherlands – 4.7% – continued
Wolters Kluwer N.V.	2,858	$54
		4,389

New Zealand – 0.1%

Auckland International Airport Ltd.	7,776	8

Contact Energy Ltd.	1,976	7

Fletcher Building Ltd.	4,400	18

Sky City Entertainment Group Ltd.	4,302	8
Telecom Corp. of New Zealand Ltd.	16,527	27
		68

Norway – 0.7%

DnB NOR ASA *	8,100	68

Norsk Hydro ASA *†	5,950	32

Orkla ASA †	8,700	71

Renewable Energy Corp. A/S *†	1,200	13

SeaDrill Ltd. †	2,450	36

StatoilHydro ASA	12,428	262

Telenor ASA *	9,250	78
Yara International ASA †	2,110	70
		630

Portugal – 0.3%

Banco Comercial Portugues S.A. (Registered) †	19,937	22

Banco Espirito Santo S.A. (Registered)	5,807	33

Brisa Auto-Estradas de Portugal S.A.	2,076	15

Cimpor Cimentos de Portugal SGPS S.A. †	1,705	12

Energias de Portugal S.A.	19,444	78

Galp Energia SGPS S.A., Class B	1,866	30

Jeronimo Martins SGPS S.A.	1,841	12
Portugal Telecom, SGPS, S.A. (Registered)	6,268	56
		258

Singapore – 1.2%

Ascendas Real Estate Investment Trust	10,666	11

CapitaLand Ltd.	28,250	75

CapitaMall Trust	15,200	14

City Developments Ltd.	5,000	33

ComfortDelgro Corp. Ltd.	15,000	14

Cosco Corp. Singapore Ltd.	6,000	5

DBS Group Holdings Ltd.	18,299	150

Fraser and Neave Ltd.	11,348	31

Golden Agri-Resources Ltd.	43,680	13

Jardine Cycle & Carriage Ltd. †	1,870	21

Keppel Corp. Ltd.	14,500	72

Neptune Orient Lines Ltd. †	3,370	4

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Singapore – 1.2% – continued

Olam International Ltd. †	10,098	$14

Oversea-Chinese Banking Corp.	27,152	136

SembCorp Industries Ltd.	7,044	15

SembCorp Marine Ltd.	8,400	18

Singapore Airlines Ltd.	5,667	49

Singapore Exchange Ltd.	10,000	51

Singapore Press Holdings Ltd.	14,295	29

Singapore Technologies Engineering Ltd.	15,000	24

Singapore Telecommunications Ltd.	84,325	176

United Overseas Bank Ltd.	13,392	133

UOL Group Ltd.	3,039	7
Wilmar International Ltd.	7,000	24
		1,119

Spain – 4.2%

Abertis Infraestructuras S.A.	2,868	54

Acciona S.A.	304	40

Acerinox S.A.	1,547	28

ACS Actividades de Construccion y Servicios S.A. †	1,601	84

Banco Bilbao Vizcaya Argentaria S.A.	39,450	486

Banco de Sabadell SA	9,687	62

Banco de Valencia S.A.	1,918	19

Banco Popular Espanol S.A.	8,433	76

Banco Santander S.A.	90,248	973

Bankinter S.A. †	2,725	34

Cintra Concesiones de Infraestructuras de Transporte S.A.	1,559	10

Criteria Caixacorp S.A.	9,070	39

EDP Renovaveis S.A. *	1,987	21

Enagas	1,668	31

Fomento de Construcciones y Contratas S.A. †	363	14

Gamesa Corp. Tecnologica S.A.	2,026	46

Gas Natural SDG S.A.	2,406	43

Gestevision Telecinco S.A.	785	8

Grifols S.A.	1,372	25

Grupo Ferrovial S.A.	502	17

Iberdrola Renovables S.A. *	8,768	43

Iberdrola S.A.	38,825	332

Iberia (Lineas Aereas de Espana)	3,800	9

Inditex S.A.	2,431	110

Indra Sistemas S.A.	913	21

Mapfre S.A.	7,520	26

Red Electrica Corp. S.A.	1,158	54

Repsol YPF S.A.	8,138	183

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Spain – 4.2% – continued

Sacyr Vallehermoso S.A.	963	$16

Telefonica S.A.	46,878	1,013
Zardoya Otis S.A.	1,373	31
		3,948

Sweden – 2.3%

Alfa Laval AB †	3,600	34

Assa Abloy AB, Class B	3,800	50

Atlas Copco AB, Class A †	7,500	76

Atlas Copco AB, Class B	3,300	30

Electrolux AB, Class B *	2,023	26

Getinge AB, Class B	1,534	21

Hennes & Mauritz AB, Class B	5,740	274

Holmen AB, Class B	200	5

Husqvarna AB, Class B *	2,734	16

Investor AB, Class B †	5,075	80

Lundin Petroleum AB *†	1,800	16

Millicom International Cellular S.A. *	900	55

Nordea Bank AB	36,220	290

Sandvik AB †	11,246	93

Scania AB, Class B	2,900	29

Securitas AB, Class B	3,876	33

Skandinaviska Enskilda Banken AB, Class A *†	17,482	77

Skanska AB, Class B †	4,500	50

SKF AB, Class B	4,544	54

SSAB AB, Class A	1,537	21

SSAB AB, Class B	675	8

Svenska Cellulosa AB, Class B	6,400	74

Svenska Handelsbanken AB, Class A	5,390	105

Swedbank AB, Class A *	3,300	20

Swedish Match AB	2,900	47

Tele2 AB, Class B	2,400	24

Telefonaktiebolaget LM Ericsson, Class B	33,275	310

TeliaSonera AB	24,357	126

Volvo AB, Class A	4,200	27
Volvo AB, Class B †	12,100	78
		2,149

Switzerland – 7.6%

ABB Ltd. (Registered) *	24,002	396

Actelion Ltd. (Registered) *	1,079	56

Adecco S.A. (Registered)	1,330	58

Aryzta A.G. *	461	14

Aryzta A.G. – Dublin *	308	9

Baloise Holding A.G.	417	33

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Switzerland – 7.6% – continued

BKW FMB Energie A.G.	139	$10

Compagnie Financiere Richemont S.A., Class A	5,580	122

Credit Suisse Group A.G. (Registered)	12,481	559

Geberit A.G. (Registered)	431	53

Givaudan S.A. (Registered)	73	48

Holcim Ltd. (Registered) *	2,223	118

Julius Baer Holding A.G. (Registered)	2,334	100

Kuehne & Nagel International A.G. (Registered)	604	47

Lindt & Spruengli A.G.	7	13

Lindt & Spruengli A.G. (Registered) †	1	22

Logitech International S.A. (Registered) *	1,307	19

Lonza Group A.G. (Registered) †	432	45

Nestle S.A. (Registered)	40,285	1,464

Nobel Biocare Holdings A.G.	945	22

Novartis A.G. (Registered)	23,428	937

Pargesa Holding S.A.	215	15

Roche Holding A.G. (Genusschein)	7,782	1,062

Schindler Holding A.G.	500	30

Schindler Holding A.G. (Registered)	218	13

SGS S.A. (Registered)	51	64

Sonova Holding A.G. (Registered)	370	27

STMicroelectronics N.V.	6,513	48

Straumann Holding A.G. (Registered)	71	13

Swatch Group A.G. (Bearer) †	343	57

Swatch Group A.G. (Registered)	500	17

Swiss Life Holding (Registered) *	317	27

Swiss Reinsurance (Registered)	3,608	118

Swisscom A.G. (Registered)	258	76

Syngenta A.G. (Registered)	1,078	262

Synthes, Inc.	656	67

UBS A.G. (Registered) *	32,534	492

Xstrata PLC	21,451	245
Zurich Financial Services A.G. (Registered)	1,624	304
		7,082

United Kingdom – 18.4%

3i Group PLC	4,924	20

Admiral Group PLC	1,570	22

Amec PLC	3,248	36

Anglo American PLC	14,711	431

Antofagasta PLC	3,479	36

Associated British Foods PLC	3,562	42

AstraZeneca PLC	16,105	671

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

United Kingdom – 18.4% – continued

Autonomy Corp. PLC *	2,404	$60

Aviva PLC	28,946	160

BAE Systems PLC	39,692	220

Balfour Beatty PLC	5,635	31

Barclays PLC	93,465	451

Berkeley Group Holdings PLC *	673	10

BG Group PLC	37,358	685

BHP Billiton PLC	24,580	589

BP PLC	207,763	1,715

British Airways PLC *	4,579	12

British American Tobacco PLC	22,221	607

British Land Co. PLC	9,536	61

British Sky Broadcasting Group PLC	12,496	90

BT Group PLC	84,266	121

Bunzl PLC	2,699	22

Burberry Group PLC	3,503	22

Cable & Wireless PLC	27,277	60

Cadbury PLC	13,964	122

Cairn Energy PLC *	1,359	55

Capita Group (The) PLC	7,064	82

Carnival PLC	1,887	49

Carphone Warehouse Group PLC †	2,631	7

Centrica PLC	57,468	229

Cobham PLC	11,828	34

Compass Group PLC	20,109	116

Diageo PLC	27,930	381

Drax Group PLC	2,875	23

Eurasian Natural Resources Corp.	2,711	29

FirstGroup PLC	4,770	29

Friends Provident PLC	19,451	21

G4S PLC	13,479	46

GlaxoSmithKline PLC	57,616	971

Hammerson PLC	7,545	36

Home Retail Group PLC	6,978	26

HSBC Holdings PLC	190,759	1,742

ICAP PLC	5,407	35

Imperial Tobacco Group PLC	11,387	296

Intercontinental Hotels Group PLC	2,369	25

International Power PLC	17,409	77

Invensys PLC *	6,332	24

Investec PLC †	3,130	17

Johnson Matthey PLC	2,515	49

Kazakhmys PLC	1,512	17

Kingfisher PLC	27,468	79

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

United Kingdom – 18.4% – continued

Ladbrokes PLC	7,827	$26

Land Securities Group PLC	8,851	71

Legal & General Group PLC	68,247	67

Liberty International PLC †	4,321	26

Lloyds Banking Group PLC	112,533	126

Lloyds Banking Group PLC – Subscription Shares *	64,157	31

London Stock Exchange Group PLC †	1,256	14

Lonmin PLC	1,760	41

Man Group PLC	19,270	76

Marks & Spencer Group PLC	17,300	80

National Grid PLC	27,259	264

Next PLC	1,961	47

Old Mutual PLC	52,898	63

Pearson PLC	8,828	93

Prudential PLC	28,168	197

Randgold Resources Ltd.	792	56

Reckitt Benckiser Group PLC	6,760	293

Reed Elsevier PLC	12,053	98

Rexam PLC	5,105	26

Rio Tinto PLC	10,028	454

Rolls-Royce Group PLC *	20,008	106

Royal Bank of Scotland Group PLC *	176,858	111

RSA Insurance Group PLC	36,622	75

SABMiller PLC	9,736	200

Sage Group (The) PLC	13,622	42

Sainsbury (J.) PLC	11,820	60

Schroders PLC	1,130	16

Scottish & Southern Energy PLC	10,383	196

Segro PLC	45,045	20

Serco Group PLC	3,793	25

Severn Trent PLC	2,399	44

Shire PLC	5,837	81

Smith & Nephew PLC	9,784	71

Smiths Group PLC	3,930	46

Standard Chartered PLC	21,170	432

Standard Life PLC	23,776	76

Tesco PLC	87,651	519

Thomas Cook Group PLC †	3,346	12

Thomson Reuters PLC	2,083	57

Tomkins PLC	6,808	16

TUI Travel PLC	3,878	16

Tullow Oil PLC	8,681	140

Unilever PLC	14,357	339

United Utilities Group PLC	6,331	55

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

United Kingdom – 18.4% – continued

Vedanta Resources PLC	1,409	$36

Vodafone Group PLC	582,534	1,096

Whitbread PLC	1,567	22

WM Morrison Supermarkets PLC	25,780	101

Wolseley PLC *	3,266	55
WPP PLC	12,256	92
		17,097
Total Common Stocks
(Cost $122,226) (2)		90,056

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayer Motoren Werknon VTG	393	9

Fresenius S.E.	916	52

Henkel A.G. & Co. KGaA	1,719	53

Porsche Automobil Holding S.E. †	931	57

RWE A.G.	405	29
Volkswagen A.G.	1,129	81
		281
Total Preferred Stocks
(Cost $440) (2)		281

INVESTMENT COMPANIES – 10.6%
Northern Institutional Funds – Liquid Assets Portfolio (3) (4)	9,831,089	9,831
Total Investment Companies
(Cost $9,831)		9,831

RIGHTS – 0.0%

Australia – 0.0%

Billabong International Ltd. *	274	–
Stockland *	6,882	–
		–
Belgium – 0.0%
Fortis *	20,796	–
France – 0.0%
Lafarge S.A. *†	11	–
Spain – 0.0%

Banco de Valencia S.A. *	1,900	–
Bankinter S.A. *†	2,725	2
		2

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0% – continued

United Kingdom – 0.0%
3i Group PLC *	4,398	$8
Total Rights
(Cost $–) (2)		10
	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Italy – 0.0%
Unione di Banche Italiane SCPA, Exp. 6/30/11, Strike 12.30 Euro *	6,450	$–

Japan – 0.0%
Dowa Mining Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen *	2,000	–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.0%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$2,817	$2,817
Total Short-Term Investments
(Cost $2,817)		2,817

Total Investments – 110.8%
(Cost $135,314)		102,995
Liabilities less Other Assets – (10.8)%		(10,064)
NET ASSETS – 100.0%		$92,931

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
DJ Euro Stoxx (Euro)	37	$1,278	Long	6/09	$220
FTSE 100 Index (British Pound)	5	355	Long	6/09	33
Hang Seng Index (Hong Kong Dollar)	2	234	Long	6/09	15
SPI 200 (Australian Dollar)	4	304	Long	6/09	25
TOPIX Index (Japanese Yen)	4	376	Long	6/09	49

Total					$342

At May 31, 2009, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.0%
Consumer Staples	9.8
Energy	9.2
Financials	24.4
Health Care	8.3
Industrials	11.2
Information Technology	5.2
Materials	9.4
Telecommunication Services	6.0
Utilities	6.5

Total	100.0%

At May 31, 2009, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.9%
Japanese Yen	23.7
British Pound	21.4
Swiss Franc	7.5
Australian Dollar	6.8
All other currencies less than 5%	7.7

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

At May 31, 2009, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	305	Australian Dollar	381	6/3/09	$–
U.S. Dollar	630	British Pound	391	6/3/09	1
U.S. Dollar	5	Danish Kronor	26	6/3/09	–
U.S. Dollar	550	Euro	389	6/3/09	(1)
U.S. Dollar	20	Hong Kong Dollar	155	6/3/09	–
U.S. Dollar	570	Japanese Yen	54,341	6/3/09	–
U.S. Dollar	15	Swiss Franc	16	6/3/09	–
Norwegian Krone	315	U.S. Dollar	50	6/4/09	–
U.S. Dollar	40	Swedish Kronor	303	6/4/09	–
Australian Dollar	118	U.S. Dollar	77	6/17/09	(17)
Australian Dollar	238	U.S. Dollar	190	6/17/09	–
British Pound	580	U.S. Dollar	910	6/17/09	(27)
British Pound	205	U.S. Dollar	300	6/17/09	(32)
Euro	839	U.S. Dollar	1,100	6/17/09	(86)
Euro	261	U.S. Dollar	360	6/17/09	(10)
Euro	566	U.S. Dollar	800	6/17/09	–
Euro	646	U.S. Dollar	850	6/17/09	(64)
Hong Kong Dollar	6,973	U.S. Dollar	900	6/17/09	–
Japanese Yen	66,963	U.S. Dollar	680	6/17/09	(23)
Japanese Yen	63,954	U.S. Dollar	670	6/17/09	(1)
U.S. Dollar	80	Australian Dollar	116	6/17/09	13
U.S. Dollar	190	Australian Dollar	254	6/17/09	13
U.S. Dollar	450	British Pound	300	6/17/09	35
U.S. Dollar	500	British Pound	333	6/17/09	38
U.S. Dollar	298	British Pound	205	6/17/09	34
U.S. Dollar	890	Euro	665	6/17/09	50
U.S. Dollar	1,515	Euro	1,161	6/17/09	126
U.S. Dollar	850	Euro	630	6/17/09	41
U.S. Dollar	60	Hong Kong Dollar	465	6/17/09	–
U.S. Dollar	493	Japanese Yen	48,537	6/17/09	17
U.S. Dollar	380	Japanese Yen	37,105	6/17/09	10
U.S. Dollar	460	Japanese Yen	43,682	6/17/09	(1)
U.S. Dollar	820	Singaporean Dollar	1,243	6/17/09	41

Total					$157

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$9,831	$342

Level 2	93,138	157

Level 3	26	–

Total	$102,995	$499

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 11/30/08	$–	$–

Realized gain (loss)	–	–

Change in unrealized appreciation/depreciation	1	–

Net Purchases (Sales)	25	–

Transfers in and/or out of Level 3	–	–

Balance as of 5/31/09	$26	$–

* Other financial instruments include futures and forwards, if applicable. The amount of change in unrealized loss due to investments in level 3 securities held at May 31, 2009 was $7,000, which is included in the Statement of Operations in net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.0%

Aerospace/Defense – 1.1%
Argon ST, Inc. *†	945	$20

Banks – 0.9%
City National Corp. of California †	420	15

Beverages – 1.0%
Central European Distribution Corp. *†	720	18

Biotechnology – 4.5%

Affymax, Inc. *	400	7

Alexion Pharmaceuticals, Inc. *	401	14

AMAG Pharmaceuticals, Inc. *	250	13

Enzon Pharmaceuticals, Inc. *†	2,450	20

OSI Pharmaceuticals, Inc. *†	438	15
Seattle Genetics, Inc. *†	1,130	10
		79

Commercial Services – 10.0%

Aaron’s, Inc. †	610	20

American Public Education, Inc. *	485	16

Coinstar, Inc. *	505	15

Dollar Financial Corp. *†	1,220	12

FTI Consulting, Inc. *	286	14

Gartner, Inc. *†	1,305	20

HMS Holdings Corp. *	480	17

Monro Muffler, Inc.	675	18

Monster Worldwide, Inc. *†	1,185	14

Navigant Consulting, Inc. *†	1,270	15
Net 1 UEPS Technologies, Inc. *	1,023	13
		174

Computers – 1.0%
Synaptics, Inc. *†	485	17

Cosmetics/Personal Care – 0.7%
Chattem, Inc. *†	197	12

Distribution/Wholesale – 2.2%

Beacon Roofing Supply, Inc. *	1,204	18
Owens & Minor, Inc.	604	21
		39

Diversified Financial Services – 4.1%

GFI Group, Inc.	3,325	20

Lazard Ltd., Class A	545	16

Portfolio Recovery Associates, Inc. *†	510	18
Stifel Financial Corp. *	395	17
		71

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.0% – continued

Electrical Components & Equipment – 4.9%

EnerSys *	1,055	$17

General Cable Corp. *	670	26

GrafTech International Ltd. *†	1,965	20
Littelfuse, Inc. *†	1,285	22
		85

Electronics – 4.4%

American Science & Engineering, Inc.	210	13

Cogent, Inc. *†	1,230	12

Dionex Corp. *	301	17

OSI Systems, Inc. *	955	18
Plexus Corp. *†	877	16
		76

Engineering & Construction – 2.4%

Baker (Michael) Corp. *	325	14

MYR Group, Inc. of Delaware *	820	16
URS Corp. *	280	13
		43

Entertainment – 0.7%
National CineMedia, Inc. †	1,055	13

Hand/Machine Tools – 0.8%
Regal-Beloit Corp. †	339	13

Healthcare – Products – 5.6%

Haemonetics Corp. of Massachusetts *	314	17

ICU Medical, Inc. *	467	17

Masimo Corp. *	510	12

ResMed, Inc. *	320	12

STERIS Corp.	627	15

Techne Corp.	200	12
Thoratec Corp. *	494	12
		97

Healthcare – Services – 3.0%

AMERIGROUP Corp. *	595	17

LifePoint Hospitals, Inc. *†	760	21
RehabCare Group, Inc. *	645	14
		52

Home Builders – 0.6%
Pulte Homes, Inc.	1,130	10

Household Products/Wares – 1.3%
Scotts Miracle-Gro (The) Co., Class A	650	22

Internet – 4.2%

AsiaInfo Holdings, Inc. *†	1,088	23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.0% – continued

Internet – 4.2% – continued

Perfect World Co. Ltd. ADR *	838	$18

Perficient, Inc. *	2,645	17
TIBCO Software, Inc. *	2,372	15
		73

Iron/Steel – 2.4%

Cliffs Natural Resources, Inc.	880	24
Schnitzer Steel Industries, Inc., Class A †	345	19
		43

Lodging – 1.0%
Ameristar Casinos, Inc.	875	17

Machinery – Diversified – 2.9%

Flowserve Corp.	230	17

IDEX Corp.	671	16
Wabtec Corp. †	522	18
		51

Miscellaneous Manufacturing – 2.2%

AZZ, Inc. *†	564	19
Hexcel Corp. *	1,740	19
		38

Oil & Gas – 4.2%

Berry Petroleum Co., Class A †	1,240	24

Encore Acquisition Co. *	690	25
EXCO Resources, Inc. *†	1,554	24
		73

Oil & Gas Services – 2.4%

Core Laboratories N.V. †	200	19
NATCO Group, Inc., Class A *	810	23
		42

Packaging & Containers – 1.1%
Rock-Tenn Co., Class A	495	19

Pharmaceuticals – 3.5%

Allos Therapeutics, Inc. *†	1,882	14

Catalyst Health Solutions, Inc. *	735	16

Medivation, Inc. *	525	12
Valeant Pharmaceuticals International *†	900	20
		62

Retail – 9.4%

Big 5 Sporting Goods Corp.	1,085	12

Big Lots, Inc. *	845	19

CEC Entertainment, Inc. *	493	16

Charming Shoppes, Inc. *†	3,295	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.0% – continued

Retail – 9.4% – continued

Cheesecake Factory (The), Inc. *†	1,358	$23

Children’s Place Retail Stores (The), Inc. *	410	15

Cracker Barrel Old Country Store, Inc.	545	17

Guess?, Inc.	724	19

Texas Roadhouse, Inc., Class A *†	1,165	14
World Fuel Services Corp. †	404	17
		164

Semiconductors – 5.7%

Entegris, Inc. *†	5,015	15

IXYS Corp. †	967	9

Silicon Laboratories, Inc. *	571	19

Skyworks Solutions, Inc. *	2,160	21

Teradyne, Inc. *†	2,795	20
Ultratech, Inc. *†	1,225	15
		99

Software – 6.7%

ANSYS, Inc. *†	500	15

Computer Programs & Systems, Inc.	460	16

Informatica Corp. *	1,058	17

Quality Systems, Inc. †	290	15

Seachange International, Inc. *†	2,951	22

Sybase, Inc. *†	505	16
Synchronoss Technologies, Inc. *	1,325	16
		117

Telecommunications – 3.4%

CommScope, Inc. *†	675	18

NII Holdings, Inc. *	940	19
Starent Networks Corp. *†	1,032	22
		59

Transportation – 1.7%

Con-way, Inc. †	400	13
Genesee & Wyoming, Inc., Class A *	570	16
		29
Total Common Stocks
(Cost $1,526)		1,742

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY GROWTH PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 40.7%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	707,660	$708
Total Investment Companies
(Cost $708)		708

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$14	$14
Total Short-Term Investments
(Cost $14)		14

Total Investments – 141.5%
(Cost $2,248)		2,464
Liabilities less Other Assets – (41.5)%		(722)
NET ASSETS – 100.0%		$1,742

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the industry sectors for the Small Company Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.7%
Consumer Staples	1.7
Energy	7.6
Financials	5.7
Health Care	21.6
Industrials	19.0
Information Technology	23.8
Materials	4.8
Telecommunication Services	1.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Small Company Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$2,450	$–

Level 2	14	–

Level 3	–	–

Total	$2,464	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%

Advertising – 0.1%

Harte-Hanks, Inc. †	2,100	$18

inVentiv Health, Inc. *	1,895	24
Marchex, Inc., Class B †	1,300	4
		46

Aerospace/Defense – 1.4%

AAR Corp. *	2,243	33

Aerovironment, Inc. *†	671	19

Argon ST, Inc. *	768	16

Cubic Corp.	875	33

Curtiss-Wright Corp.	2,610	76

Ducommun, Inc.	600	11

Esterline Technologies Corp. *	1,715	47

GenCorp, Inc. *	3,176	6

HEICO Corp.	1,247	44

Herley Industries, Inc. *	800	9

Kaman Corp.	1,415	22

LMI Aerospace, Inc. *	500	5

Moog, Inc., Class A *	2,431	58

National Presto Industries, Inc.	279	23

Orbital Sciences Corp. *	3,412	50

Teledyne Technologies, Inc. *	2,116	70

TransDigm Group, Inc. *	1,867	73
Triumph Group, Inc.	954	38
		633

Agriculture – 0.4%

AgFeed Industries, Inc. *†	1,400	9

Alico, Inc. †	217	6

Alliance One International, Inc. *	5,078	24

Andersons (The), Inc.	1,051	26

Cadiz, Inc. *†	700	5

Griffin Land & Nurseries, Inc. †	200	6

Maui Land & Pineapple Co., Inc. *†	252	2

Star Scientific, Inc. *†	4,200	21

Tejon Ranch Co. *	601	15

Universal Corp. of Virginia †	1,475	55
Vector Group Ltd. †	1,876	27
		196

Airlines – 0.6%

Airtran Holdings, Inc. *	6,812	35

Alaska Air Group, Inc. *	2,040	32

Allegiant Travel Co. *†	800	32

Hawaiian Holdings, Inc. *	2,500	13

JetBlue Airways Corp. *†	9,953	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Airlines – 0.6% – continued

Republic Airways Holdings, Inc. *	2,000	$12

Skywest, Inc.	3,324	34

UAL Corp. *†	8,346	39
US Airways Group, Inc. *†	7,490	19
		261

Apparel – 1.4%

American Apparel, Inc. *†	1,900	8

Carter’s, Inc. *	3,280	78

Cherokee, Inc. †	423	9

Columbia Sportswear Co. †	700	22

CROCS, Inc. *†	4,800	14

Deckers Outdoor Corp. *	754	44

G-III Apparel Group Ltd. *	700	5

Iconix Brand Group, Inc. *	3,365	54

K-Swiss, Inc., Class A	1,514	13

Maidenform Brands, Inc. *	1,300	17

Oxford Industries, Inc. †	798	7

Perry Ellis International, Inc. *†	704	6

Quiksilver, Inc. *	7,200	22

Skechers U.S.A., Inc., Class A *	1,931	18

Steven Madden Ltd. *	1,000	27

Timberland (The) Co., Class A *	2,800	40

True Religion Apparel, Inc. *	1,000	23

Under Armour, Inc., Class A *†	1,945	48

Unifi, Inc. *†	2,900	4

Volcom, Inc. *†	1,030	14

Warnaco Group (The), Inc. *	2,560	81

Weyco Group, Inc.	404	10
Wolverine World Wide, Inc.	2,845	56
		620

Auto Manufacturers – 0.1%

Force Protection, Inc. *	3,900	34
Wabash National Corp.	2,035	2
		36

Auto Parts & Equipment – 0.5%

American Axle & Manufacturing Holdings, Inc. †	2,600	5

Amerigon, Inc. *	1,200	5

ArvinMeritor, Inc.	4,100	10

ATC Technology Corp. *	1,168	17

Commercial Vehicle Group, Inc. *	1,400	2

Cooper Tire & Rubber Co.	3,441	37

Dana Holding Corp. *†	5,500	7

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Auto Parts & Equipment – 0.5% – continued

Dorman Products, Inc. *	600	$9

Exide Technologies *	4,300	26

Fuel Systems Solutions, Inc. *†	700	15

Lear Corp. *	3,912	5

Modine Manufacturing Co.	1,837	8

Spartan Motors, Inc.	1,900	18

Superior Industries International, Inc.	1,334	16

Tenneco, Inc. *	2,692	17

Titan International, Inc.	1,932	17
Wonder Auto Technology, Inc. *	800	7
		221

Banks – 5.7%

1st Source Corp.	855	15

Amcore Financial, Inc. †	1,279	1

Ameris Bancorp	794	5

Ames National Corp.	400	8

Arrow Financial Corp. †	500	13

Bancfirst Corp.	462	18

Banco Latinoamericano de Exportaciones S.A., Class E	1,600	20

BancTrust Financial Group, Inc. †	1,000	4

Bank Mutual Corp.	2,759	25

Bank of the Ozarks, Inc. †	708	18

Banner Corp. †	897	6

Boston Private Financial Holdings, Inc. †	3,282	16

Bryn Mawr Bank Corp.	400	7

Camden National Corp.	400	13

Capital City Bank Group, Inc. †	637	9

Capitol Bancorp Ltd. †	762	3

Cardinal Financial Corp.	1,600	13

Cascade Bancorp †	1,408	3

Cass Information Systems, Inc. †	440	14

Cathay General Bancorp †	2,913	30

Centerstate Banks of Florida, Inc. †	500	5

Central Pacific Financial Corp.	1,597	10

Chemical Financial Corp.	1,310	25

Citizens & Northern Corp.	500	10

Citizens Republic Bancorp, Inc. *	7,004	8

City Holding Co.	953	30

CityBank Lynwood of Washington †	847	3

CoBiz Financial, Inc. †	1,106	7

Colonial BancGroup (The), Inc. †	11,556	15

Columbia Banking System, Inc.	1,071	12

Community Bank System, Inc.†	1,886	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Banks – 5.7% – continued

Community Trust Bancorp, Inc.	845	$23

Corus Bankshares, Inc. *†	2,344	1

CVB Financial Corp. †	3,849	24

East-West Bancorp, Inc.	3,700	30

Encore Bancshares, Inc. *	400	3

Enterprise Financial Services Corp. †	600	5

Farmers Capital Bank Corp.	400	9

Financial Institutions, Inc.	600	7

First Bancorp of North Carolina †	772	11

First Bancorp of Puerto Rico †	4,100	20

First Bancorp, Inc. of Maine †	500	9

First Busey Corp. †	1,383	11

First Commonwealth Financial Corp.	4,820	36

First Community Bancshares, Inc. of Virginia †	499	9

First Financial Bancorp	2,100	18

First Financial Bankshares, Inc. †	1,234	60

First Financial Corp. of Indiana	614	21

First Merchants Corp.	1,238	12

First Midwest Bancorp, Inc.	2,768	24

First South Bancorp, Inc.of North Carolina †	426	4

FirstMerit Corp.	4,658	81

FNB Corp. of Pennsylvania †	4,981	33

Frontier Financial Corp. †	2,629	4

Glacier Bancorp, Inc. †	3,568	59

Green Bankshares, Inc. †	723	4

Guaranty Bancorp *	2,900	5

Hancock Holding Co.	1,480	52

Hanmi Financial Corp. †	2,282	3

Harleysville National Corp. †	2,427	15

Heartland Financial USA, Inc. †	710	11

Heritage Commerce Corp.	562	3

Home Bancshares, Inc. †	772	15

IBERIABANK Corp.	913	40

Independent Bank Corp. of Massachusetts	1,188	24

Integra Bank Corp. †	1,276	2

International Bancshares Corp. †	2,964	33

Lakeland Bancorp, Inc. †	1,147	12

Lakeland Financial Corp.	708	13

MainSource Financial Group, Inc.	1,156	9

MB Financial, Inc. †	2,017	21

Midwest Banc Holdings, Inc. †	1,472	2

Nara Bancorp, Inc.	1,313	6

National Penn Bancshares, Inc. †	4,795	29

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Banks – 5.7% – continued

NBT Bancorp, Inc.	1,997	$44

Old National Bancorp of Indiana †	3,912	47

Old Second Bancorp, Inc. †	822	5

Oriental Financial Group, Inc.	1,408	14

Pacific Capital Bancorp †	2,649	13

Pacific Continental Corp. †	600	7

PacWest Bancorp †	1,651	23

Park National Corp. †	645	41

Peapack Gladstone Financial Corp. †	518	9

Pennsylvania Commerce Bancorp, Inc. *†	300	5

Peoples Bancorp, Inc. of Ohio	547	10

Pinnacle Financial Partners, Inc. *†	1,340	19

Premierwest Bancorp †	1,155	4

PrivateBancorp, Inc. †	1,700	34

Prosperity Bancshares, Inc. †	2,254	63

Renasant Corp.	1,162	16

Republic Bancorp, Inc. of Kentucky, Class A †	514	13

S & T Bancorp, Inc. †	1,412	21

Sandy Spring Bancorp, Inc. †	974	13

Santander BanCorp	271	2

SCBT Financial Corp.	772	17

Seacoast Banking Corp. of Florida †	805	2

Shore Bancshares, Inc.	500	9

Sierra Bancorp†	464	7

Signature Bank of New York *	1,994	54

Simmons First National Corp., Class A	776	21

Smithtown Bancorp, Inc.	700	9

South Financial Group (The), Inc. †	4,700	9

Southside Bancshares, Inc. †	718	17

Southwest Bancorp, Inc. of Oklahoma	796	7

State Bancorp, Inc. of New York †	800	6

StellarOne Corp. †	1,300	16

Sterling Bancorp of New York	970	9

Sterling Bancshares, Inc. of Texas	4,646	29

Sterling Financial Corp. of Washington †	3,022	13

Suffolk Bancorp †	597	16

Sun Bancorp, Inc. of New Jersey *	892	6

Susquehanna Bancshares, Inc.	5,000	36

SVB Financial Group *†	1,747	47

SY Bancorp, Inc. †	770	19

Texas Capital Bancshares, Inc. *	1,851	28

Tompkins Financial Corp. †	390	19

TowneBank of Portsmouth Virginia †	1,200	20

Trico Bancshares	842	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Banks – 5.7% – continued

Trustco Bank Corp. of New York †	4,328	$24

Trustmark Corp. †	2,900	57

UCBH Holdings, Inc. †	6,865	11

UMB Financial Corp.	1,821	73

Umpqua Holdings Corp. †	3,459	29

Union Bankshares Corp. of Virginia	791	11

United Bankshares, Inc. †	2,170	46

United Community Banks, Inc. of Georgia †	2,317	18

United Security Bancshares of California †	515	3

Univest Corp. of Pennsylvania	700	14

W Holding Co., Inc. †	124	2

Washington Trust Bancorp, Inc. †	796	13

WesBanco, Inc.	1,501	25

West Bancorporation †	1,000	6

West Coast Bancorp of Oregon †	1,025	3

Westamerica Bancorporation †	1,608	83

Western Alliance Bancorp *	2,300	16

Wilshire Bancorp, Inc. †	1,100	5

Wintrust Financial Corp.	1,399	25
Yadkin Valley Financial Corp.	900	6
		2,509
Beverages – 0.3%

Boston Beer Co., Inc., Class A *†	496	14

Coca-Cola Bottling Co. Consolidated	265	13

Farmer Bros. Co. †	400	9

Green Mountain Coffee Roasters, Inc. *†	928	77

National Beverage Corp. *†	620	7
Peet’s Coffee & Tea, Inc. *	805	21
		141
Biotechnology – 4.0%

Acorda Therapeutics, Inc. *	2,108	52

Affymax, Inc. *	700	12

Alexion Pharmaceuticals, Inc. *	4,666	170

Alnylam Pharmaceuticals, Inc. *†	2,100	43

AMAG Pharmaceuticals, Inc. *	1,012	53

American Oriental Bioengineering, Inc. *†	3,500	17

Arena Pharmaceuticals, Inc. *†	4,071	15

Ariad Pharmaceuticals, Inc. *†	4,798	7

Arqule, Inc. *	2,300	11

Bio-Rad Laboratories, Inc., Class A *	1,114	83

Cambrex Corp. *	1,629	6

Celera Corp. *	4,648	35

Cell Genesys, Inc. *	5,756	3

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Biotechnology – 4.0% – continued

Celldex Therapeutics, Inc. *†	800	$7

Clinical Data, Inc. *†	600	7

Cougar Biotechnology, Inc. *†	900	39

Cubist Pharmaceuticals, Inc. *	3,265	56

Cytokinetics, Inc. *†	2,400	7

Dendreon Corp. *†	6,623	150

Discovery Laboratories, Inc. *†	5,400	6

Emergent Biosolutions, Inc. *	800	9

Enzo Biochem, Inc. *	1,778	7

Enzon Pharmaceuticals, Inc. *†	2,552	20

Exelixis, Inc. *	6,031	33

Facet Biotech Corp. *	1,329	13

Geron Corp. *†	5,015	33

GTX, Inc. *†	1,100	9

Halozyme Therapeutics, Inc. *†	3,500	24

Human Genome Sciences, Inc. *	7,800	19

Idera Pharmaceuticals, Inc. *†	1,200	7

Immunogen, Inc. *	2,900	24

Immunomedics, Inc. *†	3,600	9

Incyte Corp. *	4,237	14

InterMune, Inc. *†	2,156	25

Lexicon Pharmaceuticals, Inc. *	4,500	6

Ligand Pharmaceuticals, Inc., Class B *†	5,700	17

Marshall Edwards, Inc. *	1,300	1

Martek Biosciences Corp. †	1,942	41

Maxygen, Inc. *†	1,384	10

Medicines (The) Co. *	2,976	23

Molecular Insight Pharmaceuticals, Inc. *†	1,000	4

Momenta Pharmaceuticals, Inc. *†	1,500	13

Myriad Genetics, Inc. *	5,484	198

Nanosphere, Inc. *	700	3

Novavax, Inc. *†	3,581	7

NPS Pharmaceuticals, Inc. *	2,600	9

OSI Pharmaceuticals, Inc. *†	3,300	112

PDL BioPharma, Inc.	6,948	48

Protalix BioTherapeutics, Inc. *†	700	3

Regeneron Pharmaceuticals, Inc. *	3,582	55

Repligen Corp. *	1,700	7

Rexahn Pharmaceuticals, Inc. *	1,900	2

RTI Biologics, Inc. *	3,000	12

Sangamo BioSciences, Inc. *†	2,000	8

Seattle Genetics, Inc. *†	3,800	35

Sequenom, Inc. *†	3,568	12

United Therapeutics Corp. *†	1,468	118

	NUMBER OF SHARES	VALUE (0000s)
COMMON STOCKS – 98.5% – continued

Biotechnology – 4.0% – continued

XOMA Ltd. *†	7,300	$6
Zymogenetics, Inc. *†	2,113	9
		1,784

Building Materials – 0.7%

AAON, Inc. †	720	15

Apogee Enterprises, Inc.	1,655	20

Builders FirstSource, Inc. *†	900	4

China Architectural Engineering, Inc. *†	1,200	2

Comfort Systems USA, Inc.	2,300	21

Drew Industries, Inc. *†	1,180	17

Gibraltar Industries, Inc. †	1,540	12

Interline Brands, Inc. *	1,890	25

Louisiana-Pacific Corp. *	6,000	26

LSI Industries, Inc.	1,038	5

NCI Building Systems, Inc. *†	1,113	5

Quanex Building Products Corp.	2,175	24

Simpson Manufacturing Co., Inc. †	2,172	45

Texas Industries, Inc. †	1,342	46

Trex Co., Inc. *†	859	9

U.S. Concrete, Inc. *	2,000	5
Universal Forest Products, Inc.	949	29
		310

Chemicals – 1.6%

Aceto Corp.	1,400	9

American Vanguard Corp.	1,100	11

Arch Chemicals, Inc.	1,416	40

Balchem Corp.	1,000	24

Ferro Corp. †	2,493	9

Fuller (H.B.) Co.	2,793	48

Grace (W.R.) & Co. *	4,214	55

ICO, Inc. *	1,500	4

Innophos Holdings, Inc.	600	9

Innospec, Inc.	1,360	12

Landec Corp. *	1,300	9

Minerals Technologies, Inc.	1,106	43

NewMarket Corp.	775	56

Olin Corp.	4,254	57

OM Group, Inc. *	1,788	47

Penford Corp.	700	4

PolyOne Corp. *	5,356	16

Quaker Chemical Corp.	630	9

Rockwood Holdings, Inc. *	2,466	37

Schulman (A.), Inc.	1,554	23

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Chemicals – 1.6% – continued

Sensient Technologies Corp. †	2,835	$65

ShengdaTech, Inc. *†	1,700	7

Solutia, Inc. *	5,500	27

Spartech Corp.	1,770	7

Stepan Co.	393	17

Symyx Technologies, Inc. *	1,930	9

Westlake Chemical Corp. †	1,100	23

Zep, Inc.	1,226	15
Zoltek Cos., Inc. *†	1,550	15
		707

Coal – 0.1%

International Coal Group, Inc. *†	7,200	23

James River Coal Co. *	1,549	35

National Coal Corp. *	1,700	3
Westmoreland Coal Co. *	500	4
		65

Commercial Services – 5.6%

Aaron’s, Inc. †	2,635	86

ABM Industries, Inc. †	2,533	41

Administaff, Inc.	1,198	26

Advance America Cash Advance Centers, Inc.	2,380	11

Advisory Board (The) Co. *	879	20

Albany Molecular Research, Inc. *	1,289	11

American Public Education, Inc. *	608	20

AMN Healthcare Services, Inc. *	1,911	14

Arbitron, Inc.	1,584	32

Asset Acceptance Capital Corp. *	800	7

Bankrate, Inc. *†	710	21

Bowne & Co., Inc.	1,603	9

Bridgepoint Education, Inc. *†	361	5

Capella Education Co. *†	800	42

Cardtronics, Inc. *†	800	3

CBIZ, Inc. *†	2,521	18

CDI Corp.	664	7

Cenveo, Inc. *†	2,770	14

Chemed Corp.	1,245	48

China Direct, Inc. *	500	1

Coinstar, Inc. *	1,767	52

Consolidated Graphics, Inc. *†	584	9

Corinthian Colleges, Inc. *†	4,925	76

Cornell Cos., Inc. *	600	10

Corvel Corp. *	486	10

CoStar Group, Inc. *	1,144	41

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Commercial Services – 5.6% – continued

CRA International, Inc. *	609	$16

Cross Country Healthcare, Inc. *	1,713	13

Deluxe Corp.	3,000	42

Dollar Financial Corp. *†	1,400	14

Dollar Thrifty Automotive Group, Inc. *†	1,327	11

DynCorp International, Inc., Class A *	1,400	20

Electro Rent Corp.	1,170	11

Emergency Medical Services Corp., Class A *	600	19

Euronet Worldwide, Inc. *	2,690	43

ExlService Holdings, Inc. *†	791	8

First Advantage Corp., Class A *	632	9

Forrester Research, Inc. *	875	20

Gartner, Inc. *	3,452	53

Geo Group (The), Inc. *	2,921	48

Gevity HR, Inc. †	1,352	5

Global Cash Access Holdings, Inc. *	2,262	16

Grand Canyon Education, Inc. *	608	8

Great Lakes Dredge & Dock Corp.	2,300	12

H&E Equipment Services, Inc. *	900	6

Hackett Group (The), Inc. *	2,300	5

Healthcare Services Group	2,504	44

Heartland Payment Systems, Inc.	1,400	11

Heidrick & Struggles International, Inc.	1,054	19

Hill International, Inc. *	1,300	5

HMS Holdings Corp. *	1,400	49

Hudson Highland Group, Inc. *	1,649	3

Huron Consulting Group, Inc. *	1,249	57

ICF International, Inc. *	400	11

ICT Group, Inc. *	500	4

Interactive Data Corp.	2,132	50

Jackson Hewitt Tax Service, Inc.	1,600	6

K12, Inc. *†	389	7

Kelly Services, Inc., Class A	1,554	17

Kendle International, Inc. *	700	7

Kenexa Corp. *	1,315	13

Kforce, Inc. *	1,800	17

Korn/Ferry International *	2,640	29

Landauer, Inc.	515	30

Learning Tree International, Inc. *	500	5

LECG Corp. *	1,400	4

Lincoln Educational Services Corp. *	200	4

Live Nation, Inc. *	4,355	25

MAXIMUS, Inc.	1,068	43

McGrath Rentcorp	1,399	25

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Commercial Services – 5.6% – continued

Midas, Inc. *	796	$8

Monro Muffler, Inc.	928	25

MPS Group, Inc. *	5,393	41

Multi-Color Corp.	650	8

National Research Corp.	100	3

Navigant Consulting, Inc. *	2,803	33

Net 1 UEPS Technologies, Inc. *	2,900	35

Odyssey Marine Exploration, Inc. *†	2,900	11

On Assignment, Inc. *	2,000	7

Parexel International Corp. *	3,290	34

PHH Corp. *†	3,100	48

Pre-Paid Legal Services, Inc. *	393	17

PRG-Schultz International, Inc. *	800	2

Princeton Review, Inc. *†	700	3

Protection One, Inc. *†	400	1

Providence Service (The) Corp. *	694	8

Rent-A-Center, Inc. *	3,851	75

Resources Connection, Inc. *	2,604	48

Riskmetrics Group, Inc. *	1,227	20

Rollins, Inc.	2,412	40

RSC Holdings, Inc. *†	2,700	16

Sotheby’s †	3,856	41

Spherion Corp. *	2,871	10

Standard Parking Corp. *	435	6

Steiner Leisure Ltd. *	800	23

Stewart Enterprises, Inc., Class A †	4,789	20

SuccessFactors, Inc. *†	1,400	11

Team, Inc. *	1,100	16

TeleTech Holdings, Inc. *	2,125	24

TNS, Inc. *	1,400	26

TrueBlue, Inc. *	2,574	22

Universal Technical Institute, Inc. *	1,200	17

Valassis Communications, Inc. *	2,800	18

Viad Corp.	1,200	18

VistaPrint Ltd. *†	2,577	99

Volt Information Sciences, Inc. *	684	5

Watson Wyatt Worldwide, Inc., Class A	2,473	94

Wright Express Corp. *	2,260	56
		2,487

Computers – 2.6%

3D Systems Corp. *†	1,000	7

3PAR, Inc. *	1,534	13

Agilysys, Inc. †	1,290	8

CACI International, Inc., Class A *	1,761	68

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Computers – 2.6% – continued

CIBER, Inc. *	3,385	$11

Cogo Group, Inc. *	1,300	8

Compellent Technologies, Inc. *	800	9

COMSYS IT Partners, Inc. *	900	5

Cray, Inc. *	1,800	8

Data Domain, Inc. *	1,965	50

Digimarc Corp. *†	371	4

Echelon Corp. *†	1,727	13

Electronics for Imaging, Inc. *	2,886	29

Henry (Jack) & Associates, Inc.	4,368	80

Hutchinson Technology, Inc. *†	1,261	3

iGate Corp.	1,209	6

Imation Corp.	1,700	16

Immersion Corp. *	1,600	7

Insight Enterprises, Inc. *	2,732	21

Integral Systems, Inc. of Maryland *	972	7

Isilon Systems, Inc. *†	1,400	4

Magma Design Automation, Inc. *	2,398	4

Manhattan Associates, Inc. *	1,394	24

Maxwell Technologies, Inc. *†	1,300	15

Mentor Graphics Corp. *†	5,192	29

Mercury Computer Systems, Inc. *	1,269	10

Micros Systems, Inc. *	4,693	123

MTS Systems Corp.	1,026	23

NCI, Inc., Class A *†	400	10

Ness Technologies, Inc. *	2,200	7

Netezza Corp. *	2,300	16

Netscout Systems, Inc. *	1,700	16

Palm, Inc. *†	7,928	97

Perot Systems Corp., Class A *	5,042	69

Quantum Corp. *	11,796	14

Radiant Systems, Inc. *	1,600	12

Radisys Corp. *	1,297	11

Rimage Corp. *	500	8

Riverbed Technology, Inc. *†	3,249	65

Silicon Graphics International Corp. *†	1,700	9

Silicon Storage Technology, Inc. *	4,371	8

Smart Modular Technologies WWH, Inc. *†	2,500	7

SRA International, Inc., Class A *	2,500	44

STEC, Inc. *†	1,800	29

Stratasys, Inc. *†	1,160	12

Super Micro Computer, Inc. *	1,368	9

SYKES Enterprises, Inc. *	1,890	31

Synaptics, Inc. *†	1,907	67

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Computers – 2.6% – continued

Syntel, Inc. †	730	$21
Virtusa Corp. *†	500	4
		1,171

Cosmetics/Personal Care – 0.2%

Chattem, Inc. *†	932	56

Elizabeth Arden, Inc. *	1,410	10
Inter Parfums, Inc. †	750	6
		72

Distribution/Wholesale – 1.1%

Beacon Roofing Supply, Inc. *	2,593	38

BMP Sunstone Corp. *†	1,400	6

Brightpoint, Inc. *	2,820	17

Chindex International, Inc. *	600	5

Core-Mark Holding Co., Inc. *	500	13

FGX International Holdings Ltd. *	800	11

Fossil, Inc. *	2,560	57

Houston Wire & Cable Co.	1,000	12

MWI Veterinary Supply, Inc. *	639	19

Owens & Minor, Inc.	2,369	83

Pool Corp. †	2,755	48

Scansource, Inc. *	1,534	38

School Specialty, Inc. *†	1,122	21

Titan Machinery, Inc. *	400	5

United Stationers, Inc. *	1,418	51
Watsco, Inc. †	1,325	65
		489

Diversified Financial Services – 1.9%

Advanta Corp., Class B	2,464	2

BGC Partners, Inc., Class A †	1,868	6

Broadpoint Securities Group, Inc. *	1,400	6

Calamos Asset Management, Inc., Class A	1,154	14

Cityscape Financial Corp. (1)*	2,500	–

Cohen & Steers, Inc. †	1,000	15

CompuCredit Corp. *†	922	3

Credit Acceptance Corp. *	375	8

Diamond Hill Investment Group, Inc. *	125	5

Doral Financial Corp. *†	400	1

Duff & Phelps Corp., Class A *	746	11

Encore Capital Group, Inc. *†	800	10

Epoch Holding Corp.	600	4

Evercore Partners, Inc., Class A	600	12

FBR Capital Markets Corp. *	1,400	7

FCStone Group, Inc. *†	1,250	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Diversified Financial Services – 1.9% – continued

Federal Agricultural Mortgage Corp., Class C †	621	$4

Financial Federal Corp.	1,418	35

First Marblehead (The) Corp. *†	3,800	7

GAMCO Investors, Inc., Class A †	416	22

GFI Group, Inc.	3,804	23

Greenhill & Co., Inc. †	1,110	82

Interactive Brokers Group, Inc., Class A *	2,344	35

International Assets Holding Corp. *†	300	4

KBW, Inc. *†	1,600	42

Knight Capital Group, Inc., Class A *	5,404	93

LaBranche & Co., Inc. *	2,900	12

Ladenburg Thalmann Financial Services, Inc. *	6,500	5

MarketAxess Holdings, Inc. *	1,800	19

National Financial Partners Corp. †	2,300	14

Nelnet, Inc., Class A *	1,000	8

NewStar Financial, Inc. *	1,342	4

Ocwen Financial Corp. *	2,159	27

Oppenheimer Holdings, Inc., Class A	445	7

optionsXpress Holdings, Inc.	2,462	42

Penson Worldwide, Inc. *†	1,000	10

Piper Jaffray Cos. *	1,089	39

Portfolio Recovery Associates, Inc. *†	922	33

Pzena Investment Management, Inc., Class A	400	3

Sanders Morris Harris Group, Inc.	1,039	6

Stifel Financial Corp. *	1,501	65

SWS Group, Inc.	1,372	18

Teton Advisors, Inc. †	8	–

Thomas Weisel Partners Group, Inc. *	1,100	6

TradeStation Group, Inc. *	1,827	15

US Global Investors, Inc., Class A †	700	5

Virtus Investment Partners, Inc. *†	366	5

Westwood Holdings Group, Inc. †	331	13
World Acceptance Corp. *†	993	20
		832

Electric – 2.3%

Allete, Inc.	1,600	42

Avista Corp.	3,089	49

Black Hills Corp. †	2,241	48

Central Vermont Public Service Corp.	635	10

CH Energy Group, Inc. †	911	38

Cleco Corp.	3,531	72

El Paso Electric Co. *	2,543	34

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Electric – 2.3% – continued

Empire District Electric (The) Co. †	1,959	$31

EnerNOC, Inc. *†	600	14

IDACORP, Inc.	2,659	62

ITC Holdings Corp.	2,814	121

MGE Energy, Inc.	1,246	38

NorthWestern Corp.	2,090	45

Ormat Technologies, Inc. †	1,046	42

Otter Tail Corp. †	2,050	39

Pike Electric Corp. *	1,000	11

PNM Resources, Inc.	5,015	46

PNM Resources, Inc. – Fractional Shares (1)*	50,000	–

Portland General Electric Co.	4,273	77

Synthesis Energy Systems, Inc. *†	1,600	1

UIL Holdings Corp. †	1,701	35

Unisource Energy Corp. †	2,049	52

US Geothermal, Inc. *†	3,500	5
Westar Energy, Inc.	6,022	107
		1,019

Electrical Components & Equipment – 1.1%

Advanced Battery Technologies, Inc. *†	2,700	10

Advanced Energy Industries, Inc. *	1,849	17

American Superconductor Corp. *†	2,469	69

Beacon Power Corp. *†	5,700	4

Belden, Inc.	2,651	49

Capstone Turbine Corp. *†	9,300	6

China BAK Battery, Inc. *	1,900	4

Coleman Cable, Inc. *†	500	1

Encore Wire Corp. †	1,089	23

Ener1, Inc. *†	2,300	15

Energy Conversion Devices, Inc. *†	2,621	45

EnerSys *	1,643	27

Evergreen Solar, Inc. *†	10,060	19

Fushi Copperweld, Inc. *	800	7

GrafTech International Ltd. *	6,862	70

Graham Corp.	525	7

Harbin Electric, Inc. *†	400	5

Insteel Industries, Inc. †	1,000	9

Littelfuse, Inc. *	1,263	22

Medis Technologies Ltd. *†	2,036	1

Orion Energy Systems, Inc. *†	400	1

Powell Industries, Inc. *	452	18

Power-One, Inc. *†	4,152	6

PowerSecure International, Inc. *†	900	4

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Electrical Components & Equipment – 1.1% – continued

Ultralife Corp. *	700	$5

Universal Display Corp. *†	1,701	15

Valence Technology, Inc. *†	3,000	5
Vicor Corp. †	1,094	6
		470

Electronics – 2.4%

American Science & Engineering, Inc.	478	30

Analogic Corp.	754	28

Axsys Technologies, Inc. *†	600	29

Badger Meter, Inc.†	822	33

Bel Fuse, Inc., Class B	722	10

Benchmark Electronics, Inc. *	3,891	47

Brady Corp., Class A	2,966	74

Checkpoint Systems, Inc. *	2,294	32

China Security & Surveillance Technology, Inc. *†	1,796	13

Cogent, Inc. *	2,398	24

Coherent, Inc. *	1,400	27

CTS Corp.	1,956	11

Cymer, Inc. *	1,775	49

Daktronics, Inc. †	1,906	16

Dionex Corp. *†	1,109	63

Electro Scientific Industries, Inc. *†	1,566	14

FARO Technologies, Inc. *†	1,000	15

FEI Co. *	2,127	46

ICx Technologies, Inc. *	700	3

II-VI, Inc. *	1,455	35

L-1 Identity Solutions, Inc. *	4,112	36

LaBarge, Inc. *	700	5

Measurement Specialties, Inc. *	900	5

Methode Electronics, Inc.	2,145	13

Microvision, Inc. *†	3,800	8

Multi-Fineline Electronix, Inc. *	500	10

Newport Corp. *	2,057	12

NVE Corp. *†	300	12

OSI Systems, Inc. *	908	17

Park Electrochemical Corp.	1,184	23

Plexus Corp. *	2,251	41

Rofin-Sinar Technologies, Inc. *	1,718	39

Rogers Corp. *	939	16

Sanmina-SCI Corp. *	29,400	21

Sonic Solutions, Inc. *†	1,375	2

Stoneridge, Inc. *	900	3

Taser International, Inc. *†	3,482	15

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Electronics – 2.4% – continued

Technitrol, Inc.	2,211	$8

TTM Technologies, Inc. *	2,405	21

Varian, Inc. *	1,712	60

Watts Water Technologies, Inc., Class A	1,709	35

Woodward Governor Co.	3,408	70
Zygo Corp. *	800	4
		1,075

Energy – Alternate Sources – 0.2%

Akeena Solar, Inc. *†	1,400	2

Ascent Solar Technologies, Inc. *†	500	3

Clean Energy Fuels Corp. *†	1,400	13

Comverge, Inc. *	1,300	13

Evergreen Energy, Inc. *†	7,026	7

FuelCell Energy, Inc. *†	3,829	13

GreenHunter Energy, Inc. *†	300	–

GT Solar International, Inc. *†	1,800	12

Headwaters, Inc. *†	2,347	9

Pacific Ethanol, Inc. *	2,800	1

Plug Power, Inc. *†	5,100	5
Quantum Fuel Systems Technologies Worldwide, Inc. *	5,000	4
		82

Engineering & Construction – 0.9%

Baker (Michael) Corp. *	400	17

Dycom Industries, Inc. *	2,258	26

EMCOR Group, Inc. *	3,910	88

ENGlobal Corp. *	1,500	8

Exponent, Inc. *†	750	20

Granite Construction, Inc. †	1,857	68

Insituform Technologies, Inc., Class A *	2,183	32

Integrated Electrical Services, Inc. *	400	4

Layne Christensen Co. *	1,148	25

Orion Marine Group, Inc. *†	1,200	25

Perini Corp.	2,873	59

Stanley, Inc. *	500	13

Sterling Construction Co., Inc. *†	700	12
VSE Corp. †	247	6
		403

Entertainment – 0.7%

Bally Technologies, Inc. *	3,152	88

Bluegreen Corp. *†	800	2

Churchill Downs, Inc. †	593	23

Cinemark Holdings, Inc.	1,700	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Entertainment – 0.7% – continued

Dover Downs Gaming & Entertainment, Inc.	817	$5

Dover Motorsports, Inc. †	1,000	2

Elixir Gaming Technologies, Inc. *	4,300	1

Great Wolf Resorts, Inc. *	1,490	4

Isle of Capri Casinos, Inc. *†	877	11

National CineMedia, Inc.	2,400	30

Pinnacle Entertainment, Inc. *	3,472	37

Rick’s Cabaret International, Inc. *	400	3

Shuffle Master, Inc. *	3,009	13

Speedway Motorsports, Inc. †	762	12
Vail Resorts, Inc. *†	1,736	48
		297

Environmental Control – 1.0%

American Ecology Corp.	900	17

Calgon Carbon Corp. *	3,146	36

Casella Waste Systems, Inc., Class A *	1,468	4

Clean Harbors, Inc. *	1,185	65

Darling International, Inc. *	4,746	36

Energy Recovery, Inc. *†	846	7

EnergySolutions, Inc.	2,000	16

Fuel Tech, Inc. *†	1,085	11

Metalico, Inc. *†	1,300	3

Met-Pro Corp. †	800	7

Mine Safety Appliances Co.	1,778	42

Rentech, Inc. *	9,200	5

Tetra Tech, Inc. *	3,408	87

Waste Connections, Inc. *	4,605	117
Waste Services, Inc. *	1,433	8
		461

Food – 2.4%

American Dairy, Inc. *	400	14

B&G Foods, Inc., Class A	1,100	8

Calavo Growers, Inc. †	600	10

Cal-Maine Foods, Inc. †	748	18

Chiquita Brands International, Inc. *	2,454	26

Diamond Foods, Inc.	920	27

Flowers Foods, Inc.	4,419	93

Fresh Del Monte Produce, Inc. *	2,400	42

Great Atlantic & Pacific Tea Co. *†	2,001	8

Hain Celestial Group (The), Inc. *†	2,342	40

HQ Sustainable Maritime Industries, Inc. *	400	4

Imperial Sugar Co.	700	7

Ingles Markets, Inc., Class A	673	10

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Food – 2.4% – continued

J & J Snack Foods Corp.	800	$30

Lancaster Colony Corp.	1,175	54

Lance, Inc.	1,577	34

Lifeway Foods, Inc. *†	300	3

M & F Worldwide Corp. *†	639	11

Nash Finch Co.	755	22

Ralcorp Holdings, Inc. *	3,241	186

Ruddick Corp.	2,488	63

Sanderson Farms, Inc.	1,195	52

Seaboard Corp.	21	22

Smart Balance, Inc. *	3,600	27

Spartan Stores, Inc.	1,300	16

Tootsie Roll Industries, Inc. †	1,422	32

TreeHouse Foods, Inc. *	1,836	49

United Natural Foods, Inc. *	2,494	57

Village Super Market, Class A †	400	12

Weis Markets, Inc.	590	21

Winn-Dixie Stores, Inc. *	3,100	47
Zhongpin, Inc. *†	1,100	12
		1,057

Forest Products & Paper – 0.3%

Boise, Inc. *†	2,400	4

Buckeye Technologies, Inc. *	2,226	11

Clearwater Paper Corp. *	634	15

Deltic Timber Corp.	653	22

Glatfelter	2,639	27

Kapstone Paper and Packaging Corp. *	1,000	4

Mercer International, Inc. *†	1,900	2

Neenah Paper, Inc.	800	6

Schweitzer-Mauduit International, Inc.	916	21

Verso Paper Corp.	900	1

Wausau Paper Corp.	2,558	19
Xerium Technologies, Inc. *	1,200	1
		133

Gas – 1.3%

Chesapeake Utilities Corp.	400	13

Laclede Group (The), Inc.	1,227	38

New Jersey Resources Corp.	2,436	81

Nicor, Inc.	2,537	80

Northwest Natural Gas Co.	1,515	64

Piedmont Natural Gas Co., Inc.	4,272	97

South Jersey Industries, Inc.	1,690	57

Southwest Gas Corp.	2,520	52

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Gas – 1.3% – continued

WGL Holdings, Inc.	2,827	$84
		566

Hand/Machine Tools – 0.4%

Baldor Electric Co. †	2,710	63

Franklin Electric Co., Inc.	1,272	30

K-Tron International, Inc. *	149	13

Regal-Beloit Corp.	2,051	81
Thermadyne Holdings Corp. *	800	3
		190

Healthcare – Products – 3.7%

Abaxis, Inc. *†	1,300	23

ABIOMED, Inc. *	1,961	12

Accuray, Inc. *†	2,090	13

Affymetrix, Inc. *†	4,000	19

Align Technology, Inc. *†	3,431	41

Alphatec Holdings, Inc. *†	1,600	4

American Medical Systems Holdings, Inc. *	4,220	64

Angiodynamics, Inc. *	1,347	17

Atrion Corp.	100	11

BioMimetic Therapeutics, Inc. *†	800	7

Bruker Corp. *	2,888	19

Caliper Life Sciences, Inc. *†	2,700	4

Cantel Medical Corp. *	700	10

Cardiac Science Corp. *	1,100	5

CardioNet, Inc. *†	300	5

Cepheid, Inc. *†	3,304	33

Columbia Laboratories, Inc. *†	2,600	3

Conceptus, Inc. *†	1,700	27

Conmed Corp. *	1,623	26

CryoLife, Inc. *	1,600	8

Cyberonics, Inc. *	1,331	19

Cynosure, Inc., Class A *	500	3

DexCom, Inc. *†	2,326	13

ev3, Inc. *	4,003	37

Exactech, Inc.*	400	6

Genomic Health, Inc. *†	800	16

Greatbatch, Inc. *	1,329	27

Haemonetics Corp. of Massachusetts *	1,480	79

Hanger Orthopedic Group, Inc. *	1,768	26

Hansen Medical, Inc. *†	1,464	8

ICU Medical, Inc. *	696	25

Immucor, Inc. *	4,045	61

Insulet Corp. *†	1,100	8

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Healthcare – Products – 3.7% – continued

Integra LifeSciences Holdings Corp. *†	1,046	$27

Invacare Corp.	1,836	31

IRIS International, Inc. *	1,100	13

Kensey Nash Corp. *	379	9

Luminex Corp. *	2,417	38

Masimo Corp. *	2,691	64

Medical Action Industries, Inc. *	800	8

Meridian Bioscience, Inc. †	2,375	45

Merit Medical Systems, Inc. *	1,638	22

Micrus Endovascular Corp. *	800	7

Natus Medical, Inc. *	1,549	16

NuVasive, Inc. *†	2,000	72

NxStage Medical, Inc. *†	1,589	6

OraSure Technologies, Inc. *	2,550	9

Orthofix International N.V. *	1,000	25

Orthovita, Inc. *†	3,700	14

Palomar Medical Technologies, Inc. *	1,000	10

PSS World Medical, Inc. *†	3,635	58

Quidel Corp. *†	1,500	19

Sirona Dental Systems, Inc. *	1,000	20

Somanetics Corp. *†	700	12

SonoSite, Inc. *	1,020	19

Spectranetics Corp. *	1,800	8

Stereotaxis, Inc. *†	1,697	6

STERIS Corp.	3,403	80

SurModics, Inc. *†	929	18

Symmetry Medical, Inc. *	2,020	16

Synovis Life Technologies, Inc. *	700	14

Thoratec Corp. *†	3,140	79

TomoTherapy, Inc. *	2,300	5

TranS1, Inc. *	700	6

Vision-Sciences, Inc. *	1,100	1

Vital Images, Inc. *	800	9

Vnus Medical Technologies, Inc. *	800	23

Volcano Corp. *†	2,700	33

West Pharmaceutical Services, Inc. †	1,904	62

Wright Medical Group, Inc. *†	2,129	33
Zoll Medical Corp. *	1,232	21
		1,637

Healthcare – Services – 1.9%

Air Methods Corp. *†	600	16

Alliance HealthCare Services, Inc *	1,400	10

Almost Family, Inc. *	400	11

Amedisys, Inc. *†	1,519	46

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Healthcare – Services – 1.9% – continued

AMERIGROUP Corp. *	3,078	$89

Amsurg Corp. *	1,845	34

Assisted Living Concepts, Inc., Class A *	600	9

Bio-Reference Labs, Inc. *	625	17

Capital Senior Living Corp. *†	1,200	5

Centene Corp. *	2,458	45

Emeritus Corp. *†	1,100	16

Ensign Group (The), Inc.	500	7

Five Star Quality Care, Inc. *	2,000	4

Genoptix, Inc. *	532	16

Gentiva Health Services, Inc. *	1,522	24

Healthsouth Corp. *†	5,029	60

Healthspring, Inc. *	2,900	28

Healthways, Inc. *	1,980	24

IPC The Hospitalist Co, Inc. *	400	10

Kindred Healthcare, Inc. *	1,662	22

LHC Group, Inc. *†	897	21

Life Sciences Research, Inc. *†	500	3

Magellan Health Services, Inc. *	2,135	64

Medcath Corp. *	900	10

Molina Healthcare, Inc. *†	800	19

National Healthcare Corp. †	531	20

Nighthawk Radiology Holdings, Inc. *	1,200	5

Odyssey HealthCare, Inc. *	1,839	18

Psychiatric Solutions, Inc. *	3,196	59

RadNet, Inc. *†	1,400	3

RehabCare Group, Inc. *	1,021	22

Res-Care, Inc. *	1,400	20

Skilled Healthcare Group, Inc., Class A *	1,000	9

Sun Healthcare Group, Inc. *	2,500	23

Sunrise Senior Living, Inc. *	2,640	6

Triple-S Management Corp., Class B *	822	12

U.S. Physical Therapy, Inc. *	700	9
Virtual Radiologic Corp. *†	400	3
		819

Holding Companies – Diversified – 0.0%

Compass Diversified Holdings	1,400	13
Resource America, Inc., Class A	627	3
		16

Home Builders – 0.4%

Amrep Corp. *	100	2

Beazer Homes USA, Inc. *†	2,500	6

Brookfield Homes Corp. †	521	2

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Home Builders – 0.4% – continued

Cavco Industries, Inc. *	400	$9

Champion Enterprises, Inc. *	4,954	2

Hovnanian Enterprises, Inc., Class A *†	2,773	7

M/I Homes, Inc.	1,074	12

Meritage Homes Corp. *†	1,807	38

Palm Harbor Homes, Inc. *†	691	2

Ryland Group, Inc.	2,461	42

Skyline Corp.	408	8

Standard-Pacific Corp. *	5,600	14
Winnebago Industries, Inc.	1,672	13
		157

Home Furnishings – 0.5%

American Woodmark Corp. †	638	12

Audiovox Corp., Class A *	937	5

DTS, Inc. *	1,000	27

Ethan Allen Interiors, Inc.	1,400	17

Furniture Brands International, Inc.	2,500	10

Hooker Furniture Corp. †	504	6

Kimball International, Inc., Class B	1,789	11

La-Z-Boy, Inc. †	2,900	5

Sealy Corp. *†	2,400	5

Tempur-Pedic International, Inc. †	4,276	47

TiVo, Inc. *	5,922	42
Universal Electronics, Inc. *	791	16
		203

Household Products/Wares – 0.6%

ACCO Brands Corp. *	3,000	9

American Greetings Corp., Class A †	2,400	16

Blyth, Inc.	400	13

Central Garden and Pet Co., Class A *	3,747	37

CSS Industries, Inc. †	377	7

Ennis, Inc.	1,432	15

Helen of Troy Ltd. *	1,700	33

Prestige Brands Holdings, Inc. *	1,900	12

Russ Berrie & Co., Inc. *†	1,147	4

Standard Register (The) Co.	884	3

Tupperware Brands Corp.	3,527	86
WD-40 Co.	934	24
		259

Insurance – 3.7%

Ambac Financial Group, Inc. †	16,619	21

American Equity Investment Life Holding Co. †	3,100	18

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Insurance – 3.7% – continued

American Physicians Capital, Inc.	425	$16

American Safety Insurance Holdings Ltd. *	600	7

Amerisafe, Inc. *	1,100	18

Amtrust Financial Services, Inc.	900	9

Argo Group International Holdings Ltd. *	1,806	51

Aspen Insurance Holdings Ltd.	4,950	114

Assured Guaranty Ltd. †	3,275	43

Baldwin & Lyons, Inc., Class B	518	10

Citizens, Inc. of Texas *†	2,200	14

CNA Surety Corp. *	977	15

Crawford & Co., Class B *	1,339	6

Delphi Financial Group, Inc., Class A	2,557	49

Donegal Group, Inc., Class A	698	11

eHealth, Inc. *	1,400	22

EMC Insurance Group, Inc.	356	8

Employers Holdings, Inc. †	2,700	33

Enstar Group Ltd. *	353	19

FBL Financial Group, Inc., Class A	703	5

First Acceptance Corp. *	1,105	2

First Mercury Financial Corp. *	829	12

Flagstone Reinsurance Holdings Ltd.	1,700	16

FPIC Insurance Group, Inc. *	419	12

Greenlight Capital Re Ltd., Class A *	1,700	28

Hallmark Financial Services, Inc. *	300	2

Harleysville Group, Inc.	715	21

Horace Mann Educators Corp.	2,329	21

Independence Holding Co.	334	2

Infinity Property & Casualty Corp.	807	30

IPC Holdings Ltd.	3,208	80

Kansas City Life Insurance Co.	300	7

Life Partners Holdings, Inc. †	400	6

Maiden Holdings Ltd.	2,800	14

Max Capital Group Ltd.	3,217	51

Meadowbrook Insurance Group, Inc.	3,187	24

Montpelier Re Holdings Ltd.	4,996	67

National Interstate Corp.	300	5

National Western Life Insurance Co., Class A	142	17

Navigators Group, Inc. *	735	32

NYMAGIC, Inc.	300	5

Odyssey Re Holdings Corp.	1,303	52

Phoenix Companies (The), Inc.	6,330	13

Platinum Underwriters Holdings Ltd.	3,053	88

PMA Capital Corp., Class A *	1,824	9

PMI Group (The), Inc. †	4,500	8

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Insurance – 3.7% – continued

Presidential Life Corp.	1,279	$11

Primus Guaranty Ltd. *†	1,300	4

ProAssurance Corp. *	1,856	84

Radian Group, Inc.	4,500	13

RLI Corp.	1,090	51

Safety Insurance Group, Inc.	955	30

SeaBright Insurance Holdings, Inc. *	1,155	9

Selective Insurance Group, Inc.	3,020	40

State Auto Financial Corp.	785	13

Stewart Information Services Corp.	957	15

Tower Group, Inc.	2,087	50

United America Indemnity Ltd., Class A *	2,081	10

United Fire & Casualty Co.	1,352	24

Universal American Corp. *	2,474	22

Validus Holdings Ltd. †	3,702	84
Zenith National Insurance Corp.	2,191	47
		1,620

Internet – 3.0%

1-800-FLOWERS.COM, Inc., Class A *	1,426	3

Art Technology Group, Inc. *	7,300	26

AsiaInfo Holdings, Inc. *†	2,000	42

Avocent Corp. *	2,602	36

Bidz.com, Inc. *†	400	1

Blue Coat Systems, Inc. *	1,898	27

Blue Nile, Inc. *†	758	35

Chordiant Software, Inc. *	1,620	7

Cogent Communications Group, Inc. *†	2,600	20

comScore, Inc. *	1,003	11

Constant Contact, Inc. *†	1,219	21

CyberSource Corp. *	3,956	51

DealerTrack Holdings, Inc. *	2,266	33

Dice Holdings, Inc. *	963	5

Digital River, Inc. *	2,115	81

Drugstore.com, Inc. *	4,600	8

Earthlink, Inc. *	6,345	50

Entrust, Inc. *†	3,400	7

eResearch Technology, Inc. *	2,500	15

Global Sources Ltd. *	918	6

GSI Commerce, Inc. *†	1,397	18

HSW International, Inc. *†	1,800	–

i2 Technologies, Inc. *†	900	11

Ibasis, Inc. *†	2,000	3

Infospace, Inc. *	1,998	14

Internap Network Services Corp. *	2,819	8

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Internet – 3.0% – continued

Internet Brands, Inc., Class A *†	1,200	$8

Internet Capital Group, Inc. *	2,200	13

j2 Global Communications, Inc. *	2,566	57

Keynote Systems, Inc. *	800	6

Knot (The), Inc. *	1,700	14

Limelight Networks, Inc. *	1,637	8

Liquidity Services, Inc. *	800	8

LoopNet, Inc. *	1,700	14

MercadoLibre, Inc. *†	1,516	33

ModusLink Global Solutions, Inc. *†	2,556	11

Move, Inc. *†	7,256	15

NetFlix, Inc. *†	2,226	88

NIC, Inc.	2,234	13

NutriSystem, Inc. †	1,750	24

Online Resources Corp. *	1,600	8

Orbitz Worldwide, Inc. *	2,300	5

Overstock.com, Inc. *†	864	10

PC-Tel, Inc. *	1,000	6

Perficient, Inc. *	1,800	11

Rackspace Hosting, Inc. *	1,000	12

RealNetworks, Inc. *	4,900	13

S1 Corp. *	2,708	18

Safeguard Scientifics, Inc. *	6,700	7

Sapient Corp. *	5,048	27

Shutterfly, Inc. *	1,100	16

SonicWALL, Inc. *†	3,010	15

Sourcefire, Inc. *†	1,100	13

Stamps.com, Inc. *	799	7

SupportSoft, Inc. *†	2,600	6

TechTarget, Inc. *†	900	4

TeleCommunication Systems, Inc., Class A *	2,100	16

Terremark Worldwide, Inc. *†	3,000	15

TheStreet.com, Inc.	1,100	2

thinkorswim Group, Inc. *†	3,000	30

TIBCO Software, Inc. *	10,179	67

United Online, Inc.	4,489	29

ValueClick, Inc. *	5,040	56

VASCO Data Security International, Inc. *†	1,500	11

Vignette Corp. *	1,400	18

Vocus, Inc. *†	900	17

Web.com Group, Inc. *	1,600	8
Websense, Inc. *	2,645	48
		1,346

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Investment Companies – 0.5%

Ampal-American Israel Corp., Class A *†	1,300	$3

Apollo Investment Corp. †	8,233	45

Ares Capital Corp.	5,623	43

BlackRock Kelso Capital Corp. †	706	5

Capital Southwest Corp.	191	14

Gladstone Capital Corp. †	1,223	9

Gladstone Investment Corp.	1,200	5

Harris & Harris Group, Inc. *†	1,409	6

Hercules Technology Growth Capital, Inc.	2,017	15

Kohlberg Capital Corp. †	1,100	5

MCG Capital Corp.	4,190	9

Medallion Financial Corp.	800	6

MVC Capital, Inc.	1,400	11

NGP Capital Resources Co.	1,200	9

Patriot Capital Funding, Inc.	1,300	3

PennantPark Investment Corp.	1,200	8
Prospect Capital Corp.	2,400	20
		216

Iron/Steel – 0.0%

China Precision Steel, Inc. *†	1,100	2

General Steel Holdings, Inc. *†	700	4

Olympic Steel, Inc. †	500	9

Sutor Technology Group Ltd. *	500	2
Universal Stainless & Alloy *	400	6
		23

Leisure Time – 0.6%

Ambassadors Group, Inc.	1,088	13

Brunswick Corp.	5,100	23

Callaway Golf Co.	3,799	27

Life Time Fitness, Inc. *†	1,973	36

Marine Products Corp.	562	2

Nautilus, Inc. *	1,470	2

Polaris Industries, Inc. †	1,847	59

Town Sports International Holdings, Inc. *†	923	4
WMS Industries, Inc. *†	2,554	91
		257

Lodging – 0.2%

Ameristar Casinos, Inc.	1,472	29

Gaylord Entertainment Co. *†	2,315	33

Lodgian, Inc. *	1,020	2

Marcus Corp.	1,177	13

Monarch Casino & Resort, Inc. *	700	6

Morgans Hotel Group Co. *†	1,400	6

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Lodging – 0.2% – continued
Riviera Holdings Corp. *†	700	$1
		90

Machinery – Construction & Mining – 0.1%

Astec Industries, Inc. *†	1,050	32

Machinery – Diversified – 1.5%

Alamo Group, Inc. †	300	3

Albany International Corp., Class A	1,749	23

Altra Holdings, Inc. *	1,500	10

Applied Industrial Technologies, Inc.	2,407	50

Briggs & Stratton Corp. †	2,939	45

Cascade Corp. †	562	16

Chart Industries, Inc. *	1,600	34

Cognex Corp.	2,226	29

Columbus McKinnon Corp. of New York *	1,100	15

DXP Enterprises, Inc. *†	437	6

Flow International Corp. *†	2,100	4

Gerber Scientific, Inc. *	1,300	4

Gorman-Rupp (The) Co. †	837	18

Hurco Cos., Inc. *†	400	6

Intermec, Inc. *	3,514	40

Intevac, Inc. *	1,200	9

iRobot Corp. *†	1,000	12

Kadant, Inc. *	785	11

Key Technology, Inc. *†	300	3

Lindsay Corp. †	680	22

Middleby Corp. *†	1,054	47

NACCO Industries, Inc., Class A	338	12

Nordson Corp. †	1,994	77

Presstek, Inc. *†	1,500	3

Raser Technologies, Inc. *†	2,800	11

Robbins & Myers, Inc.	1,618	31

Sauer-Danfoss, Inc.	717	4

Tecumseh Products Co., Class A *	962	8

Tennant Co.	972	18

Twin Disc, Inc.	500	4
Wabtec Corp.	2,743	98
		673

Media – 0.5%

AH Belo Corp., Class A	1,320	1

Belo Corp., Class A	5,000	9

CKX, Inc. *†	3,000	21

Courier Corp.	571	9

Cox Radio, Inc., Class A *	1,169	6

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Media – 0.5% continued

Crown Media Holdings, Inc., Class A *†	700	$2

Cumulus Media, Inc., Class A *†	1,507	2

DG FastChannel, Inc. *†	1,000	20

Dolan Media Co. *	1,467	20

Entercom Communications Corp., Class A †	1,700	3

Entravision Communications Corp., Class A *	3,800	2

Fisher Communications, Inc. †	375	5

Global Traffic Network, Inc. *	700	2

Gray Television, Inc.	2,773	2

Journal Communications, Inc., Class A	2,700	4

Lee Enterprises, Inc. †	2,800	3

LIN TV Corp., Class A *†	1,582	3

Martha Stewart Living Omnimedia, Inc., Class A *	1,341	4

McClatchy (The) Co., Class A	3,600	3

Media General, Inc., Class A †	1,300	3

Mediacom Communications Corp., Class A *	2,285	14

Outdoor Channel Holdings, Inc. *	800	5

Playboy Enterprises, Inc., Class B *†	1,295	4

Primedia, Inc. †	1,406	3

RHI Entertainment, Inc. *†	860	3

Scholastic Corp.	1,336	26

Sinclair Broadcast Group, Inc., Class A	2,699	5

Value Line, Inc.	100	3
World Wrestling Entertainment, Inc., Class A †	1,211	15
		202

Metal Fabrication/Hardware – 0.8%

Ampco-Pittsburgh Corp.	500	13

Castle (A.M.) & Co. †	900	9

CIRCOR International, Inc.	1,008	25

Dynamic Materials Corp. †	700	13

Foster (L.B.) Co., Class A *	600	17

Furmanite Corp. *†	2,000	8

Haynes International, Inc. *	652	15

Kaydon Corp. †	1,983	68

Ladish Co., Inc. *	900	11

Lawson Products, Inc.	220	2

Mueller Industries, Inc.	2,171	48

Mueller Water Products, Inc., Class A	6,600	24

NN, Inc.	1,000	2

Northwest Pipe Co. *	500	19

Omega Flex, Inc.	200	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Metal Fabrication/Hardware – 0.8% – continued

RBC Bearings, Inc. *	1,300	$24

Sun Hydraulics, Corp.	634	10
Worthington Industries, Inc.	3,702	52
		363

Mining – 1.1%

Allied Nevada Gold Corp. *	2,600	20

AMCOL International Corp. †	1,545	33

Brush Engineered Materials, Inc. *	1,173	18

Coeur d’Alene Mines Corp. *†	3,834	57

Compass Minerals International, Inc.	1,809	97

General Moly, Inc. *†	3,500	7

Hecla Mining Co. *†	12,538	47

Horsehead Holding Corp. *	2,000	14

Kaiser Aluminum Corp.	900	28

Royal Gold, Inc. †	2,049	95

RTI International Metals, Inc. *	1,307	19

Stillwater Mining Co. *†	2,246	17

United States Lime & Minerals, Inc. *†	100	4

Uranium Resources, Inc. *	3,100	4
USEC, Inc. *†	6,449	34
		494

Miscellaneous Manufacturing – 1.9%

Actuant Corp., Class A	3,241	40

Acuity Brands, Inc. †	2,352	64

American Railcar Industries, Inc.	500	4

Ameron International Corp.	582	32

AZZ, Inc. *†	700	24

Barnes Group, Inc.	2,746	42

Blount International, Inc. *†	2,200	18

Ceradyne, Inc. *	1,519	34

China Fire & Security Group, Inc. *†	800	10

CLARCOR, Inc.	2,982	85

Colfax Corp. *	1,217	10

EnPro Industries, Inc. *	1,178	21

ESCO Technologies, Inc. *	1,464	60

Federal Signal Corp.	2,782	24

Flanders Corp. *	900	5

Freightcar America, Inc.	700	12

GenTek, Inc. *†	500	12

Griffon Corp. *	3,106	30

Hexcel Corp. *	5,530	59

Koppers Holdings, Inc.	1,200	30

LSB Industries, Inc. *	1,000	17

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Miscellaneous Manufacturing – 1.9% – continued

Lydall, Inc. *	900	$3

Matthews International Corp., Class A	1,796	51

Metabolix, Inc. *†	1,100	8

Movado Group, Inc. †	896	7

Myers Industries, Inc.	1,671	17

NL Industries, Inc. †	398	3

Park-Ohio Holdings Corp. *†	500	2

PMFG, Inc. *†	700	4

Polypore International, Inc. *	961	10

Raven Industries, Inc.	908	25

Reddy Ice Holdings, Inc.	1,100	2

Smith & Wesson Holding Corp. *	2,400	13

Smith (A.O.) Corp.	1,177	35

Standex International Corp.	719	7

Tredegar Corp.	1,410	20
Trimas Corp. *	800	2
		842

Office Furnishings – 0.3%

Herman Miller, Inc.	3,252	46

HNI Corp. †	2,545	44

Interface, Inc., Class A	3,018	19
Knoll, Inc.	2,790	20
		129

Oil & Gas – 2.9%

Abraxas Petroleum Corp. *	2,300	3

Alon USA Energy, Inc. †	600	8

American Oil & Gas, Inc. *†	2,400	2

APCO Argentina, Inc.	200	3

Approach Resources, Inc. *	499	4

Arena Resources, Inc. *	2,166	78

Atlas America, Inc. †	1,991	37

ATP Oil & Gas Corp. *†	1,620	15

Berry Petroleum Co., Class A	2,482	48

Bill Barrett Corp. *†	2,070	70

BMB Munai, Inc. *	2,400	4

BPZ Resource, Inc. *†	4,124	30

Brigham Exploration Co. *	4,500	15

Bronco Drilling Co., Inc. *	1,500	9

Callon Petroleum Co. *†	1,400	4

Cano Petroleum, Inc. *†	3,100	2

Carrizo Oil & Gas, Inc. *†	1,577	34

Cheniere Energy, Inc. *	3,200	13

Clayton Williams Energy, Inc. *	352	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Oil & Gas – 2.9% – continued

Comstock Resources, Inc. *	2,653	$106

Concho Resources, Inc. *	3,196	102

Contango Oil & Gas Co. *	739	37

CVR Energy, Inc. *	1,300	12

Delek US Holdings, Inc. †	800	8

Delta Petroleum Corp. *†	9,463	19

Double Eagle Petroleum Co. *	500	2

Endeavour International Corp. *	6,300	11

Energy XXI Bermuda Ltd.	6,700	4

EXCO Resources, Inc. *	8,594	132

FX Energy, Inc. *†	2,300	8

Gasco Energy, Inc. *	5,200	2

GeoGlobal Resources, Inc. *†	2,400	2

GeoMet, Inc. *	1,246	2

Georesources, Inc. *	300	3

GMX Resources, Inc. *†	1,287	23

Goodrich Petroleum Corp. *†	1,286	34

Gran Tierra Energy, Inc. *†	12,564	38

Gulfport Energy Corp. *	1,500	9

Harvest Natural Resources, Inc. *†	1,887	10

Houston American Energy Corp.	800	2

McMoRan Exploration Co. *	3,506	24

Meridian Resource Corp. *	4,991	2

Northern Oil And Gas, Inc. *†	1,200	10

Oilsands Quest, Inc. *	10,300	11

Panhandle Oil & Gas, Inc., Class A	400	8

Parallel Petroleum Corp. *†	2,608	5

Parker Drilling Co. *	6,489	30

Penn Virginia Corp.	2,600	50

Petroleum Development Corp. *	859	16

Petroquest Energy, Inc. *†	2,500	14

Pioneer Drilling Co. *	2,800	18

PrimeEnergy Corp. *	52	2

Quest Resource Corp. *	1,800	1

RAM Energy Resources, Inc. *	2,300	2

Rex Energy Corp. *†	1,000	7

Rosetta Resources, Inc. *	2,998	26

Stone Energy Corp. *†	1,866	16

Sulphco, Inc. *†	3,400	4

Swift Energy Co. *	1,791	29

Toreador Resources Corp. †	1,031	4

Tri-Valley Corp. *†	1,400	2

Vaalco Energy, Inc. *	3,300	15

Venoco, Inc. *†	1,129	8

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Oil & Gas – 2.9% – continued

Warren Resources, Inc. *	3,261	$7
Western Refining, Inc. *†	1,700	24
		1,289
Oil & Gas Services – 1.1%

Allis-Chalmers Energy, Inc. *†	1,739	5

Basic Energy Services, Inc. *†	2,400	24

Bolt Technology Corp. *	500	6

Cal Dive International, Inc. *	2,554	26

CARBO Ceramics, Inc. †	1,141	43

Complete Production Services, Inc. *	2,800	20

Dawson Geophysical Co. *†	500	14

Dril-Quip, Inc. *†	1,723	71

Flotek Industries, Inc. *†	1,400	3

Geokinetics, Inc. *	300	4

Gulf Island Fabrication, Inc.	696	11

Hornbeck Offshore Services, Inc. *†	1,323	37

ION Geophysical Corp. *	4,992	14

Lufkin Industries, Inc.	867	39

Matrix Service Co. *	1,500	17

Mitcham Industries, Inc. *	600	3

NATCO Group, Inc., Class A *	1,200	34

Natural Gas Services Group, Inc. *†	700	10

Newpark Resources, Inc. *	4,996	14

OYO Geospace Corp. *†	249	4

RPC, Inc. †	1,655	17

Superior Well Services, Inc. *†	952	10

T-3 Energy Services, Inc. *	700	10

Trico Marine Services, Inc. *†	800	2

Union Drilling, Inc. *	780	8
Willbros Group, Inc. *	2,236	34
		480
Packaging & Containers – 0.4%

AEP Industries, Inc. *	300	7

Bway Holding Co. *	400	6

Graphic Packaging Holding Co. *†	8,000	15

Rock-Tenn Co., Class A	2,191	84
Silgan Holdings, Inc.	1,448	64
		176
Pharmaceuticals – 2.7%

Acadia Pharmaceuticals, Inc. *	2,100	4

Acura Pharmaceuticals, Inc. *†	500	4

Adolor Corp. *†	2,600	5

Akorn, Inc. *†	3,200	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued
Pharmaceuticals – 2.7% – continued

Alexza Pharmaceuticals, Inc. *†	1,300	$3

Alkermes, Inc. *	5,543	45

Allos Therapeutics, Inc. *†	3,400	25

Amicus Therapeutics, Inc. *	300	2

Ardea Biosciences, Inc. *†	800	13

Array Biopharma, Inc. *	2,700	8

Auxilium Pharmaceuticals, Inc. *†	2,379	56

Biodel, Inc. *†	700	3

BioForm Medical, Inc. *†	1,418	2

Cadence Pharmaceuticals, Inc. *†	1,575	17

Caraco Pharmaceutical Laboratories Ltd. *†	697	3

Catalyst Health Solutions, Inc. *	1,955	42

China Sky One Medical, Inc. *†	500	7

Cypress Bioscience, Inc. *	2,200	17

Cytori Therapeutics, Inc. *†	1,300	5

Depomed, Inc. *†	2,800	6

Durect Corp. *	4,566	11

Dyax Corp. *†	3,300	7

Idenix Pharmaceuticals, Inc. *	1,400	5

I-Flow Corp. *	1,169	6

Inspire Pharmaceuticals, Inc. *	2,300	9

Isis Pharmaceuticals, Inc. *†	5,261	73

Javelin Pharmaceuticals, Inc. *†	2,700	4

Jazz Pharmaceuticals, Inc. *	500	–

KV Pharmaceutical Co., Class A *†	1,819	3

Mannatech, Inc. †	900	3

MannKind Corp. *†	2,937	19

MAP Pharmaceuticals, Inc. *†	500	6

Medarex, Inc. *	7,395	54

Medicis Pharmaceutical Corp., Class A	3,274	51

Medivation, Inc. *†	1,430	32

MiddleBrook Pharmaceuticals, Inc. *†	2,000	3

Nabi Biopharmaceuticals *†	2,812	8

Nektar Therapeutics *†	5,300	36

Neogen Corp. *†	800	18

Neurocrine Biosciences, Inc. *†	2,102	6

Noven Pharmaceuticals, Inc. *	1,462	16

Obagi Medical Products, Inc. *	1,000	7

Omega Protein Corp. *	1,000	5

Onyx Pharmaceuticals, Inc. *	3,209	76

Opko Health, Inc. *†	2,600	3

Optimer Pharmaceuticals, Inc. *†	1,700	21

Orexigen Therapeutics, Inc. *†	1,100	4

Osiris Therapeutics, Inc. *†	900	11

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Pharmaceuticals – 2.7% – continued

Pain Therapeutics, Inc. *†	1,901	$8

Par Pharmaceutical Cos., Inc. *	2,000	27

Pharmasset, Inc. *†	1,200	13

PharMerica Corp. *	1,735	30

Pozen, Inc. *†	1,542	12

Progenics Pharmaceuticals, Inc. *	1,486	8

Questcor Pharmaceuticals, Inc. *	2,900	12

Rigel Pharmaceuticals, Inc. *†	2,130	18

Salix Pharmaceuticals Ltd. *	2,747	25

Savient Pharmaceuticals, Inc. *†	3,448	22

Schiff Nutrition International, Inc. *	500	2

Sucampo Pharmaceuticals, Inc., Class A *	500	3

Synta Pharmaceuticals Corp. *†	1,000	4

Synutra International, Inc. *†	600	6

Targacept, Inc. *†	1,000	3

Theravance, Inc. *†	3,000	44

USANA Health Sciences, Inc. *†	372	10

Valeant Pharmaceuticals International *†	3,658	84

Viropharma, Inc. *	4,616	32

Vivus, Inc. *	3,987	21
Xenoport, Inc. *†	1,527	26
		1,177

Pipelines – 0.0%
Crosstex Energy, Inc. †	2,261	8

Real Estate – 0.2%

Avatar Holdings, Inc. *	389	7

Consolidated-Tomoka Land Co. of Florida †	335	11

Forestar Group, Inc. *†	2,100	25

Grubb & Ellis Co.	2,300	2

Hilltop Holdings, Inc. *	2,605	31

Stratus Properties, Inc. *†	300	2

Thomas Properties Group, Inc.	1,500	2
United Capital Corp. *†	100	2
		82

Real Estate Investment Trusts – 5.6%

Acadia Realty Trust †	2,284	31

Agree Realty Corp.	485	8

Alexander’s, Inc.	127	34

American Campus Communities, Inc.	2,965	68

American Capital Agency Corp. †	600	11

Anthracite Capital, Inc. †	3,667	4

Anworth Mortgage Asset Corp.	5,788	39

Arbor Realty Trust, Inc. †	900	1

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Real Estate Investment Trusts – 5.6% – continued

Ashford Hospitality Trust, Inc.	4,300	$17

Associated Estates Realty Corp.	800	5

BioMed Realty Trust, Inc.	5,669	56

Capital Trust, Inc. of New York, Class A †	1,100	2

CapLease, Inc.	2,500	8

Capstead Mortgage Corp.	3,669	44

Care Investment Trust, Inc.	800	5

Cedar Shopping Centers, Inc.	2,200	11

Chimera Investment Corp.	21,885	76

Cogdell Spencer, Inc.	700	3

Colonial Properties Trust †	2,800	22

Corporate Office Properties Trust SBI of Maryland †	2,664	79

Cousins Properties, Inc. †	2,600	23

DCT Industrial Trust, Inc.	9,857	44

DiamondRock Hospitality Co.	6,198	40

DuPont Fabros Technology, Inc.	727	7

EastGroup Properties, Inc. †	1,374	47

Education Realty Trust, Inc.	1,590	7

Entertainment Properties Trust	2,029	41

Equity Lifestyle Properties, Inc.	1,236	49

Equity One, Inc. †	2,113	31

Extra Space Storage, Inc.	4,950	37

FelCor Lodging Trust, Inc.	3,474	11

First Industrial Realty Trust, Inc. †	2,534	10

First Potomac Realty Trust	1,600	17

Franklin Street Properties Corp. †	3,422	43

Friedman Billings Ramsey Group, Inc., Class A *†	9,400	4

Getty Realty Corp.	976	18

Glimcher Realty Trust	2,078	6

Gramercy Capital Corp. of New York	2,619	6

Hatteras Financial Corp.	889	22

Healthcare Realty Trust, Inc. †	3,432	57

Hersha Hospitality Trust	2,652	7

Highwoods Properties, Inc.	3,641	82

Home Properties, Inc.	1,767	59

Inland Real Estate Corp. †	4,200	29

Investors Real Estate Trust	3,236	29

Kite Realty Group Trust	2,300	7

LaSalle Hotel Properties †	3,114	43

Lexington Realty Trust	4,953	21

LTC Properties, Inc.	1,356	28

Maguire Properties, Inc. *†	2,500	3

Medical Properties Trust, Inc. †	4,569	29

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Real Estate Investment Trusts – 5.6% – continued

MFA Financial, Inc.	12,854	$80

Mid-America Apartment Communities, Inc.	1,619	59

Mission West Properties, Inc.	1,200	8

Monmouth Reit, Class A	1,100	7

National Health Investors, Inc.	1,334	35

National Retail Properties, Inc. †	4,479	77

Newcastle Investment Corp. †	2,933	2

NorthStar Realty Finance Corp. †	3,294	11

OMEGA Healthcare Investors, Inc.	4,747	76

One Liberty Properties, Inc. †	523	3

Parkway Properties, Inc. of Maryland	1,201	16

Pennsylvania Real Estate Investment Trust †	1,986	11

Post Properties, Inc. †	2,582	39

Potlatch Corp.	2,270	59

PS Business Parks, Inc.	901	40

RAIT Financial Trust †	3,432	4

Ramco-Gershenson Properties Trust	860	8

Realty Income Corp. †	5,782	124

Redwood Trust, Inc.	3,435	55

Resource Capital Corp.	1,300	4

Saul Centers, Inc.	507	15

Senior Housing Properties Trust	6,888	115

Sovran Self Storage, Inc.	1,283	31

Strategic Hotels & Resorts, Inc.	4,187	5

Sun Communities, Inc.	896	13

Sunstone Hotel Investors, Inc. †	4,274	25

Tanger Factory Outlet Centers, Inc. †	1,860	60

Universal Health Realty Income Trust	664	21

Urstadt Biddle Properties, Inc., Class A	1,217	16

U-Store-It Trust	2,810	8

Washington Real Estate Investment Trust	3,325	73
Winthrop Realty Trust †	620	6
		2,487

Retail – 6.1%

99 Cents Only Stores *	2,669	25

Aeropostale, Inc. *	3,841	133

AFC Enterprises, Inc. *	1,400	10

America’s Car-Mart, Inc. *	600	10

Asbury Automotive Group, Inc.	1,812	17

Bebe Stores, Inc. †	2,200	18

Big 5 Sporting Goods Corp.	1,291	14

BJ’s Restaurants, Inc. *†	1,006	14

Blockbuster, Inc., Class A *†	9,800	7

Bob Evans Farms, Inc.	1,804	47

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Retail – 6.1% – continued

Borders Group, Inc. *	3,300	$9

Brown Shoe Co., Inc.	2,444	20

Buckle (The), Inc. †	1,310	47

Buffalo Wild Wings, Inc. *†	1,066	38

Build-A-Bear Workshop, Inc. *	900	4

Cabela’s, Inc. *	2,300	31

Cache, Inc. *†	762	3

California Pizza Kitchen, Inc. *	1,141	16

Casey’s General Stores, Inc.	2,896	73

Cash America International, Inc.	1,691	39

Casual Male Retail Group, Inc. *	2,373	4

Cato (The) Corp., Class A	1,606	31

CEC Entertainment, Inc. *	1,130	36

Charlotte Russe Holding, Inc. *	1,210	12

Charming Shoppes, Inc. *†	6,523	24

Cheesecake Factory (The), Inc. *	3,418	58

Chico’s FAS, Inc. *	10,202	100

Children’s Place Retail Stores (The), Inc. *	1,307	47

Christopher & Banks Corp. †	1,960	10

Citi Trends, Inc. *	800	21

CKE Restaurants, Inc.	3,044	25

Coldwater Creek, Inc. *	3,100	12

Collective Brands, Inc. *†	3,664	54

Conn’s, Inc. *†	600	6

Cracker Barrel Old Country Store, Inc.	1,260	40

Denny’s Corp. *	5,300	13

Dillard’s, Inc., Class A †	3,300	31

DineEquity, Inc. †	1,067	30

Domino’s Pizza, Inc. *	2,261	20

Dress Barn, Inc. *†	2,612	41

DSW, Inc., Class A *†	736	8

Einstein Noah Restaurant Group, Inc. *	300	2

Ezcorp, Inc., Class A *	2,596	32

Finish Line (The), Inc., Class A	2,486	17

First Cash Financial Services, Inc. *	1,100	17

Fred’s, Inc., Class A	2,288	29

Fuqi International, Inc. *†	600	7

Gaiam, Inc., Class A *	1,000	6

Genesco, Inc. *	1,154	30

Group 1 Automotive, Inc. †	1,387	30

Gymboree Corp. *†	1,659	61

Haverty Furniture Cos., Inc.	1,040	11

hhgregg, Inc. *	700	12

Hibbett Sports, Inc. *†	1,661	30

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Retail – 6.1% – continued

HOT Topic, Inc. *	2,545	$18

J. Crew Group, Inc. *†	2,459	64

Jack in the Box, Inc. *	3,326	87

Jo-Ann Stores, Inc. *	1,423	31

Jos. A. Bank Clothiers, Inc. *†	983	37

Kenneth Cole Productions, Inc., Class A	471	3

Krispy Kreme Doughnuts, Inc. *	3,100	11

Landry’s Restaurants, Inc. *†	620	6

Luby’s, Inc. *	1,200	5

Lululemon Athletica, Inc. *†	1,139	14

Lumber Liquidators, Inc. *†	500	8

MarineMax, Inc. *†	1,019	3

Men’s Wearhouse (The), Inc. †	2,965	51

New York & Co., Inc. *	1,300	5

Nu Skin Enterprises, Inc., Class A	2,864	42

O’Charleys, Inc. †	1,036	8

P.F. Chang’s China Bistro, Inc. *†	1,409	45

Pacific Sunwear of California, Inc. *	3,800	16

Pantry (The), Inc. *	1,309	26

Papa John’s International, Inc. *	1,279	35

PC Connection, Inc. *	600	3

PC Mall, Inc. *	700	6

Pep Boys – Manny, Moe & Jack	2,533	18

PetMed Express, Inc. *†	1,400	20

Pier 1 Imports, Inc. *	5,000	10

Pricesmart, Inc.	800	13

Red Robin Gourmet Burgers, Inc. *†	855	15

Regis Corp.	2,529	44

Retail Ventures, Inc. *	1,600	4

Rex Stores Corp. *†	500	5

Ruby Tuesday, Inc. *	3,004	19

Rush Enterprises, Inc., Class A *	1,950	23

Ruth’s Hospitality Group Inc. *	1,300	5

Sally Beauty Holdings, Inc. *†	5,400	38

Shoe Carnival, Inc. *	522	6

Sonic Automotive, Inc., Class A †	1,566	15

Sonic Corp. *†	3,521	33

Stage Stores, Inc.	2,169	26

Steak n Shake (The) Co. *†	1,620	14

Stein Mart, Inc. *†	1,545	11

Steinway Musical Instruments *†	372	4

Susser Holdings Corp. *	400	5

Syms Corp. *†	400	3

Systemax, Inc. *	600	7

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5% – continued

Retail – 6.1% – continued

Talbots, Inc. †	1,300	$4

Texas Roadhouse, Inc., Class A *	2,900	34

Tractor Supply Co. *	1,866	72

Tuesday Morning Corp. *	1,930	7

Tween Brands, Inc. *	1,365	7

Ulta Salon Cosmetics & Fragrance, Inc. *	1,158	10

Wendy’s/Arby’s Group, Inc., Class A	22,873	96

Wet Seal (The), Inc., Class A *	5,500	17

World Fuel Services Corp. †	1,610	68

Zale Corp. *†	1,980	8
Zumiez, Inc. *†	1,100	10
		2,677

Savings & Loans – 1.3%

Abington Bancorp, Inc.	1,340	11

Anchor BanCorp Wisconsin, Inc. †	1,228	2

BankFinancial Corp.	1,100	10

Beneficial Mutual Bancorp, Inc. *	1,800	17

Berkshire Hills Bancorp, Inc.	834	18

Brookline Bancorp, Inc.	3,287	32

Brooklyn Federal Bancorp, Inc.	200	2

Clifton Savings Bancorp, Inc. †	600	6

Danvers Bancorp, Inc.	1,000	15

Dime Community Bancshares	1,282	11

ESSA Bancorp, Inc.	900	13

First Financial Holdings, Inc.	657	6

First Financial Northwest, Inc.	1,200	11

First Niagara Financial Group, Inc.	8,602	109

First Place Financial Corp. of Ohio	989	4

Flagstar Bancorp, Inc. *†	4,573	4

Flushing Financial Corp.	1,190	12

Fox Chase Bancorp, Inc. *	400	4

Guaranty Financial Group, Inc. *†	5,000	2

Home Federal Bancorp, Inc. of Idaho	400	4

Investors Bancorp, Inc. *†	2,500	22

Kearny Financial Corp.	979	11

Meridian Interstate Bancorp, Inc. *	600	5

NASB Financial, Inc.	199	6

NewAlliance Bancshares, Inc.	6,267	81

Northfield Bancorp, Inc.	1,132	12

Northwest Bancorp, Inc.	994	18

OceanFirst Financial Corp.	500	6

Oritani Financial Corp. *†	700	9

Provident Financial Services, Inc.	3,427	34

Provident New York Bancorp	2,253	19

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Savings & Loans – 1.3% – continued

Rockville Financial, Inc.	517	$6

Roma Financial Corp.	441	5

United Community Financial Corp. of Ohio	1,658	2

United Financial Bancorp, Inc.	900	11

ViewPoint Financial Group	662	10

Waterstone Financial, Inc. *†	409	1

Westfield Financial, Inc.	1,820	17
WSFS Financial Corp.	321	8
		576

Semiconductors – 3.4%

Actel Corp. *	1,409	16

Advanced Analogic Technologies, Inc. *	2,500	12

Amkor Technology, Inc. *†	6,300	29

Anadigics, Inc. *	3,500	14

Applied Micro Circuits Corp. *	3,700	29

ATMI, Inc. *	1,847	30

AuthenTec, Inc. *	1,600	3

Axcelis Technologies, Inc. *	6,553	3

Brooks Automation, Inc. *	3,502	14

Cabot Microelectronics Corp. *	1,381	39

Cavium Networks, Inc. *†	1,800	26

Ceva, Inc. *	1,100	8

Cirrus Logic, Inc. *	3,608	14

Cohu, Inc.	1,305	12

Diodes, Inc. *†	1,689	26

DSP Group, Inc. *	1,283	9

EMCORE Corp. *†	4,100	5

Emulex Corp. *	4,900	54

Entegris, Inc. *	6,548	19

Entropic Communications, Inc. *	500	1

Exar Corp. *	2,120	14

Formfactor, Inc. *	2,880	52

Hittite Microwave Corp. *	1,100	39

IXYS Corp. †	1,327	12

Kopin Corp. *†	3,800	15

Kulicke & Soffa Industries, Inc. *†	3,531	16

Lattice Semiconductor Corp. *	6,367	13

LTX-Credence Corp. *	7,982	4

Macrovision Solutions Corp. *	4,768	108

Mattson Technology, Inc. *	2,721	3

Micrel, Inc.	2,615	19

Microsemi Corp. *	4,809	65

Microtune, Inc. *	2,977	7

MIPS Technologies, Inc. *	2,400	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Semiconductors – 3.4% – continued

MKS Instruments, Inc. *	2,884	$39

Monolithic Power Systems, Inc. *	1,500	31

Netlogic Microsystems, Inc. *†	922	30

Omnivision Technologies, Inc. *	2,986	34

Pericom Semiconductor Corp. *	1,241	12

Photronics, Inc. *	2,279	7

PLX Technology, Inc. *	1,800	6

PMC – Sierra, Inc. *	12,610	96

Power Integrations, Inc.	1,573	35

Rubicon Technology, Inc. *†	800	7

Rudolph Technologies, Inc. *	1,752	8

Semitool, Inc. *†	1,245	6

Semtech Corp. *	3,550	57

Sigma Designs, Inc. *†	1,524	23

Silicon Image, Inc. *	4,100	10

SiRF Technology Holdings, Inc. *†	3,501	14

Skyworks Solutions, Inc. *	9,402	90

Standard Microsystems Corp. *	1,255	23

Supertex, Inc. *	637	16

Techwell, Inc. *	800	5

Tessera Technologies, Inc. *	2,844	67

TriQuint Semiconductor, Inc. *	8,199	36

Ultra Clean Holdings *	1,300	4

Ultratech, Inc. *	1,367	17

Veeco Instruments, Inc. *	1,790	19

Volterra Semiconductor Corp. *	1,300	18
Zoran Corp. *	3,057	34
		1,483

Software – 4.7%

Accelrys, Inc. *†	1,500	7

ACI Worldwide, Inc. *	1,954	29

Actuate Corp. *	2,484	12

Acxiom Corp.	3,500	37

Advent Software, Inc. *†	901	28

Allscripts-Misys Healthcare Solutions, Inc. †	8,354	108

American Reprographics Co. *	2,140	19

American Software, Inc., Class A	1,300	6

ArcSight, Inc. *	400	6

Ariba, Inc. *	4,961	47

Athenahealth, Inc. *†	1,201	36

Avid Technology, Inc. *†	1,700	24

Blackbaud, Inc. †	2,550	35

Blackboard, Inc. *†	1,800	52

Bottomline Technologies, Inc. *	1,200	12

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Software – 4.7% – continued

Callidus Software, Inc. *†	1,700	$5

China Information Security Technology, Inc. *†	1,300	4

CommVault Systems, Inc. *	2,450	30

Computer Programs & Systems, Inc. †	498	17

Concur Technologies, Inc. *†	2,505	74

CSG Systems International, Inc. *	1,980	27

Deltek, Inc. *†	1,017	4

DemandTec, Inc. *	1,200	11

Digi International, Inc. *	1,500	13

DivX, Inc. *	1,477	8

Double-Take Software, Inc. *	1,000	9

Ebix, Inc. *	378	12

Eclipsys Corp. *	3,153	46

Epicor Software Corp. *	3,405	17

EPIQ Systems, Inc. *†	2,015	31

Fair Isaac Corp.	2,800	49

FalconStor Software, Inc. *	2,115	8

Guidance Software, Inc. *	600	2

infoGROUP, Inc. *	1,878	11

Informatica Corp. *	5,149	84

Innerworkings, Inc. *†	1,700	8

Interactive Intelligence, Inc. *	800	10

JDA Software Group, Inc. *	1,519	23

Lawson Software, Inc. *	6,795	36

Mantech International Corp., Class A *	1,157	44

MedAssets, Inc. *	1,045	17

MicroStrategy, Inc., Class A *†	573	27

Monotype Imaging Holdings, Inc. *	858	5

MSC.Software Corp. *	2,600	19

NetSuite, Inc. *†	419	5

Omnicell, Inc. *	1,800	17

Omniture, Inc. *	3,865	46

OpenTV Corp., Class A *	4,800	8

OPNET Technologies, Inc. *	700	7

Parametric Technology Corp. *	6,687	77

Pegasystems, Inc.	855	23

Phase Forward, Inc. *	2,500	35

Phoenix Technologies Ltd. *†	1,600	4

Progress Software Corp. *	2,450	55

PROS Holdings, Inc. *	700	6

QAD, Inc. †	675	2

Quality Systems, Inc. †	945	47

Quest Software, Inc. *	3,789	49

Renaissance Learning, Inc. †	518	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Software – 4.7% – continued

RightNow Technologies, Inc. *	1,500	$13

Schawk, Inc.	896	6

Seachange International, Inc. *	1,800	13

Smith Micro Software, Inc. *	1,800	18

Solera Holdings, Inc. *	3,164	72

SPSS, Inc. *	993	33

Sybase, Inc. *	4,546	148

Synchronoss Technologies, Inc. *	1,200	15

SYNNEX Corp. *	1,000	26

Take-Two Interactive Software, Inc.	4,502	39

Taleo Corp., Class A *	1,460	23

THQ, Inc. *†	3,855	25

Trident Microsystems, Inc. *	3,400	6

Tyler Technologies, Inc. *	2,057	35

Ultimate Software Group, Inc. *†	1,400	28

Unica Corp. *†	800	4

VeriFone Holdings, Inc. *	3,945	30
Wind River Systems, Inc. *	3,948	31
		2,060

Storage/Warehousing – 0.1%
Mobile Mini, Inc. *†	1,954	25

Telecommunications – 4.6%

3Com Corp. *	23,296	101

Acme Packet, Inc. *	1,390	11

Adaptec, Inc. *	6,891	19

Adtran, Inc.	3,266	68

Advanced Radio Telecom Corp. (1)*	10,900	–

Airvana, Inc. *	1,315	8

Alaska Communications Systems Group, Inc.	2,500	17

Anaren, Inc. *	797	13

Anixter International, Inc. *†	1,747	72

Applied Signal Technology, Inc.	700	15

Arris Group, Inc. *	7,074	86

Aruba Networks, Inc. *	3,000	19

Atheros Communications, Inc. *†	3,455	58

Atlantic Tele-Network, Inc.	500	11

BigBand Networks, Inc. *	1,900	10

Black Box Corp.	1,003	33

Cbeyond, Inc. *†	1,400	24

Centennial Communications Corp. *	3,900	33

Cincinnati Bell, Inc. *	12,559	35

Comtech Telecommunications Corp. *	1,662	48

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Telecommunications – 4.6% – continued

Consolidated Communications Holdings, Inc.	1,328	$14

CPI International, Inc. *	500	5

EMS Technologies, Inc. *	900	18

Extreme Networks, Inc. *	4,955	8

Fairpoint Communications, Inc. †	5,690	6

FiberTower Corp. *	7,700	6

Finisar Corp. *†	21,878	14

General Communication, Inc., Class A *	2,619	17

GeoEye, Inc. *†	1,000	21

Global Crossing Ltd. *	1,658	14

Globalstar, Inc. *	2,620	2

Globecomm Systems, Inc. *	1,100	7

Harmonic, Inc. *	5,405	31

Harris Stratex Networks, Inc., Class A *†	3,350	16

Hughes Communications, Inc. *	435	10

Hypercom Corp. *†	2,917	4

ICO Global Communications Holdings Ltd. *	6,600	4

IDT Corp., Class B *	1,166	2

Infinera Corp. *†	5,321	46

InterDigital, Inc. *	2,551	65

Iowa Telecommunications Services, Inc. †	1,800	21

iPCS, Inc. *	1,000	18

IPG Photonics Corp. *†	1,106	11

Ixia *	2,359	14

Knology, Inc. *	1,600	13

Loral Space & Communications, Inc. *	700	22

MasTec, Inc. *	2,781	36

MRV Communications, Inc. *	8,671	5

Netgear, Inc. *	2,000	28

Neutral Tandem, Inc. *	952	28

Nextwave Wireless, Inc. *†	3,100	1

Novatel Wireless, Inc. *	1,800	21

NTELOS Holdings Corp.	1,700	30

Oclaro, Inc. *†	11,066	7

Oplink Communications, Inc. *	1,142	13

Opnext, Inc. *	1,425	4

Orbcomm, Inc. *†	2,000	3

PAETEC Holding Corp. *†	7,021	21

Parkervision, Inc. *†	1,500	5

Plantronics, Inc.	2,900	52

Polycom, Inc. *	4,982	86

Powerwave Technologies, Inc. *	7,306	10

Preformed Line Products Co.	200	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Telecommunications – 4.6% – continued

Premiere Global Services, Inc. *	3,579	$43

RCN Corp. *	2,100	12

RF Micro Devices, Inc. *	15,167	43

SAVVIS, Inc. *†	2,200	26

Shenandoah Telecommunications Co.	1,329	26

ShoreTel, Inc. *	2,448	15

Sonus Networks, Inc. *	11,700	26

Starent Networks Corp. *†	1,719	36

Switch & Data Facilities Co., Inc. *†	1,161	15

Sycamore Networks, Inc. *	10,972	33

Symmetricom, Inc. *	2,629	13

Syniverse Holdings, Inc. *	3,041	45

Tekelec *	3,777	62

TerreStar Corp. *	3,200	2

tw telecom, Inc. *	8,457	100

USA Mobility, Inc.	1,162	13

UTStarcom, Inc. *†	6,100	13

Viasat, Inc. *	1,491	37

Virgin Mobile USA, Inc., Class A *†	2,111	10
Vonage Holdings Corp. *†	3,400	2
		2,021

Textiles – 0.1%

G&K Services, Inc., Class A	1,088	23
Unifirst Corp. of Massachusetts	809	28
		51

Toys Games & Hobbies – 0.3%

Jakks Pacific, Inc. *	1,578	20

Leapfrog Enterprises, Inc. *†	1,800	5

Marvel Entertainment, Inc. *	2,877	96
RC2 Corp. *	1,006	12
		133

Transportation – 1.9%

American Commercial Lines, Inc. *	497	9

Arkansas Best Corp.	1,281	36

Atlas Air Worldwide Holdings, Inc. *	815	21

Bristow Group, Inc. *†	1,386	44

CAI International, Inc. *	500	2

Celadon Group, Inc. *	1,200	9

DHT Maritime, Inc. †	2,800	16

Dynamex, Inc. *	466	7

Eagle Bulk Shipping, Inc. †	2,664	21

Forward Air Corp. †	1,686	36

Genco Shipping & Trading Ltd. †	1,390	36

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Transportation – 1.9% – continued

General Maritime Corp. †	2,778	$27

Genesee & Wyoming, Inc., Class A *	1,798	52

Golar LNG Ltd.	2,000	15

Gulfmark Offshore, Inc. *	1,340	41

Heartland Express, Inc.	3,057	48

Horizon Lines, Inc., Class A †	1,654	9

HUB Group, Inc., Class A *	2,200	43

International Shipholding Corp.	300	7

Knight Transportation, Inc. †	3,341	59

Knightsbridge Tankers Ltd. †	1,000	15

Marten Transport Ltd. *	850	18

Nordic American Tanker Shipping †	2,410	81

Old Dominion Freight Line, Inc. *†	1,605	47

Pacer International, Inc.	1,946	5

Patriot Transportation Holding, Inc. *	100	9

PHI, Inc. *	800	13

Saia, Inc. *	773	11

Ship Finance International Ltd. †	2,500	31

TBS International Ltd., Class A *†	600	6

Teekay Tankers Ltd., Class A	793	10

Ultrapetrol Bahamas Ltd. *	1,300	6

Universal Truckload Services, Inc.	300	4

Werner Enterprises, Inc. †	2,458	44
YRC Worldwide, Inc. *†	3,400	9
		847

Trucking & Leasing – 0.1%

Aircastle Ltd.	2,700	18

AMERCO, Inc. *	500	18

Greenbrier Cos., Inc.	924	7

TAL International Group, Inc.	787	8
Textainer Group Holdings Ltd.	500	5
		56

Water – 0.4%

American States Water Co. †	1,086	34

California Water Service Group †	1,095	38

Connecticut Water Service, Inc. †	500	11

Consolidated Water Co., Inc. †	800	13

Middlesex Water Co.	800	11

Pico Holdings, Inc. *	966	27

SJW Corp.	758	15

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Water – 0.4% – continued
Southwest Water Co. †	1,318	$7
		156
Total Common Stocks
(Cost $62,431)		43,495
PREFERRED STOCKS – 0.0%

Healthcare – Products – 0.0%

MEDIQ, Inc., Series A (1)*	135	–
Total Preferred Stocks
(Cost $ – )		–
INVESTMENT COMPANIES – 28.0%

Kayne Anderson Energy Development Co.	600	8

Northern Institutional Funds – Liquid Assets Portfolio (2)(3)	12,378,723	12,379
Total Investment Companies
(Cost $12,392)		12,387
OTHER – 0.0%

Escrow DLB Oil & Gas (1)*	400	–

Escrow Position PetroCorp. (1)*	420	–
Total Other
(Cost $ – )		–
RIGHTS – 0.0%

Allis-Chambers Energy, Inc. *	1,739	–

CSF Holdings, Inc. (1)*	2,000	–

Sealy Corp. *	184	–
Total Rights
(Cost $ – )		–
	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

American Satellite Network (1)*	350	$–

Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	88	–

Lantronix, Inc. *	152	–
Total Warrants
(Cost $ – )		–

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.4%

Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$465	$465

U.S. Treasury Bill, 0.29%, 11/19/09 (4)	140	140
Total Short-Term Investments
(Cost $605)		605

Total Investments – 127.9%
(Cost $75,428)		56,487
Liabilities less Other Assets – (27.9)%		(12,309)
NET ASSETS – 100.0%		$44,178

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACT	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini Russell 2000	13	652	Long	6/09	$108

At May 31, 2009, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	3.9
Energy	5.2
Financials	19.8
Health Care	14.4
Industrials	15.6
Information Technology	18.8
Materials	4.0
Telecommunication Services	1.3
Utilities	3.8

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$55,882	$108

Level 2	605	–

Level 3	–	–

Total	$56,487	$108

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4%

Aerospace/Defense – 1.9%

Elbit Systems Ltd. †	269	$16
Goodrich Corp.	390	19
		35

Banks – 4.2%

City National Corp. of California †	530	19

Comerica, Inc. †	565	12

Credicorp Ltd.	363	22
State Street Corp.	555	26
		79

Beverages – 3.0%

Central European Distribution Corp. *†	1,139	29
Hansen Natural Corp. *	746	27
		56

Biotechnology – 1.6%
Genzyme Corp. *	504	30

Chemicals – 1.2%
FMC Corp.	427	23

Commercial Services – 8.8%

Aaron’s, Inc. †	652	21

Alliance Data Systems Corp. *†	453	18

Apollo Group, Inc., Class A *	401	24

Coinstar, Inc. *	451	13

FTI Consulting, Inc. *	461	23

ITT Educational Services, Inc. *	294	27

Monster Worldwide, Inc. *†	1,174	14
Western Union (The) Co.	1,384	25
		165

Computers – 3.4%

Brocade Communications Systems, Inc. *†	3,020	22

Micros Systems, Inc. *	697	18
NetApp, Inc. *	1,183	23
		63

Distribution/Wholesale – 1.3%
LKQ Corp. *	1,538	24

Diversified Financial Services – 2.1%

IntercontinentalExchange, Inc. *	175	19
Lazard Ltd., Class A	698	20
		39

Electrical Components & Equipment – 2.5%

General Cable Corp. *	715	27

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Electrical Components & Equipment – 2.5% – continued
GrafTech International Ltd. *	1,960	$20
		47

Electronics – 3.6%

Amphenol Corp., Class A	376	13

Cogent, Inc. *†	1,326	13

FLIR Systems, Inc. *	1,059	24
Jabil Circuit, Inc.	2,315	18
		68

Engineering & Construction – 3.2%

Fluor Corp.	404	19

Shaw Group (The), Inc. *	832	22
URS Corp. *	371	18
		59

Healthcare – Products – 2.6%

Haemonetics Corp. of Massachusetts *	358	19

ResMed, Inc. *	498	18
Thoratec Corp. *†	471	12
		49

Healthcare – Services – 3.3%

AMERIGROUP Corp. *	637	18

LifePoint Hospitals, Inc. *†	945	26
Quest Diagnostics, Inc.	351	18
		62

Home Builders – 0.7%

Pulte Homes, Inc. †	1,432	13

Household Products/Wares – 1.5%

Scotts Miracle-Gro (The) Co., Class A	792	27

Internet – 1.9%

McAfee, Inc. *	464	18
Priceline.com, Inc. *†	166	19
		37

Iron/Steel – 2.5%

Cliffs Natural Resources, Inc.	1,175	32
Schnitzer Steel Industries, Inc., Class A †	284	16
		48

Leisure Time – 0.7%
Harley-Davidson, Inc. †	825	14

Lodging – 2.0%

Ameristar Casinos, Inc. †	990	20

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Lodging – 2.0% – continued

Choice Hotels International, Inc. †	649	$18
		38

Machinery – Diversified – 2.3%

Flowserve Corp.	375	28
IDEX Corp.	647	15
		43

Media – 0.8%

Discovery Communications, Inc., Class A *	675	15

Miscellaneous Manufacturing – 1.3%

Hexcel Corp.*	2,240	24

Oil & Gas – 6.9%

Berry Petroleum Co., Class A †	1,070	21

Encore Acquisition Co. *	710	25

EXCO Resources, Inc. *	1,960	30

Newfield Exploration Co. *	815	30
Noble Energy, Inc.	403	24
		130

Oil & Gas Services – 2.8%

Cameron International Corp. *	800	25
Core Laboratories N.V. †	299	28
		53

Packaging & Containers – 1.6%

Rock-Tenn Co., Class A	788	30

Pharmaceuticals – 5.3%

Cephalon, Inc. *†	430	25

Express Scripts, Inc. *	366	23

Mylan, Inc. *†	1,701	23
Valeant Pharmaceuticals International *†	1,205	28
		99

Retail – 9.0%

Advance Auto Parts, Inc.	412	17

Aeropostale, Inc. *	398	14

Big Lots, Inc. *	994	23

Cheesecake Factory (The), Inc. *†	1,226	21

Dollar Tree, Inc. *	345	16

Guess?, Inc.	762	20

PetSmart, Inc.	908	18

Ross Stores, Inc.	318	12
World Fuel Services Corp. †	660	28
		169

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Semiconductors – 6.3%

Broadcom Corp., Class A *	525	$13

ON Semiconductor Corp. *	4,802	33

Skyworks Solutions, Inc. *	2,346	22

Teradyne, Inc. *†	3,895	28
Xilinx, Inc.	1,057	22
		118

Software – 4.2%

ANSYS, Inc. *†	815	24

Quality Systems, Inc. †	389	20

Red Hat, Inc. *	874	18
Sybase, Inc. *†	563	18
		80

Telecommunications – 4.0%

CommScope, Inc. *†	915	24

Millicom International Celluiar S.A. *	225	14

NII Holdings, Inc. *	909	18
Starent Networks Corp. *†	935	20
		76

Transportation – 2.9%

CSX Corp.	793	25
Hunt (J.B.) Transport Services, Inc.	964	30
		55
Total Common Stocks
(Cost $1,576)		1,868

INVESTMENT COMPANIES – 30.4%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	572,551	572
Total Investment Companies
(Cost $572)		572

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 1.1%

Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$21	$21
Total Short-Term Investments
(Cost $21)		21

Total Investments – 130.9%
(Cost $2,169)		2,461

Liabilities less Other Assets – (30.9)%		(581)
NET ASSETS – 100.0%		$1,880

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

* Non-Income Producing Security

† Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the industry sectors for the Mid Cap Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	18.6%
Consumer Staples	3.0
Energy	11.3
Financials	6.3
Health Care	13.9
Industrials	16.1
Information Technology	22.2
Materials	6.9
Telecommunication Services	1.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Mid Cap Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$2,440	$–

Level 2	21	–

Level 3	–	–

Total	$2,461	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.8%

Aerospace/Defense – 4.9%

Goodrich Corp.	22,500	$1,092

Lockheed Martin Corp.	10,700	895
Raytheon Co.	12,100	540
		2,527

Agriculture – 3.8%

Archer-Daniels-Midland Co.	19,600	540
Philip Morris International, Inc.	33,800	1,441
		1,981

Auto Manufacturers – 1.1%
Navistar International Corp. *†	14,000	557

Banks – 2.3%

Goldman Sachs Group (The), Inc.	5,000	723
State Street Corp.	10,200	474
		1,197

Biotechnology – 1.9%

Gilead Sciences, Inc. *	9,725	419
Millipore Corp. *	9,300	585
		1,004

Chemicals – 2.5%

FMC Corp.	12,975	705
Mosaic (The) Co.	10,700	585
		1,290

Commercial Services – 0.6%
Robert Half International, Inc.	15,400	329

Computers – 10.6%

Apple, Inc. *	11,710	1,590

EMC Corp. of Massachusetts *	81,700	960

IBM Corp.	10,995	1,169

NetApp, Inc. *	49,000	955
Western Digital Corp. *	32,500	808
		5,482

Electric – 1.6%
Public Service Enterprise Group, Inc.	25,800	822

Electronics – 1.0%
Avnet, Inc. *	23,100	531

Engineering & Construction – 1.4%
Fluor Corp.	15,625	734

Food – 1.6%
Sysco Corp.	33,700	807

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.8% – continued

Healthcare – Products – 0.8%
Gen-Probe, Inc. *	9,500	$405

Healthcare – Services – 3.4%

UnitedHealth Group, Inc.	26,300	700
WellPoint, Inc. *	23,200	1,080
		1,780

Household Products/Wares – 1.2%
Kimberly-Clark Corp.	12,100	628

Internet – 9.4%

Amazon.com, Inc. *	12,900	1,006

Baidu, Inc. ADR *†	2,100	554

eBay, Inc. *	45,100	795

Google, Inc., Class A *	4,950	2,065
Sohu.com, Inc. *	6,800	430
		4,850

Iron/Steel – 0.8%
Cia Siderurgica Nacional S.A.	17,200	422

Leisure Time – 0.7%
Carnival Corp.	13,400	341

Lodging – 0.8%
Marriott International, Inc., Class A †	17,500	409

Media – 0.4%
DIRECTV Group (The), Inc. *†	9,400	212

Metal Fabrication/Hardware – 1.0%
Precision Castparts Corp.	6,200	512

Mining – 3.3%

Freeport-McMoRan Copper & Gold, Inc.	9,500	517

Goldcorp, Inc. †	8,500	338

Teck Resources Ltd., Class B	29,100	461
Vale S.A. ADR	20,800	398
		1,714

Oil & Gas – 9.4%

Anadarko Petroleum Corp.	14,600	698

Exxon Mobil Corp.	10,100	700

Noble Energy, Inc.	7,200	428

Occidental Petroleum Corp.	21,430	1,438

Talisman Energy, Inc. †	31,100	507

Transocean Ltd. *	7,800	620
Valero Energy Corp.	20,500	459
		4,850

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

FOCUSED GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.8% – continued

Oil & Gas Services – 0.9%
National-Oilwell Varco, Inc. *	11,500	$444

Pharmaceuticals – 2.4%

Abbott Laboratories	15,315	690
Eli Lilly & Co.	16,200	560
		1,250

Retail – 9.4%

Darden Restaurants, Inc.	11,800	427

Gap (The), Inc.	53,900	962

Kohl’s Corp. *	18,200	773

TJX Cos., Inc.	18,600	549

Wal-Mart Stores, Inc.	24,160	1,202
Yum! Brands, Inc.	27,500	952
		4,865

Semiconductors – 5.2%

Broadcom Corp., Class A *	22,600	576

Intel Corp.	35,220	554

Marvell Technology Group Ltd. *	51,500	589

National Semiconductor Corp. †	44,400	616
Xilinx, Inc.	16,800	348
		2,683

Software – 4.7%

Microsoft Corp.	76,870	1,606
Oracle Corp.	41,530	813
		2,419

Telecommunications – 6.8%

Cisco Systems, Inc. *	64,195	1,188

Juniper Networks, Inc. *	34,700	858

Millicom International Celluiar S.A. *†	8,600	522

NII Holdings, Inc. *	22,700	464
Sprint Nextel Corp. *	94,000	484
		3,516

Transportation – 1.9%
United Parcel Service, Inc., Class B	19,600	1,002
Total Common Stocks
(Cost $45,536)		49,563

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 1.6%

Beverages – 1.6%
Cia de Bebidas das Americas †	12,600	$826
Total Preferred Stocks
(Cost $668)		826

INVESTMENT COMPANIES – 7.3%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	3,795,237	3,795
Total Investment Companies
(Cost $3,795)		3,795

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$224	$224
Total Short-Term Investments
(Cost $224)		224

Total Investments – 105.1%
(Cost $50,223)		54,408
Liabilities less Other Assets – (5.1)%		(2,648)
NET ASSETS – 100.0%		$51,760

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

At May 31, 2009, the industry sectors for the Focused Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.2%
Consumer Staples	10.8
Energy	10.5
Financials	2.4
Health Care	8.8
Industrials	11.2
Information Technology	33.8
Materials	6.8
Telecommunication Services	2.9
Utilities	1.6

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Focused Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$54,184	$–

Level 2	224	–

Level 3	–	–

Total	$54,408	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1%

Aerospace/Defense – 3.2%

L-3 Communications Holdings, Inc.	1,426	$105

Lockheed Martin Corp.	828	69

Raytheon Co.	2,330	104
Rolls-Royce Group PLC ADR †	3,581	94
		372

Apparel – 1.8%

Coach, Inc. *	5,495	144
NIKE, Inc., Class B	1,148	66
		210

Banks – 9.4%

Bank of America Corp.	10,199	115

Goldman Sachs Group (The), Inc.	1,417	205

JPMorgan Chase & Co. (1)	5,515	204

Morgan Stanley	4,543	138

State Street Corp. (1)	3,358	156

SunTrust Banks, Inc. †	3,905	51
Wells Fargo & Co.	8,684	221
		1,090

Beverages – 2.0%

Dr Pepper Snapple Group, Inc. *	4,234	92
Pepsi Bottling Group, Inc.	4,309	142
		234

Biotechnology – 1.6%

Amgen, Inc. *	2,694	134
Biogen Idec, Inc. *	1,059	55
		189

Chemicals – 0.8%
Dow Chemical (The) Co.	5,251	93

Computers – 6.8%

Accenture Ltd., Class A	3,139	94

Dell, Inc. *	5,108	59

Hewlett-Packard Co.	5,710	196

IBM Corp.	3,388	360
Micros Systems, Inc. *	2,894	76
		785

Cosmetics/Personal Care – 1.7%
Procter & Gamble (The) Co.	3,825	199

Diversified Financial Services – 0.8%
Lazard Ltd., Class A	3,357	95

Electric – 3.2%
Entergy Corp.	1,118	84

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Electric – 3.2% – continued

FPL Group, Inc.	1,986	$112
NRG Energy, Inc. *	7,564	170
		366

Environmental Control – 0.6%
Waste Management, Inc.	2,506	69

Food – 3.6%

General Mills, Inc.	2,543	130

Kroger (The) Co.	9,401	214
Sysco Corp.	2,905	70
		414

Healthcare – Products – 3.6%

Covidien Ltd.	4,245	152
Johnson & Johnson	4,904	270
		422

Healthcare – Services – 2.5%

CIGNA Corp.	4,965	110

Quest Diagnostics, Inc.	1,736	91
Tenet Healthcare Corp. *	25,701	93
		294

Home Builders – 1.1%
Pulte Homes, Inc. †	14,709	129

Insurance – 3.7%

ACE Ltd.	2,200	97

Conseco, Inc. *†	40,099	97

Metlife, Inc.(1)	3,658	115
Unum Group	7,340	125
		434

Iron/Steel – 0.6%
Nucor Corp.	1,666	73

Machinery – Construction & Mining – 0.8%
Joy Global, Inc. (1)	2,842	98

Machinery – Diversified – 0.8%
Cummins, Inc.	2,865	93

Media – 1.6%

Disney (The Walt) Co.	2,649	64
Time Warner, Inc.	4,983	117
		181

Metal Fabrication/Hardware – 1.1%
Precision Castparts Corp.	1,598	132

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Mining – 2.0%

Southern Copper Corp. (1)	4,212	$88
Vale S.A. ADR (1)†	7,438	143
		231

Miscellaneous Manufacturing – 2.0%

Dover Corp.	2,507	79

General Electric Co.	4,834	65
Parker Hannifin Corp.	2,083	88
		232

Oil & Gas – 13.6%

Chevron Corp.	4,942	329

ENSCO International, Inc.	3,202	125

Exxon Mobil Corp.	5,663	393

Noble Corp. (1)	4,162	143

Occidental Petroleum Corp.	2,813	189

Petroleo Brasileiro S.A. ADR (1)	3,625	160

Talisman Energy, Inc. †	7,790	127
Valero Energy Corp.	5,295	118
		1,584

Pharmaceuticals – 5.5%

Cephalon, Inc. *†	1,634	95

Forest Laboratories, Inc. *	4,657	110

Pfizer, Inc.	3,097	47

Schering-Plough Corp.	10,869	265
Teva Pharmaceutical Industries Ltd. ADR †	2,533	118
		635

Real Estate Investment Trusts – 0.5%
Annaly Capital Management, Inc.	4,074	57

Retail – 9.0%

Aeropostale, Inc. *	841	29

Best Buy Co., Inc.	2,699	95

GameStop Corp., Class A *	1,823	46

Gap (The), Inc.	7,869	140

McDonald’s Corp.	3,107	183

Nordstrom, Inc. †	4,181	82

TJX Cos., Inc.	4,707	139
Wal-Mart Stores, Inc.	6,616	329
		1,043

Semiconductors – 4.4%

Applied Materials, Inc.	9,512	107

Intel Corp.	12,368	195

National Semiconductor Corp.	8,938	124

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Semiconductors – 4.4% – continued
Texas Instruments, Inc.	4,428	$86
		512

Software – 5.1%

BMC Software, Inc. *	3,140	107

CA, Inc.	7,801	136

Microsoft Corp.	13,600	284
Oracle Corp.	3,475	68
		595

Telecommunications – 5.2%

AT&T, Inc.	4,898	121

Cisco Systems, Inc. *	7,200	133

Nokia OYJ ADR †	6,184	95

Qwest Communications International, Inc. †	23,996	105
Verizon Communications, Inc.	5,268	154
		608

Transportation – 0.5%
Kansas City Southern *†	3,653	60
Total Common Stocks
(Cost $9,962)		11,529

INVESTMENT COMPANIES – 8.4%

Northern Institutional Funds – Liquid Assets Portfolio (2)(3)	977,478	977
Total Investment Companies
(Cost $977)		977

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$79	$79
Total Short-Term Investments
(Cost $79)		79

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED GROWTH PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000s)
CALL OPTIONS – 0.0%
Lehman Brothers Holdings, Inc., Exp. Date 1/16/10, Strike Price $20.00 *	75	$ –
Lehman Brothers Holdings, Inc., Exp. Date 1/16/10, Strike Price $22.50 *	118	–
Total Call Options
(Premium Paid $92)		–

Total Investments – 108.2%
(Cost $11,110)		12,585
Liabilities less Other Assets – (8.2)%		(957)
NET ASSETS – 100.0%		$11,628

(1)	A portion of the security is held to cover open written option contracts.
(2)	Investment in affiliated portfolio.
(3)	Investment relates to cash collateral received from portfolio securities loaned.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the Diversified Growth Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000s)
Joy Global, Inc.,
Exp. Date 6/20/09, Strike Price $37.00	(3)	$(1)
JPMorgan Chase & Co.,
Exp. Date 6/20/09, Strike Price $40.00	(3)	–
Metlife, Inc.,
Exp. Date 6/20/09, Strike Price $34.00	(4)	(1)
Metlife, Inc.,
Exp. Date 6/20/09, Strike Price $35.00	(4)	–
Noble Corp.,
Exp. Date 6/20/09, Strike Price $36.00	(3)	–
Petroleo Brasileiro S.A. ADR,
Exp. Date 6/20/09, Strike Price $46.00	(6)	(1)
Southern Copper Corp.,
Exp. Date 6/20/09, Strike Price $22.50	(8)	–
State Street Corp.,
Exp. Date 6/20/09, Strike Price $48.00	(2)	–
State Street Corp.,
Exp. Date 6/20/09, Strike Price $50.00	(2)	–

TYPE	NUMBER OF CONTRACTS	VALUE (000s)

Vale S.A. ADR,
Exp. Date 6/20/09, Strike Price $21.00	(6)	$–
Total Written Option Contracts
(Premiums Received $2)			$(3)

At May 31, 2009, the industry sectors for the Diversified Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	10.2
Energy	13.7
Financials	14.5
Health Care	13.4
Industrials	9.2
Information Technology	18.4
Materials	3.4
Telecommunication Services	3.3
Utilities	3.2

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Diversified Growth Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$12,506	$(3)

Level 2	79	–

Level 3	–	–

Total	$12,585	$(3)

* Other financial instruments include futures, options and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Advertising – 0.1%

Interpublic Group of Cos. (The), Inc. *	21,112	$111
Omnicom Group, Inc. †	12,624	385
		496

Aerospace/Defense – 2.3%

Boeing (The) Co.	31,103	1,395

General Dynamics Corp.	15,772	897

Goodrich Corp.	5,126	249

L-3 Communications Holdings, Inc.	4,864	357

Lockheed Martin Corp.	14,430	1,207

Northrop Grumman Corp.	13,230	630

Raytheon Co.	16,782	749

Rockwell Collins, Inc.	6,408	272
United Technologies Corp.	38,981	2,051
		7,807

Agriculture – 1.9%

Altria Group, Inc.	84,612	1,446

Archer-Daniels-Midland Co.	26,040	717

Lorillard, Inc.	6,795	464

Philip Morris International, Inc.	84,645	3,609
Reynolds American, Inc.	6,844	274
		6,510

Airlines – 0.1%
Southwest Airlines Co.	30,430	205

Apparel – 0.5%

Coach, Inc. *	13,229	348

NIKE, Inc., Class B	16,396	935

Polo Ralph Lauren Corp.	2,400	129
VF Corp.	3,636	207
		1,619

Auto Manufacturers – 0.4%

Ford Motor Co. *	131,922	758

General Motors Corp. *†	24,833	19
PACCAR, Inc.	14,715	439
		1,216

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co. *†	9,312	106
Johnson Controls, Inc. †	25,434	507
		613

Banks – 7.9%

Bank of America Corp.	318,952	3,595

Bank of New York Mellon Corp.	46,818	1,301

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Banks – 7.9% – continued

BB&T Corp. †	26,400	$592

Capital One Financial Corp.	18,619	455

Citigroup, Inc. †	232,482	865

Comerica, Inc.	6,359	138

Fifth Third Bancorp †	25,156	174

First Horizon National Corp.	6,711	81

First Horizon National Corp. – Fractional Shares *	162,263	–

Goldman Sachs Group (The), Inc.	21,087	3,049

Huntington Bancshares, Inc. †	16,809	66

JPMorgan Chase & Co.	157,521	5,812

KeyCorp †	20,307	101

M&T Bank Corp. †	3,200	161

Marshall & Ilsley Corp.	10,754	71

Morgan Stanley	50,844	1,542

Northern Trust Corp. (1)(2)	9,941	573

PNC Financial Services Group, Inc.	17,376	791

Regions Financial Corp.	45,650	191

State Street Corp.	20,175	937

SunTrust Banks, Inc. †	14,656	193

U.S. Bancorp	78,937	1,516

Wells Fargo & Co.	190,877	4,867
Zions Bancorporation †	4,690	64
		27,135

Beverages – 2.5%

Brown–Forman Corp., Class B	4,037	177

Coca-Cola (The) Co.	83,978	4,128

Coca-Cola Enterprises, Inc.	12,013	200

Constellation Brands, Inc., Class A *	7,923	92

Dr Pepper Snapple Group, Inc. *	10,700	232

Molson Coors Brewing Co., Class B	6,092	268

Pepsi Bottling Group, Inc.	5,671	186
PepsiCo, Inc.	65,774	3,424
		8,707

Biotechnology – 1.9%

Amgen, Inc. *	43,821	2,188

Biogen Idec, Inc. *	11,873	615

Celgene Corp. *	18,586	785

Genzyme Corp. *	11,012	651

Gilead Sciences, Inc. *	38,748	1,670

Life Technologies Corp. *†	7,131	277
Millipore Corp. *	2,378	150
		6,336

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Building Materials – 0.0%
Masco Corp. †	15,288	$158

Chemicals – 1.9%

Air Products & Chemicals, Inc.	8,468	549

CF Industries Holdings, Inc.	1,918	149

Dow Chemical (The) Co.	43,941	777

du Pont (E.I.) de Nemours & Co.	37,671	1,073

Eastman Chemical Co.	3,290	136

Ecolab, Inc.	6,774	253

International Flavors & Fragrances, Inc.	3,229	103

Monsanto Co.	23,268	1,912

PPG Industries, Inc.	6,734	299

Praxair, Inc.	12,504	915

Sherwin-Williams (The) Co. †	4,095	216
Sigma-Aldrich Corp.	5,062	245
		6,627

Coal – 0.2%

Consol Energy, Inc.	7,600	313

Massey Energy Co. †	3,500	80
Peabody Energy Corp.	10,818	367
		760

Commercial Services – 1.1%

Apollo Group, Inc., Class A *	4,422	261

Automatic Data Processing, Inc.	21,668	824

Convergys Corp. *	5,146	48

Donnelley (R.R.) & Sons Co.	9,261	125

Equifax, Inc.	5,355	146

H&R Block, Inc.	13,538	198

Iron Mountain, Inc. *	7,600	207

Mastercard, Inc., Class A †	3,115	549

Monster Worldwide, Inc. *†	5,787	68

Moody’s Corp.	7,862	215

Paychex, Inc.	13,039	357

Robert Half International, Inc.	6,647	142

Total System Services, Inc.	7,286	99

Washington Post (The), Co., Class B	200	72
Western Union (The) Co.	29,041	512
		3,823

Computers – 5.2%

Affiliated Computer Services, Inc., Class A *	4,100	184

Apple, Inc. *	37,300	5,066

Cognizant Technology Solutions Corp., Class A *	11,844	298

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Computers – 5.2% – continued

Computer Sciences Corp. *	6,167	$262

Dell, Inc. *	70,136	812

EMC Corp. of Massachusetts *	82,730	972

Hewlett-Packard Co.	100,926	3,467

International Business Machines Corp.	56,302	5,984

Lexmark International, Inc., Class A *†	3,216	53

NetApp, Inc. *	13,875	271

SanDisk Corp. *	9,800	153

Sun Microsystems, Inc. *	30,881	278
Teradata Corp. *	7,091	153
		17,953

Cosmetics/Personal Care – 2.4%

Avon Products, Inc. †	17,293	459

Colgate-Palmolive Co.	20,510	1,353

Estee Lauder Cos. (The), Inc., Class A †	4,800	159
Procter & Gamble (The) Co.	122,928	6,385
		8,356

Distribution/Wholesale – 0.2%

Fastenal Co. †	5,400	179

Genuine Parts Co.	6,643	223
Grainger (W.W.), Inc.	2,630	207
		609

Diversified Financial Services – 1.6%

American Express Co.	50,034	1,243

Ameriprise Financial, Inc.	8,819	266

Charles Schwab (The) Corp.	37,937	668

CIT Group, Inc. †	13,200	51

CME Group, Inc.	2,746	883

Discover Financial Services	20,065	192

E*TRADE Financial Corp. *†	21,500	31

Federated Investors, Inc., Class B	3,612	90

Franklin Resources, Inc.	6,155	412

IntercontinentalExchange, Inc. *	2,909	314

Invesco Ltd.	16,323	256

Janus Capital Group, Inc. †	7,007	71

Legg Mason, Inc. †	6,101	118

Nasdaq OMX Group (The), Inc. *	5,800	122

NYSE Euronext	11,000	330

Price (T. Rowe) Group, Inc. †	10,507	426
SLM Corp. *	20,484	135
		5,608

Electric – 3.4%

AES (The) Corp. *	28,138	281

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Electric – 3.4% – continued

Allegheny Energy, Inc. †	7,085	$177

Ameren Corp. †	8,562	199

American Electric Power Co., Inc.	21,057	555

CMS Energy Corp. †	9,199	104

Consolidated Edison, Inc.	11,321	401

Constellation Energy Group, Inc. †	7,521	205

Dominion Resources, Inc.	23,537	748

DTE Energy Co.	6,779	205

Duke Energy Corp.	51,298	726

Dynegy, Inc., Class A *	18,105	36

Edison International	13,174	385

Entergy Corp.	7,657	571

Exelon Corp. †	28,262	1,357

FirstEnergy Corp.	12,326	466

FPL Group, Inc.	17,915	1,013

Integrys Energy Group, Inc. †	3,200	87

Northeast Utilities	6,300	131

Pepco Holdings, Inc.	8,800	114

PG&E Corp.	16,331	600

Pinnacle West Capital Corp.	4,091	113

PPL Corp.	15,231	495

Progress Energy, Inc.	11,259	400

Public Service Enterprise Group, Inc.	20,479	653

SCANA Corp.	4,770	143

Southern Co.	33,789	960

TECO Energy, Inc.	8,628	97

Wisconsin Energy Corp. †	4,900	193
Xcel Energy, Inc.	18,229	313
		11,728

Electrical Components & Equipment – 0.3%

Emerson Electric Co.	31,513	1,011
Molex, Inc.	5,736	88
		1,099

Electronics – 0.6%

Agilent Technologies, Inc. *	14,182	259

Amphenol Corp., Class A	7,080	236

Flir Systems, Inc. *†	5,900	133

Jabil Circuit, Inc.	10,000	78

PerkinElmer, Inc.	5,000	81

Thermo Fisher Scientific, Inc. *	16,989	661

Tyco Electronics Ltd.	18,558	322
Waters Corp. *†	4,178	181
		1,951

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Engineering & Construction – 0.2%

Fluor Corp.	7,366	$346
Jacobs Engineering Group, Inc. *	4,937	212
		558

Entertainment – 0.1%
International Game Technology	11,920	207

Environmental Control – 0.3%

Republic Services, Inc.	13,036	297

Stericycle, Inc. *	3,600	180
Waste Management, Inc.	21,603	596
		1,073

Food – 2.0%

Campbell Soup Co. †	8,377	232

ConAgra Foods, Inc.	18,131	337

Dean Foods Co. *	7,371	139

General Mills, Inc.	13,590	695

Heinz (H.J.) Co.	12,706	465

Hershey (The) Co.	6,822	240

Hormel Foods Corp.	2,900	101

JM Smucker (The) Co.	4,816	194

Kellogg Co.	10,183	440

Kraft Foods, Inc., Class A	61,879	1,616

Kroger (The) Co.	26,890	613

McCormick & Co., Inc. †	5,293	161

Safeway, Inc.	17,413	353

Sara Lee Corp.	29,231	263

SUPERVALU, Inc.	8,841	147

Sysco Corp.	24,326	583

Tyson Foods, Inc., Class A	11,500	153
Whole Foods Market, Inc. †	5,709	108
		6,840

Forest Products & Paper – 0.3%

International Paper Co.	18,747	269

MeadWestvaco Corp.	7,229	116

Plum Creek Timber Co., Inc. †	6,989	242
Weyerhaeuser Co.	8,869	298
		925

Gas – 0.2%

Centerpoint Energy, Inc.	14,657	148

Nicor, Inc.	1,852	58

NiSource, Inc.	11,098	119
Sempra Energy	9,869	451
		776

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Hand/Machine Tools – 0.1%

Black & Decker Corp.	2,550	$82

Snap-On, Inc.	2,423	75
Stanley Works (The)	3,268	117
		274

Healthcare – Products – 4.1%

Bard (C.R.), Inc.	4,055	290

Baxter International, Inc.	26,276	1,345

Becton, Dickinson & Co.	9,843	666

Boston Scientific Corp. *	60,828	572

Covidien Ltd.	20,453	731

DENTSPLY International, Inc. †	6,300	184

Hospira, Inc. *	6,472	223

Intuitive Surgical, Inc. *†	1,600	240

Johnson & Johnson	116,082	6,403

Medtronic, Inc.	47,753	1,640

Patterson Cos., Inc. *†	3,800	78

St. Jude Medical, Inc. *†	14,146	552

Stryker Corp.	10,036	386

Varian Medical Systems, Inc. *	5,300	190
Zimmer Holdings, Inc. *	9,117	406
		13,906

Healthcare – Services – 1.3%

Aetna, Inc.	18,731	501

CIGNA Corp.	11,129	247

Coventry Health Care, Inc. *	6,375	115

DaVita, Inc. *	4,185	189

Humana, Inc. *	7,090	222

Laboratory Corp. of America Holdings *	4,395	268

Quest Diagnostics, Inc.	6,414	335

Tenet Healthcare Corp. *	17,528	64

UnitedHealth Group, Inc.	51,727	1,376
WellPoint, Inc. *	20,626	960
		4,277

Holding Companies – Diversified – 0.1%
Leucadia National Corp. *†	7,600	159

Home Builders – 0.1%

Centex Corp. †	5,934	50

D.R. Horton, Inc.	11,500	106

KB Home †	3,628	54

Lennar Corp., Class A	6,400	61
Pulte Homes, Inc. †	8,832	78
		349

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Home Furnishings – 0.1%

Harman International Industries, Inc. †	2,400	$45
Whirlpool Corp. †	3,230	136
		181

Household Products/Wares – 0.4%

Avery Dennison Corp. †	4,438	122

Clorox Co. †	5,815	305

Fortune Brands, Inc.	6,205	217
Kimberly-Clark Corp.	16,767	870
		1,514

Housewares – 0.0%
Newell Rubbermaid, Inc. †	11,461	132

Insurance – 2.4%

Aflac, Inc.	19,582	695

Allstate (The) Corp.	21,770	560

American International Group, Inc. †	112,449	190

AON Corp.	10,975	395

Assurant, Inc.	4,000	95

Chubb Corp.	14,567	578

Cincinnati Financial Corp.	6,830	154

Genworth Financial, Inc., Class A	19,200	114

Hartford Financial Services Group, Inc.	14,998	215

Lincoln National Corp.	11,398	216

Loews Corp.	14,679	397

Marsh & McLennan Cos., Inc.	20,877	395

MBIA, Inc. *†	9,664	62

Metlife, Inc.	35,038	1,104

Principal Financial Group, Inc.	12,911	287

Progressive (The) Corp. *	27,346	441

Prudential Financial, Inc. †	17,699	706

Torchmark Corp. †	3,694	148

Travelers Cos. (The), Inc.	25,396	1,033

Unum Group †	13,439	230
XL Capital Ltd., Class A †	12,734	129
		8,144

Internet – 2.4%

Akamai Technologies, Inc. *†	6,848	152

Amazon.com, Inc. *	13,365	1,042

eBay, Inc. *	43,475	766

Expedia, Inc. *†	9,158	159

Google, Inc., Class A *	10,049	4,193

McAfee, Inc. *	6,225	244

Symantec Corp. *	34,557	539

VeriSign, Inc. *	7,892	185

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Internet – 2.4% – continued
Yahoo!, Inc. *	56,813	$900
		8,180

Iron/Steel – 0.3%

AK Steel Holding Corp.	4,700	67

Allegheny Technologies, Inc. †	4,178	148

Nucor Corp.	12,881	566
United States Steel Corp. †	5,475	186
		967

Leisure Time – 0.2%

Carnival Corp.	17,728	451
Harley-Davidson, Inc. †	10,029	170
		621

Lodging – 0.2%

Marriott International, Inc., Class A †	12,200	285

Starwood Hotels & Resorts

Worldwide, Inc. †	8,111	198

Wyndham Worldwide Corp.	8,447	100
Wynn Resorts Ltd. *†	2,454	91
		674

Machinery – Construction & Mining – 0.3%
Caterpillar, Inc.	25,430	902

Machinery – Diversified – 0.4%

Cummins, Inc.	8,158	264

Deere & Co.	17,428	758

Flowserve Corp.	2,400	177

Manitowoc Co. (The), Inc. †	6,000	39
Rockwell Automation, Inc.	5,768	177
		1,415

Media – 2.4%

CBS Corp., Class B	27,561	203

Comcast Corp., Class A	121,237	1,669

DIRECTV Group (The), Inc. *†	22,179	499

Disney (The Walt) Co.	78,554	1,903

Gannett Co., Inc. †	9,646	46

McGraw-Hill Cos. (The), Inc.	13,909	419

Meredith Corp.	1,836	49

New York Times (The) Co., Class A †	4,989	33

News Corp., Class A	93,275	912

Scripps Networks Interactive, Inc., Class A	3,700	103

Time Warner Cable, Inc.	14,495	446

Time Warner, Inc.	51,094	1,197

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Media – 2.4% – continued
Viacom, Inc., Class B *	24,844	$551
		8,030

Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	5,664	468

Mining – 0.7%

Alcoa, Inc.	37,274	344

Freeport-McMoRan Copper & Gold, Inc. †	17,440	949

Newmont Mining Corp.	20,490	1,001

Titanium Metals Corp. †	4,000	37
Vulcan Materials Co. †	4,547	202
		2,533

Miscellaneous Manufacturing – 3.4%

3M Co.	28,812	1,645

Cooper Industries Ltd., Class A	7,057	232

Danaher Corp.	10,571	638

Dover Corp.	7,589	239

Eastman Kodak Co.	11,037	29

Eaton Corp.	6,637	289

General Electric Co.	437,810	5,902

Honeywell International, Inc.	31,576	1,047

Illinois Tool Works, Inc.	15,959	515

Ingersoll-Rand Co. Ltd., Class A	12,923	261

ITT Corp.	7,370	303

Leggett & Platt, Inc.	6,416	94

Pall Corp.	4,991	128

Parker Hannifin Corp.	6,550	277
Textron, Inc. †	10,458	120
		11,719

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.	8,735	200
Xerox Corp.	35,135	239
		439

Oil & Gas – 10.7%

Anadarko Petroleum Corp.	20,428	976

Apache Corp.	14,016	1,181

Cabot Oil & Gas Corp.	4,100	144

Chesapeake Energy Corp.	23,715	537

Chevron Corp.	84,183	5,613

ConocoPhillips	62,663	2,873

Denbury Resources, Inc. *†	10,200	175

Devon Energy Corp.	19,267	1,218

Diamond Offshore Drilling, Inc. †	2,900	244

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	77	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Oil & Gas – 10.7% – continued

ENSCO International, Inc.	5,784	$225

EOG Resources, Inc.	10,166	744

EQT Corp.	5,336	199

Exxon Mobil Corp.	205,364	14,242

Hess Corp.	11,469	764

Marathon Oil Corp.	30,442	971

Murphy Oil Corp.	7,715	455

Nabors Industries Ltd. *	12,306	220

Noble Energy, Inc.	7,029	418

Occidental Petroleum Corp.	34,452	2,312

Pioneer Natural Resources Co.	5,000	141

Questar Corp.	7,200	244

Range Resources Corp.	6,259	287

Rowan Cos., Inc.	4,603	94

Southwestern Energy Co. *	13,949	606

Sunoco, Inc.	4,968	151

Tesoro Corp. †	6,000	102

Valero Energy Corp.	22,174	496
XTO Energy, Inc.	23,411	1,001
		36,633

Oil & Gas Services – 1.6%

Baker Hughes, Inc. †	12,461	487

BJ Services Co. †	11,882	186

Cameron International Corp. *	8,865	277

Halliburton Co.	36,780	843

National-Oilwell Varco, Inc. *	16,945	654

Schlumberger Ltd.	50,646	2,899
Smith International, Inc. †	9,086	265
		5,611

Packaging & Containers – 0.2%

Ball Corp.	3,825	152

Bemis Co., Inc. †	4,152	104

Owens-Illinois, Inc. *	7,100	204

Pactiv Corp. *	5,363	120
Sealed Air Corp.	6,386	128
		708

Pharmaceuticals – 6.2%

Abbott Laboratories	65,298	2,942

Allergan, Inc.	12,460	550

AmerisourceBergen Corp.	6,303	234

Bristol-Myers Squibb Co.	80,877	1,611

Cardinal Health, Inc.	14,562	520

Cephalon, Inc. *†	2,800	163

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Pharmaceuticals – 6.2% – continued

Express Scripts, Inc. *	10,460	$670

Forest Laboratories, Inc. *	12,254	290

King Pharmaceuticals, Inc. *	10,011	95

Lilly (Eli) & Co.	41,174	1,423

McKesson Corp.	11,181	460

Medco Health Solutions, Inc. *	20,175	926

Merck & Co., Inc.	88,698	2,446

Mylan, Inc. *†	12,700	168

Pfizer, Inc.	283,791	4,311

Schering-Plough Corp.	67,494	1,647

Watson Pharmaceuticals, Inc. *	4,352	132
Wyeth	56,305	2,526
		21,114

Pipelines – 0.3%

El Paso Corp.	29,378	287

Spectra Energy Corp.	24,821	398
Williams Cos. (The), Inc.	23,504	394
		1,079

Real Estate – 0.0%
CB Richard Ellis Group, Inc., Class A *†	7,200	52

Real Estate Investment Trusts – 0.9%

Apartment Investment & Management Co., Class A †	5,224	49

AvalonBay Communities, Inc.	3,152	194

Boston Properties, Inc. †	4,934	239

Equity Residential	11,397	277

HCP, Inc. †	10,259	238

Health Care REIT, Inc. †	4,400	151

Host Hotels & Resorts, Inc.	24,700	232

Kimco Realty Corp.	12,800	150

ProLogis	17,234	146

Public Storage	5,182	345

Simon Property Group, Inc.	11,330	606

Ventas, Inc. †	6,000	182
Vornado Realty Trust †	6,672	311
		3,120

Retail – 6.3%

Abercrombie & Fitch Co., Class A †	3,700	111

AutoNation, Inc. *†	4,511	72

AutoZone, Inc. *	1,519	231

Bed Bath & Beyond, Inc. *	10,572	297

Best Buy Co., Inc.	14,672	515

Big Lots, Inc. *	3,302	76

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Retail – 6.3% – continued

Costco Wholesale Corp.	17,461	$847

CVS Caremark Corp.	61,736	1,840

Darden Restaurants, Inc.	5,854	212

Family Dollar Stores, Inc.	5,762	174

GameStop Corp., Class A *	6,700	167

Gap (The), Inc.	18,735	334

Home Depot (The), Inc.	72,084	1,670

Kohl’s Corp. *	12,320	523

Limited Brands, Inc.	11,015	138

Lowe’s Cos., Inc.	60,407	1,148

Macy’s, Inc.	17,006	199

McDonald’s Corp.	46,669	2,753

Nordstrom, Inc. †	6,461	127

Office Depot, Inc. *	12,759	60

O’Reilly Automotive, Inc. *	5,500	198

Penney (J.C.) Co., Inc.	8,998	235

RadioShack Corp.	5,558	75

Sears Holdings Corp. *†	2,356	134

Staples, Inc.	28,932	592

Starbucks Corp. *†	29,837	429

Target Corp.	32,000	1,258

Tiffany & Co. †	4,949	140

TJX Cos., Inc.	17,995	531

Walgreen Co. †	40,142	1,196

Wal-Mart Stores, Inc.	93,975	4,674
Yum! Brands, Inc.	18,804	651
		21,607

Savings & Loans – 0.2%

Hudson City Bancorp, Inc.	21,135	271
People’s United Financial, Inc.	14,600	231
		502

Semiconductors – 2.4%

Advanced Micro Devices, Inc. *†	22,663	103

Altera Corp.	12,053	205

Analog Devices, Inc.	11,845	289

Applied Materials, Inc.	54,413	613

Broadcom Corp., Class A *	18,784	479

Intel Corp.	234,407	3,685

Kla-Tencor Corp. †	7,111	192

Linear Technology Corp. †	8,975	210

LSI Corp. *	27,841	124

MEMC Electronic Materials, Inc. *†	9,500	183

Microchip Technology, Inc. †	7,385	159

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Semiconductors – 2.4% – continued

Micron Technology, Inc. *	31,780	$161

National Semiconductor Corp. †	7,944	110

Novellus Systems, Inc. *	3,979	71

Nvidia Corp. *†	22,395	234

QLogic Corp. *	4,956	68

Teradyne, Inc. *†	6,856	49

Texas Instruments, Inc.	52,753	1,023
Xilinx, Inc.	11,081	230
		8,188

Software – 3.8%

Adobe Systems, Inc. *	21,520	606

Autodesk, Inc. *	9,203	198

BMC Software, Inc. *	7,799	266

CA, Inc.	16,309	285

Citrix Systems, Inc. *†	7,669	241

Compuware Corp. *	10,012	76

Dun & Bradstreet Corp. †	2,300	188

Electronic Arts, Inc. *	13,028	300

Fidelity National Information Services, Inc. †	7,500	144

Fiserv, Inc. *	6,474	274

IMS Health, Inc.	7,597	92

Intuit, Inc. *	13,198	359

Microsoft Corp.	320,906	6,704

Novell, Inc. *	14,045	58

Oracle Corp.	159,463	3,124
Salesforce.com, Inc. *†	4,400	167
		13,082

Telecommunications – 6.3%

American Tower Corp., Class A *	17,214	549

AT&T, Inc.	244,539	6,062

CenturyTel, Inc. †	4,278	132

Ciena Corp. *†	4,115	45

Cisco Systems, Inc. *	242,146	4,480

Corning, Inc.	66,235	974

Embarq Corp.	5,875	247

Frontier Communications Corp.	13,334	97

Harris Corp. *	5,000	155

JDS Uniphase Corp. *	10,793	58

Juniper Networks, Inc. *	21,900	541

Motorola, Inc.	91,898	557

QUALCOMM, Inc.	69,787	3,042

Qwest Communications International, Inc. †	59,370	259

Sprint Nextel Corp. *†	115,790	596

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	79	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% – continued

Telecommunications – 6.3% – continued

Tellabs, Inc. *	16,181	$90

Verizon Communications, Inc.	119,675	3,502
Windstream Corp.	17,848	150
		21,536

Textiles – 0.0%
Cintas Corp.	5,363	125

Toys Games & Hobbies – 0.1%

Hasbro, Inc.	5,071	129
Mattel, Inc.	14,717	229
		358

Transportation – 1.9%

Burlington Northern Santa Fe Corp.	11,521	835

C.H. Robinson Worldwide, Inc.	6,852	348

CSX Corp.	16,003	508

Expeditors International of Washington, Inc.	8,800	289

FedEx Corp.	12,946	718

Norfolk Southern Corp.	14,995	558

Ryder System, Inc. †	2,278	64

Union Pacific Corp.	21,695	1,069
United Parcel Service, Inc., Class B	42,207	2,158
		6,547
Total Common Stocks
(Cost $454,348)		334,841

INVESTMENT COMPANIES – 6.6%
Northern Institutional Funds – Liquid Assets Portfolio (3)(4)	22,404,346	22,404
Total Investment Companies
(Cost $22,404)		22,404

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.9%

Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$5,414	$5,414

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.9% – continued

U.S. Treasury Bill, 0.27%, 11/19/09 (5)	$1,110	$1,109
Total Short-Term Investments
(Cost $6,523)		6,523

Total Investments – 106.3%
(Cost $483,275)		363,768
Liabilities less Other Assets – (6.3)%		(21,530)
NET ASSETS – 100.0%		$342,238

(1)	At November 30, 2008, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $528,000. There were no gross purchases or sales during the six months ended May 31, 2009.
(2)	Investment in affiliate.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini S&P 500	161	$7,391	Long	6/09	$1,324

At May 31, 2009, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.9%
Consumer Staples	12.0
Energy	13.0
Financials	13.5
Health Care	13.9
Industrials	10.1
Information Technology	17.8
Materials	3.4
Telecommunication Services	3.5
Utilities	3.9

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$357,245	$1,324

Level 2	6,523	–

Level 3	–	–

Total	$363,768	$1,324

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	81	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, and Equity Index Portfolios (collectively, the “Portfolios” or “Equity Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios. At May 31, 2009 the Large Cap Index Portfolio was not funded.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Portfolio. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Equity Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2009, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Mid Cap Growth, Focused Growth, and Equity Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher

EQUITY PORTFOLIOS	82	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts. Further information on how these positions impact the Financial Statements can be found in Note 10.

At May 31, 2009, the Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $140,000 and $1,109,000, respectively. The International Equity Index Portfolio had entered into exchange-traded long futures contracts at May 31, 2009. The aggregate value of foreign currencies to cover margin requirements for open positions was approximately $435,000.

C) OPTIONS CONTRACTS Each Portfolio may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with net realized and unrealized gains (losses) on investments. The gains or losses on written options contracts are included with net realized and unrealized gains (losses) on written options.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.

In purchasing an option, risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Further information on how these positions impact the Financial Statements can be found in Note 10.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in a Portfolio selling or buying a security or currency at a price different from the current market value.

Transactions in options written during the six months ended May 31, 2009, were written for the Small Company Growth Portfolio as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000s)
Options outstanding at November 30, 2008	—	$ —
Options written	4	—
Options expired and closed	(4)	—
Options exercised	—	—
Options outstanding at May 31, 2009	—	$ —

Transactions in options written during the six months ended May 31, 2009, were written for the Diversified Growth Portfolio as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000s)
Options outstanding at November 30, 2008	—	$ —
Options written	914	36
Options expired and closed	(800)	(31)
Options exercised	(73)	(3)
Options outstanding at May 31, 2009	41	$2

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	83	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts. Further information on how these positions impact the Financial Statements can be found in Note 10.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

H) REDEMPTION FEES The International Growth and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios’ prospectus.

Redemption fees for the six months ended May 31, 2009, were approximately $9,000 and $19,000 for the International Growth Portfolio and International Equity Index Portfolio, respectively. Redemption fees for the fiscal year ended November 30, 2008, were approximately $32,000 and $9,000 for the International Growth Portfolio and International Equity Index Portfolio, respectively. These amounts are included in “Proceeds from Shares Sold” in Note 9 – Capital Share Transactions. The impact from redemption fees paid to both Portfolios were less than $0.001 per share.

I) PORTFOLIO SECURITIES LOANED Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust). Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

EQUITY PORTFOLIOS	84	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2009, were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	FEES EARNED BY NORTHERN TRUST
International Growth	$17,245	$17,656	$51	$18
International Equity Index	9,564	9,831	67	13
Small Company Growth	705	708	—	1
Small Company Index	12,231	12,379	—	23
Mid Cap Growth	569	572	—	—
Focused Growth	3,723	3,795	—	4
Diversified Growth	947	977	—	3
Equity Index	22,196	22,404	—	44

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2009. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2009.

Portfolio	BROKER/DEALER	PERCENT OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Small Company Growth	Goldman, Sachs & Co.	10.8%
	Morgan Stanley Securities Services, Inc.	6.4%
Small Company Index	Goldman, Sachs & Co.	5.4%
	Morgan Stanley Securities Services, Inc.	6.2%
Mid Cap Growth	Goldman, Sachs & Co.	7.2%
	J.P. Morgan Clearing Corp.	5.2%

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
International Growth	Annually
International Equity Index	Annually
Small Company Growth	Annually
Small Company Index	Annually
Mid Cap Growth	Annually
Focused Growth	Annually
Diversified Growth	Annually
Equity Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the NAVs of the Portfolios.

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008 through the fiscal year end, the following Portfolios incurred net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
International Growth	$5,534
International Equity Index	1,013
Small Company Growth	80
Small Company Index	507
Mid Cap Growth	163
Focused Growth	3,838
Diversified Growth	318
Equity Index	1,481

At November 30, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	NOVEMBER 30, 2009	NOVEMBER 30, 2010	NOVEMBER 30, 2011	NOVEMBER 30, 2016
International Growth	$ —	$ —	$ —	$8,010
Small Company Growth	10,746	6,855	—	162
Small Company Index	—	—	8,455	—
Mid Cap Growth	—	2,514	—	381
Focused Growth	—	25,942	—	6,689
Diversified Growth	—	—	—	4,943

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	85	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2008, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$4,475	$ —
International Equity Index	2,426	3,819
Small Company Growth	1	—
Small Company Index	868	—
Focused Growth	316	—
Diversified Growth	655	—
Equity Index	384	27,177

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$13,260	$28,057
International Equity Index	4,299	21,207
Small Company Index	1,000	—
Focused Growth	549	—
Diversified Growth	1,618	2,806
Equity Index	13,078	69,663

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Growth	$2,084	$6,372
International Equity Index	4,747	11,173
Small Company Index	753	—
Mid Cap Growth	10	—
Focused Growth	500	—
Diversified Growth	491	2,788
Equity Index	13,503	36,107

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolios adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the net asset value, financial condition or results of operations of the Portfolios. As of November 30, 2008, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2009, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2009, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
International Growth	0.90%	0.10%	0.80%
International Equity Index	0.25%	—%	0.25%
Small Company Growth	0.95%	0.15%	0.80%
Small Company Index	0.20%	—%	0.20%
Mid Cap Growth	0.90%	0.10%	0.80%
Focused Growth	0.85%	0.10%	0.75%
Diversified Growth	0.75%	0.10%	0.65%
Equity Index	0.10%	—%	0.10%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and

EQUITY PORTFOLIOS	86	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
International Growth	$6	$ —	$ —
International Equity Index	3	—	1
Small Company Index	2	—	—
Focused Growth	2	—	—
Diversified Growth	2	—	—
Equity Index	18	2	1

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009 the Portfolios had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolios, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent (0.15 percent in the case of the International Growth and International Equity Index Portfolios) of each Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolios paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Funds. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolios by PNC Global Investment Servicing. The administration fee rate payable by the Portfolios is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent (0.15 percent in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. As of January 1, 2009, NTI does not pay a portion of the administration fees received to PNC Global Investment Servicing.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio’s average daily net assets (0.25 percent for the International Growth and International Equity Index Portfolios), NTI as administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement. In addition, NTI as administrator has voluntarily agreed to reimburse an additional 0.10 percent of the International Equity Index Portfolio’s Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2009, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel to the Trust and the Independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an

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EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS C	CLASS D
International Equity Index	$ —	$1
Equity Index	3	2

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
International Growth	$—	$52,576	$—	$49,233
International Equity Index	—	20,402	—	8,297
Small Company Growth	—	2,045	—	1,837
Small Company Index	—	3,668	—	7,718
Mid Cap Growth	—	2,970	—	2,662
Focused Growth	—	50,883	—	51,878
Diversified Growth	—	13,146	—	41,153
Equity Index	—	15,205	—	90,338

At May 31, 2009, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
International Growth	$11,791	$(28,435)	$(16,644)	$175,500
International Equity Index	1,135	(33,454)	(32,319)	135,314
Small Company Growth	258	(42)	216	2,248
Small Company Index	2,182	(21,123)	(18,941)	75,428
Mid Cap Growth	312	(20)	292	2,169
Focused Growth	5,653	(1,468)	4,185	50,223
Diversified Growth	1,752	(185)	1,567	11,018
Equity Index	10,080	(129,587)	(119,507)	483,275

7. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) rate and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expense. The agreement will expire on December 10, 2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolios did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Growth	$1,294	1.29%
International Equity Index	900	1.17%
Small Company Growth	100	1.06%
Small Company Index	100	1.15%
Mid Cap Growth	130	1.05%
Focused Growth	765	1.24%
Diversified Growth	200	1.18%
Equity Index	1,600	1.30%

8. IN-KIND REDEMPTIONS

Investors in the Equity Index Portfolio elected to receive securities rather than cash for their redemption proceeds in accordance with the Portfolio’s Prospectus and Statement of Additional Information. These investors received securities with a value equal to the value of the shares they owned at the redemption date. The value of the securities received and the shares redeemed was determined pursuant to the Portfolio’s procedures for calculating the Portfolio’s NAV per share.

Losses of approximately $23,076,000 on the securities distributed to shareholders are included in “Net realized gains (losses) on investments” on the Portfolio’s Statement of Operations and on the Portfolio’s Statement of Changes in Net Assets, and the redemption amount of approximately $68,345,000 is included in the “Net increase (decrease) in net assets resulting from capital share transactions” on the Portfolio’s Statement of Changes in Net Assets.

EQUITY PORTFOLIOS	88	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	1,546	$10,194	616	$4,145	(1,239)	$(7,800)	923	$6,539
International Equity Index	4,527	26,890	835	5,171	(2,182)	(12,966)	3,180	19,095
Small Company Growth	41	277	—	1	(19)	(127)	22	151
Small Company Index	630	6,406	74	772	(1,091)	(10,459)	(387)	(3,281)
Mid Cap Growth	88	785	—	—	(54)	(473)	34	312
Focused Growth	853	7,832	38	342	(1,242)	(11,021)	(351)	(2,847)
Diversified Growth	1,174	4,957	166	734	(8,014)	(33,512)	(6,674)	(27,821)
Equity Index	4,986	40,782	3,250	27,835	(14,173)	(113,163)	(5,937)	(44,546)

Transactions in Class A shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	2,401	$25,852	3,255	$38,998	(5,161)	$(53,076)	495	$11,774
International Equity Index	5,055	54,242	1,780	21,352	(5,242)	(57,830)	1,593	17,764
Small Company Growth	158	1,547	—	—	(125)	(1,337)	33	210
Small Company Index	1,608	24,262	40	679	(2,163)	(33,348)	(515)	(8,407)
Mid Cap Growth	24	234	—	—	(254)	(3,365)	(230)	(3,131)
Focused Growth	933	12,487	32	506	(1,624)	(22,386)	(659)	(9,393)
Diversified Growth	3,656	23,266	595	4,327	(2,682)	(17,647)	1,569	9,946
Equity Index	13,028	179,134	4,632	69,330	(18,551)	(254,895)	(891)	(6,431)

Transactions in Class C shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Focused Growth	—	$6	—	$ —	(2)	$(17)	(2)	$(11)
Equity Index	12	103	59	505	(833)	(6,813)	(762)	(6,205)

Transactions in Class C shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET DECREASE IN NET ASSETS
Mid Cap Growth	—	$ —	—	$ —	(3)	$(44)	(3)	$(44)
Focused Growth	4	52	—	—	(3)	(52)	1	—
Equity Index	247	3,237	155	2,345	(980)	(14,128)	(578)	(8,546)

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	89	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class D shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	4	$24	—	$ —	(9)	$(54)	(5)	$(30)
International Equity Index	28	159	10	58	(32)	(179)	6	38
Focused Growth	1	3	—	—	—	—	1	3
Diversified Growth	12	49	—	—	(56)	(248)	(44)	(199)
Equity Index	14	115	13	116	(25)	(196)	2	35

Transactions in Class D shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Growth	18	$206	2	$23	(14)	$(153)	6	$76
International Equity Index	83	845	9	98	(15)	(134)	77	809
Small Company Growth	—	—	—	—	(1)	(5)	(1)	(5)
Small Company Index	—	—	—	—	(4)	(63)	(4)	(63)
Mid Cap Growth	—	—	—	—	(1)	(19)	(1)	(19)
Focused Growth	—	6	—	—	(1)	(19)	(1)	(13)
Diversified Growth	13	80	1	10	(11)	(75)	3	15
Equity Index	7	101	24	359	(74)	(945)	(43)	(485)

10. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on each Portfolio’s financial position and results of operations.

None of the derivatives held in the Portfolios have been designated as hedging instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133 (Accounting for Derivative Instruments and Hedging Activities). The objectives and strategies of these derivatives and counterparty credit risk can be found in Note 2.

EQUITY PORTFOLIOS	90	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Below are the types of derivatives in the International Growth Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$—	Unrealized loss on forward foreign currency exchange contracts	$—

The following tables set forth by primary risk exposure the International Growth Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(39)
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$—

Below are the types of derivatives in the International Equity Index Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$35	Payable for variation margin on futures contracts	$24
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	419	Unrealized loss on forward foreign currency exchange contracts	262

The following tables set forth by primary risk exposure the International Equity Index Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$(43)
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(179)
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$302
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	302

Below are the types of derivatives in the Small Company Index Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$15	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the Small Company Index Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$(17)
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$102

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	91	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

Below are the types of derivatives in the Diversified Growth Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Option contracts	Investments, at value	$—	Options written	$3

The following tables set forth by primary risk exposure the Diversified Growth Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Purchased options	Net realized gains (losses) on investments	$—
Written options	Net realized gains (losses) on written options	18
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Purchased options	Net change in unrealized appreciation (depreciation) on investments	$—
Written options	Net change in unrealized appreciation (depreciation) on written options	(1)

Below are the types of derivatives in the Equity Index Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$105	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the Equity Index Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$(600)
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$1,131

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED MAY 31, 2009*

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		PURCHASED OPTIONS CONTRACTS		WRITTEN OPTIONS CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE COST/PROCEEDS**	NUMBER OF TRADES	AVERAGE COST/PROCEEDS**
International Growth Portfolio	56	$2,727	—	$—	—	$—	—	$—
International Equity Index Portfolio	164	319	202	209	—	—	—	—
Small Company Index Portfolio	—	—	89	107	—	—	—	—
Diversified Growth Portfolio	—	—	—	—	—	—	176	1
Equity Index Portfolio	—	—	194	630	—	—	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts and average cost of purchase/proceeds of sale for option contracts.

**	Amounts in thousands.

EQUITY PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

FUND EXPENSES	MAY 31, 2009 (UNAUDITED)

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 84), if any, in the International Growth and International Equity Index Portfolios. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INTERNATIONAL GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	1.06%	$1,000.00	$1,154.60	$5.69
Hypothetical	1.06%	$1,000.00	$1,019.65	$5.34	**
CLASS D
Actual	1.45%	$1,000.00	$1,152.30	$7.78
Hypothetical	1.45%	$1,000.00	$1,017.70	$7.29	**

INTERNATIONAL EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.41%	$1,000.00	$1,149.50	$2.20
Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07	**
CLASS D
Actual	0.80%	$1,000.00	$1,146.50	$4.28
Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03	**

SMALL COMPANY GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.91%	$1,000.00	$1,104.10	$4.77
Hypothetical	0.91%	$1,000.00	$1,020.39	$4.58	**
CLASS D
Actual	1.30%	$1,000.00	$1,102.40	$6.81
Hypothetical	1.30%	$1,000.00	$1,018.45	$6.54	**

SMALL COMPANY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.31%	$1,000.00	$1,072.10	$1.60
Hypothetical	0.31%	$1,000.00	$1,023.39	$1.56	**
CLASS D
Actual	0.70%	$1,000.00	$1,069.70	$3.61
Hypothetical	0.70%	$1,000.00	$1,021.44	$3.53	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	93	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2009 (UNAUDITED)

MID CAP GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.92%	$1,000.00	$1,108.00	$4.84
Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63	**
CLASS C
Actual	1.16%	$1,000.00	$1,105.50	$6.09
Hypothetical	1.16%	$1,000.00	$1,019.15	$5.84	**
CLASS D
Actual	1.31%	$1,000.00	$1,105.10	$6.88
Hypothetical	1.31%	$1,000.00	$1,018.40	$6.59	**

FOCUSED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.86%	$1,000.00	$1,054.80	$4.41
Hypothetical	0.86%	$1,000.00	$1,020.64	$4.33	**
CLASS C
Actual	1.10%	$1,000.00	$1,053.20	$5.63
Hypothetical	1.10%	$1,000.00	$1,019.45	$5.54	**
CLASS D
Actual	1.25%	$1,000.00	$1,052.80	$6.40
Hypothetical	1.25%	$1,000.00	$1,018.70	$6.29	**

DIVERSIFIED GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.76%	$1,000.00	$1,099.30	$3.98
Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83	**
CLASS D
Actual	1.15%	$1,000.00	$1,099.10	$6.02
Hypothetical	1.15%	$1,000.00	$1,019.20	$5.79	**

EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.21%	$1,000.00	$1,041.00	$1.07
Hypothetical	0.21%	$1,000.00	$1,023.88	$1.06	**
CLASS C
Actual	0.45%	$1,000.00	$1,040.80	$2.29
Hypothetical	0.45%	$1,000.00	$1,022.69	$2.27	**
CLASS D
Actual	0.60%	$1,000.00	$1,039.20	$3.05
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY PORTFOLIOS	94	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS	MAY 31, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, the “Investment Advisers”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Advisers’ oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers’ investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) expenses borne by the Portfolios; (v) the Investment Advisers’ profitability; (vi) the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and (vii) policies adopted by the Investment Advisers regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to the Investment Advisers’ other institutional accounts; (v) the Investment Advisers’ staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Advisers’ financial resources and their ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios, including reports on soft dollar usage and best execution. In addition, the Trustees considered the Investment Advisers’ willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees also considered the Investment Advisers’ record of communicating with and servicing shareholders. The Trustees also discussed the Investment Advisers’ continued commitments to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also considered the steps taken by the Investment Advisers to strengthen their pricing function in 2008. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	95	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

TRUSTEES AND OFFICERS continued

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and the investor base the Portfolios are intended to serve. The Trustees took into consideration the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, and the effects of these events on the Portfolios’ performance. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. In addition, the Trustees reviewed the consistency of the Investment Advisers’ investment approach for the Portfolios and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Advisers had assisted them in evaluating performance issues with respect to those Portfolios.

Based on the information received, the Trustees believed that the various Index Portfolios were tracking their respective benchmarks. With respect to the other Portfolios, the Board noted that the Focused Growth Portfolio lagged its benchmark for the one-, three- and five-year periods and was in the third and second peer quartiles of peers for the one- and three-year periods, respectively. The Small Company Growth Portfolio’s performance lagged that of its benchmark for the one-year period and was in the second and first quartiles of peers for the one- and three-year periods, respectively. The Mid Cap Growth Portfolio exceeded its benchmark for the one- and three-year periods and was in the top percentile of peers for the one- and three-year periods. The Diversified Growth Portfolio exceeded its benchmark in performance for the one-year period, and was in the second and third quartile of peers for the one- and three-year periods, respectively, representing improved performance from last year. The Trustees also noted that the International Growth Portfolio’s performance exceeded that of its benchmark for the one-, three- and ten-year period and was in the top quartile of peers for the one-, three- and ten-year period, also representing improved performance. Overall, the Trustees concluded that the Investment Advisers were devoting appropriate resources to improve the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Advisers’ voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Advisers to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers’ view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Advisers’ voluntary fee waivers and their affiliate’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

EQUITY PORTFOLIOS	96	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Advisers and their affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Portfolios’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Portfolios benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Advisers, their actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	97	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

EQUITY PORTFOLIOS	98	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	TRUSTEES AND OFFICERS

15	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Global Tactical Asset Allocation Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Global Tactical Asset Allocation Portfolio prospectus, which contains more complete information about Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2009 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
ASSETS:
Investments, at cost (1)	$20,050
Investments, at value (2)	$21,869
Interest income receivable	5
Dividend income receivable	68
Receivable for securities sold	78
Receivable from affiliated administrator	11
Prepaid and other assets	20
Total Assets	22,051
LIABILITIES:
Cash overdraft	67
Payable for securities purchased	53
Payable for fund shares redeemed	24
Payable to affiliates:
Investment advisory fees	3
Co-administration fees	2
Custody and accounting fees	3
Trustee fees	3
Accrued other liabilities	38
Total Liabilities	193
Net Assets	$21,858
ANALYSIS OF NET ASSETS:
Capital stock	$31,683
Undistributed net investment income	–
Accumulated undistributed net realized loss	(11,644)
Net unrealized appreciation	1,819
Net Assets	$21,858
Net Assets:
Class A	$18,582
Class C	3,230
Class D	46
Total Shares Outstanding (no par value), Unlimited Shares Authorized:
Class A	2,233
Class C	388
Class D	6
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$8.32
Class C	8.32
Class D	8.21

(1)	Amount includes cost of $18,648 in affiliated portfolios.
(2)	Amount includes value of $20,329 in affiliated portfolios.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME:
Dividend income (1)	$369
Interest income	3
Total Investment Income	372
EXPENSES:
Investment advisory fees	26
Co-administration fees	10
Custody and accounting fees	24
Transfer agent fees	2
Blue sky fees	13
SEC fees	1
Printing fees	5
Audit fees	3
Legal fees	4
Shareholder servicing fees	3
Trustee fees and expenses	4
Insurance fees	3
Other	3
Total Expenses:	101
Less voluntary waivers of investment advisory fees	(10)
Less expenses reimbursed by administrator	(57)
Less custodian credits	(6)
Net Expenses	28
Net Investment Income	344
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments (2)	(970)
Net change in unrealized appreciation on investments (3)	2,288
Net Gains on Investments	1,318
Net Increase in Net Assets Resulting from Operations	$1,662

(1)	Amount includes dividend income from affiliated portfolios of $362.
(2)	Amount includes net realized loss from affiliated portfolios of $(841).
(3)	Amount includes net change in unrealized appreciation from affiliated portfolios of $1,988.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2008

	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO(1)
Amounts in thousands	2009	2008
OPERATIONS:
Net investment income	$344	$1,177
Net realized losses	(970)	(9,497)
Net change in unrealized appreciation (depreciation)	2,288	(4,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,662	(12,818)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	40	(22,283)
Net increase (decrease) in net assets resulting from Class C share transactions	(247)	302
Net decrease in net assets resulting from Class D share transactions	(2)	(27)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(209)	(22,008)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(302)	(1,107)
From net realized gains	–	(9,491)
Total Distributions to Class A shareholders	(302)	(10,598)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(50)	(91)
From net realized gains	–	(808)
Total Distributions to Class C shareholders	(50)	(899)
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(1)	(1)
From net realized gains	–	(17)
Total Distributions to Class D shareholders	(1)	(18)
Total Increase (Decrease) in Net Assets	1,100	(46,341)
NET ASSETS:
Beginning of period	20,758	67,099
End of period	$21,858	$20,758
Accumulated Undistributed Net Investment Income	$–	$9

(1)	Formerly known as the Balanced Portfolio.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO(1)	CLASS A
Selected per share data	2009(4)		2008(4)		2007(4)	2006	2005	2004(4)
Net Asset Value, Beginning of Period	$7.81		$12.56		$12.61	$12.63	$12.11	$11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.22		0.30	0.28	0.23	0.19
Net realized and unrealized gains (losses)	0.51		(2.74)		0.42	0.52	0.62	0.41
Total from Investment Operations	0.65		(2.52)		0.72	0.80	0.85	0.60
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.22)		(0.34)	(0.27)	(0.23)	(0.19)
From net realized gains	–		(2.01)		(0.43)	(0.55)	(0.10)	–
Total Distributions Paid	(0.14)		(2.23)		(0.77)	(0.82)	(0.33)	(0.19)
Net Asset Value, End of Period	$8.32		$7.81		$12.56	$12.61	$12.63	$12.11
Total Return(2)	8.37%		(23.97)%		5.88%	6.74%	7.14%	5.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$18,582		$17,426		$61,967	$125,172	$130,166	$128,318
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.23	%(5)	0.37	%(5)(6)	0.61%	0.61%	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.93	%(5)	0.77	%(5)(6)	0.82%	0.79%	0.78%	0.78%
Net investment income, net of waivers, reimbursements and credits	3.35%		2.25%		2.38%	2.23%	1.90%	1.63%
Net investment income, before waivers, reimbursements and credits	2.65%		1.85%		2.17%	2.05%	1.73%	1.46%
Portfolio Turnover Rate	76.21%		398.83%		147.04%	200.30%	119.58%	133.25%

	CLASS C
Selected per share data	2009(4)		2008(4)		2007(4)	2006	2005	2004(4)
Net Asset Value, Beginning of Period	$7.81		$12.56		$12.61	$12.63	$12.11	$11.70
INCOME (LOSS ) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.19		0.27	0.25	0.21	0.17
Net realized and unrealized gains (losses)	0.50		(2.73)		0.42	0.52	0.61	0.40
Total from Investment Operations	0.63		(2.54)		0.69	0.77	0.82	0.57
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.20)		(0.31)	(0.24)	(0.20)	(0.16)
From net realized gains	–		(2.01)		(0.43)	(0.55)	(0.10)	–
Total Distributions Paid	(0.12)		(2.21)		(0.74)	(0.79)	(0.30)	(0.16)
Net Asset Value, End of Period	$8.32		$7.81		$12.56	$12.61	$12.63	$12.11
Total Return(2)	8.22%		(24.14)%		5.63%	6.57%	6.80%	4.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,230		$3,287		$5,023	$4,306	$4,518	$4,987
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.47	%(5)	0.61	%(5)(6)	0.85%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	1.17	%(5)	1.01	%(5)(6)	1.06%	1.03%	1.02%	1.02%
Net investment income, net of waivers, reimbursements and credits	3.11%		2.01%		2.14%	1.99%	1.66%	1.39%
Net investment income, before waivers, reimbursements and credits	2.41%		1.61%		1.93%	1.81%	1.49%	1.22%
Portfolio Turnover Rate	76.21%		398.83%		147.04%	200.30%	119.58%	133.25%

(1)	Formerly known as the Balanced Portfolio.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(5)	Expense ratios reflect only the direct expenses of the portfolio and not any expenses associated with the underlying funds.
(6)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)
OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO(1)	CLASS D
Selected per share data	2009(4)		2008(4)		2007(4)	2006	2005	2004(4)
Net Asset Value, Beginning of Period	$7.71		$12.47		$12.52	$12.54	$12.03	$11.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.18		0.25	0.23	0.20	0.15
Net realized and unrealized gains (losses)	0.50		(2.75)		0.41	0.53	0.59	0.40
Total from Investment Operations	0.62		(2.57)		0.66	0.76	0.79	0.55
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.18)		(0.28)	(0.23)	(0.18)	(0.14)
From net realized gains	–		(2.01)		(0.43)	(0.55)	(0.10)	–
Total Distributions Paid	(0.12)		(2.19)		(0.71)	(0.78)	(0.28)	(0.14)
Net Asset Value, End of Period	$8.21		$7.71		$12.47	$12.52	$12.54	$12.03
Total Return(2)	8.14%		(24.58)%		5.47%	6.38%	6.65%	4.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$46		$45		$109	$254	$254	$486
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.62	%(5)	0.76	%(5)(6)	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.32	%(5)	1.16	%(5)(6)	1.21%	1.18%	1.17%	1.17%
Net investment income, net of waivers, reimbursements and credits	2.96%		1.86%		1.99%	1.84%	1.51%	1.24%
Net investment income, before waivers, reimbursements and credits	2.26%		1.46%		1.78%	1.66%	1.34%	1.07%
Portfolio Turnover Rate	76.21%		398.83%		147.04%	200.30%	119.58%	133.25%

(1)	Formerly known as the Balanced Portfolio.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.
(5)	Expense ratios reflect only the direct expenses of the portfolio and not any expenses associated with the underlying funds.
(6)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION – INVESTMENT COMPANIES – 100.1%

iPath Dow Jones-AIG Commodity Index Total Return ETN	17,418	$661

iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	6,469	659

SPDR Gold Trust ETF	2,290	220

Northern Funds – Bond Index Fund (1)(2)	366,313	3,718

Northern Funds – Emerging Markets Equity Fund (1)(2)	106,110	930

Northern Funds – Global Real Estate Index Fund (1)(2)	115,925	656

Northern Funds – High Yield Fixed Income Fund (1)(2)	347,161	2,187

Northern Funds – Mid Cap Index Fund (1)(2)	86,333	656

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	1,957,984	1,958

Northern Institutional Funds – Equity Index Portfolio (1)(2)	594,193	5,413

Northern Institutional Funds – International Equity Index Portfolio (1)(2)	245,298	1,695

Northern Institutional Funds – Short Bond Portfolio (1)(2)	153,027	2,843

Northern Institutional Funds – Small Company Index Portfolio (1)(2)	24,475	273
Total Investment Companies
(Cost $20,050)		21,869

Total Investments – 100.1%
(Cost $20,050)		21,869
Liabilities less Other Assets – (0.1)%		(11)
NET ASSETS – 100.0%		$21,858

(1)	Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated portfolio.

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

NF – Northern Funds

NIF – Northern Institutional Funds

Percentages shown are based on Net Assets.

At May 31, 2009, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity – Large	24.6%	NIF Equity Index
U.S. Equity – Mid	3.0	NF Mid Cap Index
U.S. Equity – Small	1.3	NIF Small Company Index
Non U.S. Equity – Developed	7.8	NIF International Equity Index
Non U.S. Equity – Emerging Markets	4.3	NF Emerging Markets Equity
Global Real Estate	3.0	NF Global REIT Index
U.S. Bonds – High Yield	10.0	NF High Yield Fixed Income
U.S. Bonds – Inflation Protected	3.0	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF
U.S. Bonds – Intermediate	17.0	NF Bond Index
U.S. Bonds – Short	13.0	NIF Short Bond
Commodities	3.0	iPath Dow Jones-AIG Commodity Index Total Return ETN
	1.0	SPDR Gold Trust ETF
Cash	9.0	NIF Diversified Assets

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$21,869	$–

Level 2	–	–

Level 3	–	–

Total	$21,869	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Portfolio (the “Portfolio”) is a separate, diversified investment portfolio of the Trust. The Portfolio seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, N.A. (“NTI”), the Portfolio’s investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and exchange-traded funds (“ETFs”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Portfolio. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”), served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2009, Class A, Class C and Class D shares were outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Portfolio if an event occurs after the publication of market values normally used by the Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolio to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2009 (UNAUDITED)

by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the underlying funds.

D) PORTFOLIO SECURITIES LOANED While the Portfolio does not currently participate in Northern Trust’s securities lending program and does not loan a portion of its investment portfolio to securities lending borrowers (e.g., brokers approved by Northern Trust), it may participate in the program in the future. If it does, Northern Trust would receive collateral for the Portfolio, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the Portfolio in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Portfolio may invest cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral may be held in custody for the Portfolio. The Portfolio may not exercise effective control over the non-cash collateral received and therefore it would not be recognized on the Portfolio’s Statement of Assets and Liabilities. The value of the collateral would be monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

If the Portfolio participates in the program, it will earn income on portfolio securities loaned, and receive compensation for lending its securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolio from securities lending will be based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolio would pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees), if any, is disclosed as investment income in the Portfolio’s Statement of Operations.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

The Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the NAV of the Portfolio.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008 through the fiscal year end, the Portfolio incurred net capital losses, and/or Section 988 currency losses for which the Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
Global Tactical Asset Allocation	$3,583

At November 30, 2008, the capital loss carryforward for U.S. federal income tax purposes and its respective year of expiration is as follows:

Amounts in thousands	NOVEMBER 30, 2016
Global Tactical Asset Allocation	$2,189

The Portfolio in the above table may offset future capital gains with this capital loss carryforward.

At November 30, 2008, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$11	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$4,194	$7,321

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Balanced(1)	$2,162	$4,397

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

(1)	Currently known as Global Tactical Asset Allocation Portfolio.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolio adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the net asset value, financial condition or results of operations of the Portfolio. As of November 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of the Portfolio’s respective average daily net assets). The investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2009, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Global Tactical Asset Allocation	$1	$1	$—

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009, the Portfolio had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolio, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolio paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Funds. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolio by PNC Global Investment Servicing. The administration fee rate payable by the Portfolio is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent of the average daily net assets of the Portfolio. As of January 1, 2009, NTI does not pay a portion of the administration fees received to PNC Global Investment Servicing.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2009 (UNAUDITED)

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI's administration fees.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the administration agreement. In addition, NTI as administrator has voluntarily agreed to reimburse an additional 0.01 percent of the Portfolio’s Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2009, under such arrangements, are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the Independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS C	CLASS D
Global Tactical Asset Allocation	$3	$ —

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolio were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$15,031	$ —	$13,575

At May 31, 2009, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$1,819	$ —	$1,819	$20,050

7. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) rate and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expense. The agreement will expire on December 10, 2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolio did not have any outstanding loans.

The Portfolio did not incur any interest expense during the six months ended May 31, 2009.

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Class A	137	$1,064	38	$301	(172)	$(1,325)	3	$40
Class C	20	154	6	50	(59)	(451)	(33)	(247)
Class D	—	—	—	—	—	(2)	—	(2)

Transactions in capital shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Class A	400	$3,906	1,034	$10,595	(4,136)	$(36,784)	(2,702)	$(22,283)
Class C	60	573	87	898	(126)	(1,169)	21	302
Class D	—	1	2	17	(5)	(45)	(3)	(27)

9. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended May 31, 2009, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Northern Funds — Bond Index Fund	$3,509	$2,007	$1,876	$8	$69	$3,718
Northern Funds — Emerging Markets Equity Fund	310	867	581	33	9	930
Northern Funds — Global Real Estate Index Fund	619	946	935	(102)	15	656
Northern Funds — High Yield Fixed Income Fund	723	1,976	722	(68)	63	2,187
Northern Funds — Mid Cap Index Fund	619	605	621	(25)	12	656
Northern Institutional Funds — Diversified Assets Portfolio	6,553	3,749	8,344	—	6	1,958
Northern Institutional Funds — Equity Index Portfolio	4,954	3,904	3,351	(410)	70	5,413
Northern Institutional Funds — International Equity Index Portfolio	2,116	1,498	1,879	(260)	78	1,695
Northern Institutional Funds — Short Bond Portfolio	3,097	1,603	1,931	5	35	2,843
Northern Institutional Funds — Small Company Index Portfolio	258	293	302	(22)	5	273
	$22,758	$17,448	$20,542	$(841)	$362	$20,329

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2009 (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FUND EXPENSES	MAY 31, 2009 (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008, through May 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.23%	$1,000.00	$1,083.70	$1.19
Hypothetical	0.23%	$1,000.00	$1,023.78	$1.16	**
CLASS C
Actual	0.47%	$1,000.00	$1,082.20	$2.44
Hypothetical	0.47%	$1,000.00	$1,022.59	$2.37	**
CLASS D
Actual	0.62%	$1,000.00	$1,081.40	$3.22
Hypothetical	0.62%	$1,000.00	$1,021.84	$3.13	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Global Tactical Asset Allocation Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) expenses borne by the Portfolio; (v) the Investment Adviser’s profitability; (vi) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (vii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio, including reports on soft dollar usage and best execution. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator and securities lending agent. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also considered the steps taken by the Investment Adviser in 2008 to strengthen its fixed income research and pricing functions. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2009 (UNAUDITED)

Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees also considered the Portfolio’s unique structure as a “fund of funds.” They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolio’s investment performance relative to its performance benchmark. Information on the Portfolio’s investment performance was provided for one, two, three, four, five and ten years, although the Trustees focused primarily on performance since April 2008, which is when the Portfolio changed its investment objective and strategies to become a “fund of funds.” The Trustees also reviewed the Portfolio’s excess returns versus targeted returns. The Trustees also considered the Portfolio’s investment performance in light of the investment benchmark and objective and the investor base the Portfolio is intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information received, the Trustees considered that the Portfolio exceeded its benchmark for the one-year period and was in the top quartile for the same period. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolio from prior periods.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be very meaningful due the small number of firms in the survey and the numerous factors that can affect adviser profitability, including, for example, business lines, structure and cost allocation methodology.

Economies of Scale

The Trustees reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Portfolio’s brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Portfolio benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	BOND PORTFOLIO

23	CORE BOND PORTFOLIO

29	U.S. TREASURY INDEX PORTFOLIO

31	INTERMEDIATE BOND PORTFOLIO

36	SHORT BOND PORTFOLIO

40	U.S. GOVERNMENT SECURITIES PORTFOLIO

42	NOTES TO THE FINANCIAL STATEMENTS

52	FUND EXPENSES

54	TRUSTEES AND OFFICERS

54	APPROVAL OF ADVISORY AGREEMENT

60	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND PORTFOLIO	CORE BOND PORTFOLIO
ASSETS:
Investments, at cost	$300,158	$134,631
Investments, at value (1)	$303,494	$135,803
Cash	7,475	868
Interest income receivable	1,559	822
Receivable for securities sold	51,859	7,628
Receivable for variation margin on futures contracts	50	29
Receivable for fund shares sold	315	151
Receivable from affiliated administrator	–	11
Prepaid and other assets	16	21
Total Assets	364,768	145,333
LIABILITIES:
Payable upon return of securities loaned	22,512	7,492
Payable for securities purchased	70,128	12,558
Payable for when–issued securities	20,584	5,202
Payable for fund shares redeemed	2,922	–
Payable to affiliates:
Investment advisory fees	54	25
Co-administration fees	22	10
Custody and accounting fees	2	6
Transfer agent fees	2	1
Trustee fees	5	3
Accrued other liabilities	11	5
Total Liabilities	116,242	25,302
Net Assets	$248,526	$120,031
ANALYSIS OF NET ASSETS:
Capital stock	$268,454	$124,323
Undistributed net investment income	257	163
Accumulated undistributed net realized gains (losses)	(23,425)	(5,572)
Net unrealized appreciation	3,240	1,117
Net Assets	$248,526	$120,031
Net Assets:
Class A	$248,265	$120,029
Class C	171	1
Class D	90	1
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	12,526	12,147
Class C	9	–
Class D	5	–
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$19.82	$9.88
Class C	19.82	9.89
Class D	19.82	9.94

(1)	Amounts include value of securities loaned of $22,408, $7,465, $56,961, $3,133, $13,985 and $14,264, respectively.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$187,351	$37,188	$171,393	$87,501
$192,301	$37,190	$172,626	$87,686
–	1	–	1,340
1,131	189	659	134
2,171	1,154	5,977	6,476
–	–	4	–
376	–	1,599	–
9	–	8	–
6	25	8	15
195,994	38,559	180,881	95,651

57,596	3,184	14,223	14,486
2,529	3,736	20,746	16,204
–	2,197	13,537	5,899
90	26	8	3

18	6	28	13
12	3	11	5
4	–	–	–
1	1	1	1
3	5	6	3
6	3	4	6
60,259	9,161	48,564	36,620
$135,735	$29,398	$132,317	$59,031

$124,685	$30,075	$136,574	$57,850
123	23	59	17
5,977	(702)	(5,547)	979
4,950	2	1,231	185
$135,735	$29,398	$132,317	$59,031

$135,686	$29,394	$132,267	$58,918
1	–	–	–
48	4	50	113

6,017	1,449	7,115	2,869
–	–	–	–
2	–	3	5

$22.55	$20.28	$18.59	$20.54
22.58	–	–	–
22.47	19.83	18.54	20.48

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND PORTFOLIO	CORE BOND PORTFOLIO
INVESTMENT INCOME:
Interest income	$5,591	$3,273
Net income from securities loaned	156	83
Total Investment Income	5,747	3,356
EXPENSES:
Investment advisory fees	508	281
Co-administration fees	127	70
Custody and accounting fees	24	24
Transfer agent fees	13	7
Blue sky fees	14	16
SEC fees	1	1
Printing fees	4	4
Professional fees	7	7
Trustee fees and expenses	4	4
Shareholder servicing fees	–	–
Other	5	5
Total Expenses	707	419
Less voluntary waivers of investment advisory fees	(191)	(105)
Less expenses reimbursed by administrator	(59)	(61)
Less custodian credits	(1)	–
Net Expenses	456	253
Net Investment Income	5,291	3,103
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	4,259	3,563
Futures	169	91
Net change in unrealized appreciation (depreciation) on:
Investments	5,058	2,853
Futures	(96)	(55)
Net Gains (Losses) on Investments	9,390	6,452
Net Increase in Net Assets Resulting from Operations	$14,681	$9,555

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$3,014	$492	$1,585	$616
261	29	117	76
3,275	521	1,702	692

282	57	247	126
94	14	62	32
18	12	12	12
10	1	6	3
13	12	13	13
1	1	1	1
4	4	4	3
7	7	7	7
4	4	4	4
1	–	–	–
5	5	5	5
439	117	361	206
(141)	(21)	(93)	(47)
(51)	(45)	(46)	(45)
–	–	–	–
247	51	222	114
3,028	470	1,480	578

6,115	463	2,198	1,334
–	13	16	(20)

(9,052)	547	971	(522)
–	–	(2)	–
(2,937)	1,023	3,183	792
$91	$1,493	$4,663	$1,370

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND PORTFOLIO		CORE BOND PORTFOLIO
Amounts in thousands	2009	2008	2009	2008
OPERATIONS:
Net investment income	$5,291	$11,757	$3,103	$8,679
Net realized gains (losses)	4,428	(4,550)	3,654	(3,787)
Net change in unrealized appreciation (depreciation)	4,962	(3,055)	2,798	(2,917)
Net Increase in Net Assets Resulting from Operations	14,681	4,152	9,555	1,975
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(29,701)	(3,694)	(60,925)	(26,342)
Net increase (decrease) in net assets resulting from Class C share transactions	(44)	(120)	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	1	(17)	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(29,744)	(3,831)	(60,925)	(26,342)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(5,702)	(11,880)	(3,157)	(8,669)
From net realized gains	–	–	–	–
Total Distributions to Class A Shareholders	(5,702)	(11,880)	(3,157)	(8,669)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(3)	(13)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class C Shareholders	(3)	(13)	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(2)	(4)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class D Shareholders	(2)	(4)	–	–
Total Increase (Decrease) in Net Assets	(20,770)	(11,576)	(54,527)	(33,036)
NET ASSETS:
Beginning of period	269,296	280,872	174,558	207,594
End of period	$248,526	$269,296	$120,031	$174,558
Accumulated Undistributed Net Investment Income	$257	$673	$163	$217

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2008

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S. GOVERNMENT SECURITIES PORTFOLIO
2009	2008	2009	2008	2009	2008	2009	2008

$3,028	$6,284	$470	$1,188	$1,480	$4,065	$578	$2,001
6,115	868	476	15	2,214	(1,255)	1,314	2,521
(9,052)	10,750	547	(572)	969	(396)	(522)	183
91	17,902	1,493	631	4,663	2,414	1,370	4,705

(77,390)	75,222	2,576	(5,746)	13,237	(12,925)	(13,936)	2,241
(3,297)	1,482	–	–	–	–	–	–
(8)	(1,172)	–	(43)	4	(283)	1	(37)
(80,695)	75,532	2,576	(5,789)	13,241	(13,208)	(13,935)	2,204

(3,088)	(6,076)	(476)	(1,186)	(1,505)	(4,087)	(606)	(2,022)
(128)	–	–	–	–	–	–	–
(3,216)	(6,076)	(476)	(1,186)	(1,505)	(4,087)	(606)	(2,022)

(21)	(81)	–	–	–	–	–	–
(2)	–	–	–	–	–	–	–
(23)	(81)	–	–	–	–	–	–

(1)	(11)	–	(1)	–	(5)	(1)	(3)
–	–	–	–	–	–	–	–
(1)	(11)	–	(1)	–	(5)	(1)	(3)
(83,844)	87,266	3,593	(6,345)	16,399	(14,886)	(13,172)	4,884

219,579	132,313	25,805	32,150	115,918	130,804	72,203	67,319
$135,735	$219,579	$29,398	$25,805	$132,317	$115,918	$59,031	$72,203
$123	$205	$23	$29	$59	$84	$17	$46

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO	CLASS A

Selected per share data	2009(4)	2008(4)	2007(4)	2006(4)		2005(4)	2004(4)
Net Asset Value, Beginning of Period	$19.14	$19.66	$19.82	$19.57		$20.14	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	0.81	1.02	0.97		0.97	0.92
Net realized and unrealized gains (losses)	0.71	(0.51)	(0.15)	0.28		(0.52)	0.07
Total from Investment Operations	1.12	0.30	0.87	1.25		0.45	0.99
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.44)	(0.82)	(1.03)	(1.00)		(1.02)	(0.99)
Total Distributions Paid	(0.44)	(0.82)	(1.03)	(1.00)		(1.02)	(0.99)
Net Asset Value, End of Period	$19.82	$19.14	$19.66	$19.82		$19.57	$20.14
Total Return(2)	5.84%	1.77%	4.47%	6.61%		2.24%	5.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$248,265	$269,001	$280,428	$255,271		$303,091	$369,729
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36	%(5)	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.56%	0.55%	0.55%	0.55%		0.55%	0.55%
Net investment income, net of waivers, reimbursements and credits	4.16%	4.15%	5.22%	4.99%		4.84%	4.55%
Net investment income, before waivers, reimbursements and credits	3.96%	3.96%	5.03%	4.80%		4.65%	4.36%
Portfolio Turnover Rate	307.85%	570.64%	604.49%	680.00%		328.83%	163.71%

	CLASS C

Selected per share data	2009(4)	2008(4)	2007(4)	2006(4)		2005(4)	2004(4)
Net Asset Value, Beginning of Period	$19.13	$19.65	$19.81	$19.56		$20.14	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	0.77	0.98	0.91		0.93	0.84
Net realized and unrealized gains (losses)	0.73	(0.52)	(0.17)	0.30		(0.56)	0.10
Total from Investment Operations	1.11	0.25	0.81	1.21		0.37	0.94
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.42)	(0.77)	(0.97)	(0.96)		(0.95)	(0.94)
Total Distributions Paid	(0.42)	(0.77)	(0.97)	(0.96)		(0.95)	(0.94)
Net Asset Value, End of Period	$19.82	$19.13	$19.65	$19.81		$19.56	$20.14
Total Return(2)	5.61%	1.58%	4.22%	6.37%		1.85%	4.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$171	$208	$338	$201		$106	$3,772
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%		0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.80%	0.79%	0.79%	0.79%		0.79%	0.79%
Net investment income, net of waivers, reimbursements and credits	3.92%	3.91%	4.98%	4.75%		4.60%	4.31%
Net investment income, before waivers, reimbursements and credits	3.72%	3.72%	4.79%	4.56%		4.41%	4.12%
Portfolio Turnover Rate	307.85%	570.64%	604.49%	680.00%		328.83%	163.71%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

BOND PORTFOLIO	CLASS D

Selected per share data	2009(4)	2008(4)	2007(4)	2006(4)	2005(4)	2004(4)
Net Asset Value, Beginning of Period	$19.14	$19.64	$19.79	$19.53	$20.10	$20.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.73	0.95	0.90	0.89	0.81
Net realized and unrealized gains (losses)	0.71	(0.49)	(0.17)	0.28	(0.52)	0.10
Total from Investment Operations	1.08	0.24	0.78	1.18	0.37	0.91
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.40)	(0.74)	(0.93)	(0.92)	(0.94)	(0.91)
Total Distributions Paid	(0.40)	(0.74)	(0.93)	(0.92)	(0.94)	(0.91)
Net Asset Value, End of Period	$19.82	$19.14	$19.64	$19.79	$19.53	$20.10
Total Return(2)	5.59%	1.48%	4.07%	6.24%	1.84%	4.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90	$87	$106	$136	$258	$365
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.95%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income, net of waivers, reimbursements and credits	3.77%	3.76%	4.83%	4.60%	4.45%	4.16%
Net investment income, before waivers, reimbursements and credits	3.57%	3.57%	4.64%	4.41%	4.26%	3.97%
Portfolio Turnover Rate	307.85%	570.64%	604.49%	680.00%	328.83%	163.71%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

CORE BOND PORTFOLIO	CLASS A

Selected per share data	2009	2008	2007	2006	2005(4)	2004(4)
Net Asset Value, Beginning of Period	$9.48	$9.79	$9.93	$9.83	$10.05	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.41	0.49	0.47	0.41	0.40
Net realized and unrealized gains (losses)	0.40	(0.31)	(0.13)	0.10	(0.20)	0.02
Total from Investment Operations	0.62	0.10	0.36	0.57	0.21	0.42
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.41)	(0.50)	(0.47)	(0.42)	(0.41)
From net realized gains	–	–	–	–	(0.01)	–
Total Distributions Paid	(0.22)	(0.41)	(0.50)	(0.47)	(0.43)	(0.41)
Net Asset Value, End of Period	$9.88	$9.48	$9.79	$9.93	$9.83	$10.05
Total Return(1)	6.61%	1.02%	3.76%	6.02%	2.15%	4.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$120,029	$174,556	$207,592	$196,669	$156,072	$123,408
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%(3)	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.60%	0.57%	0.57%	0.57%	0.58%	0.59%
Net investment income, net of waivers, reimbursements and credits	4.42%	4.19%	5.07%	4.81%	4.14%	3.93%
Net investment income, before waivers, reimbursements and credits	4.18%	3.98%	4.86%	4.60%	3.92%	3.70%
Portfolio Turnover Rate	285.70%	681.34%	716.62%	817.80%	339.65%	150.99%

	CLASS C

Selected per share data	2009	2008	2007	2006	2005(4)	2004(4)
Net Asset Value, Beginning of Period	$9.48	$9.76	$9.87	$9.78	$10.01	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.39	0.47	0.45	0.40	0.38
Net realized and unrealized gains (losses)	0.40	(0.30)	(0.14)	0.09	(0.21)	–
Total from Investment Operations	0.61	0.09	0.33	0.54	0.19	0.38
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.37)	(0.44)	(0.45)	(0.41)	(0.40)
From net realized gains	–	–	–	–	(0.01)	–
Total Distributions Paid	(0.20)	(0.37)	(0.44)	(0.45)	(0.42)	(0.40)
Net Asset Value, End of Period	$9.89	$9.48	$9.76	$9.87	$9.78	$10.01
Total Return(1)	6.49%	0.90%	3.48%	5.75%	1.88%	3.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$1	$1	$1	$1	$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%(3)	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.84%	0.81%	0.81%	0.81%	0.82%	0.83%
Net investment income, net of waivers, reimbursements and credits	4.18%	3.95%	4.83%	4.57%	3.90%	3.69%
Net investment income, before waivers, reimbursements and credits	3.94%	3.74%	4.62%	4.36%	3.68%	3.46%
Portfolio Turnover Rate	285.70%	681.34%	716.62%	817.80%	339.65%	150.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Net investment income for the year ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

CORE BOND PORTFOLIO	CLASS D

Selected per share data	2009	2008	2007	2006	2005(4)	2004(4)
Net Asset Value, Beginning of Period	$9.54	$9.84	$9.95	$9.85	$10.06	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.36	0.45	0.45	0.40	0.38
Net realized and unrealized gains (losses)	0.39	(0.30)	(0.13)	0.09	(0.21)	–
Total from Investment Operations	0.59	0.06	0.32	0.54	0.19	0.38
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.36)	(0.43)	(0.44)	(0.39)	(0.38)
From net realized gains	–	–	–	–	(0.01)	–
Total Distributions Paid	(0.19)	(0.36)	(0.43)	(0.44)	(0.40)	(0.38)
Net Asset Value, End of Period	$9.94	$9.54	$9.84	$9.95	$9.85	$10.06
Total Return(1)	6.39%	0.57%	3.35%	5.70%	1.93%	3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$1	$1	$1	$1	$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%(3)	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.99%	0.96%	0.96%	0.96%	0.97%	0.98%
Net investment income, net of waivers, reimbursements and credits	4.03%	3.80%	4.68%	4.42%	3.75%	3.54%
Net investment income, before waivers, reimbursements and credits	3.79%	3.59%	4.47%	4.21%	3.53%	3.31%
Portfolio Turnover Rate	285.70%	681.34%	716.62%	817.80%	339.65%	150.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average nets assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Net investment income for the year ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX PORTFOLIO	CLASS A

Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005	2004
Net Asset Value, Beginning of Period	$23.15	$21.79	$21.07	$20.99	$21.27	$21.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.79	0.88	0.89	0.80	0.76
Net realized and unrealized gains (losses)	(0.54)	1.35	0.72	0.08	(0.25)	(0.07)
Total from Investment Operations	(0.17)	2.14	1.60	0.97	0.55	0.69
LESS DISTRIBUTIONS PAID:
From net investment income	(0.42)	(0.78)	(0.88)	(0.89)	(0.80)	(0.76)
From net realized gains	(0.01)	–	–	–	(0.03)	(0.27)
Total Distributions Paid	(0.43)	(0.78)	(0.88)	(0.89)	(0.83)	(1.03)
Net Asset Value, End of Period	$22.55	$23.15	$21.79	$21.07	$20.99	$21.27
Total Return(1)	(0.81)%	10.10%	7.83%	4.78%	2.60%	3.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$135,686	$216,204	$129,448	$47,481	$49,372	$41,638
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.46%	0.47%	0.55%	0.57%	0.57%	0.56%
Net investment income, net of waivers, reimbursements and credits	3.22%	3.57%	4.37%	4.27%	3.81%	3.47%
Net investment income, before waivers, reimbursements and credits	3.02%	3.36%	4.08%	3.96%	3.50%	3.17%
Portfolio Turnover Rate	21.46%	33.07%	36.29%	39.97%	61.26%	45.64%

	CLASS C

Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005	2004
Net Asset Value, Beginning of Period	$23.17	$21.80	$21.07	$20.98	$21.26	$21.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34	0.74	0.87	0.84	0.75	0.69
Net realized and unrealized gains (losses)	(0.53)	1.36	0.68	0.09	(0.25)	(0.06)
Total from Investment Operations	(0.19)	2.10	1.55	0.93	0.50	0.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.39)	(0.73)	(0.82)	(0.84)	(0.75)	(0.70)
From net realized gains	(0.01)	–	–	–	(0.03)	(0.27)
Total Distributions Paid	(0.40)	(0.73)	(0.82)	(0.84)	(0.78)	(0.97)
Net Asset Value, End of Period	$22.58	$23.17	$21.80	$21.07	$20.98	$21.26
Total Return(1)	(0.91)%	9.85%	7.61%	4.58%	2.35%	2.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1	$3,318	$1,679	$1,191	$1,458	$1,450
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before waivers, reimbursements and credits	0.70%	0.71%	0.79%	0.81%	0.81%	0.80%
Net investment income, net of waivers, reimbursements and credits	2.98%	3.33%	4.13%	4.03%	3.57%	3.23%
Net investment income, before waivers, reimbursements and credits	2.78%	3.12%	3.84%	3.72%	3.26%	2.93%
Portfolio Turnover Rate	21.46%	33.07%	36.29%	39.97%	61.26%	45.64%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX PORTFOLIO	CLASS D

Selected per share data	2009(3)	2008(3)	2007	2006(3)	2005	2004
Net Asset Value, Beginning of Period	$23.07	$21.72	$20.99	$20.96	$21.24	$21.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.77	0.81	0.80	0.72	0.65
Net realized and unrealized gains (losses)	(0.54)	1.27	0.70	0.04	(0.25)	(0.06)
Total from Investment Operations	(0.21)	2.04	1.51	0.84	0.47	0.59
LESS DISTRIBUTIONS PAID:
From net investment income	(0.38)	(0.69)	(0.78)	(0.81)	(0.72)	(0.67)
From net realized gains	(0.01)	–	–	–	(0.03)	(0.27)
Total Distributions Paid	(0.39)	(0.69)	(0.78)	(0.81)	(0.75)	(0.94)
Net Asset Value, End of Period	$22.47	$23.07	$21.72	$20.99	$20.96	$21.24
Total Return(1)	(1.01)%	9.62%	7.45%	4.12%	2.20%	2.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$48	$57	$1,186	$910	$2,087	$2,837
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, before waivers, reimbursements and credits	0.85%	0.86%	0.94%	0.96%	0.96%	0.95%
Net investment income, net of waivers, reimbursements and credits	2.83%	3.18%	3.98%	3.88%	3.42%	3.08%
Net investment income, before waivers, reimbursements and credits	2.63%	2.97%	3.69%	3.57%	3.11%	2.78%
Portfolio Turnover Rate	21.46%	33.07%	36.29%	39.97%	61.26%	45.64%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE BOND PORTFOLIO	CLASS A

Selected per share data	2009	2008(3)	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.55	$19.89	$20.07	$20.03	$20.48	$20.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.74	1.01	0.97	0.79	0.73
Net realized and unrealized gains (losses)	0.74	(0.34)	(0.17)	0.04	(0.45)	(0.05)
Total from Investment Operations	1.07	0.40	0.84	1.01	0.34	0.68
LESS DISTRIBUTIONS PAID:
From net investment income	(0.34)	(0.74)	(1.02)	(0.97)	(0.79)	(0.73)
Total Distributions Paid	(0.34)	(0.74)	(1.02)	(0.97)	(0.79)	(0.73)
Net Asset Value, End of Period	$20.28	$19.55	$19.89	$20.07	$20.03	$20.48
Total Return(1)	5.38%	2.17%	4.30%	5.19%	1.66%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$29,394	$25,801	$32,103	$31,123	$36,798	$33,215
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.82%	0.81%	0.78%	0.77%	0.72%	0.70%
Net investment income, net of waivers, reimbursements and credits	3.32%	3.77%	5.12%	4.85%	3.91%	3.48%
Net investment income, before waivers, reimbursements and credits	2.86%	3.32%	4.70%	4.44%	3.55%	3.14%
Portfolio Turnover Rate	366.28%	558.33%	371.48%	392.92%	297.81%	140.90%

	CLASS D

Selected per share data	2009	2008(3)	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.12	$19.88	$20.06	$20.02	$20.47	$20.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	0.81	0.95	0.89	0.72	0.65
Net realized and unrealized gains (losses)	0.73	(0.95)	(0.21)	0.04	(0.46)	(0.05)
Total from Investment Operations	1.01	(0.14)	0.74	0.93	0.26	0.60
LESS DISTRIBUTIONS PAID:
From net investment income	(0.30)	(0.62)	(0.92)	(0.89)	(0.71)	(0.65)
Total Distributions Paid	(0.30)	(0.62)	(0.92)	(0.89)	(0.71)	(0.65)
Net Asset Value, End of Period	$19.83	$19.12	$19.88	$20.06	$20.02	$20.47
Total Return(1)	5.18%	(0.57)%	3.79%	4.79%	1.27%	3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4	$4	$47	$80	$100	$118
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.21%	1.20%	1.17%	1.16%	1.11%	1.09%
Net investment income, net of waivers, reimbursements and credits	2.93%	3.38%	4.73%	4.46%	3.52%	3.09%
Net investment income, before waivers, reimbursements and credits	2.47%	2.93%	4.31%	4.05%	3.16%	2.75%
Portfolio Turnover Rate	366.28%	558.33%	371.48%	392.92%	297.81%	140.90%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the period ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

SHORT BOND PORTFOLIO	CLASS A

Selected per share data	2009	2008(3)	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$18.11	$18.35	$18.33	$18.24	$18.68	$18.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.57	0.87	0.81	0.65	0.53
Net realized and unrealized gains (losses)	0.48	(0.23)	0.03	0.09	(0.44)	(0.14)
Total from Investment Operations	0.70	0.34	0.90	0.90	0.21	0.39
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.58)	(0.88)	(0.81)	(0.65)	(0.53)
Total Distributions Paid	(0.22)	(0.58)	(0.88)	(0.81)	(0.65)	(0.53)
Net Asset Value, End of Period	$18.59	$18.11	$18.35	$18.33	$18.24	$18.68
Total Return(1)	3.90%	1.86%	5.03%	5.05%	1.16%	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,267	$115,874	$130,477	$174,851	$151,500	$178,519
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.58%	0.58%	0.56%	0.57%	0.57%	0.56%
Net investment income, net of waivers, reimbursements and credits	2.40%	3.13%	4.76%	4.49%	3.50%	2.85%
Net investment income, before waivers, reimbursements and credits	2.18%	2.91%	4.56%	4.28%	3.29%	2.65%
Portfolio Turnover Rate	461.50%	508.41%	168.98%	446.57%	271.88%	199.57%

	CLASS D
Selected per share data	2009	2008(3)	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$18.07	$18.30	$18.27	$18.19	$18.62	$18.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.52	0.79	0.73	0.58	0.45
Net realized and unrealized gains (losses)	0.49	(0.26)	0.03	0.09	(0.43)	(0.13)
Total from Investment Operations	0.66	0.26	0.82	0.82	0.15	0.32
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.49)	(0.79)	(0.74)	(0.58)	(0.46)
Total Distributions Paid	(0.19)	(0.49)	(0.79)	(0.74)	(0.58)	(0.46)
Net Asset Value, End of Period	$18.54	$18.07	$18.30	$18.27	$18.19	$18.62
Total Return(1)	3.65%	1.47%	4.60%	4.61%	0.82%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$50	$44	$327	$292	$246	$285
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.97%	0.97%	0.95%	0.96%	0.96%	0.95%
Net investment income, net of waivers, reimbursements and credits	2.01%	2.74%	4.37%	4.10%	3.11%	2.46%
Net investment income, before waivers, reimbursements and credits	1.79%	2.52%	4.17%	3.89%	2.90%	2.26%
Portfolio Turnover Rate	461.50%	508.41%	168.98%	446.57%	271.88%	199.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Net investment income for the period ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SECURITIES PORTFOLIO	CLASS A

Selected per share data	2009	2008	2007		2006		2005	2004(4)
Net Asset Value, Beginning of Period	$20.34	$19.57	$19.48		$19.33		$19.78	$20.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.60	0.89		0.84		0.64	0.48
Net realized and unrealized gains (losses)	0.20	0.77	0.10		0.16		(0.42)	(0.14)
Total from Investment Operations	0.39	1.37	0.99		1.00		0.22	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.60)	(0.90)		(0.85)		(0.67)	(0.50)
From net realized gains	–	–	–		–		–	(0.30)
Total Distributions Paid	(0.19)	(0.60)	(0.90)		(0.85)		(0.67)	(0.80)
Net Asset Value, End of Period	$20.54	$20.34	$19.57		$19.48		$19.33	$19.78
Total Return(1)	1.94%	7.15%	5.25%		5.31%		1.11%	1.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$58,918	$72,092	$67,176		$69,757		$76,622	$116,558
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.36%	0.36%	0.36	%(3)	0.36	%(3)	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.65%	0.65%	0.63%		0.63%		0.59%	0.58%
Net investment income, net of waivers, reimbursements and credits	1.83%	2.99%	4.61%		4.35%		3.25%	2.39%
Net investment income, before waivers, reimbursements and credits	1.54%	2.70%	4.34%		4.08%		3.02%	2.17%
Portfolio Turnover Rate	661.06%	1,243.35%	1,322.04%		841.27%		226.32%	206.62%

	CLASS D
Selected per share data	2009	2008	2007		2006		2005	2004(4)
Net Asset Value, Beginning of Period	$20.28	$19.53	$19.41		$19.26		$19.71	$20.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.56	0.86		0.81		0.57	0.40
Net realized and unrealized gains (losses)	0.21	0.72	0.06		0.11		(0.43)	(0.14)
Total from Investment Operations	0.36	1.28	0.92		0.92		0.14	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.53)	(0.80)		(0.77)		(0.59)	(0.42)
From net realized gains	–	–	–		–		–	(0.30)
Total Distributions Paid	(0.16)	(0.53)	(0.80)		(0.77)		(0.59)	(0.72)
Net Asset Value, End of Period	$20.48	$20.28	$19.53		$19.41		$19.26	$19.71
Total Return(1)	1.75%	6.65%	4.90%		4.91%		0.71%	1.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$113	$111	$143		$233		$438	$717
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75	%(3)	0.75	%(3)	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.04%	1.04%	1.02%		1.02%		0.98%	0.97%
Net investment income, net of waivers, reimbursements and credits	1.44%	2.60%	4.22%		3.96%		2.86%	2.00%
Net investment income, before waivers, reimbursements and credits	1.15%	2.31%	3.95%		3.69%		2.63%	1.78%
Portfolio Turnover Rate	661.06%	1,243.35%	1,322.04%		841.27%		226.32%	206.62%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $12,000 and $8,000, which represents 0.02% and 0.01% of average net assets for the fiscal years ended November 30, 2007 and November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	Net investment income for the periods ended was calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.3%

Agriculture – 0.8%

Altria Group, Inc.,

10.20%, 2/6/39	$1,790	$2,047

Banks – 4.1%

Bank of America Corp.,

7.63%, 6/1/19	940	951

8.00%, 12/29/49 †	330	258

Capital One Financial Corp.,

7.38%, 5/23/14	600	618

Citigroup, Inc.,

5.63%, 8/27/12	1,340	1,253

6.13%, 11/21/17	940	842

JPMorgan Chase Bank N.A.,

6.00%, 10/1/17	1,410	1,355

Morgan Stanley,

2.00%, 9/22/11 †	2,602	2,637

7.30%, 5/13/19	940	963

SunTrust Bank,

0.86%, 5/21/12	1,490	1,375
		10,252

Beverages – 0.3%

Miller Brewing Co.,

5.50%, 8/15/13 (1)(2)	810	807

Biotechnology – 0.3%

Amgen, Inc.,

6.40%, 2/1/39	715	729

Chemicals – 0.6%

Dow Chemical (The) Co.,

8.55%, 5/15/19	670	670

9.40%, 5/15/39	715	731
		1,401

Commercial Services – 0.2%

Erac USA Finance Co.,

7.00%, 10/15/37 (1)(2)	725	569

Computers – 0.4%

Hewlett-Packard Co.,

2.25%, 5/27/11	985	991

Cosmetics/Personal Care – 0.3%

Procter & Gamble Co.,

3.50%, 2/15/15	680	687

Diversified Financial Services – 6.5%

Bear Stearns (The) Cos., Inc.,

5.70%, 11/15/14	910	928

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.3% continued

Diversified Financial Services – 6.5% continued

CIT Group, Inc.,

4.25%, 2/1/10 †	$1,450	$1,333

Countrywide Home Loans, Inc.,

4.00%, 3/22/11 †	1,125	1,087

General Electric Capital Corp.,

2.13%, 12/21/12 †	1,800	1,809

Goldman Sachs Group (The), Inc.,

6.00%, 5/1/14	785	798

7.50%, 2/15/19	2,775	2,920

John Deere Capital Corp.,

5.25%, 10/1/12	1,285	1,349

JPMorgan Chase & Co.,

1.65%, 2/23/11	959	966

2.13%, 12/26/12	2,490	2,497

6.30%, 4/23/19	1,335	1,328

Merrill Lynch & Co., Inc.,

6.15%, 4/25/13	395	380

Power Receivable Finance LLC,

6.29%, 1/1/12 (1)(2)	663	649
		16,044

Electric – 2.3%

Ameren Corp.,

8.88%, 5/15/14	1,335	1,380

Florida Power Corp.,

6.40%, 6/15/38 †	1,305	1,389

Nevada Power Co.,

6.50%, 8/1/18	1,315	1,295

PPL Electric Utilities Corp.,

6.25%, 5/15/39	700	703

Progress Energy, Inc.,

7.05%, 3/15/19 †	960	1,029
		5,796

Food – 0.3%

Kellogg Co.,

4.45%, 5/30/16	675	669

Insurance – 0.6%

Pricoa Global Funding I,

4.20%, 1/15/10 (1)(2)	1,535	1,497

Media – 1.5%

News America, Inc.,

6.90%, 3/1/19 (1)(2)†	850	831

Time Warner Cable, Inc.,

8.25%, 4/1/19	1,405	1,574

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.3% continued

Media – 1.5% continued

Viacom, Inc.,
5.75%, 4/30/11	$1,380	$1,399
		3,804

Metal Fabricate/Hardware – 0.4%

Commercial Metals Co.,
7.35%, 8/15/18	1,300	1,098

Office/Business Equipment – 0.4%

Xerox Corp.,
5.50%, 5/15/12	1,015	998

Oil & Gas – 2.1%

Anadarko Petroleum Corp.,

6.45%, 9/15/36	695	579

ConocoPhillips,

6.00%, 1/15/20	1,505	1,562

Premcor Refining Group (The), Inc.,

6.75%, 5/1/14	2,370	2,363

XTO Energy, Inc.,
4.63%, 6/15/13	580	580
		5,084

Oil & Gas Services – 0.5%

Cameron International Corp.,

7.00%, 7/15/38 †	695	545

Smith International, Inc.,
9.75%, 3/15/19	670	740
		1,285

Pharmaceuticals – 1.8%

Eli Lilly & Co.,

3.55%, 3/6/12	1,260	1,300

Pfizer, Inc.,

4.45%, 3/15/12	1,265	1,341
7.20%, 3/15/39	1,720	1,944
		4,585

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc.,
10.00%, 6/15/14 (1)(2)	215	159

Retail – 0.4%

CVS Caremark Corp.,
6.60%, 3/15/19	960	997

Telecommunications – 3.4%

AT&T, Inc.,

6.55%, 2/15/39 †	715	699

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.3% continued

Telecommunications – 3.4% continued

Verizon Communications, Inc.,

6.35%, 4/1/19	$1,420	$1,492

7.35%, 4/1/39	1,230	1,294

Verizon Wireless Capital LLC,

3.75%, 5/20/11 (1)(2)	2,325	2,372

5.55%, 2/1/14 (1)(2)†	665	703
8.50%, 11/15/18 (1)(2)	1,565	1,899
		8,459
Total Corporate Bonds
(Cost $66,466)		67,958

FOREIGN ISSUER BONDS – 5.0%

Banks – 0.8%

Barclays Bank PLC,

6.75%, 5/22/19	1,345	1,334

Credit Suisse New York,
5.50%, 5/1/14	615	621
		1,955

Beverages – 0.2%

Diageo Capital PLC,
5.20%, 1/30/13	555	573

Insurance – 0.9%

Allied World Assurance Holdings Ltd. of Bermuda,

7.50%, 8/1/16	845	659

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	1,270	610

XL Capital Ltd.,
6.50%, 4/15/17	1,735	868
		2,137

Iron/Steel – 0.7%

ArcelorMittal,
5.38%, 6/1/13	1,760	1,623

Media – 0.3%

Thomson Reuters Corp.,
5.95%, 7/15/13 †	755	767

Mining – 0.3%

Anglo American Capital PLC,
9.38%, 4/8/14 (1)(2)	760	803

Oil & Gas – 1.4%

EnCana Corp.,

6.50%, 5/15/19	275	282

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.0% continued

Oil & Gas – 1.4% continued

Nexen, Inc.,

6.40%, 5/15/37	$1,310	$1,119

StatoilHydro ASA,

5.25%, 4/15/19	650	657

Talisman Energy, Inc.,
7.75%, 6/1/19	1,340	1,405
		3,463

Telecommunications – 0.4%

Nokia OYJ,
5.38%, 5/15/19	1,065	1,057
Total Foreign Issuer Bonds
(Cost $13,875)		12,378

U.S. GOVERNMENT AGENCIES – 52.0% (3)

Fannie Mae – 37.9%

2.00%, 3/2/11	837	844

2.13%, 4/15/11	2,263	2,286

2.25%, 4/9/12	2,126	2,142

3.38%, 3/10/14	3,465	3,478

Pool #255452,

5.50%, 10/1/19	1,579	1,656

Pool #257314,

5.00%, 8/1/23	932	965

Pool #545437,

7.00%, 2/1/32	10	11

Pool #585617,

7.00%, 5/1/31 (4)	–	–

Pool #695066,

5.50%, 4/1/33	4,917	5,105

Pool #725424,

5.50%, 4/1/34	6,258	6,498

Pool #725787,

5.00%, 9/1/19	4,118	4,283

Pool #735893,

5.00%, 10/1/35	2,619	2,688

Pool #829125,

5.50%, 10/1/35	2,971	3,081

Pool #831810,

6.00%, 9/1/36	3,851	4,040

Pool #869217,

5.46%, 2/1/36	2,326	2,425

Pool #871232,

6.00%, 4/1/36	1,969	2,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 52.0% (3) continued

Fannie Mae – 37.9% continued

Pool #890001,

5.00%, 2/1/38	$5,613	$5,760

Pool #890009,

5.50%, 9/1/36	3,793	3,938

Pool #893082,

5.82%, 9/1/36	1,650	1,718

Pool #934476,

4.50%, 3/1/23	3,407	3,493

Pool #946869,

6.00%, 9/1/37	975	1,022

Pool #955782,

6.50%, 10/1/37	2,010	2,144

Pool #968158,

6.50%, 1/1/38	655	699

Pool #968160,

6.50%, 1/1/38	2,012	2,147

Pool #983605,

4.50%, 5/1/23	1,660	1,702

Pool #988031,

6.00%, 8/1/38	196	205

Pool #991529,

6.00%, 11/1/38	3,816	4,000

Pool #992238,

6.00%, 11/1/38	3,674	3,851

Pool #995018,

5.50%, 6/1/38	11,471	11,876

Pool #AA4434,

5.00%, 3/1/39	4,588	4,703

Pool TBA,

6.00%, 6/30/39 (5)	2,437	2,551
6.50%, 6/30/39 (5)	2,600	2,770
		94,146

Freddie Mac – 5.9%

1.75%, 7/27/11	1,720	1,728

1.75%, 6/15/12	2,478	2,475

2.50%, 4/23/14	2,647	2,617

Pool #1B3575,

6.06%, 9/1/37	1,629	1,708

Pool #1G2296,

6.17%, 11/1/37	2,315	2,432

Pool #1J0365,

5.91%, 4/1/37	1,639	1,714

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 52.0% (3) continued

Freddie Mac – 5.9% continued

Pool #1J2840,
5.95%, 9/1/37	$1,868	$1,950
		14,624

Freddie Mac Gold – 7.7%

Pool #A61560,

5.50%, 10/1/36	3,564	3,691

Pool #A62213,

6.00%, 6/1/37	2,637	2,762

Pool #A65182,

6.50%, 9/1/37	953	1,015

Pool #C00910,

7.50%, 1/1/30	518	568

Pool #C02790,

6.50%, 4/1/37	1,790	1,908

Pool #C02838,

5.50%, 5/1/37	2,456	2,539

Pool #G01954,

5.00%, 11/1/35	2,606	2,672

Pool #G02869,
5.00%, 11/1/35	3,923	4,022
		19,177

Government National Mortgage Association – 0.5%

Pool #486873,

6.50%, 1/15/29 (4)	–	–

Pool #627123,
5.50%, 3/15/34	1,164	1,212
		1,212
Total U.S. Government Agencies
(Cost $125,924)		129,159

U.S. GOVERNMENT OBLIGATIONS – 16.4%

U.S. Treasury Bonds – 1.7%

3.50%, 2/15/39 †	4,448	3,815
4.50%, 5/15/38 †	344	352
		4,167

U.S. Treasury Notes – 14.7%

0.88%, 5/31/11	4,709	4,705

1.38%, 4/15/12	1	1

1.38%, 5/15/12 †	4	4

1.88%, 4/30/14 †	5,577	5,460

2.25%, 5/31/14	7,413	7,379

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 16.4% continued

U.S. Treasury Notes – 14.7% continued

3.25%, 5/31/16	$8,835	$8,934
3.13%, 5/15/19 †	10,477	10,178
		36,661
Total U.S. Government Obligations
(Cost $40,774)		40,828

MUNICIPAL BONDS – 0.2%

Illinois – 0.2%

Metropolitan Transportation Authority Revenue Bonds,
7.34%, 11/15/39	450	502
Total Municipal Bonds
(Cost $450)		502

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.1%
Northern Institutional Funds – Liquid Assets Portfolio (6)(7)	22,512,207	$22,512
Total Investment Companies
(Cost $22,512)		22,512

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 12.1%

Societe Generale, Grand Cayman, Eurodollar Time Deposit,

0.22%, 6/1/09	$29,508	$29,508

U.S. Treasury Bill,
0.48%, 8/20/09 (8)	650	649
Total Short-Term Investments
(Cost $30,157)		30,157

Total Investments – 122.1%
(Cost $300,158)		303,494
Liabilities less Other Assets – (22.1)%		(54,968)
NET ASSETS – 100.0%		$248,526

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $10,900,000 or 4.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Anglo American Capital PLC,
9.38%, 4/8/14	4/02/09	$760
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	1,257
Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	719
iStar Financial, Inc.,
10.00%, 6/15/14	5/6/09	416
Miller Brewing Co.,
5.50%, 8/15/13	3/6/09	774
News America, Inc.,
6.90%, 3/1/19	5/19/09	848
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	662
Pricoa Global Funding l,
4.20%, 1/15/10	3/12/09 - 3/13/09	1,420
Verizon Wireless Capital LLC,
3.75%, 5/20/11	5/19/09	2,323
Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	661
Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08	1,548

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	70.5%
AA	3.6
A	13.5
BAA	11.7
B	0.1
BA	0.5
Not rated	0.1

Total	100.0%

* Standard & Poor’s Rating Services

At May 31, 2009, the Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
Ten Year U.S. Treasury Note	47	$5,499	Long	9/09	$(96)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$22,512	$(96)

Level 2	270,082	–

Level 3	10,900	–

Total	$303,494	$(96)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 11/30/08	$–	$–

Realized gain (loss)	(90)	–

Change in unrealized appreciation/depreciation	1,129	–

Net Purchases (Sales)	6,768	–

Transfers in and/or out of Level 3	3,093	–

Balance as of 5/31/09	$10,900	$–

* Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain on investments in level 3 securities still held at May 31, 2009 was $682,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.1%

Agriculture – 0.8%

Altria Group, Inc.,
10.20%, 2/6/39	$840	$960

Banks – 4.2%

Bank of America Corp.,

7.63%, 6/1/19	440	445

8.00%, 12/29/49 †	205	161

Capital One Financial Corp.,

7.38%, 5/23/14	295	304

Citigroup, Inc.,

5.63%, 8/27/12	640	598

6.13%, 11/21/17	445	399

JPMorgan Chase & Co.,

2.13%, 12/26/12	1,195	1,198

6.30%, 4/23/19	635	632

JPMorgan Chase Bank N.A.,

6.00%, 10/1/17	745	716

SunTrust Bank,

0.86%, 5/21/12	680	627
		5,080

Beverages – 0.4%

Miller Brewing Co.,

5.50%, 8/15/13 (1)(2)	435	433

Biotechnology – 0.3%

Amgen, Inc.,

6.40%, 2/1/39	360	367

Chemicals – 0.6%

Dow Chemical (The) Co.,

8.55%, 5/15/19	320	320

9.40%, 5/15/39	335	342
		662

Commercial Services – 0.3%

Erac USA Finance Co.,

7.00%, 10/15/37 (1)(2)	455	357

Computers – 0.4%

Hewlett-Packard Co.,

2.25%, 5/27/11	460	463

Cosmetics/Personal Care – 0.3%

Procter & Gamble Co.,

3.50%, 2/15/15	295	298

Diversified Financial Services – 7.2%

Bear Stearns (The) Cos., Inc.,

5.70%, 11/15/14	345	352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.1% continued

Diversified Financial Services – 7.2% continued

CIT Group, Inc.,

4.25%, 2/1/10 †	$710	$653

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	600	580

General Electric Capital Corp.,

2.13%, 12/21/12 †	1,200	1,206

Goldman Sachs Group (The), Inc.,

6.00%, 5/1/14	385	391

7.50%, 2/15/19	1,295	1,363

John Deere Capital Corp.,

5.25%, 10/1/12	675	709

Merrill Lynch & Co., Inc.,

6.15%, 4/25/13	310	298

Morgan Stanley,

2.00%, 9/22/11 †	1,754	1,778

7.30%, 5/13/19	450	461

Nelnet, Inc.,

5.13%, 6/1/10	930	750

Power Receivable Finance LLC,

6.29%, 1/1/12 (1)(2)	144	141
		8,682
Electric – 1.7%

Florida Power Corp.,

6.40%, 6/15/38	570	607

Nevada Power Co.,

6.50%, 8/1/18	595	586

PPL Electric Utilities Corp.,

6.25%, 5/15/39	330	331

Progress Energy, Inc.,

7.05%, 3/15/19 †	515	552
		2,076
Food – 0.3%

Kellogg Co.,

4.45%, 5/30/16 †	315	312
Insurance – 0.7%

Pricoa Global Funding I,

4.20%, 1/15/10 (1)(2)	820	800
Media – 1.5%

News America, Inc.,

6.90%, 3/1/19 (1)(2)†	400	391

Time Warner Cable, Inc.,

8.25%, 4/1/19	670	750

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.1% continued

Media – 1.5% continued

Viacom, Inc.,

5.75%, 4/30/11	$705	$715
		1,856

Metal Fabricate/Hardware – 0.4%

Commercial Metals Co.,

7.35%, 8/15/18	625	528

Office/Business Equipment – 0.4%

Xerox Corp.,

5.50%, 5/15/12	545	536

Oil & Gas – 2.2%

Anadarko Petroleum Corp.,

6.45%, 9/15/36	335	279

ConocoPhillips,

6.00%, 1/15/20	710	737

Premcor Refining Group (The), Inc.,

6.75%, 5/1/14	1,300	1,296

XTO Energy, Inc.,

4.63%, 6/15/13	340	340
		2,652

Oil & Gas Services – 0.6%

Cameron International Corp.,

7.00%, 7/15/38 †	505	396

Smith International, Inc.,

9.75%, 3/15/19	315	348
		744

Pharmaceuticals – 1.9%

Eli Lilly & Co.,

3.55%, 3/6/12	670	691

Pfizer, Inc.,

4.45%, 3/15/12	670	710

7.20%, 3/15/39	775	876
		2,277

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc.,

10.00%, 6/15/14 (1)(2)	105	78

Retail – 0.4%

CVS Caremark Corp.,

6.60%, 3/15/19	510	530

Telecommunications – 3.4%

AT&T, Inc.,

6.55%, 2/15/39	350	342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 28.1% continued

Telecommunications – 3.4% continued

Verizon Communications, Inc.,

6.35%, 4/1/19	$690	$725

7.35%, 4/1/39	565	595

Verizon Wireless Capital LLC,

3.75%, 5/20/11 (1)(2)	1,095	1,117

5.55%, 2/1/14 (1)(2)†	320	338

8.50%, 11/15/18 (1)(2)	765	928
		4,045
Total Corporate Bonds
(Cost $33,292)		33,736

FOREIGN ISSUER BONDS – 5.4%

Banks – 0.8%

Barclays Bank PLC,

6.75%, 5/22/19	630	625

Credit Suisse New York,

5.50%, 5/1/14	300	303
		928

Beverages – 0.1%

Diageo Capital PLC,

5.20%, 1/30/13	145	150

Insurance – 1.5%

Allied World Assurance Holdings Ltd. of Bermuda,

7.50%, 8/1/16	825	644

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	995	478

XL Capital Ltd.,

6.50%, 12/31/49	1,345	672
		1,794

Iron/Steel – 0.6%

ArcelorMittal,

5.38%, 6/1/13	715	659

Media – 0.3%

Thomson Reuters Corp.,

5.95%, 7/15/13 †	365	371

Mining – 0.3%

Anglo American Capital PLC,

9.38%, 4/8/14 (1)(2)	365	386

Oil & Gas – 1.4%

EnCana Corp.,

6.50%, 5/15/19	135	139

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.4% continued

Oil & Gas – 1.4% continued

Nexen, Inc.,

6.40%, 5/15/37	$630	$538

StatoilHydro ASA,

5.25%, 4/15/19	315	318

Talisman Energy, Inc.,

7.75%, 6/1/19	630	660
		1,655

Telecommunications – 0.4%

Nokia OYJ,

5.38%, 5/15/19	520	516
Total Foreign Issuer Bonds
(Cost $7,740)		6,459

MUNICIPAL BONDS – 0.2%

Municipal – 0.2%

Metropolitan Transportation Authority,

7.34%, 11/15/39	215	240
Total Municipal Bonds
(Cost $215)		240

U.S. GOVERNMENT AGENCIES – 54.0% (3)

Fannie Mae – 32.6%

2.00%, 3/2/11	233	235

2.13%, 4/15/11	628	634

2.25%, 4/9/12	515	519

3.38%, 3/10/14	2,186	2,194

Pool #255452,

5.50%, 10/1/19	928	972

Pool #535714,

7.50%, 1/1/31	46	50

Pool #555599,

7.00%, 4/1/33	103	113

Pool #656035,

7.50%, 9/1/32	38	42

Pool #695066,

5.50%, 4/1/33	1,543	1,602

Pool #712130,

7.00%, 6/1/33	54	59

Pool #725424,

5.50%, 4/1/34	1,649	1,713

Pool #725787,

5.00%, 9/1/19	1,478	1,537

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.0% (3) continued

Fannie Mae – 32.6% continued

Pool #735893,

5.00%, 10/1/35	$576	$591

Pool #794338,

6.00%, 9/1/34	903	952

Pool #797773,

5.00%, 3/1/20	138	144

Pool #829125,

5.50%, 10/1/35	1,404	1,456

Pool #831810,

6.00%, 9/1/36	3,163	3,318

Pool #845182,

5.50%, 11/1/35	1,358	1,408

Pool #869217,

5.46%, 2/1/36	1,179	1,230

Pool #869801,

5.50%, 4/1/21	328	342

Pool #871232,

6.00%, 4/1/36	1,934	2,029

Pool #890001,

5.00%, 2/1/38	2,761	2,834

Pool #890009,

5.50%, 9/1/36	2,036	2,114

Pool #893082,

5.82%, 9/1/36	744	775

Pool #934476,

4.50%, 3/1/23	1,610	1,651

Pool #946869,

6.00%, 9/1/37	663	694

Pool #968158,

6.50%, 1/1/38	1,058	1,129

Pool #983605,

4.50%, 5/1/23	1,123	1,151

Pool #991529,

6.00%, 11/1/38	1,914	2,006

Pool #995018,

5.50%, 6/1/38	3,141	3,252

Pool #AA4434,

5.00%, 3/1/39	2,368	2,427
		39,173

Freddie Mac – 8.2%

1.75%, 7/27/11	900	904

1.75%, 6/15/12	964	963

2.50%, 4/23/14	2,352	2,326

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 54.0% (3) continued

Freddie Mac – 8.2% continued

Pool #1B3575,

6.06%, 9/1/37	$1,405	$1,473

Pool #1G2296,

6.17%, 11/1/37	1,205	1,265

Pool #1J0365,

5.91%, 4/1/37	863	902

Pool #1J2840,

5.95%, 9/1/37	1,877	1,959
		9,792

Freddie Mac Gold – 12.7%

Pool #A61560,

5.50%, 10/1/36	2,989	3,096

Pool #A62213,

6.00%, 6/1/37	1,758	1,841

Pool #A65182,

6.50%, 9/1/37	2,176	2,318

Pool #C02790,

6.50%, 4/1/37	1,408	1,500

Pool #C02838,

5.50%, 5/1/37	1,943	2,009

Pool #G01954,

5.00%, 11/1/35	1,489	1,526

Pool #G02869,

5.00%, 11/1/35	2,943	3,017
		15,307

Government National Mortgage Association – 0.5%

Pool #604183,

5.50%, 4/15/33	49	51

Pool #627123,

5.50%, 3/15/34	429	446

Pool #633627,

5.50%, 9/15/34	62	65
		562
Total U.S. Government Agencies
(Cost $62,884)		64,834

U.S. GOVERNMENT OBLIGATIONS – 11.6%

U.S. Treasury Bonds – 1.4%

3.50%, 2/15/39 †	1,712	1,469

4.50%, 5/15/38 †	180	184
		1,653

U.S. Treasury Notes – 10.2%

1.38%, 4/15/12 †	1	1

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.6% continued

U.S. Treasury Notes – 10.2% continued

1.38%, 5/15/12 †	$2	$2

1.88%, 4/30/14 †	1,273	1,247

2.25%, 5/31/14	3,022	3,008

3.25%, 5/31/16	3,821	3,864

3.13%, 5/15/19 †	4,245	4,123
		12,245
Total U.S. Government Obligations
(Cost $13,864)		13,898

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.2%
Northern Institutional Funds - Liquid Assets Portfolio (4)(5)	7,491,743	$7,492
Total Investment Companies
(Cost $7,492)		7,492

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT- TERM INVESTMENTS – 7.6%

Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$8,670	$8,670

U.S. Treasury Bill,

0.48%, 8/20/09 (6)	475	474
Total Short-Term Investments
(Cost $9,144)		9,144

Total Investments – 113.1%
(Cost $134,631)		135,803
Liabilities less Other Assets – (13.1)%		(15,772)
NET ASSETS – 100.0%		$120,031

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $5,447,000 or 4.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Anglo American Capital PLC,
9.38%, 4/8/14	4/2/09	$365
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07 - 6/27/07	987
Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	451
iStar Financial, Inc.,
10.00%, 6/15/14	5/10/09	203
Miller Brewing Co.,
5.50%, 8/15/13	3/06/09	416
News America, Inc.,
6.90%, 3/1/19	5/19/09	399
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	144
Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09 - 3/13/09	758
Verizon Wireless Capital LLC,
5.55%, 2/1/14	01/30/09	318
Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08	757
Verizon Wireless Capital LLC,

3.75%, 5/20/11	5/19/09	1,094

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Investment in affiliated portfolio.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	69.3%

AA	3.5

A	13.7

BAA	12.1

BA	1.2

B	0.1

Not Rated	0.1

Total	100.0%

* Standard & Poor’s Rating Services

At May 31, 2009, the Core Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000s)
Ten Year U.S. Treasury Note	27	$3,159	Long	9/09	$(55)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those or other financial instruments. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$7,492	$(55)

Level 2	122,864	–

Level 3	5,447	–

Total	$135,803	$(55)

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 11/30/08	$–	$–

Realized gain (loss)	(56)	–

Change in unrealized appreciation/depreciation	193	–

Net Purchases (Sales)	3,406	–

Transfers in and/or out of

Level 3	1,904	–

Balance as of 5/31/09	$5,447	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

The amount of change in unrealized gain due to investments in level 3 securities still held at May 31, 2009 was $431,000, which is included in the Statement of Operations in net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.8%

U.S. Treasury Bonds – 24.8%

12.50%, 8/15/14	$1,000	$1,025

7.25%, 5/15/16 †	1,500	1,895

8.88%, 8/15/17 †	1,500	2,091

9.00%, 11/15/18	3,200	4,603

8.13%, 8/15/19 †	1,000	1,372

8.75%, 8/15/20	1,000	1,434

8.13%, 5/15/21 †	1,000	1,386

8.00%, 11/15/21 †	1,100	1,518

7.63%, 11/15/22 †	1,500	2,030

6.25%, 8/15/23 †	2,150	2,608

6.88%, 8/15/25 †	1,000	1,308

6.50%, 11/15/26 †	1,500	1,903

6.13%, 11/15/27 †	1,000	1,227

5.25%, 11/15/28 †	1,000	1,119

5.25%, 2/15/29 †	500	560

6.25%, 5/15/30 †	2,500	3,153

4.75%, 2/15/37 †	1,250	1,324

5.00%, 5/15/37 †	500	551

4.38%, 2/15/38 †	1,000	1,001
4.50%, 5/15/38 †	1,500	1,534
		33,642

U.S. Treasury Notes – 74.0%

2.88%, 6/30/10 †	1,000	1,025

3.88%, 7/15/10	3,000	3,112

2.75%, 7/31/10 †	1,000	1,026

5.75%, 8/15/10	1,100	1,169

2.38%, 8/31/10	2,000	2,045

2.00%, 9/30/10 †	2,000	2,038

4.25%, 10/15/10 †	3,000	3,150

4.38%, 12/15/10 †	3,500	3,695

0.88%, 12/31/10 †	2,500	2,505

0.88%, 1/31/11 †	2,000	2,004

5.00%, 2/15/11	1,900	2,036

0.88%, 2/28/11 †	1,000	1,001

4.75%, 3/31/11	500	536

0.88%, 4/30/11 †	1,000	1,000

4.88%, 5/31/11 †	2,200	2,372

4.88%, 7/31/11 †	2,000	2,167

4.63%, 8/31/11	1,000	1,080

4.63%, 10/31/11	1,200	1,300

4.50%, 11/30/11	3,000	3,248

1.13%, 12/15/11	2,500	2,497

4.75%, 1/31/12 †	1,250	1,366

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.8% continued

U.S. Treasury Notes – 74.0% continued

4.63%, 2/29/12	$1,000	$1,091

4.50%, 3/31/12	1,000	1,089

4.50%, 4/30/12	3,000	3,271

4.88%, 6/30/12 †	1,000	1,104

4.13%, 8/31/12 †	1,000	1,083

4.25%, 9/30/12 †	1,200	1,306

3.88%, 10/31/12 †	500	539

4.00%, 11/15/12 †	950	1,029

3.63%, 12/31/12 †	3,000	3,208

2.88%, 1/31/13 †	300	313

2.50%, 3/31/13 †	3,000	3,081

3.63%, 5/15/13 †	2,500	2,670

4.25%, 8/15/13 †	1,500	1,638

3.13%, 9/30/13	2,000	2,089

2.75%, 10/31/13 †	1,800	1,849

4.25%, 11/15/13 †	2,000	2,179

2.00%, 11/30/13 †	2,000	1,987

1.75%, 1/31/14 †	2,000	1,959

1.88%, 4/30/14 †	1,000	979

4.75%, 5/15/14 †	1,500	1,670

4.25%, 11/15/14 †	2,000	2,181

4.00%, 2/15/15 †	3,150	3,379

4.13%, 5/15/15 †	1,000	1,079

4.25%, 8/15/15	2,000	2,174

4.50%, 11/15/15 †	1,250	1,379

4.50%, 2/15/16 †	1,000	1,097

3.25%, 5/31/16	2,500	2,528

4.88%, 8/15/16 †	1,500	1,675

4.63%, 2/15/17 †	1,900	2,094

4.25%, 11/15/17 †	800	857

3.50%, 2/15/18 †	500	506

3.88%, 5/15/18 †	3,000	3,112

4.00%, 8/15/18 †	1,000	1,044
2.75%, 2/15/19 †	3,000	2,819
		100,430
Total U.S. Government Obligations
(Cost $129,122)		134,072

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 42.4%
Northern Institutional Funds – Liquid Assets Portfolio (1)(2)	57,595,821	$57,596
Total Investment Companies
(Cost $57,596)		57,596

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%
Societe Generale, Grand Cayman, Eurodollar Time Deposit, 0.22%, 6/1/09	$633	$633
Total Short-Term Investments
(Cost $633)		633

Total Investments – 141.7%
(Cost $187,351)		192,301
Liabilities less Other Assets – (41.7)%		(56,566)
NET ASSETS – 100.0%		$135,735

(1)	Investment in affiliated portfolio.
(2)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%

AAA	100.0%

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$57,596	$–

Level 2	134,705	–

Level 3	–	–

Total	$192,301	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.1%

Agriculture – 0.6%

Altria Group, Inc.,

9.25%, 8/6/19	$150	$166

Banks – 2.0%

Bank of America Corp.,

7.63%, 6/1/19	110	111

8.00%, 12/29/49 †	35	28

Capital One Financial Corp.,

7.38%, 5/23/14	70	72

Citigroup, Inc.,

5.63%, 8/27/12	150	140

6.13%, 11/21/17	110	99

SunTrust Bank,

0.86%, 5/21/12	165	152
		602

Beverages – 1.1%

Anheuser-Busch Cos., Inc.,

5.50%, 1/15/18 †	55	52

Miller Brewing Co.,

5.50%, 8/15/13 (1)(2)	100	100

PepsiCo., Inc.,

4.65%, 2/15/13	155	163
		315

Chemicals – 0.8%

Dow Chemical (The) Co.,

8.55%, 5/15/19	80	80

Praxair, Inc., 5.25%,

11/15/14	135	145
		225

Computers – 0.9%

Hewlett-Packard Co.,

2.25%, 5/27/11	115	116

4.50%, 3/1/13 †	130	135
		251

Cosmetics/Personal Care – 0.3%

Procter & Gamble (The) Co.,

3.50%, 2/15/15 †	85	86

Diversified Financial Services – 10.7%

Bear Stearns (The) Cos., Inc.,

5.70%, 11/15/14	70	71

CIT Group, Inc.,

4.25%, 2/1/10	170	156

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.1% continued

Diversified Financial Services – 10.7% continued

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	$125	$121

General Electric Capital Corp.,

2.13%, 12/21/12 †	172	173

5.63%, 9/15/17	145	139

Goldman Sachs Group (The), Inc.,

6.00%, 5/1/14	95	97

7.50%, 2/15/19	345	363

HSBC Finance Corp.,

5.25%, 1/15/14 †	270	261

John Deere Capital Corp.,

5.25%, 10/1/12	155	163

JPMorgan Chase & Co.,

1.65%, 2/23/11	117	118

2.13%, 12/26/12	297	298

5.75%, 1/2/13	255	261

6.30%, 4/23/19	155	154

JPMorgan Chase Bank N.A.,

6.00%, 10/1/17	190	183

Merrill Lynch & Co., Inc.,

6.15%, 4/25/13 †	175	168

Morgan Stanley,

2.00%, 9/22/11	252	255

7.30%, 5/13/19	110	113

Power Receivable Finance LLC,

6.29%, 1/1/12 (1)(2)	38	37
		3,131

Electric – 2.6%

Ameren Corp.,

8.88%, 5/15/14	155	160

Duke Energy Carolinas LLC,

5.10%, 4/15/18 †	100	101

Florida Power & Light Co.,

5.55%, 11/1/17 †	95	100

Florida Power Corp.,

5.65%, 6/15/18	110	116

Nevada Power Co.,

6.50%, 8/1/18	150	148

Progress Energy, Inc.,

7.05%, 3/15/19	120	129
		754

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.1% continued

Food – 0.4%

General Mills, Inc.,

5.65%, 2/15/19	$40	$41

Kellogg Co.,

4.45%, 5/30/16 †	80	79
		120

Healthcare – Services – 0.5%

UnitedHealth Group, Inc.,

4.88%, 3/15/15 †	150	134

Insurance – 1.2%

Pricoa Global Funding 1,

4.20%, 1/15/10 (1)(2)	190	185

Protective Life Secured Trust,

4.85%, 8/16/10	165	157
		342

Media – 1.5%

News America, Inc.,

6.90%, 3/1/19 (1)(2) †	100	98

Time Warner Cable, Inc.,

8.25%, 4/1/19	165	185

Viacom, Inc.,

5.75%, 4/30/11	170	172
		455

Metal Fabricate/Hardware – 0.4%

Commercial Metals Co.,

7.35%, 8/15/18 †	155	131

Miscellaneous Manufacturing – 0.5%

General Electric Co.,

5.25%, 12/6/17	150	149

Office/Business Equipment – 0.4%

Xerox Corp.,

5.50%, 5/15/12	130	128

Oil & Gas – 2.8%

Anadarko Petroleum Corp.,

5.95%, 9/15/16	85	81

ConocoPhillips,

4.40%, 5/15/13	50	52

4.60%, 1/15/15	145	148

5.75%, 2/1/19	150	154

Premcor Refining Group (The), Inc.,

6.75%, 5/1/14	330	329

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.1% continued

Oil & Gas – 2.8% continued

XTO Energy, Inc.,

4.63%, 6/15/13	$60	$60
		824

Oil & Gas Services – 0.3%

Smith International, Inc.,

9.75%, 3/15/19	80	88

Pharmaceuticals – 2.7%

Abbott Laboratories,

5.60%, 11/30/17	140	149

Eli Lilly & Co.,

3.55%, 3/6/12	155	160

Pfizer, Inc.,

4.45%, 3/15/12	160	169

5.35%, 3/15/15	210	226

Schering-Plough Corp.,

6.00%, 9/15/17 †	95	98
		802

Pipelines – 1.2%

Consolidated Natural Gas Co.,

5.00%, 3/1/14	275	273

Kinder Morgan Energy Partners LP,

6.00%, 2/1/17	90	87
		360

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc.,

10.00%, 6/15/14 (1)(2)	25	19

Retail – 1.0%

CVS Caremark Corp.,

6.60%, 3/15/19	120	124

Lowe’s Cos., Inc.,

5.60%, 9/15/12 †	110	118

Wal-Mart Stores, Inc.,

4.25%, 4/15/13 †	60	63
		305

Telecommunications – 4.1%

AT&T, Inc.,

5.60%, 5/15/18 †	95	96

Cisco Systems, Inc.,

4.95%, 2/15/19	160	161

Verizon Communications, Inc.,

8.75%, 11/1/18	150	178

6.35%, 4/1/19	170	179

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 36.1% continued

Telecommunications – 4.1% continued

Verizon Wireless Capital LLC,

3.75%, 5/20/11 (1)(2)	$270	$275

5.55%, 2/1/14 (1)(2)	80	85

8.50%, 11/15/18 (1)(2)	200	243
		1,217
Total Corporate Bonds
(Cost $10,398)		10,604

FOREIGN ISSUER BONDS – 7.4%

Banks – 0.8%

Barclays Bank PLC,

6.75%, 5/22/19	155	153

Credit Suisse Bank of New York,

5.50%, 5/1/14	75	76
		229

Beverages – 0.2%

Diageo Capital PLC,

5.20%, 1/30/13	50	52

Diversified Financial Services – 0.6%

BP Capital Markets PLC,

3.13%, 3/10/12 †	165	168

Food – 0.5%

Delhaize Group,

5.88%, 2/1/14	140	141

Insurance – 0.9%

Allied World Assurance Holdings Ltd. of Bermuda,

7.50%, 8/1/16	100	78

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	155	74

XL Capital Ltd.,

6.50%, 12/31/49	215	108
		260

Iron/Steel – 0.5%

ArcelorMittal,

5.38%, 6/1/13	180	166

Media – 0.3%

Thomson Reuters Corp.,

5.95%, 7/15/13†	80	81
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.4% continued

Mining – 0.3%

Anglo American Capital PLC,

9.38%, 4/8/14 (1)(2)	$90	$95

Oil & Gas – 2.2%

Devon Financing Corp. ULC,

6.88%, 9/30/11	90	97

EnCana Corp.,

6.50%, 5/15/19	30	31

Nexen, Inc.,

5.65%, 5/15/17	160	144

Petro-Canada,

6.05%, 5/15/18 †	75	70

StatoilHydro ASA,

5.25%, 4/15/19	80	81

Suncor Energy, Inc.,

6.10%, 6/1/18	55	53

Talisman Energy, Inc.,

7.75%, 6/1/19	155	162
		638

Telecommunications - 1.1%

Nokia OYJ,

5.38%, 5/15/19	130	129

Telefonos de Mexico S.A. de CV,

4.75%, 1/27/10 †	210	214
		343
Total Foreign Issuer Bonds
(Cost $2,369)		2,173

U.S. GOVERNMENT AGENCIES - 36.5% (3)

Fannie Mae - 30.9%

2.00%, 3/2/11	164	165

2.25%, 4/9/12	277	279

3.38%, 3/10/14	392	394

Pool #190367,

5.50%, 1/1/36	1,317	1,365

Pool #256883,

6.00%, 9/1/37	458	480

Pool #585617,

7.00%, 5/1/31 (4)	—	—

Pool #735402,

5.00%, 4/1/35	584	600

Pool #745418,

5.50%, 4/1/36	223	231

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.5% (3) continued

Fannie Mae – 30.9% continued

Pool #835806,

5.00%, 10/1/35	$1,065	$1,093

Pool #889650,

6.50%, 2/1/38	914	975

Pool #931265,

4.50%, 5/1/39	950	957

Pool #981480,

4.50%, 5/1/38	352	355

Pool TBA,

5.00%, 6/15/39 (5)	1,132	1,159

5.50%, 6/15/39 (5)	1,000	1,034
		9,087

Freddie Mac – 5.6%

1.75%, 7/27/11	350	351

1.75%, 6/15/12	209	209

2.50%, 4/23/14	1,088	1,076
		1,636
Total U.S. Government Agencies
(Cost $10,738)		10,723

U.S. GOVERNMENT OBLIGATIONS – 15.2%

U.S. Treasury Notes – 15.2%

0.88%, 5/31/11	1,005	1,004

1.38%, 4/15/12	527	528

1.38%, 5/15/12 †	414	414

1.88%, 4/30/14 †	557	545

2.25%, 5/31/14	740	737

3.25%, 5/31/16	1,028	1,039

3.13%, 5/15/19 †	201	195
		4,462
Total U.S. Government Obligations
(Cost $4,455)		4,462
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.8%
Northern Institutional Funds – Liquid Assets Portfolio (6)(7)	3,184,151	$3,184
Total Investment Companies
(Cost $3,184)		3,184

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

SHORT-TERM INVESTMENTS – 20.5%

FHLB Discount Note,

0.07%, 6/1/09	$1,599	$1,599

Societe Generale, Grand Cayman, Eurodollar Time Deposit,

0.22%, 6/1/09	4,370	4,370

U.S. Treasury Bill,

0.48%, 8/20/09	75	75
Total Short-Term Investments
(Cost $6,044)		6,044

Total Investments – 126.5%
(Cost $37,188)		37,190

Liabilities less Other Assets – (26.5)%		(7,792)
NET ASSETS – 100.0%		$29,398

(1)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $1,211,000 or 4.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Anglo American Capital PLC,

9.38%, 4/8/14	4/2/09	$90

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17	1/11/07-6/27/07	153

iStar Financial, Inc.,

10.00%, 6/15/14	5/6/09	48
Miller Brewing Co.,

5.50%, 8/15/13	3/6/09	96

News America, Inc.,
6.90%, 3/1/19	5/19/09	100

Power Receivable Finance LLC,

6.29%, 1/1/12	9/30/03-8/24/07	38

Pricoa Global Funding 1,

4.20%, 1/15/10	3/12/09-3/13/09	176

Verizon Wireless Capital LLC,

3.75%, 5/20/11	5/19/09	270

Verizon Wireless Capital LLC,

5.55%, 2/1/14	1/30/09	79

Verizon Wireless Capital LLC,

8.50%, 11/15/18	11/18/08-2/20/09	208

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	Principal amount is less than $500.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

(5)	When-Issued Security.
(6)	Investment in affiliated portfolio.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	59.0%
AA	6.5
A	19.8
BAA	14.0
BA	0.5
B	0.1
Not rated	0.1
Total	100.0%

* Standard & Poor’s Rating Service

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$3,184	$–

Level 2	32,795	–

Level 3	1,211	–

Total	$37,190	$–

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 11/30/08	$–	$–

Realized gain (loss)	(11)	–

Change in unrealized appreciation/depreciation	(3)	–

Net Purchases (Sales)	870	–

Transfers in and/or out of Level 3	355	–

Balance as of 5/31/09	$1,211	$–

* Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gains due to investments in level 3 securities still held at May 31, 2009 was $61,000, which is included in the Statement of Operations in net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 24.3%

Banks – 5.1%

Capital One Financial Corp.,

7.38%, 5/23/14	$325	$335

Citibank NA,

1.88%, 5/7/12	1,294	1,297

Citigroup, Inc.,

5.63%, 8/27/12	675	631

JPMorgan Chase & Co.,

1.65%, 2/23/11	473	476

4.85%, 6/16/11	1,325	1,349

2.13%, 12/26/12	1,236	1,239

SunTrust Bank,

0.86%, 5/21/12	770	711

Wells Fargo & Co.,

4.38%, 1/31/13	685	686
		6,724

Chemicals – 0.6%

Dow Chemical (The) Co.,

7.60%, 5/15/14	845	855

Computers – 0.4%

Hewlett-Packard Co.,

2.25%, 5/27/11	505	508

Diversified Financial Services – 7.0%

CIT Group, Inc.,

4.25%, 2/1/10 †	710	652

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	690	667

General Electric Capital Corp.,

1.16%, 4/28/11 †	1,450	1,376

2.13%, 12/21/12 †	1,491	1,499

Goldman Sachs Group (The), Inc.,

6.00%, 5/1/14	815	829

International Lease Finance Corp.,

5.75%, 6/15/11 †	970	815

John Deere Capital Corp.,

5.25%, 10/1/12	635	667

Morgan Stanley,

2.00%, 9/22/11 †	1,193	1,209

6.00%, 5/13/14	1,520	1,527
		9,241

Electric – 0.5%

PSEG Power LLC,

6.95%, 6/1/12	670	692

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 24.3% continued

Insurance – 0.6%

Pricoa Global Funding

I, 4.20%, 1/15/10 (1)(2)	$760	$741

Media – 1.1%

Time Warner Cable, Inc.,

5.40%, 7/2/12	625	637

Time Warner, Inc.,

6.75%, 4/15/11	855	896
		1,533

Miscellaneous Manufacturing – 0.6%

ITT Corp.,

4.90%, 5/1/14	845	847

Office/Business Equipment – 0.4%

Xerox Corp.,

5.50%, 5/15/12	505	497

Pharmaceuticals – 1.0%

Eli Lilly & Co.,

3.55%, 3/6/12	625	644

Pfizer, Inc.,

4.45%, 3/15/12	630	668
		1,312

Pipelines – 0.7%

Transcontinental Gas Pipe Line Corp.,

7.00%, 8/15/11	895	939

Retail – 2.3%

CVS Caremark Corp.,

4.00%, 9/15/09	1,300	1,310

Target Corp.,

5.38%, 6/15/09	1,800	1,800
		3,110

Software – 0.6%

Oracle Corp.,

5.00%, 1/15/11	720	757

Telecommunications – 3.4%

AT&T, Inc.,

6.25%, 3/15/11 †	1,440	1,534

Verizon Communications, Inc.,

5.35%, 2/15/11 †	740	776

Verizon New Jersey, Inc.,

5.88%, 1/17/12	400	419

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 24.3% continued

Telecommunications – 3.4% continued

Verizon Wireless Capital LLC,

3.75%, 5/20/11 (1)(2)	$1,190	$1,214

5.55%, 2/1/14 (1)(2)	490	518
		4,461
Total Corporate Bonds
(Cost $31,664)		32,217

FOREIGN ISSUER BONDS – 5.1%

Banks – 1.2%

Asian Development Bank,

2.75%, 5/21/14	1,300	1,273

Credit Suisse New York,

5.50%, 5/1/14	315	318
		1,591

Chemicals – 0.3%

Potash Corp. of Saskatchewan, Inc.,

5.25%, 5/15/14	425	439

Food – 0.7%

Delhaize Group,

5.88%, 2/1/14	895	901

Mining – 0.3%

Anglo American Capital PLC,

9.38%, 4/8/14 (1)(2)	375	396

Oil & Gas – 1.9%

Anadarko Finance Co.,

6.75%, 5/1/11	895	933

Conoco Funding Co.,

6.35%, 10/15/11	680	746

StatoilHydro ASA,

3.88%, 4/15/14 †	800	808
		2,487

Telecommunications – 0.7%

Telefonos de Mexico S.A. de CV,

4.75%, 1/27/10 †	885	900
Total Foreign Issuer Bonds
(Cost $6,598)		6,714

U.S. GOVERNMENT AGENCIES – 38.2% (3)

Fannie Mae – 32.5%

2.00%, 3/2/11	2,240	2,258

2.25%, 4/9/12	1,643	1,656

3.38%, 3/10/14	1,488	1,493

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.2% (3) continued

Fannie Mae – 32.5% continued

3.63%, 8/15/11	$1,184	$1,246

1.88%, 4/20/12	2,555	2,574

Pool #256883,

6.00%, 9/1/37	1,034	1,084

Pool #257042,

6.50%, 1/1/38	1,037	1,106

Pool #555649,

7.50%, 10/1/32	130	143

Pool #745418,

5.50%, 4/1/36	2,463	2,554

Pool #869217,

5.46%, 2/1/36	2,056	2,144

Pool #888415,

5.00%, 12/1/36	1,719	1,764

Pool #889650,

6.50%, 2/1/38	2,832	3,021

Pool #893082,

5.82%, 9/1/36	1,143	1,191

Pool #897243,

6.00%, 11/1/36	2,685	2,816

Pool #946869,

6.00%, 9/1/37	1,595	1,672

Pool #995049,

5.50%, 2/1/38	2,692	2,791

Pool #AA0862,

5.00%, 1/1/39	2,231	2,287

Pool #MA0093,

5.00%, 6/1/39	3,598	3,688

Pool TBA,

5.00%, 6/15/39 (4)	3,827	3,918

5.50%, 6/15/39 (4)	3,500	3,618
		43,024

Federal Home Loan Bank – 1.9%

3.38%, 6/24/11	2,385	2,482

Freddie Mac – 2.5%

1.75%, 7/27/11	1,659	1,667

Pool #1B3617,

5.93%, 10/1/37	1,561	1,629
		3,296

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 38.2% (3) continued

Freddie Mac Gold – 1.3%

Pool #G05367,

5.50%, 12/1/35	$1,648	$1,706
Total U.S. Government Agencies
(Cost $49,980)		50,508

U.S. GOVERNMENT OBLIGATIONS – 19.8%

U.S. Treasury Notes – 19.8%

0.88%, 5/31/11	14,133	14,119

1.38%, 4/15/12 †	4,553	4,558

1.38%, 5/15/12 †	2,148	2,146
1.13%, 12/15/11 †	5,344	5,338
		26,161
Total U.S. Government Obligations
(Cost $26,125)		26,161
	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.8%
Northern Institutional Funds – Liquid Assets Portfolio (5)(6)	14,223,084	$14,223
Total Investment Companies
(Cost $14,223)		14,223
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 32.3%

FHLB Discount Note,

0.07%, 6/1/09	$22,779	$22,779

Societe Generale, Grand Cayman, Eurodollar Time Deposit,

0.22%, 6/1/09	19,724	19,724

U.S. Treasury Bill,

0.48%, 8/20/09 (7)	300	300
Total Short-Term Investments
(Cost $42,803)		42,803

Total Investments – 130.5%
(Cost $171,393)		172,626

Liabilities less Other Assets – (30.5)%		(40,309)
NET ASSETS – 100.0%		$132,317

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $2,870,000 or 2.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Anglo American Capital,
9.38%, 4/8/14	4/2/09	$375

Pricoa Global Funding,
4.20%, 1/15/10	3/12/09-3/13/09	703

Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	487

Verizon Wireless Capital LLC,
3.75%, 5/20/11	5/19/09	1,189

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security.
(5)	Investment in affiliated portfolio.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the Short Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	75.3%
AA	4.0
A	12.1
BAA	8.1
BA	0.5
Total	100.0%

* Standard & Poor’s Rating Services

At May 31, 2009, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED Loss (000s)
Two Year U.S. Treasury Note	16	$3,469	Long	9/09	$(2)

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Level 1	$14,223	$(2)

Level 2	155,533	–

Level 3	2,870	–

Total	$172,626	$(2)

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS * (000s)

Balance as of 11/30/08	$–	$–

Realized gain (loss)	7	–

Change in unrealized appreciation/depreciation	116	–

Net Purchases (Sales)	2,747	–

Transfers in and/or out of Level 3	–	–

Balance as of 5/31/09	$2,870	$–

* Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain on investments in level 3 securities still held at May 31, 2009 was $102,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 5.3%

Banks – 3.9%

Asian Development Bank,

2.75%, 5/21/14	$1,000	$979

JPMorgan Chase & Co.,

2.13%, 12/26/12	595	597

Morgan Stanley,

2.00%, 9/22/11 †	734	744
		2,320

Diversified Financial Services – 1.4%

General Electric Capital Corp.,

2.13%, 12/21/12 †	800	804
Total Corporate Bonds
(Cost $3,123)		3,124

U.S. GOVERNMENT AGENCIES – 36.3% (1)

Fannie Mae – 22.8%

2.00%, 3/2/11	995	1,003

3.38%, 3/10/14	1,320	1,325

Pool #257042,

6.50%, 1/1/38	1,021	1,089

Pool #555649,

7.50%, 10/1/32	94	103

Pool #735402,

5.00%, 4/1/35	819	841

Pool #745418,

5.50%, 4/1/36	1,634	1,694

Pool #869217,

5.46%, 2/1/36	1,239	1,292

Pool #893082,

5.82%, 9/1/36	431	448

Pool #968158,

6.50%, 1/1/38	387	413

Pool #995049,

5.50%, 2/1/38	1,383	1,434

Pool TBA,

4.50%, 6/15/39 (2)	2,000	2,015

5.50%, 6/15/39 (2)	1,750	1,809
		13,466

Freddie Mac – 10.1%

2.00%, 2/25/11	500	504

1.75%, 7/27/11	354	356

2.00%, 1/27/12	750	752

2.63%, 3/19/12	1,316	1,328

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.3% (1) continued

Freddie Mac – 10.1% continued

Pool #1J0365,

5.91%, 4/1/37	$863	$902

Pool #1J2840,

5.95%, 9/1/37	1,305	1,363

Pool #410092,

5.17%, 11/1/24	6	6

Series 2944, Class WD,

5.50%, 11/15/28	715	733
		5,944

Freddie Mac Gold – 3.4%

Pool TBA,

5.00%, 6/15/39 (2)	2,000	2,046
Total U.S. Government Agencies
(Cost $21,263)		21,456

U.S. GOVERNMENT OBLIGATIONS – 45.8%

U.S. Treasury Notes – 45.8%

0.88%, 5/31/11	4,471	4,467

1.38%, 4/15/12 †	5,909	5,915

1.38%, 5/15/12 †	6,108	6,103

1.88%, 4/30/14 †	3,207	3,140

2.25%, 5/31/14	7,440	7,406
		27,031
Total U.S. Government Obligations
(Cost $27,040)		27,031

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 24.5%
Northern Institutional Funds – Liquid Assets Portfolio (3)(4)	14,486,408	14,486
Total Investment Companies
(Cost $14,486)		14,486

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT–TERM INVESTMENTS – 36.6%

FHLB Discount Note,

0.07%, 6/1/09	$12,622	$12,622

Societe Generale, Grand Cayman, Eurodollar Time Deposit,

0.22%, 6/1/09	8,812	8,812

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 36.6% continued

U.S. Treasury Bill,

0.48%, 8/20/09	$155	$155
Total Short–Term Investments
(Cost $21,589)		21,589

Total Investments – 148.5%
(Cost $87,501)		87,686

Liabilities less Other Assets – (48.5)%		(28,655)
NET ASSETS – 100.0%		$59,031

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security.
(3)	Investment in affiliated portfolio.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2009, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	100.0%

Total	100.0%

* Standard & Poor’s Rating Services

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000s)	OTHER FINANCIAL INSTRUMENTS* (000s)

Level 1	$14,486	$–

Level 2	73,200	–

Level 3	–	–

Total	$87,686	$–

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (collectively, the “Portfolios” or “Fixed Income Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.), Inc. (“PNC Global Investment Servicing”), served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2009, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Bond, Core Bond, and U.S. Treasury Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity.

FIXED INCOME PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts. Further information on how these positions impact the Financial Statements can be found in Note 10.

At May 31, 2009, the Bond, Core Bond and Short Bond Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $649,000, $474,000 and $300,000 respectively.

C) STRIPPED SECURITIES Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable forward exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts. Further information on how these positions impact the Financial Statements can be found in Note 10.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. The aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $12,856, $5,195, $2,194, $13,518 and $5,891 for the Bond, Core Bond, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios respectively. When-issued securities at May 31, 2009, if any, are noted in each Portfolio’s Schedule of Investments and in aggregate, in each Portfolio’s Statement of Assets and Liabilities.

G) MORTGAGE DOLLAR ROLLS The Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

H) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

I) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

J) PORTFOLIO SECURITIES LOANED Certain Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2009. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in Liquid Assets Portfolio is less than 5 percent, except the U.S. Treasury Index Portfolio, which is approximately 8%. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2009, were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	FEES EARNED BY NORTHERN TRUST
Bond	$22,408	$22,512	$ —	$46
Core Bond	7,465	7,492	—	26
U.S. Treasury Index	56,961	57,596	—	76
Intermediate Bond	3,133	3,184	—	9
Short Bond	13,985	14,223	—	35
U.S. Government Securities	14,264	14,486	—	23

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2009. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2009.

Portfolio	BROKER/DEALER	% OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
U.S. Treasury Index	Citigroup Global Markets, Inc. HSBC Securities Inc. BNP Paribus Securities Corp. Goldman, Sachs & Co.	6.6% 6.7% 10.7% 13.3%
U.S. Government Securities	Citigroup Global Markets, Inc. Goldman, Sachs & Co.	6.7% 9.1%

K) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Bond	Monthly
Core Bond	Monthly
U.S. Treasury Index	Monthly
Intermediate Bond	Monthly
Short Bond	Monthly
U.S. Government Securities	Monthly

FIXED INCOME PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Distribution of net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

L) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended November 30, 2008, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
Bond	$3,903
Core Bond	3,564
U.S. Treasury Index	4
Intermediate Bond	58
Short Bond	199

At November 30, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2010	NOVEMBER 30, 2013	NOVEMBER 30, 2014	NOVEMBER 30, 2015	NOVEMBER 30, 2016
Bond	$8,192	$ —	$13,256	$1,065	$1,159
Core Bond	—	122	3,102	1,997	412
Intermediate Bond	—	310	601	192	—
Short Bond	2,589	2,106	1,131	653	932
U.S. Government Securities	—	—	335	—	—

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2008, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$ —	$678	$ —
Core Bond	—	219	—
U.S. Treasury Index	—	208	130
Intermediate Bond	—	32	—
Short Bond	—	87	—
U.S. Government Securities	—	48	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$ —	$11,897	$ —
Core Bond	—	8,669	—
U.S. Treasury Index	—	6,168	—
Intermediate Bond	—	1,187	—
Short Bond	—	4,092	—
U.S. Government Securities	—	2,025	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond	$ —	$13,336	$ —
Core Bond	—	10,199	—
U.S. Treasury Index	—	2,370	—
Intermediate Bond	—	1,615	—
Short Bond	—	8,033	—
U.S. Government Securities	—	3,145	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolios adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the net asset value, financial condition or results of operations of the Portfolios. As of November 30, 2008, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2009, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2009, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Bond	0.40%	0.15%	0.25%
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Intermediate Bond	0.40%	0.15%	0.25%
Short Bond	0.40%	0.15%	0.25%
U.S. Government Securities	0.40%	0.15%	0.25%

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Bond	$13	$ —	$ —
Core Bond	7	—	—
U.S. Treasury Index	9	1	—
Intermediate Bond	1	—	—
Short Bond	6	—	—
U.S. Government Securities	3	—	—

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009 the Portfolios had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolios, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolios paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Portfolios. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolios by PNC Global Investment Servicing. The administration fee rate payable by the Portfolios is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. As of January 1, 2009, NTI does not pay a portion of the administration fees received to PNC Global Investment Servicing.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

FIXED INCOME PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio’s average daily net assets, NTI as administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.

The expenses reimbursed during the six months ended May 31, 2009, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	CLASS C	CLASS D
U.S. Treasury Index	$1	$—

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond	$632,758	$146,925	$690,701	$116,749
Core Bond	316,070	77,674	379,424	68,159
U.S. Treasury Index	38,895	—	117,167	—
Intermediate Bond	88,298	15,979	96,136	11,059
Short Bond	480,297	48,106	494,839	31,680
U.S. Government Securities	378,302	6,941	392,704	3,864

At May 31, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Bond	$6,275	$(2,939)	$3,336	$300,158
Core Bond	3,375	(2,203)	1,172	134,631
U.S. Treasury Index	5,544	(594)	4,950	187,351
Intermediate Bond	385	(383)	2	37,188
Short Bond	1,475	(242)	1,233	171,393
U.S. Government Securities	267	(82)	185	87,501

7. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) rate and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expense. The agreement will expire on December 10, 2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense during the six months ended May 31, 2009.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	1,299	$25,486	242	$4,731	(3,073)	$(59,918)	(1,532)	$(29,701)
Core Bond	745	7,235	309	3,007	(7,314)	(71,167)	(6,260)	(60,925)
U.S. Treasury Index	1,055	24,633	122	2,833	(4,498)	(104,856)	(3,321)	(77,390)
Intermediate Bond	416	8,319	15	311	(302)	(6,054)	129	2,576
Short Bond	3,661	67,489	56	1,034	(2,999)	(55,286)	718	13,237
U.S. Government Securities	152	3,131	27	555	(854)	(17,622)	(675)	(13,936)

Transactions in Class A shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	3,791	$73,955	481	$9,295	(4,481)	$(86,944)	(209)	$(3,694)
Core Bond	3,468	34,230	873	8,424	(7,141)	(68,996)	(2,800)	(26,342)
U.S. Treasury Index	5,442	120,588	251	5,532	(2,297)	(50,898)	3,396	75,222
Intermediate Bond	202	3,969	45	891	(541)	(10,606)	(294)	(5,746)
Short Bond	6,127	111,943	167	3,058	(7,009)	(127,926)	(715)	(12,925)
U.S. Government Securities	681	13,534	94	1,861	(663)	(13,154)	112	2,241

Transactions in Class C shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	1	$21	—	$4	(3)	$(69)	(2)	$(44)
U.S. Treasury Index	115	2,676	1	21	(259)	(5,994)	(143)	(3,297)

FIXED INCOME PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Transactions in Class C shares* for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	7	$145	1	$13	(14)	$(278)	(6)	$(120)
U.S. Treasury Index	134	2,987	4	81	(72)	(1,586)	66	1,482

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

Transactions in Class D shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	—	$—	—	$1	—	$—	—	$1
U.S. Treasury Index	—	1	—	—	—	(9)	—	(8)
Short Bond	1	5	—	—	—	(1)	1	4
U.S. Government Securities	—	1	—	—	—	—	—	1

Transactions in Class D shares* for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	1	$8	—	$2	(2)	$(27)	(1)	$(17)
U.S. Treasury Index	7	139	—	1	(59)	(1,312)	(52)	(1,172)
Intermediate Bond	—	1	—	—	(2)	(44)	(2)	(43)
Short Bond	—	14	—	1	(16)	(298)	(16)	(283)
U.S. Government Securities	—	1	—	3	(2)	(41)	(2)	(37)

*	Core Bond’s activity in shares and dollars for Class C and Class D was less than 500.

9. IN-KIND REDEMPTIONS

Investors in the U.S Treasury Index Portfolio elected to receive securities rather than cash for their redemption proceeds in accordance with the Portfolio’s Prospectus and Statement of Additional Information. These investors received securities with a value equal to the value of the shares they owned at the redemption date. The value of the securities received and the shares redeemed was determined pursuant to the Portfolio’s procedures for calculating the Portfolio’s NAV per share.

Gains of approximately $3,637,000 on the securities distributed to shareholders are included in “Net realized gains (losses) on investments” on the Portfolio’s Statement of Operations and on the Portfolio’s Statement of Changes in Net Assets, and the redemption amount of approximately $60,924,000 is included in the “Net increase (decrease) in net assets resulting from capital share transactions” on the Portfolio’s Statement of Changes in Net Assets.

10. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on each Portfolio’s financial position and results of operations.

None of the derivatives held in the Portfolios have been designated as hedging instruments under Financial Accounting Standards Board statement of Financial Accounting Standards No. 133 (Accounting for Derivative Instruments and Hedging Activities). The objectives and strategies of these derivatives and counterparty credit risk can be found in Note 2.

Below are the types of derivatives in the Bond Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Treasury note contracts	Receivable for variation margin on futures contracts	$50	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the Bond Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net realized gains (losses) on futures contracts	$169
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(95)

Below are the types of derivatives in the Core Bond Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Treasury note contracts	Receivable for variation margin on futures contracts	$29	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the Core Bond Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net realized gains (losses) on futures contracts	$91
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(55)

Below are the types of derivatives in the Intermediate Bond Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Treasury note contracts	Receivable for variation margin on futures contracts	$ —	Payable for variation margin on futures contracts	$ —

FIXED INCOME PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

The following tables set forth by primary risk exposure the Intermediate Bond Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net realized gains (losses) on futures contracts	$13

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$—

Below are the types of derivatives in the Short Bond Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Treasury note contracts	Receivable for variation margin on futures contracts	$4	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the Short Bond Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net realized gains (losses) on futures contracts	$16
	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1)

Below are the types of derivatives in the U.S Government Securities Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS		LIABILITIES
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Treasury note contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$—

The following tables set forth by primary risk exposure the U.S. Government Securities Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net realized gains (losses) on futures contracts	$(20)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Treasury note contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$—

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED MAY 31, 2009*

	TREASURY NOTE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT
Bond Portfolio	18	$4,727,092
Core Bond Portfolio	16	2,492,731
Intermediate Bond Portfolio	8	968,485
Short Bond Portfolio	2	3,579,153
U.S. Government Securities Portfolio	7	2,404,872

*	Activity during the period is measured by number of trades during the period and average notional amount for Treasury note contracts.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs; (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.36%	$1,000.00	$1,058.40	$1.85
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,056.10	$3.08
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,055.90	$3.84
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

CORE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.36%	$1,000.00	$1,066.10	$1.85
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,064.90	$3.09
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,063.90	$3.86
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. TREASURY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.26%	$1,000.00	$991.90	$1.29
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**
CLASS C
Actual	0.50%	$1,000.00	$990.90	$2.48
Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52	**
CLASS D
Actual	0.65%	$1,000.00	$989.90	$3.22
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28	**

FIXED INCOME PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

INTERMEDIATE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.36%	$1,000.00	$1,053.80	$1.84
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,051.80	$3.84
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

SHORT BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.36%	$1,000.00	$1,039.00	$1.83
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,036.50	$3.81
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. GOVERNMENT SECURITIES

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.36%	$1,000.00	$1,019.40	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,017.50	$3.77
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) expenses borne by the Portfolios; (v) the Investment Adviser’s profitability; (vi) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (vii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees also considered the Investment Adviser’s record of communicating and servicing shareholders. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also considered the steps taken by the Investment Adviser in 2008 to strengthen its fixed income research and pricing functions. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the

FIXED INCOME PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. They also noted the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. The Trustees also took into consideration the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, and the effects of these events on the Portfolios’ performance. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also reviewed each Portfolio’s excess returns, if applicable, versus targeted returns. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and the changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews ascertain Portfolios requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues.

Based on the information received, investment performance of the Portfolios was, in general, competitive in light of the factors mentioned above. In particular, the U.S. Treasury Index Portfolio was generally tracking its index. While falling short of their respective benchmarks, the Short Bond and Core Bond Portfolios were in the top quartile of peers for the one-, three-, and five-year periods. The U.S. Government Securities, Intermediate Bond and Bond Portfolios exceeded their respective benchmarks in the one-year period and were in the top quartile of peers for the one-, three-, and five-year periods. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improve the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper.

Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of the relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed Northern’s use of the Portfolios’ brokerage commissions on its brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

TRUSTEES AND OFFICERS continued	MAY 31, 2009 (UNAUDITED)

and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Portfolios benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

FIXED INCOME PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	FIXED INCOME PORTFOLIOS

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FIXED INCOME PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

FIXED INCOME PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

17	GOVERNMENT PORTFOLIO

20	GOVERNMENT SELECT PORTFOLIO

23	TREASURY PORTFOLIO

25	TAX-EXEMPT PORTFOLIO

35	MUNICIPAL PORTFOLIO

59	ABBREVIATIONS AND OTHER INFORMATION

60	NOTES TO THE FINANCIAL STATEMENTS

67	FUND EXPENSES

69	TRUSTEES AND OFFICERS

69	APPROVAL OF ADVISORY AGREEMENT

72	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2009 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX–EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$7,212,260	(1)	$6,487,428	$16,630,506	$677,121	$1,298,690	$5,045,778
Repurchase agreements, at cost which approximates fair value	3,115,932		2,418,383	–	1,151,275	–	–
Investment in capital support agreement, at value (cost $ -)	12,349		–	–	–	–	–
Cash	–		–	76,809	47,000	102	5
Interest income receivable	9,116		13,569	35,704	394	3,493	13,396
Receivable for fund shares sold	45,000		125,000	–	–	–	–
Receivable for securities sold	–		–	–	–	9,455	19,007
Receivable from affiliated administrator	157		198	217	87	15	76
Prepaid and other assets	1,707		1,028	1,621	5	143	546
Total Assets	10,396,521		9,045,606	16,744,857	1,875,882	1,311,898	5,078,808
LIABILITIES:
Cash overdraft	45,006		122,898	–	–	–	–
Payable for fund shares redeemed	–		–	–	47,000	–	–
Payable for securities purchased	99,980		394,851	324,983	4,976	–	7,920
Distributions payable to shareholders	2,550		182	1,821	167	557	2,742
Payable to affiliates:
Investment advisory fees	2,137		1,885	1,437	143	298	410
Co-administration fees	855		754	1,437	143	119	410
Custody and accounting fees	71		2	–	–	2	1
Transfer agent fees	13		24	47	10	–	1
Trustee fees	89		36	58	1	8	21
Accrued other liabilities	133		101	113	8	12	50
Total Liabilities	150,834		520,733	329,896	52,448	996	11,555
Net Assets	$10,245,687		$8,524,873	$16,414,961	$1,823,434	$1,310,902	$5,067,253
ANALYSIS OF NET ASSETS:
Capital stock	$10,243,029		$8,524,873	$16,414,958	$1,823,428	$1,310,808	$5,067,220
Accumulated undistributed net investment income	2,460		–	–	–	86	–
Accumulated undistributed net realized gains (losses)	(9,756)		–	3	6	8	33
Net unrealized appreciation	9,954		–	–	–	–	–
Net Assets	$10,245,687		$8,524,873	$16,414,961	$1,823,434	$1,310,902	$5,067,253
Net Assets:
Shares	$10,138,725		$8,412,359	$16,190,497	$1,823,434	$1,304,402	$4,999,218
Service Shares	106,962		112,514	224,464	–	6,500	68,035
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	10,136,049		8,412,329	16,190,488	1,823,428	1,304,299	4,999,192
Service Shares	106,981		112,512	224,462	–	6,501	68,029
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00		1.00	1.00	–	1.00	1.00

(1)	Certain defaulted securities reflect a fair market value rather than amortized cost. Investments at cost are $7,214,655.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX–EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$37,808	$28,250	$45,526	$1,435	$5,680	$24,114
EXPENSES:
Investment advisory fees	12,348	11,444	17,033	1,204	1,566	5,341
Co-administration fees	4,939	4,578	8,516	601	626	2,671
Custody and accounting fees	509	407	652	60	60	239
Transfer agent fees	59	27	81	12	13	17
Registration fees	53	43	47	19	20	38
Printing fees	25	23	29	1	3	12
Professional fees	134	118	144	7	10	65
Trustee fees and expenses	76	72	84	4	8	38
Shareholder servicing fees	147	220	341	–	9	91
Participation fees	2,760	1,704	2,542	–	203	886
Other	103	58	92	2	9	38
Total Expenses	21,153	18,694	29,561	1,910	2,527	9,436
Less voluntary waivers of investment advisory fees	(45)	(137)	(8,568)	(602)	–	(2,671)
Less expenses reimbursed by administrator	(892)	(674)	(1,042)	(773)	(91)	(426)
Less custodian credits	–	(43)	–	(2)	(16)	(4)
Net Expenses	20,216	17,840	19,951	533	2,420	6,335
Net Investment Income	17,592	10,410	25,575	902	3,260	17,779
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on investments	(9,756)	–	3	6	8	33
Net change in unrealized appreciation on investments	27,424	–	–	–	–	–
Net change in unrealized depreciation on capital support agreement	(17,470)	–	–	–	–	–
Net Gains on Investments	198	–	3	6	8	33
Net Increase in Net Assets Resulting from Operations	$17,790	$10,410	$25,578	$908	$3,268	$17,812

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO
Amounts in thousands	2009	2008	2009	2008
OPERATIONS:
Net investment income	$17,592	$279,474	$10,410	$138,076
Net realized gains (losses) on investment transactions	(9,756)	3,748	–	134
Net change in unrealized appreciation on investments and net change in unrealized depreciation on capital support agreement	9,954	–	–	–
Net Increase in Net Assets Resulting from Operations	17,790	283,222	10,410	138,210
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	1,032,695	(5,747,181)	963,149	4,505,063
Net increase (decrease) in net assets resulting from Service Shares transactions	(5,394)	(97,464)	(44,928)	(21,995)
Net increase (decrease) in net assets resulting from Premier Shares transactions	–	(14,705)	(5,593)	1,391
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,027,301	(5,859,350)	912,628	4,484,459
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(18,743)	(276,273)	(10,434)	(134,790)
Total Distributions to Shares Shareholders	(18,743)	(276,273)	(10,434)	(134,790)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(123)	(3,075)	(100)	(3,204)
Total Distributions to Service Shares Shareholders	(123)	(3,075)	(100)	(3,204)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	–	(122)	–	(82)
Total Distributions to Premier Shares Shareholders	–	(122)	–	(82)
Total Increase (Decrease) in Net Assets	1,026,225	(5,855,598)	912,504	4,484,593
NET ASSETS:
Beginning of Period	9,219,462	15,075,060	7,612,369	3,127,776
End of Period	$10,245,687	$9,219,462	$8,524,873	$7,612,369
Accumulated Undistributed Net Investment Income	$2,460	$3,734	$–	$124

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)
OR FISCAL YEAR OR PERIOD ENDED NOVEMBER 30,

GOVERNMENT SELECT PORTFOLIO		TREASURY PORTFOLIO		TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO
2009	2008	2009	2008(2)	2009	2008	2009	2008

$25,575	$246,073	$902	$64	$3,260	$20,625	$17,779	$95,502
3	232	6	–	8	181	33	252
–	–	–	–	–	–	–	–
25,578	246,305	908	64	3,268	20,806	17,812	95,754

703,971	7,481,359	1,351,638	471,790	192,359	178,345	122,102	821,346
(287,614)	427,172	–	–	1,887	765	(4,220)	25,596
–	(241,344)	–	–	–	–	–	(332)
416,357	7,667,187	1,351,638	471,790	194,246	179,110	117,882	846,610

(25,622)	(238,728)	(902)	(64)	(3,344)	(20,573)	(17,884)	(94,094)
(25,622)	(238,728)	(902)	(64)	(3,344)	(20,573)	(17,884)	(94,094)

(185)	(2,917)	–	–	(10)	(63)	(147)	(1,441)
(185)	(2,917)	–	–	(10)	(63)	(147)	(1,441)

–	(4,447)	–	–	–	–	–	(14)
–	(4,447)	–	–	–	–	–	(14)
416,128	7,667,400	1,351,644	471,790	194,160	179,280	117,663	846,815

15,998,833	8,331,433	471,790	–	1,116,742	937,462	4,949,590	4,102,775
$16,414,961	$15,998,833	$1,823,434	$471,790	$1,310,902	$1,116,742	$5,067,253	$4,949,590
$–	$232	$–	$–	$86	$180	$–	$252

(2)	Commenced investment operations on November 5, 2008.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.05		0.03	0.01
Net realized and unrealized gains (losses)	–		–		–		–		–	–
Total from Investment Operations	–		0.02		0.05		0.05		0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.05)		(0.03)	(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.05)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	0.19	%(4)	2.45	%(4)	5.07%		4.70%		2.78%	1.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,138,725		$9,107,046		$14,850,516		$12,541,081		$10,608,494	$9,278,804
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.41	%(5)	0.36	%(6)	0.35	%(7)	0.35	%(7)	0.35%	0.35%
Expenses, before waivers, reimbursements and credits	0.43%		0.38%		0.37%		0.37%		0.37%	0.37%
Net investment income, net of waivers,reimbursements and credits	0.36%		2.60%		4.96%		4.61%		2.75%	0.99%
Net investment income, before waivers,reimbursements and credits	0.34%		2.58%		4.94%		4.59%		2.73%	0.97%

	SERVICE
Selected per share data	2009(3)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.04		0.02	0.01
Net realized and unrealized gains (losses)	–		–		–		–		–	–
Total from Investment Operations	–		0.02		0.05		0.04		0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.04)		(0.02)	(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.04)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	0.11	%(4)	2.18	%(4)	4.80%		4.43%		2.51%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$106,962		$112,416		$209,839		$131,092		$123,798	$109,686
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.59	%(5)	0.62	%(6)	0.61	%(7)	0.61	%(7)	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.69%		0.64%		0.63%		0.63%		0.63%	0.63%
Net investment income, net of waivers,reimbursements and credits	0.18%		2.34%		4.70%		4.35%		2.49%	0.73%
Net investment income, before waivers,reimbursements and credits	0.08%		2.32%		4.68%		4.33%		2.47%	0.71%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(4)	Without the value of the capital support agreement, the total return would have been 0.38% and 0.22%, for the Shares and Service Shares, respectively for the period ended May 31, 2009 and 2.19% and 1.95%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,727,000 and $33,000 for Shares and Service Shares, respectively, which represents 0.06% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,026,000 and $13,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $859,000 and $806,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.05		0.03		0.01
Total from Investment Operations	–		0.02		0.05		0.05		0.03		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.05)		(0.03)		(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.05)		(0.03)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(1)	0.13%		2.30%		4.93%		4.65%		2.74%		0.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,412,359		$7,449,332		$2,944,139		$2,885,277		$2,768,848		$2,441,013
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.39	%(4)	0.36	%(5)	0.35	%(6)	0.35	%(6)	0.35	%(6)	0.35%
Expenses, before waivers, reimbursements and credits	0.40%		0.38%		0.37%		0.38%		0.37%		0.38%
Net investment income, net of waivers,reimbursements and credits	0.23%		2.13%		4.87%		4.57%		2.74%		0.95%
Net investment income, before waivers,reimbursements and credits	0.22%		2.11%		4.85%		4.54%		2.72%		0.92%

	SERVICE
Selected per share data	2009(3)		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.04		0.02		0.01
Total from Investment Operations	–		0.02		0.05		0.04		0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.04)		(0.02)		(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.04)		(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(1)	0.06%		2.04%		4.67%		4.38%		2.48%		0.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$112,514		$157,444		$179,435		$104,203		$87,499		$80,782
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.53	%(4)	0.62	%(5)	0.61	%(6)	0.61	%(6)	0.61	%(6)	0.61%
Expenses, before waivers, reimbursements and credits	0.66%		0.64%		0.63%		0.64%		0.63%		0.64%
Net investment income, net of waivers,reimbursements and credits	0.09%		1.87%		4.61%		4.31%		2.48%		0.69%
Net investment income (loss), before waivers,reimbursements and credits	(0.04)%		1.85%		4.59%		4.28%		2.46%		0.66%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,677,000 and $27,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $622,000 and $10,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $348,000, $342,000 and $241,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.05		0.03	0.01
Total from Investment Operations	–		0.02		0.05		0.05		0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.05)		(0.03)	(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.05)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	0.16%		2.31%		5.03%		4.72%		2.85%	1.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$16,190,497		$15,486,752		$8,005,182		$4,713,406		$4,060,096	$4,220,463
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.23	%(4)	0.21	%(5)	0.20	%(6)	0.20	%(6)	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.34%		0.33%		0.32%		0.32%		0.33%	0.32%
Net investment income, net of waivers,reimbursements and credits	0.30%		2.13%		4.90%		4.64%		2.80%	1.04%
Net investment income, before waivers,reimbursements and credits	0.19%		2.01%		4.78%		4.52%		2.67%	0.92%

	SERVICE
Selected per share data	2009(3)		2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05		0.04		0.03	0.01
Total from Investment Operations	–		0.02		0.05		0.04		0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)		(0.04)		(0.03)	(0.01)
Total Distributions Paid	–		(0.02)		(0.05)		(0.04)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(1)	0.06%		2.05%		4.75%		4.45%		2.58%	0.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$224,464		$512,081		$84,905		$68,295		$69,519	$116,841
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.43	%(4)	0.47	%(5)	0.46	%(6)	0.46	%(6)	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.60%		0.59%		0.58%		0.58%		0.59%	0.58%
Net investment income, net of waivers,reimbursements and credits	0.10%		1.87%		4.64%		4.38%		2.54%	0.78%
Net investment income (loss), before waivers,reimbursements and credits	(0.07)%		1.75%		4.52%		4.26%		2.41%	0.66%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,526,000 and $16,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $920,000 and $24,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $380,000 and $416,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2009(3)	2008(4)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–
Total from Investment Operations	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–
Total Distributions Paid	–	–
Net Asset Value, End of Period	$1.00	$1.00
Total Return(1)	0.07%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,823,434	$471,790
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.09%	0.00%
Expenses, before waivers, reimbursements and credits	0.32%	0.57%
Net investment income, net of waivers, reimbursements and credits	0.15%	0.30%
Net investment loss, before waivers, reimbursements and credits	(0.08)%	(0.27)%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4)	For the period November 5, 2008 (commencement of operations) through November 30, 2008. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.03	0.03	0.02	0.01
Total from Investment Operations	–		0.02		0.03	0.03	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.03)	(0.03)	(0.02)	(0.01)
Total Distributions Paid	–		(0.02)		(0.03)	(0.03)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.27%		2.18%		3.36%	3.11%	1.98%	0.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,304,402		$1,112,129		$933,614	$549,349	$685,136	$616,369
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.38	%(4)	0.36	%(5)	0.35%	0.35%	0.35%	0.35%
Expenses, before reimbursements and credits	0.40%		0.38%		0.38%	0.38%	0.38%	0.38%
Net investment income, net of reimbursements and credits	0.53%		2.14%		3.32%	3.00%	1.96%	0.86%
Net investment income, before reimbursements and credits	0.51%		2.12%		3.29%	2.97%	1.93%	0.83%

	SERVICE
Selected per share data	2009(3)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.03	0.03	0.02	0.01
Total from Investment Operations	–		0.02		0.03	0.03	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.03)	(0.03)	(0.02)	(0.01)
Total Distributions Paid	–		(0.02)		(0.03)	(0.03)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.15%		1.92%		3.10%	2.82%	1.72%	0.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,500		$4,613		$3,848	$4,023	$4,769	$4,347
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.64	%(4)	0.62	%(5)	0.61%	0.61%	0.61%	0.61%
Expenses, before reimbursements and credits	0.66%		0.64%		0.64%	0.64%	0.64%	0.64%
Net investment income, net of reimbursements and credits	0.27%		1.88%		3.06%	2.74%	1.70%	0.60%
Net investment income, before reimbursements and credits	0.25%		1.86%		3.03%	2.71%	1.67%	0.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $202,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $75,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.03	0.03		0.02	0.01
Total from Investment Operations	–		0.02		0.03	0.03		0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.03)	(0.03)		(0.02)	(0.01)
Total Distributions Paid	–		(0.02)		(0.03)	(0.03)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return(1)	0.34%		2.29%		3.52%	3.24%		2.13%	1.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,999,218		$4,877,332		$4,055,785	$2,454,129		$1,095,146	$1,237,629
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.23	%(4)	0.21	%(5)	0.20%	0.20	%(6)	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.35%		0.33%		0.32%	0.32%		0.32%	0.33%
Net investment income, net of waivers, reimbursements and credits	0.67%		2.24%		3.47%	3.23%		2.12%	1.03%
Net investment income, before waivers, reimbursements and credits	0.55%		2.12%		3.35%	3.11%		2.00%	0.90%

	SERVICE
Selected per share data	2009(3)		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.03	0.03		0.02	0.01
Total from Investment Operations	–		0.02		0.03	0.03		0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.03)	(0.03)		(0.02)	(0.01)
Total Distributions Paid	–		(0.02)		(0.03)	(0.03)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return(1)	0.20%		2.02%		3.26%	2.98%		1.87%	0.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$68,035		$72,258		$46,658	$55,183		$89,445	$74,568
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.49	%(4)	0.47	%(5)	0.46%	0.46	%(6)	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.61%		0.59%		0.58%	0.58%		0.58%	0.59%
Net investment income, net of waivers, reimbursements and credits	0.41%		1.98%		3.21%	2.97%		1.86%	0.77%
Net investment income, before waivers, reimbursements and credits	0.29%		1.86%		3.09%	2.85%		1.74%	0.64%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $868,000 and $18,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $322,000 and $7,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $166,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 28.8%

Non-U.S. Depository Institutions – 28.8%

Abbey National PLC, Stamford,

0.45%, 8/7/09	$137,000	$137,005

Australia & New Zealand Bank, New York,

0.25%, 6/26/09	95,000	95,000

0.37%, 7/6/09	60,000	60,000

Banco Bilbao Vizcaya Argentaria,

0.60%, 7/29/09	65,000	65,000

0.55%, 8/7/09	50,000	50,000

Bank of Montreal, Chicago Branch,

0.25%, 6/30/09	100,000	100,000

Bank of Nova Scotia, New York Branch,

0.55%, 7/16/09	50,000	50,000

Barclays Bank, London Branch,

1.71%, 7/9/09	50,000	50,000

Barclays Bank, New York Branch,

0.45%, 8/14/09	75,000	75,000

1.20%, 11/20/09	140,000	140,000

BNP Paribas S.A., London Branch,

0.77%, 7/2/09	125,000	125,000

0.60%, 8/5/09	100,000	100,000

Commonwealth of Australia,

0.50%, 6/22/09	30,000	30,000

Credit Agricole S.A., London Branch,

0.77%, 7/17/09	75,000	75,000

0.75%, 7/20/09	50,000	50,000

0.45%, 8/13/09	50,000	50,000

0.42%, 8/19/09	75,000	75,000

Deutsche Bank, New York Branch,

0.62%, 7/15/09	60,000	60,000

0.62%, 7/16/09	75,000	75,000

HSBC PLC, London,

1.20%, 7/9/09	60,000	60,000

0.38%, 8/18/09	60,000	60,000

0.39%, 8/19/09	75,000	75,000

Lloyds Bank, London Branch,

1.68%, 7/9/09	50,000	50,000

1.40%, 7/15/09	50,000	50,000

Lloyds Bank, New York Branch,

1.04%, 7/17/09	95,000	95,000

1.11%, 11/30/09	53,000	53,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 28.8% continued

Non-U.S. Depository Institutions – 28.8% continued

National Australia Bank, London Branch,

0.60%, 7/1/09	$65,000	$65,000

0.60%, 7/16/09	50,000	50,000

0.48%, 8/7/09	100,000	100,000

Rabobank Nederland, New York Branch,

0.75%, 6/16/09	60,000	60,000

0.70%, 7/3/09	100,000	100,000

0.55%, 11/23/09	87,500	87,500

0.55%, 12/1/09	25,000	25,000

Royal Bank of Scotland, London Branch,

1.86%, 7/9/09	50,000	50,000

Royal Bank of Scotland, New York Branch,

1.40%, 6/25/09	50,000	50,000

1.20%, 6/30/09	125,000	125,000

1.55%, 7/14/09	40,000	40,000

1.27%, 11/27/09	47,000	47,000

Societe Generale, London Branch,

1.00%, 6/16/09	50,000	50,000

0.79%, 7/1/09	75,000	75,000

0.82%, 7/6/09	50,000	50,000

Westpac Banking Corp.,

0.48%, 8/6/09	75,000	75,000
Total Certificates of Deposit
(Cost $2,954,505)		2,954,505

COMMERCIAL PAPER – 12.0%

Electronic and Other Electronic Components – 1.6%

General Electric Capital Services,

0.55%, 8/3/09	50,000	49,952

General Electric Co.,

0.25%, 6/25/09	115,000	114,981
		164,933

Multi-Seller Conduits – 9.1%

Chariot Funding LLC,

0.25%, 6/16/09	17,854	17,852

0.23%, 6/26/09	51,385	51,377

Edison Asset Securitization,

0.25%, 7/1/09	35,019	35,012

Enterprise Funding LLC,

0.27%, 6/17/09	40,616	40,611

0.25%, 6/19/09	4,001	4,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 12.0% continued

Multi-Seller Conduits – 9.1% continued

Fairway Finance Corp.,

0.25%, 6/22/09	$7,464	$7,463

Jupiter Securitization Corp.,

0.23%, 6/17/09	25,000	24,997

0.23%, 6/22/09	85,000	84,989

Kitty Hawk Funding Corp.,

0.25%, 6/26/09	12,004	12,002

Liberty Street Funding Co.,

0.26%, 6/19/09	52,000	51,993

0.25%, 6/22/09	12,000	11,998

0.25%, 6/25/09	25,000	24,996

Park Avenue Receivables, (1)

0.25%, 6/11/09	20,000	19,999

0.23%, 6/18/09	45,014	45,009

0.23%, 6/25/09	52,000	51,992

Sheffield Receivables Corp.,

0.32%, 6/1/09	30,000	30,000

0.32%, 6/3/09	45,000	44,999

0.32%, 6/5/09	50,000	49,998

0.25%, 6/17/09	35,000	34,996

0.25%, 6/25/09	25,000	24,996

Thames Asset Global Securitization Number One, Inc.,

0.78%, 7/7/09	81,798	81,734

0.43%, 7/15/09	118,221	118,159

Yorktown Capital LLC,

0.27%, 6/18/09	59,516	59,509
		928,681

Non-Depository Personal Credit – 0.5%

General Electric Capital Corp.,

0.27%, 6/8/09	50,000	49,997

Non-U.S. Bank - Non-U.S. Government – 0.8%

Danske Corp., Sovereign Gtd.,

1.05%, 7/20/09	40,000	39,943

1.17%, 7/28/09	30,000	29,944

1.50%, 8/17/09	15,000	14,952
		84,839
Total Commercial Paper
(Cost $1,228,450)		1,228,450

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 2.6%

Non-Depository Personal Credit – 0.8%

General Electric Capital Corp., FRN,

0.35%, 6/24/09	$83,000	$83,000

Structured Investment Vehicles – 0.1%

Whistlejacket Capital LLC, FRN, (1) (2) †

5.15%, 4/21/08	11,526	5,071

2.78%, 5/15/08	7,216	3,175

3.81%, 7/23/08	7,214	3,174
		11,420

U.S. Depository Institutions – 1.7%

Bank of America N.A., FDIC Gtd.,

1.36%, 6/15/09, FRN	100,000	100,000

1.05%, 1/22/10	75,000	75,000
		175,000
Total Corporate Notes/Bonds
(Cost $271,815)		269,420

EURODOLLAR TIME DEPOSITS – 6.1%

Non-U.S. Depository Institutions – 4.9%

Banco Bilbao Vizcaya Argentaria, London,

0.22%, 6/1/09	55,000	55,000

BNP Paribas, Paris,

0.24%, 6/1/09	40,000	40,000

CALYON, Grand Cayman,

0.23%, 6/1/09	100,000	100,000

Lloyds Bank, London,

0.24%, 6/1/09	100,000	100,000

Societe Generale, Paris, France,

0.23%, 6/1/09	200,000	200,000
		495,000

U.S. Depository Institution – 1.2%

JPMorgan Chase Bank, Toronto,

0.18%, 6/1/09	125,000	125,000
Total Eurodollar Time Deposits
(Cost $620,000)		620,000

PROMISSORY NOTE – 1.5%

Security, Commodity, Brokers/Dealers – 1.5%

Goldman Sachs Group, FDIC Insured,

0.46%, 6/30/09	150,000	150,000
Total Promissory Note
(Cost $150,000)		150,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.3% (3)

Fannie Mae – 2.0%

FNMA Discount Notes,

0.50%, 6/17/09	$55,000	$54,988

2.84%, 7/2/09	30,000	29,927

0.61%, 9/8/09	40,000	39,933

FNMA FRN,

1.03%, 7/13/09	40,000	39,972

0.97%, 8/5/09	40,000	39,976
		204,796

Federal Home Loan Bank – 13.0%

FHLB Bonds,

2.64%, 6/3/09	50,000	50,000

2.91%, 6/18/09	40,000	40,000

3.00%, 6/18/09	25,000	25,003

1.05%, 2/23/10	25,000	24,981

1.10%, 3/10/10	45,000	44,981

4.38%, 3/17/10	47,000	48,174

0.90%, 4/7/10	40,000	39,980

0.88%, 4/15/10	50,000	50,000

0.82%, 4/23/10	25,000	25,000

0.82%, 4/28/10	25,000	24,996

0.80%, 4/30/10	30,000	30,011

0.80%, 5/17/10	30,000	29,982

0.55%, 6/10/10	35,000	34,980

0.70%, 6/25/10	40,000	40,000

FHLB Discount Notes,

1.12%, 12/4/09	128,000	127,259

0.85%, 12/11/09	75,000	74,658

1.00%, 2/10/10	20,000	19,859

1.00%, 2/23/10	48,000	47,644

1.00%, 3/4/10	40,000	39,693

FHLB FRN,

0.53%, 6/1/09	50,000	50,000

0.65%, 6/1/09	100,000	100,000

0.72%, 6/1/09	40,000	40,000

0.79%, 6/1/09	40,000	40,000

0.82%, 6/1/09	75,000	75,000

0.85%, 6/1/09	60,000	59,990

1.11%, 7/8/09	75,000	75,000

1.02%, 7/28/09	75,000	75,000
		1,332,191

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.3% (3) continued

Freddie Mac – 2.3%

FHLMC Discount Note,

2.94%, 8/17/09	$30,000	$29,811

FHLMC FRN,

1.24%, 6/3/09	75,000	74,971

1.26%, 6/10/09	75,000	74,962

FHLMC Note,

1.25%, 3/23/10	60,000	60,000
		239,744
Total U.S. Government Agencies
(Cost $1,776,731)		1,776,731

U.S. GOVERNMENT OBLIGATIONS – 2.1%

U.S. Treasury Bills – 1.2%

0.41%, 10/22/09	15,000	14,975

0.70%, 12/17/09	45,000	44,826

0.51%, 4/1/10	60,000	59,740
		119,541

U.S. Treasury Notes – 0.9%

3.63%, 7/15/09	25,000	25,043

4.63%, 7/31/09	48,000	48,192

4.63%, 11/15/09	20,000	20,378
		93,613
Total U.S. Government Obligations
(Cost $213,154)		213,154

Investments, at Amortized Cost
(Cost $7,214,655)		7,212,260

REPURCHASE AGREEMENTS – 30.4%
(Collateralized at a minimum of 102%) Joint Repurchase Agreements – 1.3% (4)

Morgan Stanley & Co., Inc., dated 5/29/09, repurchase price $29,622

0.14%, 6/1/09	29,622	29,622

Societe Generale, New York Branch, dated 5/29/09, repurchase price $59,245

0.16%, 6/1/09	59,244	59,244

UBS Securities LLC, dated 5/29/09, repurchase price $44,434

0.16%, 6/1/09	44,433	44,433
		133,299

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 30.4% continued
(Collateralized at a minimum of 102%) Repurchase Agreements – 29.1% (5)

Bank of America N.A., dated 5/29/09, repurchase price $1,075,017

0.19%, 6/1/09	$1,075,000	$1,075,000

BNP Paribas Securities Corp., dated 5/29/09, repurchase price $775,012

0.19%, 6/1/09	775,000	775,000

Citigroup Global Markets, Inc., dated 5/29/09, repurchase price $132,635

0.19%, 6/1/09	132,633	132,633

Deutsche Bank Securities, Inc., dated 5/29/09, repurchase price $150,002

0.17%, 6/1/09	150,000	150,000

Societe Generale, New York Branch, dated 5/29/09, repurchase price $850,013

0.19%, 6/1/09	850,000	850,000
		2,982,633
Total Repurchase Agreements
(Cost $3,115,932)		3,115,932

CAPITAL SUPPORT AGREEMENT – 0.1%

Northern Trust Corp., (6)	—	12,349
Total Capital Support Agreement
(Cost $—)		12,349

Total Investments – 100.9%
(Cost $10,330,587) (7)		10,340,541

Liabilities less Other Assets – (0.9)%		(94,854)
NET ASSETS – 100.0%		$10,245,687

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $11,420,000 or 0.1% of net assets.

Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$11,523
2.78%, 5/15/08	5/10/07	7,215
3.81%, 7/23/08	7/17/07	7,212

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$87,854	2.38% - 6.25%	8/15/23 - 2/15/36
U.S. Treasury Notes	$48,552	1.13% - 4.25%	1/15/10 - 7/15/17

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$594,453	4.50% - 6.50%	12/1/22 - 9/1/38
FNMA	$2,307,824	3.28% - 6.58%	7/1/17 - 6/1/39
GNMA	$15,335	4.00%	4/15/39
U.S. Treasury Note	$153,000	2.38%	3/31/16

(6)	Investment in affiliate. Additional information can be found in the Notes to the Financial Statements.

(7)	The cost for federal income tax purposes was $10,330,587.

†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Diversified Assets Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security. Additional information regarding the CSA can be found in the Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	41.0%
2 - 15 Days	4.7
16 - 30 Days	14.7
31 - 60 Days	17.8
61 - 97 Days	9.5
98 - 180 Days	3.4
181 - 270 Days	4.5
271 Days - 1 Year	4.4

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of May, 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	10,316,772	—
Level 3	11,420	12,349

Total	$10,328,192	$12,349

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/08	$39,382	$29,819
Realized gain (loss)	(9,954)	—
Change in unrealized appreciation (depreciation)	37,378	(17,470)
Net purchases (sales)	(55,386)	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/09	$11,420	$12,349

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The amount of change in unrealized gain (loss) due to investments in level 3 securities still held at May 31, 2009 was $27,424,000 for other financial instruments and $(17,470,000) for capital support agreement which is included in the Statements of Operations as part of the net change in unrealized appreciation on investments and net change in unrealized depreciation on capital support agreement.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 59.7% (1)

Fannie Mae – 14.3%

FNMA Bond,

4.63%, 12/15/09	$13,000	$13,297

FNMA Discount Notes,

0.49%, 6/1/09	253,318	253,318

0.13%, 6/8/09	20,000	20,000

0.37%, 7/1/09	28,000	27,991

0.26%, 8/3/09	160,180	160,107

0.28%, 8/3/09	73,863	73,827

0.53%, 8/3/09	34,000	33,969

0.24%, 9/1/09	225,000	224,862

0.50%, 9/1/09	35,000	34,955

0.66%, 9/1/09	37,160	37,097

0.57%, 9/2/09	40,000	39,941

0.55%, 9/9/09	12,200	12,181

1.00%, 12/10/09	70,000	69,627

0.42%, 2/1/10	15,275	15,231

FNMA FRN,

0.91%, 7/28/09	20,000	20,023

0.97%, 8/5/09	35,000	34,979

FNMA Notes,

6.38%, 6/15/09	65,485	65,634

4.00%, 9/10/09	10,000	10,098

6.63%, 9/15/09	24,843	25,282

3.88%, 12/10/09	45,238	46,055
		1,218,474

Federal Farm Credit Bank – 6.5%

FFCB Discount Notes,

0.30%, 6/16/09	25,000	24,997

2.63%, 7/8/09	25,000	24,932

0.45%, 8/17/09	100,000	99,904

0.50%, 3/30/10	25,000	24,895

FFCB FRN,

0.67%, 6/1/09	35,000	35,000

0.32%(2), 6/2/09	30,000	29,999

0.64%, 6/15/09	99,000	99,068

0.17%, 6/16/09	25,000	25,000

0.56%, 6/20/09	100,000	100,000

0.23%, 6/22/09	13,500	13,497

0.30%, 6/22/09	50,000	50,000

0.30%, 6/25/09	30,000	30,000
		557,292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 59.7% (1) continued

Federal Home Loan Bank – 21.9%

FHLB Bonds,

5.13%, 6/4/09	$6,500	$6,502

3.13%, 6/19/09	25,000	25,035

2.70%, 6/30/09	20,000	20,037

2.56%, 8/4/09	20,000	20,069

5.00%, 9/18/09	11,620	11,776

4.50%, 10/9/09	94,885	96,159

2.46%, 10/20/09	52,500	52,855

3.22%, 10/30/09	15,000	15,156

0.85%, 12/29/09	100,000	99,960

5.00%, 3/12/10	10,000	10,353

FHLB Discount Notes,

0.07%, 6/1/09	150,000	150,000

0.14%, 6/3/09	50,000	50,000

0.17%, 6/3/09	75,000	74,999

0.18%, 6/10/09	90,000	89,996

0.23%, 6/12/09	25,000	24,998

0.25%, 6/15/09	60,000	59,994

0.31%, 6/16/09	100,000	99,987

0.18%, 6/23/09	40,000	39,996

0.15%, 6/26/09	80,000	79,992

0.22%, 7/15/09	75,000	74,980

0.57%, 7/20/09	100,000	99,922

0.18%, 7/21/09	30,000	29,992

0.21%, 8/19/09	100,000	99,954

0.59%, 8/28/09	125,000	124,820

0.78%, 11/23/09	60,000	59,772

0.80%, 12/4/09	40,000	39,835

0.75%, 12/23/09	23,428	23,328

0.51%, 5/27/10	80,000	79,592

FHLB FRN,

0.57%, 6/1/09	24,500	24,498

0.67%, 6/1/09	30,000	29,996

0.28%, 6/19/09	80,000	79,911

0.24%, 6/30/09	35,000	34,984

1.04%, 7/14/09	30,000	29,993

FHLB Note,

5.38%, 7/17/09	6,840	6,883
		1,866,324

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 59.7% (1) continued

Freddie Mac – 16.5%

FHLMC Discount Notes,

1.20%, 6/8/09	$30,000	$29,993

1.22%, 6/8/09	40,000	39,991

0.34%, 6/15/09	220,000	219,971

0.30%, 6/25/09	11,785	11,783

0.20%, 6/29/09	16,672	16,669

0.40%, 6/30/09	21,800	21,793

0.40%, 7/6/09	13,310	13,305

0.57%, 9/8/09	50,000	49,922

0.60%, 9/21/09	115,000	114,785

0.62%, 9/22/09	65,000	64,874

0.23%, 9/30/09	20,000	19,985

0.73%, 11/23/09	93,000	92,670

0.74%, 11/23/09	45,000	44,838

0.76%, 12/7/09	23,815	23,720

0.80%, 12/28/09	70,000	69,673

0.89%, 1/4/10	43,000	42,769

FHLMC FRN,

1.24%, 6/3/09	50,000	49,981

0.25%, 6/28/09	60,000	60,002

1.04%, 7/14/09	120,000	119,992

0.64%, 8/24/09	65,000	64,984

FHLMC Notes,

5.00%, 6/11/09	30,000	30,038

4.25%, 7/15/09	67,089	67,397

6.63%, 9/15/09	40,000	40,725

4.13%, 11/30/09	90,000	91,625
		1,401,485

Tennessee Valley Authority – 0.5%

Tennessee Valley Authority Discount Note,

0.06%, 6/18/09	45,000	44,999
		44,999
Total U.S. Government Agencies
(Cost $5,088,574)		5,088,574

U.S. GOVERNMENT OBLIGATIONS – 16.4%

U.S. Treasury Bills – 11.7%

0.09%, 6/4/09	155,000	154,999

0.10%, 6/4/09	190,000	189,998

0.15%, 6/4/09	30,000	30,000

0.16%, 6/11/09	100,000	99,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 16.4% continued

U.S. Treasury Bills – 11.7% continued

0.23%, 6/11/09	$40,000	$39,997

0.13%, 6/18/09	55,000	54,997

0.14%, 6/25/09	50,000	49,995

0.08%, 7/2/09	70,000	69,995

0.09%, 7/2/09	70,000	69,995

0.10%, 7/2/09	150,000	149,987

0.16%, 7/23/09	40,000	39,991

0.30%, 11/12/09	35,000	34,952

0.44%, 12/17/09	13,500	13,468
		998,370

U.S. Treasury Notes – 4.7%

4.88%, 6/30/09	50,000	50,190

4.88%, 8/15/09	50,000	50,485

6.00%, 8/15/09	30,000	30,365

3.38%, 9/15/09	40,000	40,367

4.00%, 9/30/09	55,000	55,683

3.38%, 10/15/09	25,000	25,289

3.63%, 10/31/09	70,000	70,948

3.25%, 12/31/09	40,000	40,668

6.50%, 2/15/10	35,000	36,489
		400,484
Total U.S. Government Obligations
(Cost $1,398,854)		1,398,854

Investments, at Amortized Cost
(Cost $6,487,428)		6,487,428

REPURCHASE AGREEMENTS – 28.4%
(Collateralized at a minimum of 102%) Joint Repurchase Agreements – 0.0% (3)

Morgan Stanley & Co., Inc., dated 5/29/09, repurchase price $31

0.14%, 6/1/09	31	31

Societe Generale, New York Branch, dated 5/29/09, repurchase price $61

0.16%, 6/1/09	61	61

UBS Securities LLC, dated 5/29/09, repurchase price $46

0.16%, 6/1/09	46	46
		138

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 28.4% continued
(Collateralized at a minimum of 102%) Repurchase Agreements – 28.4% (4)

Bank of America N.A., dated 5/29/09, repurchase price $800,013

0.19%, 6/1/09	$800,000	$800,000

BNP Paribas Securities Corp., dated 5/29/09, repurchase price $450,007

0.19%, 6/1/09	450,000	450,000

Citigroup Global Markets, Inc., dated 5/29/09, repurchase price $218,248

0.19%, 6/1/09	218,245	218,245

Deutsche Bank Securities, Inc., dated 5/29/09, repurchase price $250,004

0.18%, 6/1/09	250,000	250,000

JPMorgan Securities, dated 5/29/09, repurchase price $700,011

0.19%, 6/1/09	700,000	700,000
		2,418,245
Total Repurchase Agreements
(Cost $2,418,383)		2,418,383

Total Investments – 104.5%
(Cost $8,905,811) (5)		8,905,811

Liabilities less Other Assets – (4.5)%		(380,938)
NET ASSETS – 100.0%		$8,524,873

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The coupon rate as of June 2, 2009.

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$91	2.38% - 6.25%	8/15/23 - 2/15/36
U.S. Treasury Notes	$50	1.13% - 4.25%	1/15/10 - 7/15/17

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$135,840	4.30% - 7.00%	11/1/34 - 1/1/48
FNMA	$1,500,528	3.53% - 7.00%	6/1/18 - 6/1/39
GNMA	$854,425	5.00% - 6.00%	10/20/38 - 5/15/39

(5)	The cost for federal income tax purposes was $8,905,811.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	35.2%
2 - 15 Days	16.0
16 - 30 Days	10.8
31 - 60 Days	8.2
61 - 97 Days	10.5
98 - 180 Days	10.8
181 - 270 Days	7.2
271 Days - 1 Year	1.3

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Government Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	8,905,811	—
Level 3	—	—

Total	$8,905,811	$ —

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 79.4% (1)

Federal Farm Credit Bank – 9.6%

FFCB Discount Notes,

0.07%, 6/1/09	$300,000	$300,000

0.19%, 6/1/09	130,000	130,000

0.30%, 6/16/09	50,000	49,994

0.73%, 2/9/10	37,000	36,810

0.50%, 3/30/10	50,000	49,790

FFCB FRN,

0.67%, 6/1/09	100,000	100,000

0.72%, 6/1/09	75,000	75,000

0.32%(2), 6/2/09	45,000	44,998

0.61%, 6/3/09	53,000	52,933

0.67%, 6/4/09	25,000	25,011

0.57%, 6/10/09	55,000	55,000

0.64%, 6/15/09	235,000	235,169

0.17%, 6/16/09	60,000	60,000

0.56%, 6/20/09	229,000	229,000

0.30%, 6/22/09	100,000	100,000

0.30%, 6/25/09	40,000	40,000
		1,583,705

Federal Home Loan Bank – 68.9%

FHLB Bonds,

5.13%, 6/4/09	30,000	30,011

2.63%, 6/10/09	40,000	40,021

5.25%, 6/12/09	122,350	122,509

2.70%, 6/16/09	75,000	75,000

2.72%, 6/17/09	100,000	100,000

3.13%, 6/19/09	25,000	25,035

3.00%, 6/24/09	16,200	16,227

2.56%, 8/4/09	55,000	55,195

5.13%, 8/5/09	30,000	30,116

5.25%, 8/5/09	45,000	45,375

2.00%, 8/18/09	85,000	85,268

3.75%, 8/18/09	58,500	58,897

5.25%, 9/11/09	30,000	30,383

5.00%, 9/18/09	141,080	143,050

2.25%, 10/2/09	64,720	65,064

3.26%, 10/2/09	15,000	15,138

5.00%, 10/2/09	120,000	121,643

4.50%, 10/9/09	85,000	86,245

4.00%, 10/29/09	40,000	40,544

3.50%, 11/3/09	95,000	96,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 79.4% (1) continued

Federal Home Loan Bank – 68.9% continued

FHLB Bonds, continued

0.33%, 11/20/09	$40,000	$40,000

4.25%, 11/20/09	76,800	78,097

0.45%, 11/24/09	50,000	50,000

1.15%, 12/11/09	60,000	60,043

5.00%, 12/11/09	135,000	137,994

3.38%, 12/18/09	20,000	20,305

0.85%, 12/29/09	100,000	99,960

3.50%, 1/6/10	40,000	40,630

1.10%, 3/10/10	21,500	21,491

5.00%, 3/12/10	35,000	36,235

FHLB Discount Notes,

0.07%, 6/1/09	3,398,571	3,398,571

0.09%, 6/1/09	35,000	35,000

0.23%, 6/1/09	260,000	260,000

0.19%, 6/2/09	71,000	71,000

0.10%, 6/3/09	200,000	199,999

0.11%, 6/3/09	100,000	99,999

0.14%, 6/3/09	200,000	199,998

0.16%, 6/3/09	300,000	299,997

0.17%, 6/3/09	175,000	174,998

0.22%, 6/3/09	40,000	40,000

0.33%, 6/5/09	88,000	87,997

0.34%, 6/5/09	200,000	199,992

0.32%, 6/8/09	100,000	99,994

0.18%, 6/10/09	99,730	99,726

0.25%, 6/10/09	35,000	34,998

0.33%, 6/10/09	100,000	99,992

0.15%, 6/11/09	9,200	9,200

0.15%, 6/12/09	12,500	12,499

0.17%, 6/15/09	30,000	29,998

0.33%, 6/15/09	125,187	125,171

0.31%, 6/16/09	200,000	199,974

0.13%, 6/17/09	125,000	124,993

0.24%, 6/19/09	15,000	14,998

0.25%, 6/19/09	10,455	10,454

0.27%, 6/22/09	190,000	189,970

0.13%, 6/24/09	100,000	99,992

0.15%, 6/24/09	100,000	99,990

0.32%, 6/26/09	72,010	71,994

0.48%, 6/26/09	30,000	29,990

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 79.4% (1) continued

Federal Home Loan Bank – 68.9% continued

FHLB Discount Notes, continued

0.12%, 7/1/09	$75,000	$74,992

0.14%, 7/6/09	75,000	74,990

0.53%, 7/10/09	40,000	39,977

0.54%, 7/15/09	40,000	39,974

0.52%, 7/22/09	64,000	63,953

0.18%, 7/23/09	149,700	149,661

0.57%, 7/24/09	125,000	124,895

0.19%, 7/31/09	40,000	39,987

0.20%, 7/31/09	40,000	39,987

0.20%, 8/21/09	75,000	74,967

0.59%, 8/28/09	125,000	124,820

0.22%, 9/1/09	10,000	9,994

0.60%, 9/2/09	25,000	24,961

0.59%, 9/15/09	90,000	89,844

0.71%, 9/22/09	35,000	34,923

0.71%, 9/23/09	60,000	59,866

0.29%, 11/6/09	15,910	15,890

0.54%, 11/16/09	25,750	25,685

0.75%, 11/18/09	15,023	14,970

0.73%, 11/23/09	25,000	24,911

0.78%, 11/23/09	65,000	64,754

0.67%, 11/24/09	15,000	14,951

0.55%, 12/1/09	16,000	15,955

0.78%, 12/1/09	23,216	23,124

0.76%, 12/4/09	65,000	64,745

0.80%, 12/4/09	40,000	39,835

0.80%, 12/8/09	23,000	22,903

0.80%, 12/9/09	160,000	159,321

0.93%, 12/11/09	100,000	99,501

0.93%, 12/14/09	40,000	39,797

0.30%, 12/15/09	20,000	19,967

0.32%, 12/15/09	25,500	25,455

0.55%, 12/29/09	90,265	89,974

0.88%, 1/4/10	25,000	24,867

0.85%, 1/15/10	55,000	54,704

0.96%, 2/1/10	90,000	89,412

FHLB FRN,

0.27%, 6/1/09	75,000	74,963

0.33%, 6/1/09	79,500	79,500

0.37%(3), 6/1/09	80,000	80,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 79.4% (1) continued

Federal Home Loan Bank – 68.9% continued

FHLB FRN, continued

0.44%, 6/1/09	$75,000	$75,000

0.57%, 6/1/09	100,000	99,993

0.67%, 6/1/09	130,000	129,993

1.29%, 6/10/09	85,000	85,093

0.31%, 6/13/09	30,000	29,999

0.28%, 6/19/09	100,000	99,889

0.22%, 6/23/09	75,000	74,951

0.24%, 6/30/09	100,000	99,954

1.04%, 7/14/09	50,000	49,988

0.31%, 8/28/09	40,000	39,992
		11,306,000

Tennessee Valley Authority – 0.9%

Tennessee Valley Authority Discount Note,

0.06%, 6/18/09	150,000	149,996
		149,996
Total U.S. Government Agencies
(Cost $13,039,701)		13,039,701

U.S. GOVERNMENT OBLIGATIONS – 21.9%

U.S. Treasury Bills – 13.9%

0.08%, 6/4/09	100,000	99,999

0.09%, 6/4/09	150,000	149,999

0.10%, 6/4/09	200,000	199,998

0.12%, 6/4/09	35,000	35,000

0.09%, 6/11/09	200,000	199,995

0.16%, 6/11/09	225,000	224,990

0.23%, 6/11/09	100,000	99,994

0.14%, 6/25/09	450,000	449,958

0.09%, 7/2/09	200,000	199,985

0.14%, 7/2/09	75,000	74,991

0.12%, 7/9/09	140,000	139,982

0.16%, 7/23/09	100,000	99,978

0.18%, 8/20/09	80,000	79,968

0.30%, 11/12/09	100,000	99,863

0.50%, 4/8/10	125,000	124,458
		2,279,158

U.S. Treasury Notes – 8.0%

4.00%, 6/15/09	100,000	100,151

4.88%, 6/30/09	70,000	70,266

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 21.9% continued

U.S. Treasury Notes – 8.0% continued

4.88%, 8/15/09	$260,000	$262,520

6.00%, 8/15/09	205,000	207,472

4.00%, 8/31/09	100,000	100,943

4.00%, 9/30/09	120,000	121,491

3.38%, 10/15/09	35,000	35,405

3.63%, 10/31/09	305,000	309,149

6.50%, 2/15/10	100,000	104,250
		1,311,647
Total U.S. Government Obligations
(Cost $3,590,805)		3,590,805

Investments, at Amortized Cost
(Cost $16,630,506)		16,630,506

Total Investments – 101.3%
(Cost $16,630,506) (4)		16,630,506

Liabilities less Other Assets – (1.3)%		(215,545)
NET ASSETS – 100.0%		$16,414,961

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The coupon rate as of June 2, 2009.

(3)	The coupon rate as of June 30, 2009.

(4)	The cost for federal income tax purposes was $16,630,506.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	29.6%
2 - 15 Days	22.4
16 - 30 Days	15.2
31 - 60 Days	5.7
61 - 97 Days	7.8
98 - 180 Days	10.2
181 - 270 Days	7.7
271 Days - 1 Year	1.4

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	16,630,506	—
Level 3	—	—

Total	$16,630,506	$ —

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 37.1%

U.S. Treasury Bills – 35.1%

0.18%, 6/18/09	$25,000	$24,998

0.21%, 6/18/09	40,000	39,996

0.23%, 6/25/09	25,000	24,996

0.70%, 7/2/09	5,000	4,997

0.31%, 7/9/09	25,000	24,992

0.29%, 7/16/09	40,000	39,985

0.30%, 7/23/09	20,000	19,991

0.30%, 7/30/09	10,000	9,995

0.33%, 7/30/09	15,000	14,992

0.38%, 8/6/09	20,000	19,986

0.47%, 8/13/09	20,000	19,981

0.47%, 8/20/09	25,000	24,974

0.50%, 8/27/09	25,000	24,969

0.33%, 9/15/09	20,000	19,981

0.40%, 10/22/09	20,000	19,968

0.30%, 10/29/09	25,000	24,969

0.42%, 11/19/09	10,000	9,980

0.55%, 11/19/09	20,000	19,948

0.56%, 11/19/09	25,000	24,933

0.30%, 11/27/09	40,000	39,940

0.69%, 12/17/09	15,000	14,943

0.42%, 1/14/10	25,000	24,934

0.56%, 2/11/10	20,000	19,921

0.70%, 3/11/10	15,000	14,917

0.52%, 4/1/10	43,500	43,309

0.47%, 4/8/10	20,000	19,919

0.50%, 4/8/10	10,000	9,957

0.60%, 4/8/10	12,500	12,435

0.50%, 5/6/10	10,000	9,953

0.52%, 5/6/10	10,000	9,951

0.48%, 6/3/10	5,000	4,976
		639,786

U.S. Treasury Note – 2.0%

4.00%, 8/31/09	37,000	37,335
Total U.S. Government Obligations
(Cost $677,121)		677,121

Investments, at Amortized Cost
(Cost $677,121)		677,121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 63.2%

(Collateralized at a minimum of 102%) Joint Repurchase Agreements – 1.7% (1)

Morgan Stanley & Co., Inc., dated 5/29/09, repurchase price $6,728

0.14%, 6/1/09	$6,728	$6,728

Societe Generale, New York Branch, dated 5/29/09, repurchase price $13,456

0.16%, 6/1/09	13,456	13,456

UBS Securities LLC, dated 5/29/09, repurchase price $10,092

0.16%, 6/1/09	10,091	10,091
		30,275

(Collateralized at a minimum of 102%) Repurchase Agreements – 61.5% (2)

Bank of America Securities LLC, dated 5/29/09, repurchase price $126,002

0.16%, 6/1/09	126,000	126,000

Barclays Capital, Inc., dated 5/29/09, repurchase price $255,004

0.17%, 6/1/09	255,000	255,000

BNP Paribas Securities Corp., dated 5/29/09, repurchase price $305,004

0.17%, 6/1/09	305,000	305,000

Citigroup Global Markets, Inc., dated 5/29/09, repurchase price $185,002

0.16%, 6/1/09	185,000	185,000

Credit Suisse First Boston Corp., dated 5/29/09, repurchase price $105,001

0.17%, 6/1/09	105,000	105,000

Greenwich Capital Markets, Inc., dated 5/29/09, repurchase price $145,002

0.17%, 6/1/09	145,000	145,000
		1,121,000
Total Repurchase Agreements
(Cost $1,151,275)		1,151,275

Total Investments – 100.3%
(Cost $1,828,396) (3)		1,828,396

Liabilities less Other Assets – (0.3)%		(4,962)
NET ASSETS – 100.0%		$1,823,434

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$19,953	2.38% - 6.25%	8/15/23 - 2/15/36
U.S. Treasury Notes	$11,027	1.13% - 4.25%	1/15/10 - 7/15/17

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$367,201	0.00%	6/4/09 - 11/5/09
U.S. Treasury Bonds	$24,165	0.00%	11/15/26
U.S. Treasury Notes	$752,292	2.00% - 3.75%	10/31/09 - 11/15/18

(3)	The cost for federal income tax purposes was $1,828,396.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	62.9%
16 - 30 Days	5.0
31 - 60 Days	6.3
61 - 97 Days	7.0
98 - 180 Days	8.8
181 - 270 Days	3.3
271 Days - 1 Year	6.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	1,828,396	—
Level 3	—	—

Total	$1,828,396	$ —

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8%

Alabama – 1.6%

Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project,

2.85%, 11/15/09	$5,000	$5,000

Chatom IDB Revenue VRDB, Series A (National Rural Utility Cooperative Finance Co. Gtd.),

4.25%, 8/1/09	1,000	1,000

Hoover Multifamily Housing Revenue Refunding VRDB, Series 2004, Royal Oaks Apartment Project (FHLMC Insured),

0.35%, 6/8/09	5,200	5,200

West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,

0.50%, 6/8/09	10,000	10,000
		21,200

Arizona – 2.6%

Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC),

0.33%, 6/8/09	6,600	6,600

Arizona School District TANS Financing Program COPS, Series 2008,

3.00%, 7/30/09	5,000	5,011

Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC),

0.15%, 6/8/09	5,640	5,640

Series 2008-B (Lloyds TSB Bank LOC),

0.20%, 6/8/09	2,500	2,500

Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),

0.32%, 6/8/09	3,370	3,370

Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)

0.39%, 6/8/09	2,300	2,300

Sun Devil Energy Center LLC Revenue Refunding Bonds, Series 2008, Arizona State University Project (Assured Guaranty Insured),

0.41%, 6/8/09	8,000	8,000
		33,421

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

California – 8.1%

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),

0.12%, 6/8/09	$10,865	$10,865

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),

0.22%, 6/8/09	4,065	4,065

California Infrastructure and Economic Development Bank Revenue VRDB, Contemporary Jewish Museum (Bank of America N.A. LOC),

0.20%, 6/1/09	19,620	19,620

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured),

1.00%, 6/8/09	900	900

California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured),

1.00%, 6/8/09	5,500	5,500

California State G.O., Soc Gen Municipal Securities Trust Receipts Soc Gen 6 Class A (Societe Generale LOC), (1)

0.34%, 6/8/09	6,600	6,600

Irvine Improvement Board Act of 1915 Special Assessment, Series A, District Number 04-20 (KBC Bank N.V. LOC),

0.22%, 6/1/09	385	385

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B,

0.10%, 6/8/09	5,500	5,500

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2001C-1,

0.15%, 6/1/09	1,500	1,500

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.),

0.15%, 6/8/09	20,100	20,100

Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A,

0.40%, 6/8/09	11,685	11,685

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

California – 8.1% continued

Southern California Public Power Authority Power Project Revenue Bonds, Series 2009 (KBC Bank N.V. LOC),

0.10%, 6/8/09	$9,000	$9,000

State of California G.O. VRDB, Series 2005, Subseries B-6 (KBC Bank N.V. LOC),

0.23%, 6/1/09	10,500	10,500
		106,220

Colorado – 3.5%

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

0.37%, 6/1/09	1,775	1,775

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Museum of Contemporary Art (KeyBank N.A. LOC),

1.27%, 6/8/09	5,100	5,100

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2003, Vail Mountain School Project (KeyBank N.A. LOC),

1.27%, 6/8/09	9,900	9,900

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2005, Kent Denver School Project (Bank of New York LOC),

0.32%, 6/8/09	5,600	5,600

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	4,655	4,655

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),

0.32%, 6/8/09	5,295	5,295

Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),

2.65%, 6/8/09	4,320	4,320

Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (CALYON LOC),

0.60%, 6/1/09	1,700	1,700

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC),

0.45%, 6/8/09	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Colorado – 3.5% continued

Triview Metropolitan District G.O. VRDB, Series 2006-A (Compass Bank LOC),

0.39%, 6/8/09	$6,745	$6,745
		45,290

Connecticut – 1.6%

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University,

0.30%, 6/8/09	17,505	17,505

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC),

0.35%, 6/8/09	2,800	2,800
		20,305

District of Columbia – 3.5%

District of Columbia Revenue Bonds, Series 1998-A, Tranche 1 (Wachovia Bank N.A. LOC),

0.25%, 6/1/09	14,125	14,125

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

0.39%, 6/8/09	1,200	1,200

District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)

0.54%, 6/8/09	7,000	7,000

Washington DC Metro Area Transit Authority Revenue Municipal CP Notes, Series 2006-A (Wachovia Bank N.A. LOC),

0.55%, 6/9/09	23,900	23,900
		46,225

Florida – 8.1%

Capital Trust Agency Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC),

0.35%, 6/8/09	14,470	14,470

Citizens Property Insurance Corp. Revenue Notes,
Series 2008 A-2, Senior Secured,

4.50%, 6/1/09	10,000	10,000

Series 2009 A-2, Senior Secured,

4.50%, 6/1/10	8,500	8,573

Gainesville Utility System Revenue VRDB, Series 2008-B,

0.29%, 6/8/09	7,335	7,335

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Florida – 8.1% continued

Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System (SunTrust Bank LOC),

2.65%, 6/8/09	$1,365	$1,365

Highlands County Health Facilities Authority Revenue VRDB, Series C, Adventist (SunTrust Bank LOC),

2.65%, 6/8/09	2,800	2,800

Highlands County Health Facilities Authority Revenue VRDB, Series D, Adventist Health (SunTrust Bank LOC),

2.65%, 6/8/09	28,350	28,350

Jacksonville Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking & Trust Co. LOC),

0.22%, 6/8/09	10,000	10,000

Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC),

1.15%, 6/1/09	1,300	1,300

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

0.75%, 6/8/09	10,700	10,700

Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),

1.15%, 6/1/09	1,500	1,500

Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects (SunTrust Bank LOC),

1.15%, 6/1/09	10,000	10,000
		106,393

Georgia – 6.6%

Appling County Development Authority PCR Bonds, Series 1997, Georgia Power Co. Plant Hatch Project (Georgia Power Gtd.),

0.16%, 6/1/09	16,600	16,600

Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.),

0.16%, 6/1/09	1,100	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Georgia – 6.6% continued

Fulton County Development Authority Revenue Bonds, Series 1999, Alfred and Adele Davis (Branch Banking & Trust Co. LOC),

0.27%, 6/8/09	$11,845	$11,845

Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),

2.75%, 6/8/09	1,350	1,350

Fulton County Residential Care Facilities Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC),

0.33%, 6/8/09	600	600

Macon-Bibb County Hospital Authority Revenue VRDB, Series 2003, Revenue Anticipation Certificates, Medical Center of Central Georgia (SunTrust Bank LOC),

2.75%, 6/8/09	3,420	3,420

Macon Lease Revenue Refunding Bonds, Series 2004, Bibb County School District Project,

2.70%, 6/8/09	1,850	1,850

Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),

0.75%, 6/8/09	5,400	5,400

Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University,

1.75%, 7/7/09	3,000	3,000

Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC),

0.28%, 6/8/09	7,500	7,500

Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC),

2.75%, 6/8/09	6,050	6,050

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.),

0.32%, 6/8/09	7,220	7,220

State of Georgia G.O. VRDB, Series 2006 H-1,

0.40%, 6/8/09	20,446	20,446
		86,381

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Illinois – 10.2%

Arlington Heights Multifamily Housing Revenue Refunding VRDB, Series 1997, Dunton Tower Apartments Project (Marshall & Ilsley Bank LOC),

2.30%, 6/8/09	$3,890	$3,890

Chicago G.O. VRDB, Series B-1,

0.15%, 6/1/09	3,100	3,100

Series B-2,

0.15%, 6/1/09	18,000	18,000

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),

0.15%, 6/1/09	2,900	2,900

Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),

0.30%, 6/1/09	800	800

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured),

0.95%, 6/8/09	7,000	7,000

City of Chicago G.O. Refunding VRDB, Series 2007-E,

0.14%, 6/1/09	600	600

City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln (Harris N.A. LOC),

0.34%, 6/8/09	4,700	4,700

Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC),

0.53%, 6/8/09	7,900	7,900

Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC),

1.69%, 6/8/09	5,255	5,255

Illinois Finance Authority Revenue Bonds, Series 2009 B-1, Art Institute of Chicago (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	6,400	6,400

Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),

0.25%, 6/8/09	13,800	13,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Illinois – 10.2% continued

Illinois Finance Authority Revenue VRDB, Series 2006B, Montgomery Place (Fifth Third Bank LOC),

2.50%, 6/8/09	$1,045	$1,045

Illinois Finance Authority Revenue VRDB, Series 2007-B, Sedgebrook, Inc. (Lloyds TSB Bank LOC),

0.32%, 6/8/09	19,420	19,420

Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (Bank of New York LOC),

0.35%, 6/8/09	5,080	5,080

Illinois International Port District Revenue Refunding VRDB, Series 2003 (Bank of America N.A. LOC),

2.40%, 6/8/09	3,000	3,000

Illinois State G.O. Certificates, Series 2009,

4.00%, 5/20/10	6,000	6,132

Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority,

0.90%, 6/8/09	2,300	2,300

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

0.85%, 6/8/09	6,000	6,000

Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC),

0.40%, 6/8/09	9,500	9,500

Peoria IDR Bonds, Series 1997, Peoria Production Shop Project (JPMorgan Chase Bank LOC),

0.85%, 6/8/09	505	505

Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project (Harris N.A. LOC),

0.34%, 6/8/09	6,250	6,250
		133,577

Indiana – 1.3%

Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes,

2.00%, 1/5/10	5,000	5,027

Indiana Finance Authority Health System Revenue Refunding VRDB, Series 2008-I, Sisters of St. Francis (Wells Fargo Bank N.A. LOC),

0.20%, 6/8/09	3,600	3,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Indiana – 1.3% continued

Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters of St. Francis Health (Bank of New York LOC),

0.20%, 6/8/09	$5,250	$5,250

Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),

0.65%, 6/1/09	900	900

Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),

0.35%, 6/8/09	1,146	1,146

Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC),

3.20%, 6/1/09	700	700
		16,623

Iowa – 1.0%

Iowa Finance Authority Revenue VRDB, Series 2000, YMCA and Rehab Center Project (Bank of America N.A. LOC),

0.40%, 6/8/09	2,000	2,000

Iowa Finance Authority Revenue VRDB, Series 2003A, St. Luke’s Health Foundation of Sioux City Project (General Electric Capital Corp. LOC),

0.33%, 6/8/09	3,100	3,100

Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	2,895	2,895

Iowa State School Cash Anticipation Program, Warrant Certificates, Series 2008-A (FSA Corp. Insured),

3.50%, 6/25/09	5,000	5,006
		13,001

Kansas – 0.4%

Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),

0.33%, 6/8/09	4,635	4,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Kentucky – 2.5%

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

0.34%, 6/8/09	$2,050	$2,050

Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A,

3.00%, 6/25/09	5,000	5,004

Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC),

0.33%, 6/8/09	21,000	21,000

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.32%, 6/8/09	4,015	4,015

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

0.34%, 6/8/09	440	440
		32,509

Louisiana – 0.1%

Jefferson Parish Hospital Revenue Refunding VRDB, Series 2004, East Jefferson General Hospital (JPMorgan Chase Bank LOC),

0.85%, 6/8/09	1,700	1,700

Maryland – 3.6%

Maryland State Community Development Administration Department of Housing and Community Development Revenue VRDB, Series 2008-F, Multifamily (FHLMC Insured),

0.35%, 6/8/09	3,100	3,100

Maryland State Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC),

0.30%, 6/8/09	10,000	10,000

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB,
Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.42%, 6/8/09	11,680	11,680

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

0.32%, 6/8/09	11,400	11,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Maryland – 3.6% continued

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC),

0.39%, 6/8/09	$11,250	$11,250
		47,430

Massachusetts – 2.2%

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),

0.37%, 6/8/09	2,900	2,900

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),

0.34%, 6/8/09	23,355	23,355

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

0.24%, 6/8/09	800	800

Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-F,

0.18%, 6/8/09	1,500	1,500
		28,555

Michigan – 1.2%

Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC),

0.32%, 6/8/09	1,275	1,275

Michigan Municipal Bond Authority Revenue BANS, Series 2009, Clean Water,

3.00%, 7/15/09	4,200	4,211

State of Michigan G.O. Notes, Series 2008-A,

3.00%, 9/30/09	10,000	10,031
		15,517

Minnesota – 0.3%

Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities –Essentia (Assured Guaranty Insured),

0.35%, 6/1/09	3,100	3,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Minnesota – 0.3% continued

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

0.35%, 6/1/09	$1,175	$1,175
		4,275

Mississippi – 1.8%

Jackson County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.16%, 6/1/09	3,400	3,400

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB,
Series 2007-D, Chevron USA, Inc. Project,

0.59%, 9/1/09	2,900	2,900

Series 2007-E, Chevron USA, Inc. Project,

0.19%, 6/1/09	10,500	10,500

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, Petal Gas Storage LLC Project (SunTrust Bank LOC),

2.75%, 6/8/09	6,800	6,800
		23,600

Missouri – 1.0%

Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),

0.25%, 6/1/09	370	370

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),

0.35%, 6/8/09	1,800	1,800

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,

0.25%, 6/1/09	2,415	2,415

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, Missouri Baptist College (U.S. Bank N.A. LOC),

0.20%, 6/1/09	2,100	2,100

St. Louis County IDA Revenue Bonds, Series 2008-A, International Lutheran Laymens Project (Fifth Third Bank LOC),

2.57%, 6/1/09	7,055	7,055
		13,740

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Nevada – 0.2%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	$2,800	$2,800

New Hampshire – 1.1%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC),

0.32%, 6/8/09	14,665	14,665

New Jersey – 1.1%

New Jersey TRANS, Series 2008-A,

3.00%, 6/25/09	15,000	15,014

New Mexico – 0.7%

New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 B-2, Sub Lien (UBS AG LOC),

0.26%, 6/8/09	9,200	9,200

New York – 1.9%

Hudson Yards Infrastructure Corp. Revenue Bonds, Eagle-20070030, Class A, Series 2007 (Citibank N.A. LOC), (1)

0.63%, 6/8/09	25,000	25,000

North Carolina – 1.9%

Charlotte G.O. VRDB,

0.35%, 6/8/09	5,400	5,400

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),

2.50%, 6/8/09	9,300	9,300

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	9,400	9,400

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

0.39%, 6/8/09	800	800
		24,900

Ohio – 0.8%

Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic,

0.20%, 6/1/09	5,500	5,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Ohio – 0.8% continued

Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (U.S. Bank N.A. LOC),

0.22%, 6/8/09	$95	$95

Middletown Development Revenue Bonds, Series 2003, Bishop Fenwick High School Project (JPMorgan Chase Bank LOC),

0.30%, 6/8/09	2,445	2,445

Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC),

1.90%, 6/8/09	300	300

Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),

0.34%, 6/8/09	700	700

Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (Fifth Third Bank LOC),

1.50%, 6/8/09	1,000	1,000
		10,040

Oregon – 1.7%

Medford Hospital Facilities Authority Revenue Refunding VRDB, Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC),

0.18%, 6/1/09	17,000	17,000

State of Oregon G.O., TRANS, Series 2008-A,

3.00%, 6/30/09	5,000	5,005
		22,005

Pennsylvania – 2.6%

Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),

0.32%, 6/8/09	6,000	6,000

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),

0.44%, 6/8/09	22,000	22,000

Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B,

1.40%, 6/8/09	200	200

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Pennsylvania – 2.6% continued

Ridley School District G.O., Series 2009 (Toronto-Dominion Bank LOC),

0.34%, 6/8/09	$3,000	$3,000

Southcentral General Authority Revenue VRDB,
Series 2008-B, Wellspan Health Obligation Group (RBS Citizens N.A. LOC),

2.65%, 6/8/09	1,800	1,800

Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC),

2.65%, 6/8/09	1,600	1,600
		34,600

South Carolina – 1.0%

Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured),

2.00%, 6/8/09	12,500	12,500

South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B2 (Branch Banking & Trust Co. LOC),

0.32%, 6/8/09	1,085	1,085
		13,585

Tennessee – 1.3%

Clarksville Public Building Authority Revenue Bonds, Series 2003, Pooled Financing Tennessee Municipal Bond Fund (Bank of America N.A. LOC),

0.26%, 6/1/09	1,500	1,500

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured),

0.43%, 6/8/09	7,450	7,450

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),

2.95%, 6/8/09	1,300	1,300

Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)

0.39%, 6/8/09	4,665	4,665

Williamson County IDB Revenue Bonds, Series 2003, Currey Ingram Academy Project (SunTrust Bank LOC),

2.35%, 6/8/09	2,160	2,160
		17,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Texas – 9.5%

Granbury Independent School District G.O. P-Floats, Series 1999 SG-129 (PSF of Texas Gtd.), (1)

0.39%, 6/8/09	$4,815	$4,815

Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.),

1.90%, 8/1/09	5,000	5,000

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series 2006B (BNP Paribas LOC),

0.35%, 6/8/09	2,800	2,800

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

1.85%, 6/15/09	10,000	10,000

Irving Independent School District G.O., VRDB, Series 2004-B (PSF of Texas Gtd.),

1.85%, 8/1/09	15,850	15,850

Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),

0.32%, 6/8/09	10,000	10,000

Lufkin Health Facilities Development Corp Revenue Refunding VRDB, Memorial Health System East Texas (Wachovia Bank N.A. LOC),

0.20%, 6/1/09	7,900	7,900

Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),

1.20%, 6/1/10	9,000	9,000

Princeton Independent School District G.O., Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), (1)

0.50%, 6/8/09	4,750	4,750

Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),

2.65%, 6/8/09	3,990	3,990

Texas State Transportation Commission Revenue VRDB, Series B, First Tier,

0.28%, 6/8/09	1,300	1,300

Texas TRANS, Series 2008,

3.00%, 8/28/09	40,000	40,135

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Texas – 9.5% continued

Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien,

0.24%, 6/1/09	$4,300	$4,300

Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University,

0.28%, 6/8/09	4,400	4,400
		124,240

Utah – 1.6%

Murray City Hospital Revenue VRDB, Series 05-D, IHC Health Services, Inc.,

0.23%, 6/1/09	5,000	5,000

Salt Lake Valley Fire Service Area TRANS, Series 2009,

1.50%, 12/31/09	3,000	3,009

Utah Water Finance Agency Revenue VRDB, Series 2008-B, (1)

0.37%, 6/8/09	3,900	3,900

Series 2008 B-3,

0.37%, 6/8/09	9,700	9,700
		21,609

Virginia – 2.6%

Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),

0.25%, 6/1/09	13,800	13,800

Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	20,120	20,120
		33,920

Washington – 3.2%

Energy Northwest Electric Revenue Refunding VRDB,
Subseries 2008 F-1, Project 3,

0.75%, 6/8/09	17,000	17,000

Subseries 2008 F-2, Project 3,

0.75%, 6/8/09	5,000	5,000

Washington State Health Care Facilities Authority Revenue Bonds, Series 05-C-1, Overlake Hospital Medical Center (KeyBank N.A. LOC),

1.90%, 6/8/09	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Washington – 3.2% continued

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC),

0.40%, 6/8/09	$6,000	$6,000

Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	2,045	2,045

Washington State Housing Finance Commission Nonprofit Housing Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC),

0.40%, 6/8/09	1,865	1,865
		41,910

West Virginia – 0.6%

West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2009-A, West Virginia United Health (Branch Banking & Trust Co. LOC),

0.22%, 6/8/09	7,600	7,600

Wisconsin – 2.6%

La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin—La Crosse Foundation (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	900	900

Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-3, Marquette University (JPMorgan Chase Bank LOC),

0.39%, 6/8/09	4,100	4,100

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2005, Lutheran Home, Put Option (Marshall & Ilsley Bank LOC),

1.59%, 6/8/09	4,680	4,680

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2008-B, Medical College (U.S. Bank N.A. LOC), (1)

0.20%, 6/8/09	9,600	9,600

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank LOC),

0.39%, 6/8/09	4,450	4,450

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 96.8% continued

Wisconsin – 2.6% continued

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),

0.20%, 6/8/09	$10,000	$10,000
		33,730

Wyoming – 1.2%

Lincoln County PCR Bonds, Series 1984-A, Exxon Project (Exxon Mobil Corp. Gtd.),

0.09%, 6/1/09	12,000	12,000

Lincoln County PCR Bonds, Series 1994, Pacificorp Project (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	3,200	3,200

Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),

1.15%, 6/1/09	1,000	1,000
		16,200
Total Municipal Investments
(Cost $1,268,690)		1,268,690

U.S. GOVERNMENT AGENCY – 2.3% (2)

Federal Home Loan Bank – 2.3%

FHLB Discount Note,

0.07%, 6/1/09	30,000	30,000
Total U.S. Government Agency
(Cost $30,000)		30,000

Total Investments – 99.1%
(Cost $1,298,690) (3)		1,298,690

Other Assets less Liabilities – 0.9%		12,212
NET ASSETS – 100.0%		$1,310,902

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The cost for federal income tax purposes was $1,298,690.

Percentages shown are based on Net Assets.

At May 31, 2009, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Educational Services	14.4%
Electric Services, Gas and Combined Utilities	8.5
Executive, Legislative and General Government	21.6
General Medical, Surgical and Nursing and Personal Care	10.1
Health Services and Residential Care	18.6
Urban and Community Development, Housing Programs and Social Services	8.9
All other sectors less than 5%	17.9

Total	100.0%

At May 31, 2009, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	19.5%
2 - 15 Days	69.4
16 - 30 Days	2.3
31 - 60 Days	0.9
61 - 97 Days	5.0
98 - 180 Days	1.2
181 - 270 Days	0.6
271 Days - 1 Year	1.1

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	1,298,690	—
Level 3	—	—

Total	$1,298,690	$ —

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2%

Alabama – 0.7%

Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project,

2.85%, 11/15/09	$10,000	$10,000

Chatom IDB Revenue VRDB, Series A (National Rural Utility Cooperative Finance Co. Gtd.),

4.25%, 8/1/09	4,000	4,000

Columbia IDB PCR Refunding Bonds, Series 1995-C, Alabama Power Co. Project (Alabama Power Gtd.),

0.16%, 6/1/09	10,000	10,000

West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,

0.50%, 6/8/09	10,000	10,000
		34,000

Alaska – 0.9%

Valdez Marine Terminal Revenue Refunding VRDB, Series 2003-B, BP Pipelines, Inc. Project (BP PLC Gtd.),

0.13%, 6/1/09	45,400	45,400

Arizona – 2.0%

Apache County IDA Revenue Bonds, Series 1983-A, Tuscon Electric Power (ABN AMRO Bank N.V. LOC),

0.50%, 6/8/09	24,200	24,200

Arizona Health Facilities Authority Revenue Bonds, Series 2003B-1, The Terraces Project (Lloyds TSB Bank LOC),

0.33%, 6/8/09	3,255	3,255

Arizona Health Facilities Authority Revenue Refunding Bonds, Series 2007, The Terraces Project (Lloyds TSB Bank LOC),

0.32%, 6/8/09	21,800	21,800

Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC),

0.32%, 6/8/09	17,500	17,500

Arizona Health Facilities Authority Revenue VRDB,
Series 2008-B, Banner Health (Bank of Nova Scotia LOC),

0.20%, 6/8/09	3,520	3,520

Series 2008-C, Banner Health (Bank of Nova Scotia LOC),

0.31%, 6/8/09	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Arizona – 2.0% continued

Arizona School District TANS Financing Program COPS, Series 2008,

3.00%, 7/30/09	$9,000	$9,020

Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),

0.32%, 6/8/09	15,445	15,445

Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),

0.38%, 6/8/09	5,000	5,000

Yuma IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1)

0.25%, 6/8/09	300	300
		100,140

California – 6.7%

ABAG Finance Authority for Nonprofit Corp. California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),

0.12%, 6/8/09	17,500	17,500

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),

0.22%, 6/8/09	27,900	27,900

Antelope Valley-East Kern Water Agency COPS VRDB, Series 2008 A-2 (Wells Fargo Bank N.A. LOC),

0.10%, 6/8/09	8,150	8,150

Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area,

0.08%, 6/8/09	11,400	11,400

California Health Facilities Financing Authority Revenue Bonds, Series B1, Stanford Hospital (FSA Corp. Insured),

1.00%, 6/8/09	12,200	12,200

California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-2 (BNP Paribas LOC),

0.15%, 6/1/09	33,350	33,350

Subseries G3 (FSA Corp. Insured),

1.00%, 6/8/09	900	900

California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured),

1.00%, 6/8/09	8,410	8,410

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

California – 6.7% continued

California State G.O., Kindergarten-University, Series 2004A-3 (Citibank N.A. LOC),

0.17%, 6/1/09	$19,625	$19,625

California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),

0.20%, 6/8/09	3,380	3,380

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-E, Los Angeles County Museum Art (Wells Fargo Bank N.A. LOC),

0.08%, 6/8/09	17,000	17,000

California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC),

0.20%, 6/8/09	2,800	2,800

California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),

0.15%, 6/8/09	10,000	10,000

Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1,

0.10%, 6/8/09	5,800	5,800

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series 1999B,

0.10%, 6/8/09	20,300	20,300

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2001C-1,

0.15%, 6/1/09	19,400	19,400

Series 2005B-2,

0.15%, 6/1/09	29,200	29,200

Orange County Housing Authority Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.),

0.16%, 6/8/09	900	900

Orange County Sanitation District COPS VRDB, Series 2000-A,

0.65%, 6/1/09	3,000	3,000

San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-D,

0.75%, 6/8/09	31,100	31,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

California – 6.7% continued

San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured),

0.15%, 6/8/09	$7,500	$7,500

San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),

0.15%, 6/8/09	14,200	14,200

Southern California Public Power Authority Power Project Revenue Bonds, Series 2009 (KBC Bank N.V. LOC),

0.10%, 6/8/09	6,500	6,500

Southern California Public Power Authority Revenue VRDB, Series 2008-A, Mead Adelanto,

0.15%, 6/1/09	29,515	29,515
		340,030

Colorado – 3.0%

Base Village Metropolitan District Number 2 G.O. VRDB, Limited Tax, Junior Series 2008-B (U.S. Bank N.A. LOC),

0.39%, 6/8/09	6,510	6,510

Castle Pines North Metropolitan District G.O. Refunding VRDB, Series 2006-C, Limited Tax (U.S. Bank N.A. LOC),

0.30%, 6/8/09	2,905	2,905

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

0.37%, 6/1/09	3,755	3,755

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),

0.37%, 6/1/09	6,240	6,240

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	6,880	6,880

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),

0.34%, 6/8/09	7,805	7,805

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Colorado – 3.0% continued

Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical (U.S. Bank N.A. LOC),

0.33%, 6/8/09	$2,300	$2,300

Colorado Health Facilities Authority Revenue VRDB, Series 2002, Sisters of Charity Leavenworth Health,

0.33%, 6/8/09	2,500	2,500

Colorado Health Facilities Authority Revenue VRDB, Series 2002, Total Long Term Care Project (U.S. Bank N.A. LOC),

0.36%, 6/8/09	2,780	2,780

Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),

2.65%, 6/8/09	11,285	11,285

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC),

0.30%, 6/8/09	2,580	2,580

Colorado Health Facilities Authority Revenue VRDB, Series 2008, Frasier Meadows Community Project (JPMorgan Chase Bank LOC),

0.32%, 6/8/09	3,200	3,200

Colorado Springs School District Number 11 Facilities Corp. Refunding COPS, Series 2004 (FSA Corp. Insured),

1.05%, 6/8/09	3,375	3,375

Colorado Springs Utilities System Revenue VRDB, Series 2007-A,

1.07%, 6/8/09	34,215	34,215

Denver City and County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (CALYON LOC),

0.60%, 6/1/09	1,700	1,700

Denver Urban Renewal Authority Tax Increment Revenue Refunding VRDB, Tax Allocation, Series 2006-C, Downtown Denver (Compass Bank LOC),

0.38%, 6/8/09	9,000	9,000

Denver Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Tax Allocation, Stapleton (U.S. Bank N.A. LOC),

0.34%, 6/8/09	800	800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Colorado – 3.0% continued

Larkridge G.O. VRDB, Series 2004, Metropolitan District Number 1 (U.S. Bank N.A. LOC),

0.37%, 6/8/09	$10,000	$10,000

Steamboat Springs Redevelopment Authority Tax Increment Revenue Bonds, Series 2007, Base Area Redevelopment Project (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	6,000	6,000

Telluride Excise Tax Revenue VRDB, Series 2007, VY Floor Open Space Project (KeyBank N.A. LOC),

2.45%, 6/8/09	6,460	6,460

Traer Creek Metropolitan District Revenue VRDB, Series 2002, Avon (BNP Paribas LOC),

0.45%, 6/8/09	13,855	13,855

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC),

0.45%, 6/8/09	10,200	10,200
		154,345

Connecticut – 0.2%

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series V-1, Yale University,

0.15%, 6/1/09	7,400	7,400

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2005-F, Wesleyan University,

0.30%, 6/8/09	3,160	3,160
		10,560

District of Columbia – 1.4%

District of Columbia G.O., Citi ROCS RR-II-R-11180WF (Wells Fargo & Co. Gtd.), (1)

0.42%, 6/8/09	16,305	16,305

District of Columbia G.O. Refunding VRDB, Series 2008-C (Dexia Credit Local LOC),

1.00%, 6/8/09	12,000	12,000

Series D (Dexia Credit Local LOC),

1.25%, 6/8/09	20,000	20,000

District of Columbia Revenue VRDB, Series 2000-C, George Washington University (Bank of America N.A. LOC),

0.25%, 6/8/09	7,220	7,220

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

District of Columbia – 1.4% continued

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

0.39%, 6/8/09	$4,700	$4,700

District of Columbia Revenue VRDB, Series 2003, American Psychological Association Project (Bank of America N.A. LOC),

0.37%, 6/8/09	2,350	2,350

District of Columbia Revenue VRDB, Series 2007, Preparatory Academy (Manufacturers & Traders Trust Co. LOC),

0.44%, 6/8/09	9,580	9,580
		72,155

Florida – 7.8%

Broward County Educational Facilities Authority Revenue Bonds, City College Project (Citibank N.A. LOC),

0.32%, 6/8/09	5,795	5,795

Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured),

0.55%, 6/8/09	5,400	5,400

Citizens Property Insurance Corp. Revenue Notes, Series 2008 A-2, Senior Secured,

4.50%, 6/1/09	43,500	43,500

Series 2009 A-2, Senior Secured,

4.50%, 6/1/10	25,000	25,215

Florida Keys Aqueduct Authority Water Revenue Refunding VRDB, Series 2008 (Toronto-Dominion Bank LOC),

0.20%, 6/8/09	10,500	10,500

Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, Huntington (FHLMC Gtd.),

0.34%, 6/8/09	4,000	4,000

Florida Multifamily Housing Finance Agency Revenue Bonds, Series 1985, River Oaks (FHLMC Insured),

0.40%, 6/8/09	4,200	4,200

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Series 1998, South Pointe Project (FNMA Insured),

0.35%, 6/8/09	3,900	3,900

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2004, Maitland Apartments (FHLMC Gtd.),

0.35%, 6/8/09	19,475	19,475

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Florida – 7.8% continued

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),

0.35%, 6/8/09	$7,325	$7,325

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series K, Reflections (FHLMC Gtd.),

0.35%, 6/8/09	13,500	13,500

Florida Multifamily Housing Finance Corp. Revenue VRDB, Series 2008 L, Hudson Ridge Apartments (FHLB LOC),

0.43%, 6/8/09	11,250	11,250

Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)

0.39%, 6/8/09	10,000	10,000

Gainesville Utility System Revenue VRDB, Series 2008-B,

0.29%, 6/8/09	4,430	4,430

Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	14,000	14,000

Hernando County IDR VRDB, Series 2008, Goodwill Industries-Suncoast, Inc. (SunTrust Bank LOC),

2.75%, 6/8/09	5,000	5,000

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured),

3.00%, 6/8/09	32,236	32,236

Highlands County Health Facilities Authority Revenue VRDB, Series 1997A, Adventist Health System (SunTrust Bank LOC),

2.65%, 6/8/09	14,135	14,135

Series 2003B, Adventist Health System (SunTrust Bank LOC),

0.35%, 6/8/09	17,450	17,450

Series 2007 A-2, Adventist Health System,

0.37%, 6/8/09	10,000	10,000

Highlands County Health Facilities Authority Revenue VRDB, Series B, Adventist (SunTrust Bank LOC),

2.75%, 6/8/09	2,500	2,500

Series 2, Adventist (SunTrust Bank LOC),

2.65%, 6/8/09	11,200	11,200

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Florida – 7.8% continued

JEA Electric System Revenue VRDB, Series Three D-2-A,

0.25%, 6/8/09	$9,900	$9,900

Lakeland Energy System Revenue Refunding VRDB, Series 2008-A (BNP Paribas LOC),

0.14%, 6/8/09	15,000	15,000

Lee County Multifamily HFA Revenue Refunding Bonds, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.),

0.40%, 6/8/09	11,085	11,085

Leesburg Hospital Revenue Refunding VRDB, Series 2008-A, Leesburg Regional (Regions Bank LOC),

3.25%, 6/8/09	120	120

Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC),

1.50%, 6/8/09	20,000	20,000

Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC),

1.15%, 6/1/09	2,800	2,800

Orange County Multifamily HFA Revenue Refunding VRDB, Series 1997, Post Fountains Project (FNMA Gtd.),

0.35%, 6/8/09	2,550	2,550

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

0.75%, 6/8/09	6,300	6,300

Orlando and Orange County Expressway Authority Revenue Refunding VRDB, Subseries 2008-B2 (SunTrust Bank LOC),

2.65%, 6/8/09	20,000	20,000

Orlando Utilities Commission Water and Electric Revenue VRDB, Series 2002-B,

2.65%, 6/8/09	21,000	21,000

Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured),

1.40%, 6/8/09	7,975	7,975

St. Petersburg Health Facilities Authority Revenue VRDB, Series 2005-A-1, Children’s Hospital (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	4,500	4,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Florida – 7.8% continued

Volusia County Multifamily HFA Revenue Refunding Bonds, Series 2002, Anatole Apartments (FNMA Insured),

0.37%, 6/8/09	$1,650	$1,650
		397,891

Georgia – 1.9%

Atlanta Revenue TANS,

1.75%, 12/31/09	18,980	19,117

Burke County Development Authority PCR Bonds, Series 1992, First Series, Georgia Power Plant Vogtle Project (Georgia Power Gtd.),

0.16%, 6/1/09	5,200	5,200

Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),

0.35%, 6/8/09	1,500	1,500

Cobb County Multifamily Housing Authority Revenue Bonds, Post Mill Project (FNMA Gtd.),

0.32%, 6/8/09	2,000	2,000

Cobb County Multifamily Housing Authority Revenue Refunding VRDB, Series 1999, Six Flags Association (FHLMC LOC),

0.35%, 6/8/09	5,290	5,290

Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),

0.32%, 6/8/09	3,300	3,300

Fulco Hospital Authority Revenue VRDB, Anticipatory Certificates, Series 1997, Shepherd Center, Inc. Project (Branch Banking & Trust Co.),

0.23%, 6/8/09	17,000	17,000

Fulton County Development Authority Revenue VRDB, Series 2002, Lovett School Project (SunTrust Bank LOC),

2.75%, 6/8/09	1,960	1,960

Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),

2.75%, 6/8/09	1,500	1,500

Gwinnett County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),

0.40%, 6/8/09	7,400	7,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Georgia – 1.9% continued

Monroe Country Development Authority PCR VRDB, Scherer Project,

0.21%, 6/1/09	$3,900	$3,900

Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University,

1.75%, 7/7/09	6,000	6,000

Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC),

0.28%, 6/8/09	6,800	6,800

Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC),

2.75%, 6/8/09	3,750	3,750

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1994, Wood Crossing Project (FHLMC LOC),

0.35%, 6/8/09	3,300	3,300

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 1996, Azalea Park Apartments (FNMA Insured),

0.35%, 6/8/09	5,400	5,400

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell Project (FNMA Gtd.),

0.35%, 6/8/09	2,100	2,100

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F & M Villages Project (FNMA Gtd.),

0.32%, 6/8/09	1,450	1,450

State of Georgia G.O. VRDB, Series 2006 H-1,

0.40%, 6/8/09	1,283	1,283
		98,250

Hawaii – 0.2%

Hawaii State Department of Budget and Finance Revenue VRDB, Series 2009-B, The Queens Health (Bank of America N.A. LOC),

0.35%, 6/8/09	5,000	5,000

Hawaii State Multifamily Housing Finance and Development Corp. Revenue VRDB, Series 2008, Lokahi Ka’u (FHLMC LOC),

0.35%, 6/8/09	5,200	5,200
		10,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Idaho – 0.1%

Idaho Housing and Finance Association Nonprofit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	$4,000	$4,000

Illinois – 10.8%

Bridgeview G.O. Refunding VRDB, Series 2008 A-2 (Harris N.A. LOC),

0.42%, 6/8/09	17,500	17,500

Chicago G.O. Refunding VRDB, Series G,

0.14%, 6/1/09	20,000	20,000

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),

0.15%, 6/1/09	16,000	16,000

Series 21-B-4, Neighborhoods Alive (Bank of New York LOC),

0.10%, 6/1/09	8,185	8,185

Chicago Multifamily Housing Revenue VRDB, Series 2008-B, Hollywood House Apartments (Harris N.A. LOC),

0.50%, 6/8/09	3,350	3,350

Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),

0.30%, 6/1/09	7,400	7,400

City of Aurora Revenue VRDB, Series 2003, Community Counseling Center of Fox Valley Project (Harris N.A. LOC),

0.34%, 6/8/09	3,210	3,210

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured),

0.95%, 6/8/09	35,190	35,190

City of Chicago G.O. Refunding VRDB, Series 2007-E,

0.14%, 6/1/09	18,300	18,300

Crestwood Revenue VRDB, Series 2007, Trinity Christian College (Fifth Third Bank LOC),

2.05%, 6/8/09	13,000	13,000

Illinois Development Finance Authority Revenue Bonds, Series 1998, Glenwood School for Boys (Harris N.A. LOC),

0.40%, 6/8/09	1,500	1,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Illinois – 10.8% continued

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC),

1.13%, 6/8/09	$7,985	$7,985

Illinois Development Finance Authority Revenue VRDB, Series 2002, Roosevelt University Project (JPMorgan Chase Bank LOC),

0.43%, 6/8/09	10,000	10,000

Illinois Development Finance Authority Revenue VRDB, Series 2003, Mount Carmel High School Project (JPMorgan Chase Bank LOC),

0.43%, 6/8/09	11,900	11,900

Illinois Educational Facilities Authority Revenue Bonds, Series 1985, Cultural Pool (JPMorgan Chase Bank LOC),

0.38%, 6/8/09	10,790	10,790

Illinois Educational Facilities Authority Revenue Bonds, Series 2003B, Augustana College (Harris N.A. LOC),

0.34%, 6/8/09	6,790	6,790

Illinois Educational Facilities Authority Revenue VRDB, Series 1999A, National Louis University (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	9,850	9,850

Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	7,800	7,800

Illinois Finance Authority Revenue Bonds, Citigroup Eagle 20060115-Class A, Northwestern University, (1)

0.39%, 6/8/09	8,170	8,170

Illinois Finance Authority Revenue Bonds, Nazareth Academy Project (Harris N.A. LOC),

0.43%, 6/8/09	5,900	5,900

Illinois Finance Authority Revenue Bonds, Northwestern, Citi ROCS RR-II-R-12043, (1)

0.49%, 6/8/09	10,395	10,395

Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC),

1.69%, 6/8/09	11,585	11,585

Illinois Finance Authority Revenue Bonds, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC),

0.48%, 6/8/09	10,300	10,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Illinois – 10.8% continued

Illinois Finance Authority Revenue Bonds, Series 2007, Erikson Project (Bank of America N.A. LOC),

0.35%, 6/8/09	$6,000	$6,000

Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank LOC),

0.43%, 6/8/09	9,000	9,000

Illinois Finance Authority Revenue Refunding VRDB, Series 2009 A-1, University of Chicago Medical (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	3,200	3,200

Series 2009 A-2, University of Chicago Medical (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	4,175	4,175

Series 2009-B-1, University of Chicago Medical (Bank of Montreal LOC),

0.25%, 6/1/09	4,200	4,200

Series 2009 B-2, University of Chicago Medical (Bank of Montreal LOC),

0.30%, 6/8/09	4,700	4,700

Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris N.A. LOC),

0.34%, 6/8/09	7,700	7,700

Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),

0.32%, 6/8/09	14,500	14,500

Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),

0.25%, 6/8/09	5,500	5,500

Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris N.A. LOC),

0.34%, 6/8/09	12,500	12,500

Illinois Finance Authority Revenue VRDB, Series 2008, Rockford Memorial Hospital (JPMorgan Chase Bank LOC),

0.30%, 6/8/09	20,200	20,200

Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris N.A. LOC),

0.53%, 6/8/09	3,000	3,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Illinois – 10.8% continued

Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC),

0.21%, 6/8/09	$5,000	$5,000

Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC),

0.35%, 6/8/09	7,935	7,935

Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC),

0.33%, 6/8/09	2,300	2,300

Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),

0.32%, 6/8/09	31,250	31,250

Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996 B, Franciscan Eldercare Village (Bank of America N.A. LOC),

0.32%, 6/8/09	2,300	2,300

Illinois Health Facilities Authority Revenue VRDB, Series 1985-C, Revolving Fund Pooled (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	6,850	6,850

Illinois Municipal Electric Agency Power Supply Revenue Bonds, Citigroup ROCS RR-II-R-11185WF (Wells Fargo & Co. Gtd.), (1)

0.34%, 6/8/09	16,105	16,105

Illinois State G.O. Certificates, Series 2009,

4.00%, 5/20/10	20,000	20,441

Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2, Senior Priority,

1.50%, 6/8/09	33,300	33,300

Illinois State Tollway Highway Authority Revenue VRDB, Series A-1, Senior Priority,

0.90%, 6/8/09	2,200	2,200

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

0.85%, 6/8/09	2,000	2,000

Lake County Multifamily Housing Revenue VRDB, Series 2008, Whispering Oak Apartments Project (FHLMC Gtd.),

0.35%, 6/8/09	3,250	3,250

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Illinois – 10.8% continued

Lisle Multifamily Housing Revenue Refunding VRDB, Series 1996, Four Lakes Phase V (Bank of America N.A. LOC),

0.35%, 6/8/09	$20,000	$20,000

Lombard Multifamily Housing Revenue Refunding Bonds, Series 2000, Clover Creek Apartments Project (FNMA LOC),

0.35%, 6/8/09	11,915	11,915

Morton Grove Cultural Facilities Revenue VRDB, Series 2006, Holocaust Museum (Bank of America N.A. LOC),

0.40%, 6/8/09	4,750	4,750

Normal G.O. VRDB, Series 2003, McLean County Project,

0.44%, 6/8/09	1,000	1,000

Oak Forest Revenue Bonds, Series 1989, Homewood Pool - South Suburban Mayors and Managers Association Program (Fifth Third Bank LOC),

2.05%, 6/8/09	13,050	13,050

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System,

0.28%, 6/8/09	12,315	12,315
		545,736

Indiana – 2.1%

Daviess County Economic Development Revenue Refunding and Improvement VRDB, Daviess Community (KeyBank N.A. LOC),

0.40%, 6/8/09	9,800	9,800

Elkhart County Multifamily Housing Revenue VRDB, Series 2008 II-A, Ashton Pine Apartments (FHLB Indianapolis LOC),

0.35%, 6/8/09	8,000	8,000

Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes,

2.00%, 1/5/10	20,000	20,106

Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-A, Clarian Health (Branch Banking & Trust Co. LOC),

0.34%, 6/8/09	14,600	14,600

Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005, Harrison County Hospital Project (JPMorgan Chase Bank LOC),

0.25%, 6/1/09	7,900	7,900

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Indiana – 2.1% continued

Indiana Health and Educational Facilities Financing Authority Revenue Bonds, Series 2005A, Howard Regional Health System Project (Comerica Bank LOC),

0.65%, 6/1/09	$8,600	$8,600

Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Village Project (Bank of America N.A. LOC),

0.32%, 6/8/09	290	290

Indiana Health Facility Financing Authority Revenue VRDB, Series 2002B Fayette Memorial Hospital Association (U.S. Bank N.A. LOC),

0.25%, 6/1/09	6,615	6,615

Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A, Margaret Mary Community Hospital Project (Fifth Third Bank LOC),

3.20%, 6/1/09	1,000	1,000

Indiana State Development Finance Authority Revenue VRDB, Series 2003, YMCA of Southwest Indiana Project (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	2,800	2,800

Indiana State Finance Authority Revenue Refunding VRDB, Series 2008 D-2, Trinity Health,

0.15%, 6/8/09	5,000	5,000

Indianapolis Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.),

0.35%, 6/8/09	18,000	18,000

Vincennes Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	2,100	2,100
		104,811

Iowa – 1.1%

Grinnell Hospital Revenue Refunding VRDB, Series 2001, Grinnell Regional Medical Center Project (U.S. Bank N.A. LOC),

0.20%, 6/1/09	3,200	3,200

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),

0.39%, 6/8/09	6,100	6,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Iowa – 1.1% continued

Iowa Finance Authority Private College Revenue VRDB, Series 2001, Morningside College Project (U.S. Bank N.A. LOC),

0.20%, 6/1/09	$4,500	$4,500

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A Wesley (Banco Santander Central Hispano LOC),

0.34%, 6/8/09	20,000	20,000

Iowa Higher Education Loan Authority Revenue Bonds, Series 2002, Luther College Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	11,570	11,570

Iowa State School Cash Anticipation Program, Warrant Certificates, Series 2008-A (FSA Corp. Insured),

3.50%, 6/25/09	10,000	10,011
		55,381

Kansas – 1.7%

Kansas Development Finance Authority Multifamily Revenue Refunding VRDB, Chesapeake Apartments Project (FHLMC LOC),

0.35%, 6/8/09	14,800	14,800

Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),

0.33%, 6/8/09	3,360	3,360

Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),

1.50%, 6/8/09	11,800	11,800

Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),

3.35%, 6/8/09	13,300	13,300

Kansas State Department of Transportation Highway Revenue Bonds, Series 2000B1,

0.14%, 6/1/09	16,885	16,885

Series 2000B2,

0.14%, 6/1/09	18,430	18,430

Olathe Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC),

0.35%, 6/8/09	7,780	7,780
		86,355

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Kentucky – 4.5%

Boone County PCR Refunding Bonds, Series 2008-A, Duke Energy, Inc. Project (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	$18,000	$18,000

City of Danville Municipal Pooled Lease Program (Fifth Third Bank LOC),

2.00%, 6/2/09	32,020	32,020

(Fifth Third Bank LOC),

2.00%, 6/3/09	52,220	52,220

(Fifth Third Bank LOC),

2.00%, 6/4/09	51,630	51,630

Clark County PCR Bonds, Series J-2, East Kentucky Power,

2.80%, 10/15/09	7,215	7,215

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

0.34%, 6/8/09	7,800	7,800

Jefferson County Multifamily Housing Revenue Refunding VRDB, Series 2002, Camden Meadows Project (FNMA Insured),

0.35%, 6/8/09	8,200	8,200

Kentucky Asset Liability Commission General Fund TRANS, Series 2008-A,

3.00%, 6/25/09	10,000	10,008

Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC),

0.33%, 6/8/09	100	100

Kentucky Economic Development Finance Authority Revenue VRDB, Series 2007, Adventist Long Term Care (SunTrust Bank LOC),

2.65%, 6/8/09	5,700	5,700

Kentucky Rural Water Finance Corp. Public Project Revenue Construction Notes, Series 2009 B-1,

2.00%, 3/1/10	14,500	14,586

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

0.34%, 6/8/09	9,685	9,685

Warren County Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Insured),

0.39%, 6/8/09	8,355	8,355

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Kentucky – 4.5% continued

Williamstown League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC),

0.34%, 6/8/09	$5,000	$5,000
		230,519

Louisiana – 1.1%

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC),

0.35%, 6/8/09	8,000	8,000

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC),

0.35%, 6/8/09	8,900	8,900

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 2008 D-2, Christus Health (Bank of Nova Scotia LOC),

0.27%, 6/8/09	6,250	6,250

Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC),

2.75%, 6/8/09	10,000	10,000

Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC),

0.23%, 6/1/09	11,000	11,000

Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase & Co. LOC), (1)

0.39%, 6/8/09	11,760	11,760
		55,910

Maryland – 2.7%

Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),

0.37%, 6/8/09	10,980	10,980

Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2008-G, Kirkwood Multifamily Housing (FHLMC LOC),

0.35%, 6/8/09	8,000	8,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Maryland – 2.7% continued

Maryland State Community Development Administration Department of Housing Revenue VRDB, Series 2009-A, Multifamily Development - Sharp Apartments (FHLMC Insured),

0.34%, 6/8/09	$16,950	$16,950

Maryland State Economic Development Corp. Revenue VRDB, Series 2008, Federation Amern Societies (Wachovia Bank N.A. LOC),

0.35%, 6/8/09	15,500	15,500

Maryland State Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.42%, 6/8/09	13,700	13,700

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.42%, 6/8/09	9,640	9,640

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

0.32%, 6/8/09	11,400	11,400

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC),

0.34%, 6/8/09	8,000	8,000

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Suburban Hospital (SunTrust Bank LOC),

2.75%, 6/8/09	5,500	5,500

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-A, University of Maryland System (Citizens Bank of Pennsylvania LOC),

2.70%, 6/8/09	6,500	6,500

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (Branch Banking & Trust Co. LOC),

0.34%, 6/8/09	11,500	11,500

Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),

0.42%, 6/8/09	870	870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Maryland – 2.7% continued

Prince Georges County Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC),

0.32%, 6/8/09	$10,000	$10,000

Town of Chestertown Revenue Refunding VRDB, Series 2008-A, Economic Development Project, Washington College (RBS Citizens N.A. LOC),

3.00%, 6/8/09	7,000	7,000
		135,540

Massachusetts – 2.1%

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),

0.37%, 6/8/09	2,200	2,200

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,

0.27%, 6/8/09	8,000	8,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School,

0.34%, 6/8/09	10,000	10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

0.24%, 6/8/09	7,755	7,755

Massachusetts State G.O. VRDB, Series 2006 A, Consolidated Loans,

0.50%, 6/1/09	1,000	1,000

Massachusetts State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2007-B, Suffolk University (JPMorgan Chase Bank LOC),

0.34%, 6/8/09	18,690	18,690

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2007-A, Suffolk University (RBS Citizens N.A. LOC),

3.30%, 6/8/09	17,230	17,230

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC),

0.22%, 6/8/09	8,020	8,020

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Massachusetts – 2.1% continued

Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A,

0.65%, 6/8/09	$1,200	$1,200

Series 2008-F,

0.18%, 6/8/09	1,515	1,515

The Commonwealth of Massachusetts CP Notes, Series H,

0.55%, 6/5/09	22,250	22,250

University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd.,

0.33%, 6/8/09	7,700	7,700
		105,560

Michigan – 3.2%

Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),

0.32%, 6/8/09	1,145	1,145

Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),

0.67%, 6/8/09	3,075	3,075

Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),

0.35%, 6/1/09	6,000	6,000

Jackson County Hospital Finance Authority Revenue Refunding Bonds, Foote Hospital (Assured Guaranty Insured),

0.58%, 6/8/09	6,300	6,300

Kalamazoo Hospital Finance Authority Facilities Revenue Refunding VRDB, Series 2009-A, Bronson Methodist (JPMorgan Chase Bank LOC),

0.32%, 6/8/09	11,700	11,700

Kentwood Economic Development Corp. Revenue Refunding VRDB, Series 2006B, Limited Obligation, Holland (Bank of America N.A. LOC),

0.32%, 6/8/09	12,275	12,275

Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC),

0.32%, 6/8/09	4,360	4,360

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Michigan – 3.2% continued

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007A, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),

0.39%, 6/8/09	$13,300	$13,300

Series 2007B, Limited Obligation, Calvin (JPMorgan Chase Bank LOC),

0.39%, 6/8/09	20,000	20,000

Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Cleary University Project (Comerica Bank LOC),

0.47%, 6/8/09	4,120	4,120

Michigan Municipal Bond Authority Revenue BANS, Series 2009, Clean Water,

3.00%, 7/15/09	16,800	16,843

Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured),

0.34%, 6/8/09	20,000	20,000

Michigan State Hospital Finance Authority Revenue VRDB, Series 2002, Hospice of Michigan (Fifth Third Bank LOC),

2.05%, 6/8/09	3,600	3,600

Michigan State Hospital Finance Authority Revenue VRDB, Series 2004B, Holland Community Hospital (JPMorgan Chase Bank LOC),

0.36%, 6/8/09	7,500	7,500

State of Michigan G.O. Notes, Series 2008-A,

3.00%, 9/30/09	30,000	30,093

Woodhaven Brownstown School District G.O. VRDB, Series 2004B, School Building & Site,

2.13%, 6/8/09	3,660	3,660
		163,971

Minnesota – 2.3%

Bloomington Port Authority Special Tax Revenue Refunding VRDB, Series 1999-B, Mall of America (FSA Corp. Insured),

2.20%, 6/8/09	11,900	11,900

Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),

0.32%, 6/8/09	3,445	3,445

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Minnesota – 2.3% continued

Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB, Series C2, Allina Health (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	$9,950	$9,950

Minneapolis Health Care System Revenue VRDB, Series 2008-E, Fairview Health Services (Wells Fargo Bank N.A. LOC),

0.16%, 6/8/09	6,500	6,500

Minneapolis Revenue Bonds, Series 2003A, Guthrie Theater Project (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	500	500

Minneapolis Student Housing Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC),

0.41%, 6/8/09	6,995	6,995

Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured),

0.35%, 6/1/09	3,600	3,600

Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC),

0.30%, 6/8/09	3,000	3,000

Minnesota Rural Water Finance Authority Revenue Notes, Public Project Construction Notes, Series 2009,

2.25%, 5/1/10	6,800	6,877

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2004-A, College Street Scholastica - Six (Marshall & Ilsley Bank LOC),

3.25%, 6/1/09	7,690	7,690

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 20045Z, University St. Thomas (U.S. Bank N.A. LOC),

0.35%, 6/8/09	9,400	9,400

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

0.35%, 6/1/09	5,345	5,345

Oak Park Heights Multifamily Housing Revenue Refunding VRDB, Series 2005, Boutwells Landing (FHLMC Gtd.),

0.33%, 6/8/09	7,325	7,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Minnesota – 2.3% continued

Robbinsdale Multifamily Housing Revenue Refunding VRDB, Series 2004-C, Copperfield Hill (Bank of America N.A. LOC),

0.41%, 6/8/09	$3,500	$3,500

Rochester G.O. VRDB, Series 2007-B, Waste Water,

0.34%, 6/8/09	7,100	7,100

Rochester Health Care Facilities Revenue VRDB, Series D, Mayo Clinic,

0.70%, 4/1/10	10,000	10,000

St. Louis Park Revenue Refunding VRDB, Series 2008-A, Park Nicollet (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	10,005	10,005

St. Paul Port Authority District Revenue VRDB, Series 2001-1-M (Dexia Credit Local LOC),

1.43%, 6/1/09	1,200	1,200
		114,332

Mississippi – 2.0%

Jackson County Port Facility Revenue Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.22%, 6/1/09	15,000	15,000

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007, SG Resources Mississippi LLC Project (SunTrust Bank LOC),

2.75%, 6/8/09	10,000	10,000

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-D, Chevron USA, Inc. Project,

0.59%, 9/1/09	20,000	20,000

Series 2007-E, Chevron USA, Inc. Project,

0.19%, 6/1/09	7,000	7,000

Mississippi Business Finance Corp. Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC),

0.39%, 6/8/09	12,935	12,935

Mississippi Business Finance Corp. Revenue VRDB, Series 2008, Promenade D Iberville Project (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	25,000	25,000

Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC),

0.29%, 6/8/09	5,000	5,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Mississippi – 2.0% continued

Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health,

0.15%, 6/8/09	$4,465	$4,465
		99,400

Missouri – 2.7%

Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),

0.25%, 6/1/09	4,840	4,840

Independence IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC),

0.35%, 6/8/09	14,240	14,240

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek IV Apartments (FNMA Insured),

0.40%, 6/8/09	8,395	8,395

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC),

0.35%, 6/8/09	8,000	8,000

Kansas City IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC),

0.33%, 6/8/09	2,065	2,065

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,

0.25%, 6/1/09	2,780	2,780

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Freeman Health System (KBC Bank N.V. LOC),

0.68%, 6/8/09	4,565	4,565

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	9,210	9,210

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2002, De Smet Jesuit High School (U.S. Bank N.A. LOC),

0.20%, 6/1/09	3,300	3,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Missouri – 2.7% continued

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC),

0.25%, 6/1/09	$1,565	$1,565

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004, Bethesda Health Group Project (U.S. Bank N.A. LOC),

0.20%, 6/1/09	3,295	3,295

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004B, Washington University,

0.30%, 6/1/09	12,740	12,740

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	9,000	9,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-F, Sisters Mercy Health,

0.30%, 6/8/09	16,600	16,600

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC),

0.25%, 6/1/09	8,025	8,025

South Point Hunter Ridge Trust Revenue VRDB Certificate Series Trust Various States, Series 2005A (Wachovia Bank N.A. LOC), (1)

0.59%, 6/8/09	10,575	10,575

Series 2005B (Wachovia Bank N.A. LOC), (1)

0.59%, 6/8/09	8,365	8,365

St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC),

0.39%, 6/8/09	4,000	4,000

St. Louis County IDA Revenue VRDB, Series B, Friendship Village South (Bank of America N.A. LOC),

0.34%, 6/8/09	5,615	5,615
		137,175

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Nebraska – 0.2%

Nebraska Elementary and Secondary School Finance Authority Revenue VRDB, Series 2004-A, Lutheran School Project (Fifth Third Bank LOC),

2.57%, 6/1/09	$4,710	$4,710

Series 2004-B, Lutheran School Project (Fifth Third Bank LOC),

2.57%, 6/1/09	3,390	3,390
		8,100

Nevada – 1.3%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),

0.32%, 6/8/09	9,700	9,700

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC),

0.32%, 6/8/09	5,225	5,225

Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC),

0.37%, 6/8/09	41,700	41,700

Las Vegas Valley Water District G.O., Series B, Water Improvement,

0.70%, 6/1/09	7,000	7,000
		63,625

New Hampshire – 0.5%

New Hampshire Business Finance Authority Revenue VRDB, Series 2008, Alice Peck Day Health System (Toronto-Dominion Bank LOC),

0.28%, 6/1/09	3,000	3,000

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC),

0.37%, 6/8/09	12,360	12,360

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2006, Tilton School (Bank of Nova Scotia LOC),

0.64%, 6/8/09	8,410	8,410
		23,770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

New Jersey – 1.3%

New Jersey EDA Revenue Bonds, Passaic Hebrew Institution (Bank of Nova Scotia LOC),

0.17%, 6/8/09	$1,000	$1,000

New Jersey EDA Revenue Refunding VRDB, Series 2006-A, Cedar Crest Village, Inc. (Bank of New York LOC),

0.19%, 6/8/09	1,300	1,300

New Jersey State Turnpike Authority Revenue VRDB, Series 2009-D (Bank of Nova Scotia LOC),

0.07%, 6/8/09	4,200	4,200

New Jersey TRANS, Series 2008-A,

3.00%, 6/25/09	60,000	60,055
		66,555

New Mexico – 0.6%

New Mexico Finance Authority Revenue Refunding Bonds, Subseries 2008 A-2, Sub Lien (UBS AG LOC),

0.25%, 6/8/09	8,000	8,000

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FNMA LOC),

0.35%, 6/8/09	8,000	8,000

Portales Student Housing Revenue VRDB, Series 2006-A, CHF Portales LLC (Banco Santander Central Hispano LOC),

0.34%, 6/8/09	13,520	13,520
		29,520

New York – 6.1%

Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC),

0.34%, 6/8/09	7,100	7,100

City of New York G.O., Subseries J-10, Fiscal 2008,

0.18%, 6/8/09	9,120	9,120

Metropolitan Transportation Authority Revenue Bonds, Citigroup Eagle 20080030 Class A (Berkshire Hathaway, Inc., Gtd.), (1)

0.48%, 6/8/09	28,000	28,000

Metropolitan Transportation Authority Revenue CP Notes (ABN AMRO Bank N.V. LOC),

0.45%, 6/12/09	58,500	58,500

(ABN AMRO Bank N.V. LOC),

0.45%, 6/18/09	30,000	30,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

New York – 6.1% continued

Metropolitan Transportation Authority Revenue Tax Exempt Municipal CP, Series 2007-C (ABN AMRO Bank N.V. LOC),

0.60%, 6/4/09	$30,000	$30,000

Series 2007-C (ABN AMRO Bank N.V. LOC),

0.60%, 6/5/09	31,000	31,000

Nassau County Interim Finance Authority Revenue Bonds, Series 2009 C,

0.22%, 6/8/09	38,000	38,000

New York City G.O. VRDB, Subseries 2008 L-4 (U.S. Bank N.A. LOC),

0.15%, 6/1/09	1,800	1,800

New York City Housing Development Corp. Multifamily Rent Housing Revenue VRDB, Series A, Gold Street (FNMA Insured),

0.18%, 6/8/09	14,700	14,700

New York City Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander Central Hispano LOC),

0.39%, 6/8/09	8,400	8,400

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3,

1.35%, 6/8/09	12,300	12,300

New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008, Rochester Friendly Home (Manufacturers & Traders Trust Co. LOC),

0.55%, 6/8/09	2,400	2,400

New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008-B, Cornell University,

0.23%, 6/1/09	20,000	20,000

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series 1999-A, New York Library (Toronto-Dominion Bank LOC),

0.19%, 6/8/09	7,625	7,625

New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities,

0.75%, 6/8/09	10,500	10,500
		309,445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

North Carolina – 3.2%

Charlotte G.O. VRDB,

0.35%, 6/8/09	$7,900	$7,900

Charlotte Water and Sewer System CP,

0.45%, 7/29/09	11,000	11,000

City of Greensboro Street Improvement G.O. VRDB,

0.35%, 6/8/09	10,000	10,000

Durham Water and Sewer Utility System Revenue VRDB, Series 1994,

0.45%, 6/8/09	200	200

Mecklenburg County COPS VRDB, Series 2006,

0.25%, 6/8/09	9,490	9,490

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC),

0.35%, 6/8/09	8,400	8,400

North Carolina Capital Facilities Finance Agency Revenue VRDB, Series 2007, High Point University Project (Branch Banking & Trust Co. LOC),

0.27%, 6/8/09	10,500	10,500

Series 2008, High Point University Project (Branch Banking & Trust Co. LOC),

0.27%, 6/8/09	10,000	10,000

North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Charlotte Latin (Wachovia Bank N.A. LOC),

0.35%, 6/8/09	2,920	2,920

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series 2005-C, Duke University Health System,

2.65%, 6/8/09	11,550	11,550

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),

2.50%, 6/8/09	2,500	2,500

North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2001, Aldersgate Project (Branch Banking & Trust Co. LOC),

0.34%, 6/8/09	13,765	13,765

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

North Carolina – 3.2% continued

North Carolina Medical Care Commission Retirement Facilities Revenue VRDB, Series 2007-C, First Mortgage, Southminster (Banco Santander Central Hispano LOC),

0.33%, 6/8/09	$2,600	$2,600

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

0.39%, 6/8/09	18,400	18,400

Wake County G.O. BANS, Series 2008,

3.50%, 10/15/09	15,000	15,099

Wake County G.O. VRDB, Series 2003C, Public Improvement Bonds,

0.32%, 6/8/09	9,500	9,500

Winston-Salem Water and Sewer System Revenue VRDB, Series 2002B,

0.34%, 6/8/09	6,000	6,000

Series 2002C,

0.34%, 6/8/09	11,400	11,400
		161,224

Ohio – 2.4%

Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2007, Carnegie/89th Garage Project (JPMorgan Chase Bank LOC),

0.25%, 6/8/09	15,200	15,200

Clinton County Hospital Revenue Refunding VRDB, Series 2002 A-1, Memorial Hospital Project (Fifth Third Bank LOC),

3.50%, 6/8/09	7,745	7,745

Cuyahoga County Healthcare Facilities Revenue Bonds, McGregor AMASA Stone (KeyBank N.A. LOC),

0.50%, 6/8/09	11,060	11,060

Cuyahoga County Healthcare Facilities Revenue Bonds, Series 2004, A M McGregor Home Project (KeyBank N.A. LOC),

0.60%, 6/8/09	5,065	5,065

Cuyahoga County Hospital Revenue VRDB, Series 2003, Metrohealth System Project (KeyBank N.A. LOC),

1.59%, 6/8/09	20,000	20,000

Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),

0.35%, 6/8/09	12,500	12,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Ohio – 2.4% continued

Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (Citibank N.A. LOC),

0.22%, 6/8/09	$380	$380

Hamilton County Hospital Facilities Revenue VRDB, Series 2007-N, Children’s Hospital Medical Center (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	5,000	5,000

Licking County Health Care Facilities Revenue Refunding VRDB, Series 2003, Kendal (Bank of Scotland PLC LOC),

0.34%, 6/8/09	19,025	19,025

Ohio State Air Quality Development Authority Revenue Refunding VRDB, Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC),

1.90%, 6/8/09	13,800	13,800

Ohio State Higher Educational Facility Commission Revenue VRDB, Series 2008-C, University Hospital Health System (Wells Fargo Bank N.A. LOC),

0.23%, 6/8/09	12,300	12,300

Ohio State University Revenue VRDB, Series 2008-B, General Receipts,

0.18%, 6/8/09	1,000	1,000

Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),

0.35%, 6/8/09	1,205	1,205
		124,280

Oklahoma – 0.7%

Oklahoma State Industrial Authority and Educational Facilities Revenue VRDB, Oklahoma Christian University Project (Bank of America N.A. LOC),

0.42%, 6/8/09	23,100	23,100

Oklahoma Water Resource Board State Loan Program Revenue VRDB,

1.50%, 9/1/09	3,285	3,285

Tulsa County Industrial Authority Capital Improvement Revenue VRDB, Series 2003A,

2.00%, 8/17/09	10,000	10,000
		36,385

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Oregon – 1.2%

Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),

0.32%, 6/8/09	$5,200	$5,200

Clackamas County Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health System (U.S. Bank N.A. LOC),

0.22%, 6/8/09	13,700	13,700

Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC),

0.36%, 6/8/09	9,945	9,945

Salem Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC),

0.20%, 6/8/09	6,000	6,000

State of Oregon G.O. TRANS, Series 2008-A,

3.00%, 6/30/09	25,000	25,026
		59,871

Pennsylvania – 2.1%

Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC),

0.35%, 6/8/09	9,785	9,785

Allegheny County IDA Revenue VRDB, Education Center at the Watson Institute (PNC Bank LOC),

0.34%, 6/8/09	6,000	6,000

Delaware River Joint Toll Bridge Commission Revenue VRDB, Series B-1 (Dexia Credit Local LOC),

0.90%, 6/8/09	7,800	7,800

Lancaster County Hospital Authority Revenue VRDB, Series 2000, Quarryville Presbyterian (Manufacturers & Traders Trust Co. LOC),

0.32%, 6/8/09	14,165	14,165

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),

0.44%, 6/8/09	1,615	1,615

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Refunding VRDB, Series 2009-A, PPL Energy Supply (Wachovia Bank N.A. LOC),

0.90%, 7/1/09	14,000	14,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Pennsylvania – 2.1% continued

Pennsylvania Higher Educational Facilities Authority College and University Revenue VRDB, Series 2007, Pennsylvania College of Optometry (Wachovia Bank N.A. LOC),

0.35%, 6/8/09	$8,095	$8,095

Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B,

1.40%, 6/8/09	19,350	19,350

Philadelphia Water and Wastewater Revenue Refunding VRDB, Series 2003 (FSA Corp. Insured),

2.15%, 6/8/09	18,150	18,150

Pittsburgh Urban Redevelopment Authority Water and Sewer System Revenue Refunding VRDB, Subseries 2008 C-1 (FSA Corp. Insured),

1.25%, 6/8/09	8,910	8,910

Southcentral General Authority Revenue VRDB, Series 2008-B, Wellspan Health Obligation Group (RBS Citizens N.A. LOC),

2.65%, 6/8/09	100	100
		107,970

South Carolina – 1.2%

Charleston Educational Excellence Finance Corp. Revenue Bonds, Citigroup ROCS RR-II-R-497M, (1)

0.39%, 6/8/09	9,115	9,115

Greenville Hospital System Board Facilities Revenue Refunding VRDB, Series 2008-D (Wachovia Bank N.A. LOC),

0.30%, 6/8/09	7,800	7,800

Piedmont Municipal Power Agency Revenue VRDB, Series 2008-C (Assured Guaranty Insured),

2.00%, 6/8/09	10,000	10,000

South Carolina Jobs EDA Hospital Revenue Refunding VRDB, Series 2009-C, Anmed Health (Branch Banking & Trust Co.),

0.22%, 6/8/09	5,000	5,000

South Carolina Jobs EDA Revenue Bonds, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC),

0.35%, 6/8/09	4,800	4,800

South Carolina Jobs EDA Revenue Bonds, Series 2003-A, Presbyterian Home Project (Wachovia Bank N.A. LOC),

0.50%, 6/8/09	3,965	3,965

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

South Carolina – 1.2% continued

South Carolina Transportation Infrastructure Bank Revenue Refunding VRDB, Series B2 (Branch Banking & Trust Co. LOC),

0.32%, 6/8/09	$22,000	$22,000
		62,680

South Dakota – 0.1%

South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospital and Health (U.S. Bank N.A. LOC),

0.41%, 6/8/09	4,705	4,705

Tennessee – 1.3%

Blount County Public Building Authority Revenue VRDB, Series 2008 C-3-A, Local Government Public Improvement,

0.27%, 6/8/09	8,000	8,000

Series 2008 E-1-A, Local Government Public Improvement (SunTrust Bank LOC),

1.15%, 6/1/09	7,000	7,000

Series C1-A, Local Government Public Improvement,

0.27%, 6/8/09	16,950	16,950

Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Windsor Park (FNMA Insured),

0.35%, 6/8/09	3,095	3,095

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2002, University of Nashville Project (SunTrust Bank LOC),

2.95%, 6/8/09	400	400

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),

0.35%, 6/8/09	17,029	17,029

Montgomery County Public Building Authority Revenue Bonds, Series 2002, Tennessee County Loan Pool (Bank of America N.A. LOC),

0.26%, 6/1/09	8,710	8,710

Montgomery County Public Building Authority Revenue Bonds, Tennessee County Loan Pool (Bank of America N.A. LOC),

0.26%, 6/1/09	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Tennessee – 1.3% continued

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC),

0.39%, 6/8/09	$6,000	$6,000
		68,184

Texas – 6.6%

Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,

0.53%, 6/8/09	9,600	9,600

Austin Hotel Occupancy Tax Revenue Refunding VRDB, Subseries 2008-A, Sub Lien (Dexia Credit Local LOC),

2.50%, 6/8/09	6,260	6,260

Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)

0.44%, 6/8/09	6,255	6,255

Bexar County Housing Finance Corp. Multifamily Housing Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured),

0.41%, 6/8/09	3,500	3,500

Brazos County Health Facilities Development Corp. Revenue Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	8,125	8,125

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Corp. Gtd.),

0.98%, 6/8/09	7,500	7,500

Crawford Education Facilities Corp. Revenue Bonds, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank LOC),

0.32%, 6/8/09	1,225	1,225

Cypress-Fairbanks Independent School District G.O., Series 2002B, School House (PSF of Texas Gtd.),

1.80%, 8/15/09	4,600	4,600

Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.),

1.90%, 8/1/09	15,000	15,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Texas – 6.6% continued

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Subseries 2008 B-2, Texas Medical Center (Compass Bank LOC),

0.25%, 6/8/09	$4,160	$4,160

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),

0.35%, 6/8/09	5,950	5,950

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

1.85%, 6/15/09	30,000	30,000

Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),

0.32%, 6/8/09	3,600	3,600

Lovejoy Texas Independent School District G.O., Series DB-514, Deutsche Bank Spears/Lifers Trust Various States (PSF of Texas Gtd.), (1)

0.29%, 6/8/09	3,275	3,275

Midway Independent School District G.O. VRDB, Series 2008-A, School Building (PSF of Texas Gtd.),

3.13%, 8/1/09	12,500	12,621

Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),

1.20%, 6/1/09	14,500	14,500

Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist Health System (SunTrust Bank LOC),

0.32%, 6/8/09	5,555	5,555

Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),

0.35%, 6/8/09	1,465	1,465

Texas State Transportation Commission Revenue VRDB, Series B, First Tier,

0.28%, 6/8/09	6,950	6,950

Texas TRANS, Series 2008,

3.00%, 8/28/09	130,000	130,431

Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien,

0.24%, 6/1/09	20,298	20,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Texas – 6.6% continued

Travis County Housing Finance Corp. Student Housing Revenue Bonds, College Houses Project (Wachovia Bank N.A. LOC),

0.32%, 6/8/09	$10,850	$10,850

University of Texas Revenue VRDB, Series 2008-B, Financing System,

0.10%, 6/8/09	20,900	20,900
		332,620

Utah – 0.3%

Duchesne County Hospital Development Revenue VRDB, Series 2007A, Uintah Basin Medical Center (JPMorgan Chase Bank LOC),

0.37%, 6/8/09	9,000	9,000

Utah State Board of Regents Revenue Refunding VRDB, University of Utah Hospital (Wells Fargo Bank N.A. LOC),

0.15%, 6/8/09	3,100	3,100

Utah Housing Corp. Multifamily Housing Revenue VRDB, Series 2009-A, Timbergate (FHLMC LOC),

0.39%, 6/8/09	3,125	3,125
		15,225

Vermont – 0.2%

Vermont Educational & Health Buildings Financing Agency Revenue Refunding VRDB, Series 2008-A, Fletcher Allen (Toronto-Dominion Bank LOC),

0.22%, 6/8/09	9,120	9,120

Virginia – 1.1%

Amherst IDA Revenue VRDB, Series 2008, Educational Facilities - Sweet Briar (Wachovia Bank N.A. LOC),

0.35%, 6/8/09	9,600	9,600

Fairfax County Water Authority Revenue Bonds, Citigroup Eagle 200691 Class A (U.S. Treasuries Escrowed), (1)

0.39%, 6/8/09	3,000	3,000

Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),

0.35%, 6/8/09	4,000	4,000

Madison County IDA Educational Facilities Revenue VRDB, Woodberry Forest School (SunTrust Bank LOC),

1.15%, 6/1/09	4,000	4,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Virginia – 1.1% continued

University of Virginia Revenue Bonds, Citigroup Eagle 20060017, Class A, (1)

0.39%, 6/8/09	$12,000	$12,000

Virginia College Building Authority Revenue VRDB, Series 2004, University of Richmond Project,

2.75%, 6/8/09	4,200	4,200

Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Museum Fine Arts Foundation (Wachovia Bank N.A. LOC),

0.32%, 6/8/09	20,000	20,000
		56,800

Washington – 3.1%

Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-2, Project 3,

0.75%, 6/8/09	61,915	61,915

Everett Washington Public Facilities District Revenue VRDB, Series 2007,

1.43%, 6/1/09	7,050	7,050

Washington State G.O., Series 1993B Smith Barney, Soc Gen Trust SGB-13, (1)

0.45%, 6/8/09	1,350	1,350

Washington State Healthcare Facilities Authority Revenue Bonds, Series B, Kadlec Medical Center (Assured Guaranty Insured),

1.25%, 6/8/09	14,000	14,000

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),

0.38%, 6/8/09	1,105	1,105

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2008-B, Southwest Washington Medical Center (Bank of America N.A. LOC),

0.25%, 6/8/09	6,975	6,975

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-C, Swedish Health Services (U.S. Bank N.A. LOC),

0.20%, 6/8/09	12,000	12,000

Washington State Healthcare Facilities Authority Revenue VRDB, Series A, Fred Hutchinson Center (Bank of America N.A. LOC),

0.60%, 6/8/09	22,625	22,625

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Washington – 3.1% continued

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series A, Gonzaga University Project (Bank of America N.A. LOC),

0.30%, 6/8/09	$421	$421

Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),

0.40%, 6/8/09	1,900	1,900

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC),

0.40%, 6/8/09	6,000	6,000

Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB, Series 2005, Antioch University Project (U.S. Bank N.A. LOC),

0.35%, 6/8/09	4,055	4,055

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),

0.40%, 6/8/09	5,400	5,400

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2002, Annie Wright School Project (Bank of America N.A. LOC),

0.25%, 6/1/09	1,695	1,695

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	5,000	5,000

Washington State Housing Finance Community Nonprofit Revenue VRDB, YMCA Tacoma and Pierce Project (U.S. Bank N.A. LOC),

Series A 1998,

0.45%, 6/8/09	2,800	2,800

Series B 1998,

0.45%, 6/8/09	3,535	3,535
		157,826

West Virginia – 0.6%

West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, Cabell Hospital (Branch Banking & Trust Co. LOC),

0.22%, 6/8/09	10,000	10,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

West Virginia – 0.6% continued

West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC),

0.20%, 6/8/09	$18,250	$18,250
		28,250

Wisconsin – 3.1%

City of Milwaukee Tax Exempt CP (State Street Bank & Trust LOC),

0.75%, 7/9/09	7,550	7,550

La Crosse Development Revenue VRDB, Series 2008, University of Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	8,100	8,100

Oak Creek PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC),

0.30%, 6/8/09	13,000	13,000

Pleasant Prairie PCR Refunding VRDB, Wisconsin Electric (Wells Fargo Bank N.A. LOC),

0.35%, 6/8/09	9,100	9,100

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Oakwood Village (Marshall & Ilsley Bank LOC),

4.00%, 6/8/09	13,200	13,200

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series B, Beaver Dam Community Hospital (U.S. Bank N.A. LOC),

0.35%, 6/8/09	3,215	3,215

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2001B, Newcastle Place Project (Bank of America N.A. LOC),

0.35%, 6/8/09	10,800	10,800

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),

0.40%, 6/8/09	3,250	3,250

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003C, Mercy Health Systems (Marshall & Ilsley Bank LOC),

1.69%, 6/8/09	10,900	10,900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Wisconsin – 3.1% continued

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute of Torah Study, Inc. Project (Harris N.A. LOC),

0.32%, 6/8/09	$3,045	$3,045

Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),

4.00%, 6/8/09	8,500	8,500

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern (JPMorgan Chase Bank LOC),

0.39%, 6/8/09	1,790	1,790

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002B, Capital Access Pool, Vernon Memorial Hospital (U.S. Bank N.A. LOC),

0.20%, 6/1/09	1,375	1,375

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002 G, Pooled Loan Financing Program (Marshall & Ilsley Bank LOC),

2.57%, 6/8/09	750	750

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),

0.20%, 6/8/09	20,000	20,000

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2005, Hospice Care Holdings, Inc. Project (Marshall & Ilsley Bank LOC),

2.30%, 6/8/09	640	640

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC),

0.38%, 6/8/09	3,150	3,150

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Gundersen Lutheran (Wells Fargo Bank N.A. LOC),

0.25%, 6/8/09	7,500	7,500

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series B, Southwest Health Center (Fifth Third Bank LOC),

2.00%, 6/8/09	6,240	6,240

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
MUNICIPAL INVESTMENTS – 99.2% continued

Wisconsin – 3.1% continued

Wisconsin School Districts Temporary Borrowing Program COPS TRANS, Series 2008, Cash Flow Management Program,

3.00%, 9/17/09	$25,000		$25,087
			157,192

Wyoming – 0.8%

Lincoln County PCR Bonds, Series 1984-A, Exxon Project (Exxon Mobil Corp. Gtd.),

0.09%, 6/1/09	4,910		4,910

Series 1984-C, Exxon Project (Exxon Mobil Corp. Gtd.),

0.09%, 6/1/09	12,525		12,525

Uinta County PCR Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.15%, 6/1/09	20,000		20,000

Series 1997, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.19%, 6/1/09	3,335		3,335
			40,770

Multiple States Pooled Security – 0.0%

BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1)

0.65%, 6/8/09	—	(2)	—	(2)
Total Municipal Investments
(Cost $5,025,778)			5,025,778

U.S. GOVERNMENT AGENCY – 0.4% (3)

Federal Home Loan Bank – 0.4%

FHLB Discount Note,

0.07%, 6/1/09	20,000		20,000
Total U.S. Government Agency
(Cost $20,000)			20,000

Total Investments – 99.6%
(Cost $5,045,778) (4)			5,045,778

Other Assets less Liabilities – 0.4%			21,475
NET ASSETS – 100.0%			$5,067,253

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The principal amount and value is less than $500.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	The cost for federal income tax purposes was $5,045,778.

Percentages shown are based on Net Assets.

At May 31, 2009, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	7.0%
Educational Services	14.1
Electric Services, Gas and Combined Utilities	6.4
Executive, Legislative and General Government	23.9
General Medical, Surgical and Nursing and Personal Care	8.4
Health Services and Residential Care	15.1
Urban and Community Development, Housing Programs and Social Services	9.2
All other sectors less than 5%	15.9

Total	100.0%

At May 31, 2009, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	13.2%
2 – 15 Days	74.9
16 – 30 Days	2.7
31 – 60 Days	1.3
61 – 97 Days	4.1
98 – 180 Days	1.7
181 – 270 Days	0.8
271 Days - 1 Year	1.3

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$—	$—
Level 2	5,045,778	—
Level 3	—	—

Total	$5,045,778	$—

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	HFA	Housing Finance Authority
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FDIC	Federal Deposit Insurance Corporation	PCR	Pollution Control Revenue
FFCB	Federal Farm Credit Bank	P-Floats	Puttable Floating Rate Security
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Freddie Mac	ROCS	Reset Option Certificates
FNMA	Fannie Mae	SGB	Sociète Generale Bank
FRN	Floating Rate Notes	Soc Gen	Sociète Generale
FSA	Financial Security Assurance	STARS	Short Term Adjustable Rate Securities
GIC	Guaranteed Investment Contract	TANS	Tax Anticipation Notes
GNMA	Government National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
G.O.	General Obligation	TSB	Trustee Savings Bank
Gtd.	Guaranteed	VRDB	Variable Rate Demand Bonds

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (the “Portfolios” or “Money Market Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2009, Shares and Service Shares were outstanding for each of the Money Market Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Diversified Assets Portfolio. The valuation methodology for such investments is described on page 15 of this semiannual report.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Government Portfolio and Treasury Portfolio have entered into such joint repurchase agreements at May 31, 2009, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain money market portfolios receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2008, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$7,106
Government	—	6,424
Government Select	—	11,552
Treasury	—	64
Tax-Exempt	1,029	181
Municipal	5,070	252

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2008, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$330,586
Government	—	143,924
Government Select	—	262,228
Tax-Exempt	21,912	12
Municipal	100,342	47

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2007, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$697,748
Government	—	144,695
Government Select	—	299,622
Tax-Exempt	25,797	—
Municipal	136,066	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolios adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the Net Asset Value (“NAV”), financial condition or results of operations of the Portfolios. As of November 30, 2008, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2009, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2009, were as follows:

Amounts in thousands	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	0.08%	0.17%
Government	0.25%	0.11%	0.14%
Government Select	0.20%	0.14%	0.06%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
Municipal	0.20%	0.10%	0.10%

The waivers described above are voluntary and may be modified or terminated at any time.

Each Portfolio except the Treasury Portfolio bears the expense of participation in the U.S. Department of the Treasury’s Temporary Guaranty Program without regard to the expense limitations.

In addition, in order to avoid a negative yield, the investment adviser may reimburse expenses or waive advisory fees of a Portfolio. Any such expense reimbursement or waiver would be voluntary and could be implemented or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2009, the investment adviser waived fees to avoid a negative yield for Diversified Assets, Government and Government Select Portfolios. The amounts waived are included in the Statements of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$53	$6
Government	18	9
Government Select	67	14
Treasury	12	—
Tax-Exempt	13	—
Municipal	13	4

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009, the Portfolios had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolios, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolios paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Portfolios. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolios by PNC Global Investment Servicing. The administration fee rate payable by the Portfolios is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. As of January 1, 2009, NTI does not pay a portion of the administration fees received to PNC Global Investment Servicing.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

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MONEY MARKET PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

In addition, if in any fiscal year the sum of a Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service plan for the Portfolios’ Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.

The expenses reimbursed during the six months ended May 31, 2009, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolios for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Servicing Agents”) under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SERVICE SHARES	PREMIER SHARES
Diversified Assets	$147	$—
Government	219	1
Government Select	341	—
Tax-Exempt	9	—
Municipal	91	—

As compensation for services rendered as a Servicing Agent, Northern Trust received shareholder servicing fees for the six months ended May 31, 2009, as follows:

Amounts in thousands	SERVICE SHARES
Diversified Assets	$63
Government	20
Government Select	32

6. INVESTMENT TRANSACTIONS

At May 31, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Diversified Assets	$9,954	$ —	$9,954	$10,330,587

7. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expenses. The agreement will expire on December 10,

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2009.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Diversified Assets	$63,748,171	$273	$(62,715,749)	$1,032,695
Government	89,030,135	605	(88,067,591)	963,149
Government Select	65,561,578	2,333	(64,859,940)	703,971
Treasury	11,965,442	37	(10,613,841)	1,351,638
Tax-Exempt	3,847,776	—	(3,655,417)	192,359
Municipal	12,129,236	1,473	(12,008,607)	122,102

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$158,912,159	$3,782	$(164,663,122)	$(5,747,181)
Government	136,216,699	2,333	(131,713,969)	4,505,063
Government Select	120,834,341	16,560	(113,369,542)	7,481,359
Treasury	1,336,380	—	(864,590)	471,790
Tax-Exempt	7,071,354	40	(6,893,049)	178,345
Municipal	24,362,841	14,185	(23,555,680)	821,346

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$882,407	$—	$(887,801)	$(5,394)
Government	425,711	—	(470,639)	(44,928)
Government Select	606,326	—	(893,940)	(287,614)
Tax-Exempt	17,636	—	(15,749)	1,887
Municipal	76,959	—	(81,179)	(4,220)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$1,687,903	$—	$(1,785,367)	$(97,464)
Government	584,410	—	(606,405)	(21,995)
Government Select	1,788,104	—	(1,360,932)	427,172
Tax-Exempt	14,747	—	(13,982)	765
Municipal	190,416	—	(164,820)	25,596

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Diversified Assets	$—	$—	$ —	$—
Government	—	—	(5,593)	(5,593)
Government Select	—	—	—	—
Tax-Exempt	—	—	—	—
Municipal	—	—	—	—

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2009 (UNAUDITED)

Transactions in Premier Shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$18,203	$—	$(32,908)	$(14,705)
Government	2,881	—	(1,490)	1,391
Government Select	547,967	—	(789,311)	(241,344)
Municipal	1,368	—	(1,700)	(332)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Diversified Assets Portfolio (the “Portfolio”). The Corporation currently has a First Tier credit rating. The CSA will expire no later than November 6, 2009.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation will not receive any consideration from the Portfolio. Under the CSA, the Corporation has committed to provide capital to the Portfolio in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio will promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualify as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees may, at its option, cause the Portfolio to sell the Security at any time if it determines that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, is insufficient. The CSA provides support in the maximum amount of $90,000,000. The maximum contribution amount may be increased at any time as agreed by the Corporation and the Trust.

The value of the CSA may increase or decrease as a result of changes in the value of the Security or other factors prior to the actual payment of a capital contribution by the Corporation to the Portfolio. No events occurred during the period which required the actual payment of a capital contribution to the Portfolio.

The maximum value of the CSA is limited to the maximum contribution amount.

As of May 31, 2009, the amortized cost and fair value of the Security is as follows:

AMORTIZED COST (000S)	FAIR VALUE (000S)
$13,815	$11,420

Additional information regarding the CSA can be found in the Portfolio’s financial statements and schedule of investments.

Further information on how the CSA impacts the Financial Statements can be found in Note 10.

10. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on each Portfolio’s financial position and results of operations.

The derivative held in the Diversified Assets Portfolio has not been designated a hedging instrument under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133 (Accounting for Derivative Instruments and Hedging Activities). The objectives and strategies of this derivative and counterparty credit risk can be found in Note 9.

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

Below is the type of derivative in the Diversified Assets Portfolio by location as presented in the Statements of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS
Derivative type	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Capital Support Agreement	Investment in capital support agreement, at value	$12,349

The following tables set forth by primary risk exposure the Diversified Assets Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENTS OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net realized gains (losses) on captial support agreement	$—

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENTS OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net change in unrealized depreciation on capital support agreement	$(17,470)

11. U.S. DEPARTMENT OF THE TREASURY’S TEMPORARY GUARANTY PROGRAM

On October 3, 2008, the Board of Trustees of the Northern Institutional Funds approved the participation by each of the Portfolios in the U.S. Department of the Treasury’s Temporary Guaranty Program (“Program”) for Money Market Funds except the Treasury Portfolio, which had not commenced operations as of that date. The Program protects the NAV of certain shares of a shareholder of record in the Portfolios at the close of business on September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Portfolio, if the Portfolio’s market-based NAV per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by a covered shareholder after the close of business on September 19, 2008 will not be guaranteed. If a customer closes his or her account with the Portfolios or a broker-dealer or other intermediary, any future investment in the Portfolios will not be guaranteed. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund. Each Portfolio will bear the expense of its participation in the Program without regard to any expense limitations currently in place. The fee for participation in the Program was 0.01 percent of the NAV of the Government, Government Select, Tax-Exempt, and Municipal Portfolios and 0.015 percent of the NAV of the Diversified Assets Portfolio.

On December 3, 2008, the Board of Trustees of the Northern Institutional Funds approved the participation by each of the Portfolios in the extension (the “Extension”) of the Program. The fee for participation in the Extension was 0.015 percent of the NAV of the Government, Government Select, Tax-Exempt, and Municipal Portfolios and 0.022 percent of the NAV of the Diversified Assets Portfolio, all as of September 19, 2008.

Each Portfolio bore the expense of its participation in the Program without regard to any expense limitations then in place and, therefore, all shareholders bore such expense irrespective of the extent of their coverage. The fees for participation in the Program are included in “Participation Fees” in the Statements of Operations.

On April 8, 2009, the Board of Trustees of Northern Institutional Funds approved the participation by each of the Portfolios except the Treasury Portfolio in the subsequent extension (the “Subsequent Extension”) of the Program. The Program was previously due to expire on April 30, 2009. The Subsequent Extension terminates on September 18, 2009, and the Treasury Department currently has no authority to extend the Program beyond that date. Each Portfolio will continue to bear the expense of its participation in the Program without regard to any expense limitations currently in place. The fee for participation is 0.015 percent of the NAV of the Government, Government Select, Tax-Exempt, and Municipal Portfolios and 0.023 percent of the NAV of the Diversified Assets Portfolio, all as of September 19, 2008.

12. SUBSEQUENT EVENT

On June 25, 2009, the Diversified Assets Portfolio sold the remaining position in Whistlejacket Capital LLC (the “Notes”) held in the Portfolio, realizing a loss on the sale. Pursuant to the Capital Support Agreement (“CSA”) (See Note 9), Northern Trust Corporation made an actual capital contribution payment to the Portfolio equal to the amount of the loss, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Notes, the CSA terminated.

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2009 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.41%	$1,000.00	$1,001.90	$2.05
Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07	**
SERVICE SHARES
Actual	0.59%	$1,000.00	$1,001.10	$2.94
Hypothetical	0.59%	$1,000.00	$1,021.99	$2.97	**

GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.39%	$1,000.00	$1,001.30	$1.95
Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97	**
SERVICE SHARES
Actual	0.53%	$1,000.00	$1,000.60	$2.64
Hypothetical	0.53%	$1,000.00	$1,022.29	$2.67	**

GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.23%	$1,000.00	$1,001.60	$1.15
Hypothetical	0.23%	$1,000.00	$1,023.78	$1.16	**
SERVICE SHARES
Actual	0.43%	$1,000.00	$1,000.60	$2.14
Hypothetical	0.43%	$1,000.00	$1,022.79	$2.17	**

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.09%	$1,000.00	$1,000.70	$0.45
Hypothetical	0.09%	$1,000.00	$1,024.48	$0.45	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2009 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.38%	$1,000.00	$1,002.70	$1.90
Hypothetical	0.38%	$1,000.00	$1,023.04	$1.92	**
SERVICE SHARES
Actual	0.64%	$1,000.00	$1,001.50	$3.19
Hypothetical	0.64%	$1,000.00	$1,021.74	$3.23	**

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.23%	$1,000.00	$1,003.40	$1.15
Hypothetical	0.23%	$1,000.00	$1,023.78	$1.16	**
SERVICE SHARES
Actual	0.49%	$1,000.00	$1,002.00	$2.45
Hypothetical	0.49%	$1,000.00	$1,022.49	$2.47	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS	MAY 31, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) expenses borne by the Portfolios; (v) the Investment Adviser’s profitability; (vi) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (vii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ custodian, transfer agent, and administrator. The Trustees also considered the Investment Adviser’s record of communicating and servicing shareholders. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees also considered the steps taken by the Investment Adviser in 2008 to strengthen its fixed income research and pricing functions. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued	MAY 31, 2009 (UNAUDITED)

Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. They also considered the Portfolios’ compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolios’ net asset values. Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be very meaningful due the small number of firms in the survey and the numerous factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolios. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	PRIME OBLIGATIONS PORTFOLIO

11	ABBREVIATIONS AND OTHER INFORMATION

12	NOTES TO THE FINANCIAL STATEMENTS

17	FUND EXPENSES

18	TRUSTEES AND OFFICERS

18	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2009 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$2,093,949	(1)
Repurchase agreements, at cost which approximates fair value	723,205
Investment in capital support agreement, at value (cost $—)	4,116
Interest income receivable	3,123
Receivable from affiliated administrator	196
Prepaid and other assets	402
Total Assets	2,824,991
LIABILITIES:
Cash overdraft	1
Payable for securities purchased	24,997
Distributions payable to shareholders	1,247
Payable to affiliates:
Investment advisory fees	249
Co-administration fees	249
Custody and accounting fees	74
Trustee fees	19
Accrued other liabilities	105
Total Liabilities	26,941
Net Assets	$2,798,050
ANALYSIS OF NET ASSETS:
Capital stock	$2,797,194
Accumulated undistributed net investment income	860
Accumulated undistributed net realized loss	(3,322)
Net unrealized appreciation	3,318
Net Assets	$2,798,050
Net Assets:
Shares	$2,673,336
Service Shares	124,714
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	2,672,508
Service Shares	124,685
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00

(1)	Certain defaulted securities reflect a fair market value rather than amortized cost. Investments at cost are $2,094,747.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$8,976
EXPENSES:
Investment advisory fees	1,812
Co-administration fees	1,207
Custody and accounting fees	191
Transfer agent fees	24
Registration fees	36
Printing fees	16
Professional fees	54
Trustee fees and expenses	31
Shareholder servicing fees	176
Participation fees	647
Other	55
Total Expenses	4,249
Less voluntary waivers of investment advisory fees	(604)
Less expenses reimbursed by administrator	(984)
Net Expenses	2,661
Net Investment Income	6,315
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	(3,322)
Net change in unrealized appreciation on investments	9,141
Net change in unrealized depreciation on capital support agreement	(5,823)
Net Losses on Investments	(4)
Net Increase in Net Assets Resulting from Operations	$6,311

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2009

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2009	2008
OPERATIONS:
Net investment income	$6,315	$88,691
Net realized gain (loss) on investment transactions	(3,322)	1,490
Net change in unrealized appreciation on investments and net change in unrealized depreciation on capital support agreement	3,318	–
Net Increase in Net Assets Resulting from Operations	6,311	90,181
CAPITAL SHARE TRANSACTIONS: (1)
Net increase (decrease) in net assets resulting from Shares transactions	800,451	(2,553,577)
Net decrease in net assets resulting from Service Shares transactions	(3,085)	(39,704)
Net decrease in net assets resulting from Premier Shares transactions	–	(86,628)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	797,366	(2,679,909)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(6,692)	(84,132)
Total Distributions to Shares Shareholders	(6,692)	(84,132)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(248)	(2,831)
Total Distributions to Service Shares Shareholders	(248)	(2,831)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income	–	(1,727)
Total Distributions to Premier Shares Shareholders	–	(1,727)
Total Increase (Decrease) in Net Assets	796,737	(2,678,418)
NET ASSETS:
Beginning of period	2,001,313	4,679,731
End of period	$2,798,050	$2,001,313
Accumulated Undistributed Net Investment Income	$860	$1,485

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2009(3)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.03		0.05	0.05	0.03	0.01
Net realized and unrealized gains (losses)	–		–		–	–	–	–
Total from Investment Operations	–		0.03		0.05	0.05	0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.03)		(0.05)	(0.05)	(0.03)	(0.01)
Total Distributions Paid	–		(0.03)		(0.05)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.30	%(4)	2.58	%(4)	5.23%	4.86%	2.94%	1.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,673,336		$1,873,486		$4,425,630	$1,627,181	$828,872	$594,224
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.20	%(5)	0.16	%(6)	0.20%	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.34%		0.29%		0.26%	0.27%	0.29%	0.29%
Net investment income, net of waivers, reimbursements and credits	0.54%		2.73%		5.11%	4.82%	2.97%	1.18%
Net investment income, before waivers, reimbursements and credits	0.40%		2.60%		5.05%	4.75%	2.88%	1.09%

	SERVICE
Selected per share data	2009(3)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.02		0.05	0.04	0.03	0.01
Net realized and unrealized gains (losses)	–		–		–	–	–	–
Total from Investment Operations	–		0.02		0.05	0.04	0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.02)		(0.05)	(0.04)	(0.03)	(0.01)
Total Distributions Paid	–		(0.02)		(0.05)	(0.04)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.18	%(4)	2.32	%(4)	4.96%	4.59%	2.67%	0.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$124,714		$127,827		$167,473	$154,867	$54,814	$48,496
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.46	%(5)	0.42	%(6)	0.46%	0.46%	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.60%		0.55%		0.52%	0.53%	0.55%	0.55%
Net investment income, net of waivers, reimbursements and credits	0.28%		2.47%		4.85%	4.56%	2.71%	0.92%
Net investment income, before waivers, reimbursements and credits	0.14%		2.34%		4.79%	4.49%	2.62%	0.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(4)	Without the value of the capital support agreement, the total return would have been 0.58% and 0.35%, for the Shares and Service Shares, respectively for the period ended May 31, 2009 and 2.30% and 2.06%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $622,000 and $25,000 for Shares and Service Shares, respectively, which represents 0.05% of average net assets for the period ended May 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $228,000 and $12,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 32.4%

Non-U.S. Depository Institutions – 32.4%

Abbey National PLC, Stamford,

0.50%, 7/30/09	$50,000	$50,000

0.45%, 8/7/09	15,000	15,001

Australia & New Zealand Bank, New York,

0.25%, 6/26/09	5,000	5,000

0.37%, 7/6/09	30,000	30,000

Banco Bilbao Vizcaya Argentaria,

0.60%, 7/29/09	40,000	40,000

0.55%, 8/7/09	10,000	10,000

Bank of Montreal, Chicago Branch,

0.25%, 6/30/09	40,000	40,000

Bank of Nova Scotia, New York Branch,

0.55%, 7/16/09	20,000	20,000

Barclays Bank, London Branch,

1.71%, 7/9/09	5,000	5,000

Barclays Bank, New York Branch,

0.45%, 8/14/09	15,000	15,000

1.20%, 11/20/09	40,000	40,000

BNP Paribas S.A., London Branch,

0.77%, 7/2/09	15,000	15,000

0.86%, 7/3/09	40,000	40,000

0.60%, 8/5/09	15,000	15,000

Commonwealth of Australia,

0.50%, 6/22/09	20,000	20,000

0.67%, 6/26/09	30,000	30,000

Credit Agricole S.A., London Branch,

0.77%, 7/17/09	50,000	50,000

0.75%, 7/20/09	5,000	5,000

0.45%, 8/13/09	10,000	10,000

Deutsche Bank, New York Branch,

0.62%, 7/15/09	50,000	50,000

0.62%, 7/16/09	5,000	5,000

HSBC PLC, London,

1.20%, 7/9/09	5,000	5,000

0.38%, 8/18/09	55,000	55,000

Lloyds Bank, London Branch,

1.40%, 7/15/09	15,000	15,000

Lloyds Bank, New York Branch,

1.04%, 7/17/09	35,000	35,000

1.11%, 11/30/09	12,000	12,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 32.4% continued

Non-U.S. Depository Institutions – 32.4% continued

National Australia Bank, London Branch,

0.60%, 7/1/09	$35,000	$35,000

0.61%, 7/14/09	20,000	20,000

0.60%, 7/16/09	5,000	5,000

Rabobank Nederland, New York Branch,

0.75%, 6/16/09	10,000	10,000

0.70%, 7/3/09	10,000	10,000

0.55%, 11/23/09	25,000	25,000

0.55%, 12/1/09	10,000	10,000

Royal Bank of Scotland, London Branch,

1.86%, 7/9/09	10,000	10,000

Royal Bank of Scotland, New York Branch,

1.40%, 6/25/09	10,000	10,000

1.20%, 6/30/09	30,000	30,000

1.55%, 7/14/09	10,000	10,000

1.27%, 11/27/09	10,000	10,000

Societe Generale, London Branch,

1.00%, 6/16/09	30,000	30,000

Westpac Banking Corp.,

0.50%, 8/3/09	50,000	50,000

0.48%, 8/6/09	10,000	10,000
Total Certificates of Deposit
(Cost $907,001)		907,001

COMMERCIAL PAPER – 15.2%

Electronic and Other Electronic Components – 1.4%

General Electric Capital Services,

0.55%, 8/3/09	25,000	24,976

General Electric Co.,

0.25%, 6/25/09	15,000	14,997
		39,973

Multi-Seller Conduits – 11.7%

Chariot Funding LLC,

0.25%, 6/16/09	7,652	7,651

0.23%, 6/26/09	10,000	9,998

Edison Asset Securitization,

0.25%, 7/1/09	30,000	29,994

Enterprise Funding LLC,

0.27%, 6/17/09	11,605	11,603

Jupiter Securitization Corp.,

0.23%, 6/22/09	40,000	39,995

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 15.2% continued

Multi-Seller Conduits – 11.7% continued

Liberty Street Funding Co.,

0.26%, 6/19/09	$19,500	$19,497

0.25%, 6/25/09	25,000	24,996

Park Avenue Receivables, (1)

0.25%, 6/11/09	7,500	7,499

0.23%, 6/18/09	30,000	29,997

0.23%, 6/25/09	20,000	19,997

Sheffield Receivables Corp.,

0.32%, 6/5/09	40,000	39,999

0.25%, 6/17/09	10,000	9,999

Thames Asset Global Securitization Number One, Inc.,

0.75%, 7/7/09	30,000	29,977

0.45%, 7/15/09	30,000	29,983

Yorktown Capital LLC,

0.27%, 6/18/09	17,005	17,002
		328,187

Non-Depository Personal Credit – 1.0%

General Electric Capital Corp.,

0.27%, 6/8/09	26,000	25,999

Non-U.S. Bank - Non-U.S. Government – 1.1%

Danske Corp., Sovereign Gtd.,

1.05%, 7/20/09	5,000	4,993

1.17%, 7/28/09	5,000	4,991

0.47%, 8/7/09	20,000	19,983
		29,967
Total Commercial Paper
(Cost $424,126)		424,126

CORPORATE NOTES/BONDS – 2.0%

General Merchandise Stores – 0.2%

Wal-Mart Stores, Inc.,

6.88%, 8/10/09	5,797	5,868

Non-Depository Personal Credit – 0.4%

General Electric Capital Corp., FRN,

1.42%, 6/15/09	3,000	3,000

0.35%, 6/24/09	9,000	9,000
		12,000

Structured Investment Vehicles – 0.1%

Whistlejacket Capital LLC, FRN, (1) (2) †

5.15%, 4/21/08	4,322	1,902

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 2.0% continued

Structured Investment Vehicles – 0.1% continued

Whistlejacket Capital LLC, FRN, (1) (2) † continued

2.50%, 5/20/08	$1,443	$635

3.81%, 7/23/08	2,886	1,269
		3,806

U.S. Depository Institutions – 1.3%

Bank of America N.A., FDIC Gtd.,

1.36%, 6/15/09, FRN	25,000	25,000

1.05%, 1/22/10	10,000	10,000
		35,000
Total Corporate Notes/Bonds
(Cost $57,472)		56,674

EURODOLLAR TIME DEPOSITS – 3.6%

Non-U.S. Depository Institutions – 3.6%

CALYON, Grand Cayman,

0.23%, 6/1/09	50,000	50,000

Lloyds Bank, London,

0.24%, 6/1/09	50,000	50,000
Total Eurodollar Time Deposits
(Cost $100,000)		100,000

PROMISSORY NOTE – 0.7%

Security, Commodity, Brokers/Dealers – 0.7%

Goldman Sachs Group, FDIC Insured,

0.46%, 6/30/09	20,000	20,000
Total Promissory Note
(Cost $20,000)		20,000

U.S. GOVERNMENT AGENCIES – 18.6% (3)

Fannie Mae – 2.4%

FNMA Discount Notes,

0.50%, 6/17/09	15,000	14,997

0.61%, 9/8/09	10,000	9,983

1.00%, 12/1/09	10,000	9,949

1.00%, 12/10/09	2,000	1,989

0.85%, 12/21/09	5,000	4,976

FNMA FRN,

1.03%, 7/13/09	10,000	9,993

0.97%, 8/5/09	10,000	9,995

FNMA Note,

6.38%, 6/15/09	5,000	5,006
		66,888

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 18.6% (3) continued

Federal Home Loan Bank – 12.4%

FHLB Bonds,

2.64%, 6/3/09	$10,000	$10,000

2.63%, 6/10/09	15,000	15,000

2.91%, 6/18/09	10,000	10,000

3.00%, 6/19/09	10,000	10,001

1.05%, 2/23/10	5,000	4,996

1.10%, 3/10/10	5,000	4,998

1.10%, 3/16/10	5,000	4,996

4.38%, 3/17/10	5,000	5,125

0.95%, 4/1/10	15,000	14,993

0.90%, 4/7/10	15,000	14,992

0.88%, 4/15/10	15,000	15,000

0.82%, 4/28/10	5,000	4,999

0.80%, 4/30/10	5,000	5,002

0.80%, 5/17/10	10,000	9,999

0.55%, 6/10/10	5,000	4,997

0.70%, 6/25/10	10,000	10,000

FHLB Discount Notes,

0.45%, 7/13/09	5,000	4,997

1.12%, 12/4/09	15,000	14,913

0.92%, 2/1/10	5,000	4,969

1.00%, 2/5/10	5,000	4,965

1.00%, 2/10/10	5,000	4,965

1.00%, 2/23/10	7,000	6,948

1.00%, 3/4/10	7,000	6,946

FHLB FRN,

0.53%, 6/1/09	20,000	20,000

0.65%, 6/1/09	25,000	25,000

0.72%, 6/1/09	15,000	15,000

0.79%, 6/1/09	10,000	10,000

0.82%, 6/1/09	30,000	30,000

0.85%, 6/1/09	30,000	29,995

1.11%, 7/8/09	25,000	25,000
		348,796

Freddie Mac – 3.8%

FHLMC Bond,

4.88%, 2/9/10	20,000	20,551

FHLMC Discount Notes,

0.50%, 6/15/09	15,000	14,997

1.00%, 2/1/10	10,000	9,932

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 18.6% (3) continued

Freddie Mac – 3.8% continued

FHLMC FRN,

1.24%, 6/3/09	$20,000	$19,992

1.26%, 6/10/09	20,000	19,990

0.64%, 8/24/09	10,000	9,998

FHLMC Note,

1.25%, 3/23/10	10,000	10,000
		105,460
Total U.S. Government Agencies
(Cost $521,144)		521,144

U.S. GOVERNMENT OBLIGATIONS – 2.3%

U.S. Treasury Bills – 1.2%

0.70%, 12/17/09	5,000	4,981

0.51%, 4/1/10	30,000	29,870
		34,851

U.S. Treasury Notes – 1.1%

3.63%, 7/15/09	5,000	5,008

4.63%, 7/31/09	22,000	22,088

4.63%, 11/15/09	3,000	3,057
		30,153
Total U.S. Government Obligations
(Cost $65,004)		65,004

Investments, at Amortized Cost
(Cost $2,094,747)		2,093,949

REPURCHASE AGREEMENTS – 25.9%
(Collateralized at a minimum of 102%)
Repurchase Agreements – 25.9% (4)

Bank of America N.A., dated 5/29/09, repurchase price $355,006

0.19%, 6/1/09	355,000	355,000

Citigroup Global Markets, Inc., dated 5/29/09, repurchase price $23,205

0.19%, 6/1/09	23,205	23,205

Credit Suisse First Boston Corp., dated 5/29/09, repurchase price $345,005

0.19%, 6/1/09	345,000	345,000
Total Repurchase Agreements
(Cost $723,205)		723,205

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAPITAL SUPPORT AGREEMENT – 0.1%

Northern Trust Corp., (5)	$ —	$4,116
Total Capital Support Agreement
(Cost $—)		4,116

Total Investments – 100.8%
(Cost $2,817,952) (6)		2,821,270

Liabilities less Other Assets – (0.8)%		(23,220)
NET ASSETS – 100.0%		$2,798,050

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $3,806,000 or 0.1% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$4,321
2.50%, 5/20/08	5/10/07	1,443
3.81%, 7/23/08	7/17/07	2,885

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$83,883	5.50% - 5.86%	8/1/36 - 2/1/38
FNMA	$661,020	2.63% - 10.10%	12/1/13 - 4/1/48

(5)	Investment in affiliate. Additional information can be found in the Notes to the Financial Statements.

(6)	The cost for federal income tax purposes was $2,817,952.

†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Prime Obligations Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security. Additional information regarding the CSA can be found in the Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	33.9%
2 - 15 Days	7.0
16 - 30 Days	15.9
31 - 60 Days	21.5
61 - 97 Days	9.8
98 - 180 Days	3.2
181 - 270 Days	4.2
271 Days - 1 Year	4.5

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	2,813,348	—
Level 3	3,806	4,116

Total	$2,817,154	$4,116

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued MAY 31, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/08	$13,127	$9,939
Realized gain (loss)	(3,318)	—
Change in unrealized appreciation (depreciation)	12,459	(5,823)
Net purchases (sales)	(18,462)	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/09	$3,806	$4,116

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The amount of change in unrealized gain (loss) due to investments in level 3 securities still held at May 31, 2009 was $9,141,000 for other financial instruments and $(5,823,000) for capital support agreement which is included in the Statement of Operations as part of the net change in unrealized appreciation on investments and net change in unrealized depreciation on capital support agreement.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Gtd.	Guaranteed	FHLMC	Freddie Mac
FDIC	Federal Deposit Insurance Corporation	FNMA	Fannie Mae
FHLB	Federal Home Loan Bank	FRN	Floating Rate Notes

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2009, Shares and Service Shares were outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Portfolio. The valuation methodology for such investments is described on page 9 of this semiannual report.

B) REPURCHASE AGREEMENTS During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2009 (UNAUDITED)

At November 30, 2008, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

UNDISTRIBUTED ORDINARY INCOME*

Amount in thousands
Prime Obligations	$3,072

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2008 and 2007 were as follows:

DISTRIBUTED FROM ORDINARY INCOME*

Amounts in thousands	2008	2007
Prime Obligations	$104,290	$219,729

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolio adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the Net Asset Value (“NAV”), financial condition or results of operations of the Portfolio. As of November 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive 0.05 percent of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2009, reduced advisory fees as shown in the accompanying Statement of Operations.

The Portfolio bears the expense of participation in the U.S. Department of the Treasury’s Temporary Guaranty Program without regard to the expense limitations.

In addition, in order to avoid a negative yield, the investment adviser may reimburse expenses or waive advisory fees of the Portfolio. Any such expense reimbursement or waiver would be voluntary and could be implemented or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. The adviser did not waive or reimburse fees to avoid a negative yield during the six months ended May 31, 2009.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Prime Obligations	$17	$7

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009, the Portfolio had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolio, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolio paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Portfolio. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolio by PNC Global Investment Servicing. The administration fee rate payable by the Portfolio is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent of the average daily net assets of the Portfolio. As of January 1, 2009, NTI does not pay a portion of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

the administration fees received to PNC Global Investment Servicing.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service Plan for the Portfolio’s Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the administration agreement. In addition, NTI as the sole administrator has voluntarily agreed to reimburse an additional 0.05 percent of the Prime Obligations Portfolio's Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2009, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Class-specific shareholder servicing fees for the six months ended May 31, 2009, were as follows:

Amounts in thousands	SERVICE SHARES
Prime Obligations	$176

6. INVESTMENT TRANSACTIONS

At May 31, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Prime Obligations	$3,318	—	$3,318	$2,817,952

7. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expenses. The agreement will expire on December 10, 2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2009.

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2009 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$3,820,081	$1,632	$(3,021,262)	$800,451
Service Shares	132,720	—	(135,805)	(3,085)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Shares	$7,293,667	$17,218	$(9,864,462)	$(2,553,577)
Service Shares	314,745	—	(354,449)	(39,704)
Premier Shares	223,737	—	(310,365)	(86,628)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Prime Obligations Portfolio (the “Portfolio”). The Corporation currently has a First Tier credit rating. The CSA will expire no later than November 6, 2009.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation will not receive any consideration from the Portfolio. Under the CSA, the Corporation has committed to provide capital to the Portfolio in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio will promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualify as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees may, at its option, cause the Portfolio to sell the Security at any time if it determines that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, is insufficient. The CSA provides support in the maximum amount of $30,000,000. The maximum contribution amount may be increased at any time as agreed by the Corporation and the Trust.

The value of the CSA may increase or decrease as a result of changes in the value of the Security or other factors prior to the actual payment of a capital contribution by the Corporation to the Portfolio. No events occurred during the period which required the actual payment of a capital contribution to the Portfolio.

The maximum value of the CSA is limited to the maximum contribution amount.

As of May 31, 2009, the amortized cost and fair value of the Security is as follows:

AMORTIZED COST (000S)	FAIR VALUE (000S)
$4,604	$3,806

Additional information regarding the CSA can be found in the Portfolio’s financial statements and schedule of investments.

Further information on how the CSA impacts the Financial Statements can be found in Note 10.

10. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued MAY 31, 2009 (UNAUDITED)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The derivative held in the Portfolio has not been designated a hedging instrument under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133 (Accounting for Derivative Instruments and Hedging Activities). The objectives and strategies of this derivative and counterparty credit risk can be found in Note 9.

Below is the type of derivative in the Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Capital Support Agreement	Investment in capital support agreement, at value	$4,116

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net realized gains (losses) on capital support agreement	$—

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net change in unrealized depreciation on capital support agreement	$(5,823)

11. U.S. DEPARTMENT OF THE TREASURY’S TEMPORARY GUARANTY PROGRAM

On October 3, 2008, the Board of Trustees of the Northern Institutional Funds approved the participation by the Portfolio in the U.S. Department of the Treasury’s Temporary Guaranty Program (“Program”) for Money Market Funds. The Program protects the NAV of certain shares of a shareholder of record in the Portfolio at the close of business on September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Portfolio, if the Portfolio’s market-based NAV per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by a covered shareholder after the close of business on September 19, 2008 will not be guaranteed. If a customer closes his or her account with the Portfolio or a broker-dealer or other intermediary, any future investment in the Portfolio will not be guaranteed. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund. The Portfolio will bear the expense of its participation in the Program without regard to any expense limitations currently in place. The fee for participation in the Program was 0.01 percent of the NAV of the Portfolio.

On December 3, 2008, the Board of Trustees of the Northern Institutional Funds approved the participation by the Portfolio in the extension (the “Extension”) of the Program. The fee for participation in the Extension was 0.015 percent of the NAV of the Portfolio as of September 19, 2008.

The Portfolio bore the expense of its participation in the Program without regard to any expense limitations then in place and, therefore, all shareholders bore such expense irrespective of the extent of their coverage. The fees for participation in the Program are included in “Participation Fees” in the Statement of Operations.

On April 8, 2009, the Board of Trustees of Northern Institutional Funds approved the participation by the Portfolio in the subsequent extension (the “Subsequent Extension”) of the Program. The Program was previously due to expire on April 30, 2009. The Subsequent Extension terminates on September 18, 2009, and the Treasury Department currently has no authority to extend the Program beyond that date. The Portfolio will continue to bear the expense of its participation in the Program without regard to any expense limitations currently in place. The fee for participation is 0.015 percent of the NAV of the Portfolio as of September 19, 2008.

12. SUBSEQUENT EVENT

On June 25, 2009, the Portfolio sold the remaining position in Whistlejacket Capital LLC (the “Notes”) held in the Portfolio, realizing a loss on the sale. Pursuant to the Capital Support Agreement (“CSA”) (See Note 9), Northern Trust Corporation made an actual capital contribution payment to the Portfolio equal to the amount of the loss, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Notes, the CSA terminated.

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES MAY 31, 2009 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID * 12/1/08 - 5/31/09
Actual	0.20%	$1,000.00	$1,003.00	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01	**
SERVICE SHARES
Actual	0.46%	$1,000.00	$1,001.80	$2.30
Hypothetical	0.46%	$1,000.00	$1,022.64	$2.32	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) expenses borne by the Portfolio; (v) the Investment Adviser’s profitability; (vi) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (vii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory

Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. The Trustees also considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator. In that regard, the Trustees considered the Investment Adviser’s record of communicating with and servicing shareholders. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also considered steps taken by the Investment Adviser in 2008 to strengthen its fixed income research and pricing functions. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2009 (UNAUDITED)

its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio and the investor base the Portfolio is intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolio’s net asset value. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, the regulatory and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including for example, firm structure, business lines and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services), and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary fee waivers and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, administrative, accounting and custodial functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	ABBREVIATIONS AND OTHER INFORMATION

10	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	TRUSTEES AND OFFICERS

16	APPROVAL OF ADVISORY AGREEMENT

18	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2009 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$540,824	(1)
Repurchase agreements, at cost which approximates fair value	185,056
Investment in capital support agreement, at value (cost $—)	2,607
Cash	56
Interest income receivable	1,501
Receivable from affiliated administrator	15
Prepaid and other assets	6
Total Assets	730,065
LIABILITIES:
Payable for securities purchased	5,998
Distributions payable to shareholders	526
Accrued co-administration fees	67
Trustee fees	19
Accrued other liabilities	25
Total Liabilities	6,635
Net Assets	$723,430
ANALYSIS OF NET ASSETS:
Capital stock	$724,156
Accumulated undistributed net investment income	97
Accumulated undistributed net realized loss	(2,765)
Net unrealized appreciation	1,942
Net Assets	$723,430
Total Shares Outstanding (no par value, unlimited shares authorized)	724,156
Net Asset Value, Redemption and Offering Price Per Share	$1.00

(1)	Certain defaulted securities reflect a fair market value rather than amortized cost. Investments at cost are $541,489.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	2	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$4,281
EXPENSES:
Investment advisory fees	1,064
Co-administration fees	426
Custody and accounting fees	61
Printing fees	3
Professional fees	22
Trustee fees and expenses	12
Other	29
Total Expenses	1,617
Less voluntary waivers of:
Investment advisory fees	(1,064)
Custody fees	(57)
Less expenses reimbursed by administrator	(66)
Less custodian credits	(4)
Net Expenses	426
Net Investment Income	3,855
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	(2,765)
Net change in unrealized appreciation on investments	7,618
Net change in unrealized depreciation on capital support agreement	(4,760)
Net Gain on Investments	93
Net Increase in Net Assets Resulting from Operations	$3,948

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2008

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2009	2008
OPERATIONS:
Net investment income	$3,855	$70,051
Net realized gains (losses) on investment transactions	(2,765)	187
Net change in unrealized appreciation on investments and net change in unrealized (depreciation) on capital support agreement	2,858	(916)
Net Increase in Net Assets Resulting from Operations	3,948	69,322
CAPITAL SHARE TRANSACTIONS:(1)
Net decrease in net assets resulting from capital share transactions	(297,468)	(1,776,444)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(297,468)	(1,776,444)
DISTRIBUTIONS PAID:
From net investment income	(3,946)	(70,050)
Total Distributions Paid	(3,946)	(70,050)
Total Decrease in Net Assets	(297,466)	(1,777,172)
NET ASSETS:
Beginning of period	1,020,896	2,798,068
End of period	$723,430	$1,020,896
Accumulated Undistributed Net Investment Income	$97	$188

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	4	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Selected per share data	2009		2008		2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	—	(3)	0.03		0.05	0.05	0.03	0.01
Net realized and unrealized gains (losses)	—	(4)	—	(4)	—	—	—	—
Total from Investment Operations	—		0.03		0.05	0.05	0.03	0.01
LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total Distributions Paid	—		(0.03)		(0.05)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.46	%(5)	2.64	%(5)	5.34%	4.95%	3.07%	1.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$723,430		$1,020,896		$2,798,068	$2,427,279	$2,305,164	$2,066,719
Ratio to average net assets of:(2)

Expenses, net of waivers, reimbursements and credits	0.10%		0.10%		0.10%	0.10%	0.10%	0.10%

Expenses, before waivers, reimbursements and credits	0.38%		0.37%		0.37%	0.37%	0.37%	0.37%

Net investment income, net of waivers, reimbursements and credits	0.91%		2.71%		5.21%	4.88%	3.04%	1.26%
Net investment income, before waivers, reimbursements and credits	0.63%		2.44%		4.94%	4.61%	2.77%	0.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

(4)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(5)	Without the value of the capital support agreement, the total return would have been 1.01% for the period ended May 31, 2009 and 2.36% for the fiscal year ended November 30, 2008.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 20.5%
Non-U.S. Depository Institutions – 20.5%
Abbey National PLC, Stamford, 0.45%, 8/7/09	$13,000	$13,001
Banco Bilbao Vizcaya Argentaria, 0.60%, 7/29/09	10,000	10,000
Bank of Montreal, Chicago Branch, 0.25%, 6/30/09	12,000	12,000
Barclays Bank, New York Branch, 0.45%, 8/14/09	5,000	5,000
Credit Agricole S.A., London Branch, 0.77%, 7/17/09	5,000	5,000
0.75%, 7/20/09	5,000	5,000
0.45%, 8/13/09	5,000	5,000
Deutsche Bank, New York Branch, 0.62%, 7/16/09	10,000	10,000
HSBC PLC, London, 0.38%, 8/18/09	15,000	15,000
Lloyds Bank, New York Branch, 1.04%, 7/17/09	10,000	10,000
National Australia Bank, London Branch, 0.60%, 7/16/09	10,000	10,000
Rabobank Nederland, New York Branch, 0.75%, 6/16/09	5,000	5,000
Royal Bank of Scotland, London Branch, 1.86%, 7/9/09	5,000	5,000
Royal Bank of Scotland, New York Branch, 1.40%, 6/25/09	5,000	5,000
1.55%, 7/14/09	5,000	5,000
1.27%, 11/27/09	3,000	3,000
Societe Generale, London Branch, 1.00%, 6/16/09	5,000	5,000
0.80%, 7/9/09	10,000	10,000
Westpac Banking Corp., 0.48%, 8/6/09	10,000	10,000
Total Certificates of Deposit
(Cost $148,001)		148,001

COMMERCIAL PAPER –10.8%
Multi-Seller Conduits – 8.8%
Chariot Funding LLC, 0.25%, 6/16/09	2,551	2,550
Enterprise Funding LLC, 0.27%, 6/17/09	5,802	5,802
Liberty Street Funding Co., 0.26%, 6/19/09	6,500	6,499
Park Avenue Receivables, (1) 0.25%, 6/11/09	2,500	2,500
0.23%, 6/25/09	3,000	2,999
Sheffield Receivables Corp., 0.32%, 6/2/09	10,000	10,000
0.25%, 6/17/09	5,000	4,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER –10.8% continued
Multi-Seller Conduits – 8.8% continued
Thames Asset Global Securitization Number One, Inc., 0.76%, 7/7/09	$15,000	$14,989
0.45%, 7/15/09	5,000	4,997
Yorktown Capital LLC, 0.27%, 6/18/09	8,502	8,501
		63,836
Non-Depository Personal Credit – 0.6%
General Electric Capital Corp., 0.27%, 6/8/09	4,000	4,000
Non-U.S. Bank - Non-U.S. Government – 1.4%
Danske Corp., Sovereign Gtd., 0.47%, 8/7/09	5,000	4,996
1.50%, 8/17/09	5,000	4,984
		9,980
Total Commercial Paper
(Cost $77,816)		77,816

CORPORATE NOTES/BONDS – 4.3%
Non-Depository Personal Credit – 2.5%
General Electric Capital Corp., FRN, 0.35%, 6/24/09	18,000	18,000
Structured Investment Vehicles – 0.4%
Whistlejacket Capital LLC, FRN, (1) (2) † 5.15%, 4/21/08	2,881	1,268
3.81%, 7/23/08	4,328	1,904
		3,172
U.S. Depository Institutions – 1.4%
Bank of America N.A, FDIC Gtd., FRN, 1.36%, 6/15/09	10,000	10,000
Total Corporate Notes/Bonds
(Cost $31,837)		31,172

EURODOLLAR TIME DEPOSITS – 5.9%
Non-U.S. Depository Institutions – 5.9%
CALYON, Grand Cayman, 0.23%, 6/1/09	20,000	20,000
Rabobank Nederland, Grand Cayman, 0.20%, 6/1/09	13,000	13,000
Societe Generale, Paris, France, 0.23%, 6/1/09	10,000	10,000
Total Eurodollar Time Deposits
(Cost $43,000)		43,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	6	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.2% (3)
Fannie Mae – 1.4%
FNMA FRN, 1.03%, 7/13/09	$5,000	$4,996
0.97%, 8/5/09	5,000	4,997
		9,993
Federal Home Loan Bank – 26.8%
FHLB Bonds,
2.64%, 6/3/09	20,000	20,000
2.75%, 6/4/09	10,000	10,000
2.63%, 6/10/09	20,000	19,999
2.70%, 6/16/09	15,000	15,000
2.91%, 6/18/09	15,000	15,000
3.00%, 6/19/09	10,000	10,001
1.05%, 2/23/10	3,000	2,998
0.90%, 4/7/10	10,000	9,995
0.88%, 4/15/10	5,000	5,000
0.82%, 4/28/10	5,000	4,999
0.80%, 4/30/10	3,000	3,001
0.55%, 6/10/10	3,000	2,998
0.70%, 6/25/10	3,000	3,000
FHLB Discount Notes,
2.99%, 7/13/09	10,000	9,965
1.12%, 12/4/09	7,000	6,960
1.00%, 2/23/10	5,000	4,963
FHLB FRN,
0.53%, 6/1/09	25,000	25,000
0.65%, 6/1/09	15,000	15,000
0.82%, 6/1/09	10,000	10,000
		193,879
Freddie Mac – 2.0%
FHLMC FRN,
1.24%, 6/3/09	10,000	9,997
FHLMC Note,
1.25%, 3/23/10	5,000	5,000
		14,997
Total U.S. Government Agencies
(Cost $218,869)		218,869

U.S. GOVERNMENT OBLIGATIONS – 3.0%
U.S. Treasury Bills – 2.7%
0.41%, 10/22/09	5,000	4,992
0.70%, 12/17/09	5,000	4,980
0.52%, 4/1/10	10,000	9,956
		19,928
U.S. Treasury Note – 0.3%
4.63%, 11/15/09	2,000	2,038
Total U.S. Government Obligations
(Cost $21,966)		21,966

Investments, at Amortized Cost
(Cost $541,489)		540,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 25.6%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements – 6.9% (4)
Morgan Stanley & Co., Inc., dated 5/29/09, repurchase price $11,124 0.14%, 6/1/09	$11,124	$11,124
Societe Generale, New York Branch, dated 5/29/09, repurchase price $22,247 0.16%, 6/1/09	22,247	22,247
UBS Securities LLC, dated 5/29/09, repurchase price $16,686 0.16%, 6/1/09	16,685	16,685
		50,056
(Collateralized at a minimum of 102%)
Repurchase Agreements – 18.7% (5)
Citigroup Global Markets, Inc., dated 5/29/09, repurchase price $40,001 0.19%, 6/1/09	40,000	40,000
Credit Suisse First Boston Corp., dated 5/29/09, repurchase price $95,002 0.19%, 6/1/09	95,000	95,000
		135,000
Total Repurchase Agreements
(Cost $185,056)		185,056

CAPITAL SUPPORT AGREEMENT – 0.4%
Northern Trust Corp., (6)	—	2,607
Total Capital Support Agreement
(Cost $—)		2,607

Total Investments – 100.7%
(Cost $726,545) (7)		728,487
Liabilities less Other Assets – (0.7)%		(5,057)
NET ASSETS – 100.0%		$723,430

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Restricted security that has been deemed illiquid. At May 31, 2009, the value of these restricted illiquid securities amounted to approximately $3,172,000 or 0.4% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Whistlejacket Capital LLC, FRN,
5.15%, 4/21/08	4/11/07	$2,881
3.81%, 7/23/08	7/17/07	4,327

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2009 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$32,991	2.38% - 6.25%	8/15/23 - 2/15/36
U.S. Treasury Notes	$18,232	1.13% - 4.25%	1/15/10 - 7/15/17

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$25,554	4.61%	4/1/35
FNMA	$113,496	3.93% - 6.33%	10/1/32 - 4/1/38

(6)	Investment in affiliate. Additional information can be found in the Notes to the Financial Statements.

(7)	The cost for federal income tax purposes was $726,545.

†	Defaulted security. The security has been valued at fair value according to procedures approved, in good faith, by the Trust’s Board of Trustees. Northern Trust Corporation has entered into a Capital Support Agreement (“CSA”) with Northern Institutional Funds on behalf of the Liquid Assets Portfolio (the “Portfolio”) and has committed to provide capital to the Portfolio, in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security. Additional information regarding the CSA can be found in the Notes to the Financial Statements.

Percentages shown are based on Net Assets.

At May 31, 2009, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	37.6
2 - 14 Days	10.6
15 - 30 Days	18.4
31 - 60 Days	14.5
61 - 90 Days	8.7
91 - 180 Days	1.4
181 Days - 1 Year	8.8
Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 — Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 — Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 — Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments and other financial instruments which are carried at fair value, as of May 31, 2009:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Level 1	$ —	$ —
Level 2	722,708	—
Level 3	3,172	2,607
Total	$725,880	$2,607

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS * (000S)
Balance as of 11/30/08	$10,939	$7,367
Realized gain (loss)	(2,765)	—
Change in unrealized appreciation (depreciation)	10,383	(4,760)
Net purchases (sales)	(15,385)	—
Transfers in and/or out of Level 3	—	—
Balance as of 5/31/09	$3,172	$2,607

*	Other financial instruments include futures, forwards and capital support agreement, if applicable.

The amount of change in unrealized gain (loss) due to investments in level 3 securities still held at May 31, 2009 was $7,618,000 for other financial instruments and $(4,760,000) for capital support agreement which is included in the Statement of Operations as part of the net change in unrealized appreciation on investments and net change in unrealized depreciation on capital support agreement.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	8	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

Gtd.	Guaranteed
FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Notes

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2009 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 24 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Prior to January 1, 2009, NTI and PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) served as the Trust’s co-administrators. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Amortized cost was not deemed to approximate fair value for certain investments in the Portfolio. The valuation methodology for such investments is described on page 8 of this semiannual report.

B) REPURCHASE AGREEMENTS During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2009, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	10	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

At November 30, 2008, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$1,139

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2008 and 2007 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2008	2007
Liquid Assets	$80,125	$138,041

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Portfolio adopted the provisions of FIN 48 on December 1, 2007 and the adoption did not have a material effect on the Net Asset Value (“NAV”), financial condition or results of operations of the Portfolio. As of November 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2005 through November 30, 2007 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2009, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2009, reduced fees as shown in the accompanying Statement of Operations. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to January 1, 2009, the Portfolio had a co-administration agreement with NTI and PNC Global Investment Servicing for certain administrative services. Pursuant to their co-administration agreement with the Portfolio, the co-administrators were entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets. The co-administrators were also entitled to additional fees for special legal services. The Portfolio paid the co-administration fees to NTI, which in turn paid a portion of these fees to PNC Global Investment Servicing for its services.

As of January 1, 2009, PNC Global Investment Servicing is no longer a co-administrator of the Portfolio. NTI, as the sole administrator, provides the administrative services formerly provided to the Portfolio by PNC Global Investment Servicing. The administration fee rate payable by the Portfolio is unchanged. NTI is entitled to a monthly administration fee at an annual rate of 0.10 percent of the average daily net assets of the Portfolio. As of January 1, 2009, NTI does not pay a portion of the administration fees received to PNC Global Investment Servicing.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

In addition, if in any fiscal year the sum of the Portfolio’s expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

Trust for its duties as transfer agent and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets, NTI as administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the administration agreement.

The expenses reimbursed for the six months ended May 31, 2009 under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Portfolio for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

At May 31, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Liquid Assets	$1,942	—	$1,942	$726,545

6. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expenses. The agreement will expire on December 10, 2009, unless renewed. Prior to December 11, 2008, the borrowings by the Trust bore an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR or (iii) 0.45 percent above LIBOR, at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2009, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2009.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Liquid Assets	$1,560,308	$(1,857,776)	$(297,468)

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2008, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Liquid Assets	$9,382,616	$(11,159,060)	$(1,776,444)

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

8. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Liquid Assets Portfolio (the “Portfolio”). The Corporation currently has a First Tier credit rating. The CSA will expire no later than November 6, 2009.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

investors in the Portfolio. The Corporation will not receive any consideration from the Portfolio. Under the CSA, the Corporation has committed to provide capital to the Portfolio in the event that the Portfolio realizes a loss on the Whistlejacket Capital LLC Security (the “Security”), in an amount sufficient for the Portfolio to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Portfolio will promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualify as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees may, at its option, cause the Portfolio to sell the Security at any time if it determines that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, is insufficient. The CSA provides support in the maximum amount of $12,500,000. The maximum contribution amount may be increased at any time as agreed by the Corporation and the Trust.

The value of the CSA may increase or decrease as a result of changes in the value of the Security or other factors prior to the actual payment of a capital contribution by the Corporation to the Portfolio. No events occurred during the period which required the actual payment of a capital contribution to the Portfolio.

The maximum value of the CSA is limited to the maximum contribution amount.

As of May 31, 2009, the amortized cost and fair value of the Security is as follows:

AMORTIZED COST (000S)	FAIR VALUE (000S)
$3,837	$3,172

Additional information regarding the CSA can be found in the Portfolio’s financial statements and schedule of investments.

Further information on how the CSA impacts the Financial Statements can be found in Note 9.

9. NEW ACCOUNTING PRONOUNCEMENTS

On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On May 28, 2009, the Financial Accounting Standards Board issued Staff Position No. 165, Subsequent Events (Statement 165). Statement 165 establishes general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. Statement 165 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implication of Statement 165 and the impact it will have on the financial statement disclosures.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio’s financial position and results of operations.

The derivative held in the Portfolio has not been designated a hedging instrument under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133 (Accounting for Derivative Instruments and Hedging Activities). The objectives and strategies of this derivative and counterparty credit risk can be found in Note 8.

Below is the type of derivative in the Portfolio by location as presented in the Statement of Assets and Liabilities as of May 31, 2009:

Amounts in thousands	ASSETS
Derivative type	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Capital Support Agreement	Investment in capital support agreement, at value	$2,607

The following tables set forth by primary risk exposure the Liquid Assets Portfolio’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with FAS 161.

Amounts in thousands	AMOUNT OF REALIZED GAINS (LOSSES) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net realized gains (losses) on capital support agreement	$ —

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2009 (UNAUDITED)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON CAPITAL SUPPORT AGREEMENT
Derivative type	STATEMENT OF OPERATIONS LOCATION	VALUE
Capital Support Agreement	Net change in unrealized depreciation on capital support agreement	$(4,760)

10. SUBSEQUENT EVENT

On June 25, 2009, the Portfolio sold the remaining position in Whistlejacket Capital LLC (the “Notes”) held in the Portfolio, realizing a loss on the sale. Pursuant to the Capital Support Agreement (“CSA”) (See Note 8), Northern Trust Corporation made an actual capital contribution payment to the Portfolio representing the amount necessary to prevent the loss from causing the market-based NAV of the Portfolio to fall below $0.9990, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Notes, the CSA terminated.

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LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2009 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2008 through May 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/08 - 5/31/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/08	ENDING ACCOUNT VALUE 5/31/09	EXPENSES PAID* 12/1/08 - 5/31/09
Actual	0.10%	$1,000.00	$1,004.60	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.43	$0.50	**

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

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LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	MAY 31, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT
The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, N.A. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 7-8, 2009 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. At the meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) expenses borne by the Portfolio; (v) the Investment Adviser’s profitability; (vi) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; (vii) and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolio; (iii) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (iv) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (vii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In addition, the Trustees considered the Investment Adviser’s willingness to meet separately with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the Investment Adviser’s record of communicating and servicing shareholders. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees also considered the steps taken by the Investment Adviser in 2008 to strengthen its fixed income research and pricing functions. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees did not consider competitive performance information for the Portfolio as it is privately placed and third party consultants do not provide competitive information for such funds. The Trustees considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the

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LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	MAY 31, 2009 (UNAUDITED)

Portfolio and the investor base the Portfolio is intended to serve. In that regard, they considered the purpose of the Portfolio, which is to serve as a vehicle for securities lending collateral. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolio’s net asset value. The Trustees also took into account the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, and the effects of these events on the Portfolio. Based on the information provided, the Trustees believed that the Investment Adviser was devoting appropriate resources to the performance of the Portfolio.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be very meaningful due the small number of firms in the survey and the numerous factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by the affiliate performing administration services) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s voluntary fee waivers with respect to its entire management fee and its affiliate’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting and securities lending services. The Trustees also considered that the Portfolio’s shareholders are predominantly other registered investment companies managed by the Investment Adviser.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: August 4, 2009

By	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date: August 4, 2009